                                   PROSPECTUS
                                       FOR
                                CORNERSTONE VUL I
          a flexible premium adjustable variable life insurance policy issued by
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               and funded through
                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     The Penn Mutual Life Insurance Company
                             Philadelphia, PA 19172
                                  800-523-0650

         The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. These and other Policy provisions are described in this prospectus.


--------------------------------------------------------------------------------

Penn Series Funds, Inc.                                          Manager
         Money Market Fund                                       Independence Capital Management, Inc.
         Limited Maturity Bond Fund                              Independence Capital Management, Inc.
         Quality Bond Fund                                       Independence Capital Management, Inc.
         High Yield Bond Fund                                    T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                   T. Rowe Price Associates, Inc.
         Growth Equity Fund                                      Independence Capital Management, Inc.
         Large Cap Value Fund                                    Putnam Investment Management, Inc.
         Index 500 Fund                                          Wells Capital Management Incorporated
         Mid Cap Growth Fund                                     Turner Investment Partners, Inc.
         Mid Cap Value Fund                                      Neuberger Berman Management Inc.
         Emerging Growth Fund                                    RS Investment Management, Inc.
         Small Cap Value Fund                                    Royce & Associates, Inc.
         International Equity Fund                               Vontobel USA, Inc.
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisors Management Trust                       Manager
         Balanced Portfolio                                      Neuberger Berman Management Incorporated
--------------------------------------------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund           Manager
         Equity-Income Portfolio                                 Fidelity Management and Research Company
         Growth Portfolio                                        Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund II        Manager
         Asset Manager Portfolio                                 Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley's The Universal Institutional Funds, Inc.         Manager
         Emerging Markets Equity (International) Portfolio       Morgan Stanley Asset Management
--------------------------------------------------------------------------------------------------------------------

  Please note that the Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                   May 1, 2000

                        Guide to Reading this Prospectus

         This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

         The prospectus is arranged as follows:

         o The first section is called "Basic Information." It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

         o The next section contains illustrations of a hypothetical Policy that help clarify how the Policy works. The "Illustrations" section starts on page 21.

         o After the Illustrations section is the "Additional Information" section. It gives additional information about Penn Mutual, Penn Mutual Variable Life Account I and the Policy. It generally does not repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 30.

         o The financial statements for Penn Mutual and for Penn Mutual Variable Life Account I follow the Additional Information section. They start on page 44.

         o Appendices A and B are after the financial statements. The Appendices are referred to in the Basic Information section. They provide specific information and examples to help you understand how the Policy works.


                                   **********

         The prospectuses of the funds that accompany this prospectus contain important information that you should know about the investments that may be made under the Policy. You should read the relevant prospectus(es) carefully before you invest.

                                BASIC INFORMATION

         This part of the prospectus provides answers to basic questions that may be asked about the Policy. Here are the page numbers where the questions and answers appear.

Question                                                                    Page
--------                                                                    ----
What Is the Policy?............................................................4

Who Owns the Policy?...........................................................4

What Payments Must Be Made Under the Policy?...................................5

How Will the Value of the Policy Change over Time?.............................7

What Are the Fees and Charges Under the Policy?................................7

What Are the Fees and Expenses Paid by the Investment Funds?..................10

Are There Other Charges That Penn Mutual Could Deduct in the Future?..........12

How Can I Change My Policy's Investment Allocations?..........................12

What Is a Policy Loan?........................................................13

How Can I Withdraw Money from My Policy?......................................14

What Is the Timing of Transactions Under the Policy?..........................14

How Much Life Insurance Does My Policy Provide?...............................15

Can I Change Insurance Coverage Under My Policy?..............................16

What Are the Supplemental Benefit Riders That I Can Buy?......................17

Do I Have the Right to Cancel My Policy?......................................17

Can I Choose Different Payout Options Under My Policy? .......................18

How Is the Policy Treated for Federal Income Tax Purposes?....................18

How Do I Communicate with Penn Mutual?........................................19

How Does Penn Mutual Communicate with Me?.....................................20

WHAT IS THE POLICY?

         The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

         You will have several options under the Policy. Here are some major ones:

         o   Determine when and how much you pay to us under the Policy

         o Determine when and how much of your policy value to allocate the investment options

         o   Borrow from your Policy

         o   Change the beneficiary who will receive the death benefit

         o   Change the amount of insurance protection

         o   Change the death benefit option you have selected under your Policy

         o Surrender or partially surrender your Policy for all or part of its net cash surrender value

         o Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

         Most of these options are subject to limits that are explained later in this prospectus.

         If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination of the proposed insured. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application.

         The maturity date of your Policy is the policy anniversary nearest the insured's 95th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid to you. The maturity benefit is equal to the policy value less any policy loan on the maturity date. Upon the written request of the owner, this policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net policy value.

Who Owns the Policy?

         You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that the reader is the owner or the person who has whatever right or privilege we are discussing.

What Payments Must Be Made Under the Policy?

Premium Payments

         Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" policy.

         Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

         We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. Federal tax law limits the amount of premium payments you can make relative to the amount of insurance coverage provided. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law.

         If you make a premium payment that exceeds certain other limits imposed under federal tax law, you could incur a penalty on the amount you take out of your policy. We will monitor the Policy and will attempt to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a "modified endowment contact" under the Code. See How is the Policy Treated for Federal Income Tax Purposes? below.

Planned Premiums

         The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also choose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient net cash surrender value to pay policy charges. You need only pay enough premium to maintain net cash surrender value sufficient to pay policy charges. See Three-Year No-Lapse Feature and Lapse and Reinstatement below.

Ways to Pay Premiums

         If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

         We will also accept premiums:

         o   by wire or by exchange from another insurance company,

         o via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

         o if we agree to it, through a salary deduction plan with your employer.

         You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

Three Year No-Lapse Feature

         Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if

         (a) the total premiums you have paid, less any partial surrenders you made,

             equals or exceeds

         (b) the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three-year no-lapse provision to three years after the effective date of the increase.

         The "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

         The three-year no-lapse feature will not apply if the amount borrowed under your Policy results in excessive indebtedness. See What Is a Policy Loan? later in this section.

Lapse and Reinstatement

         If the net cash surrender value of your Policy is not sufficient to pay policy charges, and the three-year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61-day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

         If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid policy charges and outstanding policy loan.

         If the Policy terminates, you can reinstate it within five years from the beginning of the grace period if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

Premiums upon an Increase in the Specified Amount

         If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See Changes in the Specified Amount of Insurance on page 16. We will notify you if an additional premium or a change in planned premiums is necessary.

How Will the Value of the Policy Change over Time?

         From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except for the first premium payment, which will be invested in the Penn Series Money Market Fund during the free-look period of time).

         Your policy value, which is allocated (or transferred) to the variable investment options, will vary with the investment performance of the underlying investment funds.

         The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

         At any time, your policy value is equal to:

         o   the net premiums you have paid,

         o plus or minus the investment results in the part of your policy value allocated to the variable investment options,

         o plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option,

         o   minus policy charges we deduct, and

         o   minus partial surrenders you have made.

         If you borrow money under your Policy, other factors affect your policy value. See What Is a Policy Loan? later in this section.

         For more information on policy values and the variable and fixed investment options, see More Information About Policy Values in the Additional Information section of this prospectus.

What Are the Fees and Charges Under the Policy?

Premium Charge

         o Premium Charge -- 6.5% is deducted from premium payments before allocation to the investment options. It consists of 2.5% to cover state premium taxes and 4% to partially compensate us for the expense of selling and distributing the Policies. For premiums received after the first 15 policy years, we intend to reduce the rate for the sales charge portion to 2%, which will result in a total premium charge of 4.5% in those years. We will notify you in advance if we change our current rates.

Monthly Deductions

         o Insurance Charge-- A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by attained age and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy, based on our examination of information bearing on insurance risk. Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insured's attained age increases. We currently place people we insure in the following rate classes: a smoker, standard nonsmoker or preferred nonsmoker rate class, or a rate class involving a higher mortality risk (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between smoker and nonsmoker. They are assigned to a smoker class at age 20 unless they have provided satisfactory evidence that they qualify for a nonsmoker class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase. The charge is deducted pro rata from your variable investment and fixed interest accounts.

         o Administrative Charge-- A maximum monthly charge to help cover our administrative costs. This charge has three parts: (1) a flat dollar charge of up to $9 (Currently, the flat dollar charge is $9 in the first policy year and $5 thereafter -- we will notify you in advance if we change our current rates); (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.10 per $1,000 per month of initial specified amount of insurance); and (3) for the first 12 months after an increase in the specified amount of insurance, a charge based on the increase ($0.10 per $1,000 increase in the specified amount of insurance). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and policy changes, reporting and overhead costs, processing applications and establishing policy records. We do not anticipate making any profit from this charge. The charge is deducted pro rata from your variable investment and fixed interest accounts.

         o Optional Supplemental Benefit Charges -- Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

Daily Mortality and Expense Risk Charge

         We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% for the duration of the Policy. Our current charge is 0.75%. We will notify you before we increase this charge. We may realize a profit from this charge, and if we do, it will be added to our surplus.

         The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amount we charge for administration.

Transfer Charge

         We reserve the right to impose a $10 transfer charge on any transfer of policy value among the variable investment options and/or fixed interest option in excess of the 12 transfers each policy year. We will notify you before imposing the charge.

Surrender Charge

         If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

         With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

         (a) = 25% of the lesser of (i) the sum of all premiums paid in the Policy and (ii) the maximum surrender charge premium (which is an amount calculated separately for each policy and is never more than 12 no-lapse premiums);

         (b) = an administrative charge based on the initial amount of insurance and the insured's age at the policy date (ranging from $1.00 up to age 9 to $7.00 at age 60 and over, per $1,000 of initial specified amount of insurance); and

         (c) = the applicable surrender factor from the table below in which the policy year is determined.

         With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

         (a) = an administrative charge based on the increase in the initial amount of insurance and the insured's age on the effective date of the increase (ranging from $1.00 up to age 9 to $7.00 at age 60 and over, per $1,000 of initial specified amount of insurance); and

         (b) = the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.


              Surrender During Policy Year               Surrender Factor
--------------------------------------------------------------------------------
                   1st through 7th                             1.00
--------------------------------------------------------------------------------
                        8th                                     .80
--------------------------------------------------------------------------------
                        9th                                     .60
--------------------------------------------------------------------------------
                       10th                                     .40
--------------------------------------------------------------------------------
                       11th                                     .20
--------------------------------------------------------------------------------
                   12th and later                                 0
--------------------------------------------------------------------------------

         The surrender charge under both of the above scenarios declines by 20% each policy year after the seventh, to $0 by the 12th policy year so that, after the 11th policy year, there is no surrender charge.

         If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component for surrenders within the first 11 policy years covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured's rate class, and creating and maintaining policy records, as well as the administrative costs of processing surrender requests. If the Policy is surrendered after the first 11 policy years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for expenses we incur which are associated with increasing the specified amount of insurance.

         We do not anticipate making any profit on the administrative charge component of the surrender charge.

Partial Surrender Charge

         If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

What are the Fees and Expenses Paid by the Investment Funds?

         The following tables show the fees and expenses paid by the investment funds.

Penn Series Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                               Management        Administrative                                      Total
                                  Fees            and Corporate      Accounting        Other          Fund
                             (after waiver)       Service Fees          Fees         Expenses       Expenses
                             --------------       ------------       ----------      --------       --------
Money Market (1)...........       0.20%               0.15%             0.08%          0.08%         0.51%
Limited Maturity Bond(1)...       0.30%               0.15%             0.08%          0.03%         0.56%
Quality Bond(1)............       0.35%               0.15%             0.08%          0.10%         0.68%
High Yield Bond(2).........       0.50%               0.15%             0.08%          0.09%         0.82%
Flexibly Managed(1)........       0.60%               0.15%             0.05%          0.06%         0.86%
Growth Equity(1)...........       0.65%               0.15%             0.06%          0.05%         0.91%
Large Cap Value(1)*........       0.60%               0.15%             0.06%          0.05%         0.86%
Index 500 Fund(1)..........       0.07%               0.09%             0.06%          0.03%         0.25%(3)
Mid Cap Growth Fund(1).....       0.70%               0.15%             0.08%          0.07%         1.00%
Mid Cap Value Fund(1)......       0.55%               0.15%             0.08%          0.08%         0.86%
Emerging Growth(2).........       0.73%               0.15%             0.07%          0.09%         1.04%
Small Cap Value (1)*.......       0.85%               0.15%             0.08%          0.09%         1.17%
International Equity(1)....       0.85%               0.15%             0.08%          0.10%         1.18%

----------------------

(1)  The expenses are estimates provided by the Funds' investment adviser.
(2)  The expenses are for the last fiscal year.
(3) The total expenses for the Index 500 Fund are estimated to be 0.31% if the Fund's administrator does not waive part of its Administrative and Corporate Services Fee.
* Prior to May 1, 2000, the Penn Series Large Cap Value Fund was the Penn Series Value Equity Fund and the Penn Series Small Cap Value Fund was the Penn Series Small Capitalization Fund.

--------------------------------------------------------------------------------
Neuberger  Berman Advisers Management Trust (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                       Management,
                                      Advisory and
                                     Administration     Other        Total Fund
                                          Fees         Expenses       Expenses
                                     --------------    --------       --------
Balanced.............................     0.85%         0.18%           1.03%


----------------------
(a) Neuberger Berman Advisers Management Trust (the "Trust") is divided into portfolios (each a "Portfolio"). Each Portfolio invests in a corresponding series ("Series") of the Trust. This table shows the current expenses paid by the Balanced Portfolio and the Portfolio's share of the current expenses of its Series. See "Expenses" in the Trust's Prospectus.

--------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                         Management     Other       Total Fund
                                            Fee        Expenses      Expenses
                                       ------------    --------     ----------
Equity-Income..........................    0.49%        0.07%         0.56%
Growth.................................    0.59%        0.06%         0.65%

----------------------
(a) These expenses are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.57% for the Equity Income Portfolio and 0.66% for the Growth Portfolio.

--------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund II
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                       Management Fee        Other    Total Fund
                                        (After Waiver)     Expenses    Expenses
                                        --------------     --------    --------
Asset Manager (a).....................      0.54%            0.08%       0.62%

----------------------
(a) The expenses presented are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.63% for the Asset Manager Portfolio.

--------------------------------------------------------------------------------
Morgan Stanley's The Universal Institutional Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                              Management    Other     Total Fund
                                                 Fee       Expenses    Expenses
Emerging Markets Equity (International).......  1.25%        0.50%       1.75%
--------------------------------------------------------------------------------

Are There Other Charges That Penn Mutual Could Deduct in the Future?

         We currently make no charge against policy values to pay federal income taxes. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

         Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

How Can I Change My Policy's Investment Allocations?

Future Premium Payments

         You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

Transfers Among Existing Investment Options

         You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

         o the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

         o if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

         o   we may defer transfers under certain conditions;

         o   transfers may not be made during the free-look period;

         o transfers may be made from the fixed interest option only during the 30-day period following the end of each policy year.

         The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so.

Dollar Cost Averaging

         This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assume a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may discontinue the program at any time.

Asset Rebalancing

         This program automatically reallocates your policy value among the variable investment options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the variable investment options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the Rebalancing Program. You may discontinue the program at any time.

What Is a Policy Loan?

         You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250.

         Interest charged on a policy loan is 5% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is deducted from the variable investment options and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the options. The special loan account will earn interest at 4% (or more in our discretion). With the interest we credit to the special loan account, the net cost of the policy loan is 1%. After the tenth policy year, we intend to credit interest at the rate of 4.75% (which will result in a net policy loan cost of 0.25% in those years).

         You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

         The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan.

         If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How Can I Withdraw Money from My Policy?

Full Surrender

         You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value." You must return your Policy when you request a full surrender.

Partial Surrender

         You may partially surrender your Policy for net cash surrender value, subject to the following conditions:

         o the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

         o   No more than four partial surrenders may be made in a policy year;

         o   each partial surrender must be at least $250;

         o a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and

         o during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

         If you elected the Option 1 insurance coverage (see How Much Insurance Does My Policy Provide? below), a partial surrender will reduce your specific amount of insurance.

         If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

What Is the Timing of Transactions Under the Policy?

         We will ordinarily pay any death benefit, loan proceeds or partial or full surrender proceeds, and will make transfers among the investment options and the fixed interest option, within seven days after receipt at our office of all the documents required for completion of the transaction. Other than the death benefit, which is determined as of the date of death, transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. A valuation period is the period commencing with the close of the New York Stock

Exchange and ending at the close of the next succeeding business day of the New York Stock Exchange.

         A planned premium and an unplanned premium which does not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the designated investment options based on values at the end of the valuation period in which we receive the premium.

         Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market Fund investment option until our evaluation has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

         We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

         We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

How Much Life Insurance Does My Policy Provide?

         In your application for the Policy, you will tell us how much life insurance coverage you want on the life of the insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance under the Policy is $50,000.

Death Benefits Options

         When the insured person dies, we will pay the death benefit less the amount of any outstanding policy loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

         o Option 1 -- The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of the insured's death.

         o Option 2 -- The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or
             (b) the "applicable percentage" of the policy value on the date of the insured's death.

         The "applicable percentage" is 250% when the insured has attained age 40 or less and decreases each year to 100% when the insured attains age 95. A table showing the "applicable percentages" for attained ages 0 to 95 is included as Appendix B.

         If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value. To see how and when investment performance may begin to affect the death benefit, see the Illustrations section of this prospectus.

         Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

Can I Change Insurance Coverage Under My Policy?

Change of Death Benefit Option

         You may change your insurance coverage from Option 1 to Option 2 and vice versa, subject to the following conditions:

         o after the change, the specified amount of insurance must be at least $50,000;

         o no change may be made in the first policy year and no more than one change may be made in any policy year; and

         o if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

Changes in the Specified Amount of Insurance

         You may increase the specified amount of insurance, subject to the following conditions:

         o you must submit an application along with evidence of insurability acceptable to Penn Mutual;

         o you must return your Policy so we can amend it to reflect the increase;

         o   any increase in the specified amount must be at least $10,000; and

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

         If you increase the specified amount within the first three policy years, the three year no-lapse period will be extended.

         You may decrease the specified amount of insurance, subject to the following conditions:

         o   no change may be made in the first policy year;

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

         o no decrease may be made within one year of an increase in the specified amount; and

         o any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

Tax Consequences

         See Federal Income Tax Considerations in the Additional Information section of this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

What Are the Supplemental Benefit Riders That I Can Buy?

         We offer supplemental benefit riders that may be added to your Policy. There are monthly charges for the riders, in addition to the charges described above. If any of these riders are added to your Policy, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

         Accidental Death Benefit. Provides a death benefit payable if the insured's death results from certain accidental causes. There is no cash value for this benefit.

         Additional Insured Term Insurance. Provides a death benefit payable on the death of an additional insured. More than one rider can be added to your Policy. There is no cash value for this benefit.

         Children's Term Insurance. Provides a death benefit payable on the death of a covered child. More than one child can be covered. There is no cash value for this benefit.

         Disability Waiver of Monthly Deduction. Provides for the waiver of the monthly deductions upon total disability of the insured.

         Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit. Provides for the waiver of the monthly deductions and payment of stipulated premiums upon total disability of the insured. If Option 1 is in effect at the time this benefit becomes effective, it will be changed to Option 2.

         Guaranteed Continuation of Policy. Guarantees that the Policy will remain in force and a death benefit will be payable regardless of the sufficiency of the net cash surrender value.

         Guaranteed Option to Increase Specified Amount. Allows the owner to increase the specified amount without evidence of insurability.

         Supplemental Term Insurance. Provides a death benefit payable on the death of the primary insured. There is no cash value for this benefit.

         Additional rules and limits apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

Do I Have the Right to Cancel My Policy?

         You have the right to cancel your Policy within 10 days after you receive it or within 45 days after you signed your application. This is referred to as the "free-look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         In most states, you will receive a refund of your premium as of the date of cancellation. The date of cancellation will be the date we receive the Policy.

         During the "free-look" period, money held under your Policy will be allocated to the Penn Series Money Market Fund investment option.

Can I Choose Different Payout Options Under My Policy?

Choosing a Payout Option

         You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy. Periodic payments may not be less than $50 each.

Changing a Payment Option

         You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

Tax Impact

         There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

How Is the Policy Treated for Federal Income Tax Purposes?

         Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not subject to income tax as long as we do not pay them out to you.

         Assuming your Policy is not treated as a "modified endowment contract" under federal income tax law, distributions from the Policy are generally treated as first recovering the investments in the Policy and then, only after the return of all investment in the Policy, as receiving taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing.

         However, some of the tax rules change if your Policy is found to be a "modified endowment contract." This can happen if you have paid more than a certain amount of premiums in relation to the insurance provided under the Policy. Under those circumstances, additional taxes and penalties may be payable for policy distributions and loans.

         For further information about the qualifications of the Policy as life insurance under federal tax law and the tax consequences of owning a Policy, see Federal Income Tax Considerations in the Additional Information section of this prospectus.

How Do I Communicate with Penn Mutual?

General Rules

         You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, P.O. Box 7460, Philadelphia, Pennsylvania 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing C3V, 600 Dresher Road, Horsham, Pennsylvania 19044.

         Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

         o  policy loans in excess of $5,000, and full and partial surrenders,

         o change of allocation among investment options for new premium payments,

         o  change of death benefit option,

         o  changes in specified amount of insurance,

         o  change of beneficiary,

         o  election of payment option for policy proceeds,

         o  tax withholding elections, and

         o  grant of telephone transaction privileges to third parties.

         You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

         We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office at 800-523-0650.

Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

Telephone Transactions

         You may request transfers among investment options by calling our office. In addition, if you complete a special authorizing form, you may authorize your Penn Mutual agent or other third person to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. In addition, we also reserve the right to suspend or terminate the privilege altogether. We may require certain identifying information to process a telephone transfer.


How Does Penn Mutual Communicate with Me?

         At least each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for the Separate Account and for each Fund underlying a subaccount to which you have allocated policy value, as required by the 1940 Act. In addition, when you pay premiums (other than by preauthorized check), or if you borrow money under your Policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you.

                                  ILLUSTRATIONS

         The tables on the following pages show how values under a hypothetical Policy change with investment performance over an extended period of time. The tables illustrate how policy values, net cash surrender values and death benefits under a Policy covering the insured of a given age on the issue date would vary over time if planned premiums were paid annually and the return on the assets in the selected funds were a uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years shown. The tables also show planned premiums accumulated at 5% interest. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by an owner, prevailing rates and rates of inflation.

         The tables reflect the daily charge against the investments for the mortality and expense risks we assume, which is equivalent to an effective annual charge of 0.75% of assets at the current rate and 0.90% at the maximum guaranteed rate. In addition, the tables assume an average annual expense ratio of 0.85% of the underlying investment funds available under the Policies. The average annual expense ratio is based on the expense ratios of each of the funds for their last fiscal year or, in the case of certain funds, estimates of their expense ratios. In the absence of certain voluntary waivers of fees and limitations on expenses, the average annual expense ratios of the investment funds would have been 0.91%. For information on fund expenses, see the What Are the Fees and Expenses Paid by the Investment Funds? In the Basic Information section of this prospectus

         After deduction of fund expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.6%, 4.4% and 10.40%, respectively, at current rates, and -1.75%, 4.25% and 10.25%, respectively, at the guaranteed maximum rates.

         The tables also reflect the deduction of the monthly administrative charge and the monthly cost of insurance charge for the hypothetical insured persons. Our current cost of insurance charges and the higher guaranteed maximum cost of insurance charges we have the contractual right to charge are reflected in separate tables on the following pages. All the tables reflect the fact that no charges for federal or state income taxes are currently made against the investments made under a hypothetical policy account and assume no policy loans or charges for supplemental benefits.

         The illustrations are based on our sex-distinct rates for standard nonsmokers. Upon request, we will furnish a comparable illustration based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 35                                                    Non-Smoker


                               $750 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                      USING CURRENT COST OF INSURANCE RATES

                              0% Hypothetical                   6% Hypothetical                    12% Hypothetical
            Premiums      Gross Investment Return           Gross Investment Return             Gross Investment Return
           Accumulated
  End of       at                 Net Cash                          Net Cash                           Net Cash
  Policy   5% Interest   Policy   Surrender    Death     Policy     Surrender     Death     Policy     Surrender      Death
   Year     Per Year     Value      Value     Benefit     Value       Value      Benefit     Value       Value       Benefit
      1         788        381         0      75,000        413           0      75,000        445           0        75,000
      2       1,614        887       425      75,000        980         517      75,000      1,077         614        75,000
      3       2,483      1,378       916      75,000      1,565       1,102      75,000      1,767       1,304        75,000
      4       3,394      1,858     1,395      75,000      2,171       1,709      75,000      2,525       2,062        75,000
      5       4,351      2,323     1,861      75,000      2,798       2,336      75,000      3,355       2,893        75,000
      6       5,357      2,776     2,313      75,000      3,448       2,985      75,000      4,268       3,805        75,000
      7       6,412      3,215     2,752      75,000      4,119       3,657      75,000      5,269       4,806        75,000
      8       7,520      3,637     3,267      75,000      4,811       4,441      75,000      6,365       5,995        75,000
      9       8,683      4,039     3,762      75,000      5,521       5,244      75,000      7,564       7,287        75,000
     10       9,905      4,423     4,238      75,000      6,250       6,065      75,000      8,877       8,692        75,000
     15      16,993      6,017     6,017      75,000     10,175      10,175      75,000     17,594      17,594        75,000
     20      26,039      7,050     7,050      75,000     14,637      14,637      75,000     31,678      31,678        75,000
     25      37,585      7,272     7,272      75,000     19,566      19,566      75,000     54,897      54,897        75,000
     30      52,321      6,137     6,137      75,000     24,690      24,690      75,000     93,159      93,159       113,653

(1)  Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $9.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.75% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 35                                                   Non-Smoker


                               $750 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                    USING GUARANTEED COST OF INSURANCE RATES

                            0% Hypothetical                     6% Hypothetical                    12% Hypothetical
             Premiums    Gross Investment Return             Gross Investment Return             Gross Investment Return
           Accumulated
  End of        at                  Net Cash                          Net Cash                           Net Cash
  Policy   5% Interest    Policy   Surrender     Death     Policy     Surrender     Death     Policy     Surrender     Death
   Year      Per Year      Value     Value      Benefit     Value       Value      Benefit     Value       Value      Benefit
     1            788       369          0      75,000        400           0      75,000        432           0      75,000
     2          1,614       815        352      75,000        904         442      75,000        998         536      75,000
     3          2,483     1,246        783      75,000      1,423         960      75,000      1,615       1,152      75,000
     4          3,394     1,662      1,199      75,000      1,955       1,493      75,000      2,287       1,825      75,000
     5          4,351     2,061      1,598      75,000      2,501       2,038      75,000      3,019       2,556      75,000
     6          5,357     2,443      1,981      75,000      3,060       2,598      75,000      3,816       3,354      75,000
     7          6,412     2,807      2,344      75,000      3,631       3,169      75,000      4,684       4,221      75,000
     8          7,520     3,152      2,782      75,000      4,215       3,845      75,000      5,630       5,260      75,000
     9          8,683     3,478      3,200      75,000      4,811       4,533      75,000      6,660       6,383      75,000
    10          9,905     3,784      3,599      75,000      5,418       5,233      75,000      7,785       7,600      75,000
    15         16,993     4,965      4,965      75,000      8,595       8,595      75,000     15,150      15,150      75,000
    20         26,039     5,389      5,389      75,000     11,861      11,861      75,000     26,688      26,688      75,000
    25         37,585     4,560      4,560      75,000     14,760      14,760      75,000     45,122      45,122      75,000
    30         52,321     1,640      1,640      75,000     16,494      16,494      75,000     75,634      75,634      92,274

(1)    Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 35                                                  Non-Smoker


                              $1,200 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2

                      USING CURRENT COST OF INSURANCE RATES

                                  0% Hypothetical                   6% Hypothetical                    12% Hypothetical
             Premiums         Gross Investment Return           Gross Investment Return              Gross Investment Return
            Accumulated
   End of       at                   Net Cash                           Net Cash                             Net Cash
   Policy   5% Interest   Policy     Surrender    Death     Policy    Surrender     Death        Policy     Surrender     Death
             Per Year      Value       Value     Benefit     Value      Value      Benefit        Value       Value      Benefit
      1       1,260         794         332      75,794        852        389      75,852           909         446      75,909
      2       2,583       1,707       1,244      76,707      1,876      1,413      76,876         2,052       1,589      77,052
      3       3,972       2,597       2,134      77,597      2,937      2,474      77,937         3,305       2,843      78,305
      4       5,431       3,468       3,005      78,468      4,040      3,577      79,040         4,684       4,221      79,684
      5       6,962       4,318       3,855      79,318      5,184      4,731      80,184         6,198       5,736      81,198
      6       8,570       5,148       4,685      80,148      6,372      5,909      81,372         7,863       4,701      82,863
      7      10,259       5,957       5,494      80,957      7,604      7,141      82,604         9,694       9,231      84,694
      8      12,032       6,742       6,372      81,742      8,879      8,509      83,879        11,703      11,333      86,703
      9      13,893       7,501       7,223      82,501     10,196      9,918      85,196        13,905      13,628      88,905
     10      15,848       8,232       8,047      83,232     11,555     11,370      86,555        16,322      16,137      91,322
     15      27,189      11,454      11,454      86,454     19,010     19,010      94,010        32,412      32,412     107,412
     20      41,663      13,959      13,959      88,959     27,719     27,719     102,719        58,184      58,184     133,184
     25      60,136      15,441      15,441      90,441     37,572     37,572     112,572        99,371      99,371     174,371
     30      83,713      15,343      15,343      90,343     48,106     48,106     123,106       164,988     164,988     239,988

(1)    Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $9.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.75% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 35                                                   Non-Smoker


                              $1,200 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2

                    USING GUARANTEED COST OF INSURANCE RATES

                                 0% Hypothetical                   6% Hypothetical                      12% Hypothetical
            Premiums         Gross Investment Return           Gross Investment Return              Gross Investment Return
           Accumulated
 End of        at                   Net Cash                           Net Cash                             Net Cash
 Policy   5% Interest     Policy    Surrender     Death     Policy     Surrender    Death         Policy    Surrender     Death
  Year      Per Year      Value       Value      Benefit     Value       Value     Benefit        Value       Value      Benefit
    1          1,260        781         319      75,781        838         375     75,838           895         433      75,895
    2          2,583      1,632       1,169      76,632      1,798       1,335     76,798         1,970       1,508      76,970
    3          3,972      2,459       1,997      77,459      2,789       2,327     77,790         3,147       2,685      78,147
    4          5,431      3,264       2,801      78,264      3,814       3,352     78,814         4,436       3,973      79,436
    5          6,962      4,044       3,581      79,044      4,872       4,410     79,872         5,845       5,382      80,845
    6          8,570      4,799       4,336      79,799      5,964       5,501     80,964         7,387       6,924      82,387
    7         10,259      5,527       5,065      80,527      7,087       6,625     82,087         9,072       8,610      84,072
    8         12,032      6,230       5,860      81,230      8,245       7,875     83,245        10,917      10,547      85,917
    9         13,893      6,905       6,627      81,905      9,436       9,159     84,437        12,933      12,656      87,933
   10         15,848      7,552       7,367      82,552     10,662      10,477     85,662        15,140      14,955      90,140
   15         27,189     10,320      10,320      85,320     17,281      17,281     92,281        29,695      29,695     104,695
   20         41,663     12,128      12,128      87,128     24,598      24,598     99,598        52,449      52,449     127,449
   25         60,136     12,477      12,477      87,477     32,107      32,107    107,107        87,795      87,795     162,795
   30         83,713     10,618      10,618      85,618     38,854      38,854    113,854       142,519     142,519     217,519

(1)    Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Female Issue Age: 45                                                 Non-Smoker


                              $1,500 ANNUAL PREMIUM
                            $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                      USING CURRENT COST OF INSURANCE RATES

                                 0% Hypothetical                  6% Hypothetical                    12% Hypothetical
            Premiums         Gross Investment Return           Gross Investment Return            Gross Investment Return
          Accumulated
 End of        at                   Net Cash                           Net Cash                           Net Cash
 Policy   5% Interest     Policy    Surrender   Death      Policy     Surrender   Death       Policy    Surrender    Death
  Year      Per Year      Value       Value    Benefit      Value       Value    Benefit       Value      Value      Benefit
   1          1,575        835           0     125,000        902           0    125,000         969          0     125,000
   2          3,229      1,826         839     125,000      2,018       1,031    125,000       2,218      1,231     125,000
   3          4,965      2,773       1,786     125,000      3,155       2,168    125,000       3,569      2,582     125,000
   4          6,788      3,683       2,696     125,000      4,319       3,332    125,000       5,038      4,051     125,000
   5          8,703      4,554       3,567     125,000      5,511       4,525    125,000       6,637      5,650     125,000
   6         10,713      5,385       4,399     125,000      6,731       5,744    125,000       8,378      7,391     125,000
   7         12,824      6,188       5,201     125,000      7,989       7,002    125,000      10,288      9,301     125,000
   8         15,040      6,958       6,168     125,000      9,285       8,496    125,000      12,380     11,591     125,000
   9         17,367      7,689       7,097     125,000     10,614      10,022    125,000      14,670     14,078     125,000
  10         19,810      8,384       7,990     125,000     11,978      11,584    125,000      17,180     16,785     125,000
  15         33,986     11,161      11,161     125,000     19,253      19,253    125,000      33,853     33,853     125,000
  20         52,079     12,656      12,656     125,000     27,356      27,356    125,000      60,934     60,934     125,000
  25         75,170     12,254      12,254     125,000     36,033      36,033    125,000     106,121    106,121     125,000
  30        104,641      9,237       9,237     125,000     45,157      45,157    125,000     181,883    181,883     194,615

(1)    Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $9.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.75% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Female Issue Age: 45                                                Non-Smoker


                              $1,500 ANNUAL PREMIUM
                            $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                    USING GUARANTEED COST OF INSURANCE RATES

                                 0% Hypothetical                   6% Hypothetical                  12% Hypothetical
            Premiums        Gross Investment Return           Gross Investment Return           Gross Investment Return
          Accumulated
 End of        at                   Net Cash                          Net Cash                          Net Cash
 Policy   5% Interest     Policy    Surrender   Death      Policy     Surrender   Death      Policy     Surrender    Death
  Year      Per Year      Value       Value    Benefit      Value       Value    Benefit      Value       Value     Benefit
   1          1,575        757           0     125,000        821           0    125,000        885           0     125,000
   2          3,229      1,627         640     125,000      1,807         820    125,000      1,996       1,009     125,000
   3          4,965      2,458       1,471     125,000      2,812       1,825    125,000      3,197       2,210     125,000
   4          6,788      3,248       2,261     125,000      3,833       2,846    125,000      4,495       3,508     125,000
   5          8,703      3,997       3,011     125,000      4,870       3,884    125,000      5,900       4,913     125,000
   6         10,713      4,702       3,716     125,000      5,921       4,934    125,000      7,419       6,432     125,000
   7         12,824      5,361       4,374     125,000      6,984       5,997    125,000      9,063       8,076     125,000
   8         15,040      5,970       5,181     125,000      8,055       7,266    125,000     10,842      10,052     125,000
   9         17,367      6,524       5,932     125,000      9,129       8,537    125,000     12,763      12,171     125,000
  10         19,810      7,022       6,627     125,000     10,205       9,810    125,000     14,844      14,449     125,000
  15         33,986      8,651       8,651     125,000     15,594      15,594    125,000     28,330      28,330     125,000
  20         52,079      8,432       8,432     125,000     20,618      20,618    125,000     49,369      49,369     125,000
  25         75,170      4,608       4,608     125,000     23,512      23,512    125,000     82,981      82,981     125,000
  30        104,641          0           0           0     21,530      21,530    125,000    140,627     140,627     150,471

(1)    Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Female Issue Age: 45                                                 Non-Smoker


                              $2,100 ANNUAL PREMIUM
                            $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2

                      USING CURRENT COST OF INSURANCE RATES

                                0% Hypothetical                      6% Hypothetical                   12% Hypothetical
           Premiums         Gross Investment Return              Gross Investment Return           Gross Investment Return
          Accumulated
 End of       at                   Net Cash                              Net Cash                          Net Cash
 Policy   5% Interest   Policy    Surrender     Death        Policy     Surrender    Death      Policy    Surrender     Death
  Year     Per Year     Value       Value      Benefit        Value       Value     Benefit     Value       Value      Benefit
   1         2,205      1,385         398     126,385         1,485         498    126,485      1,585         598     126,585
   2         4,520      2,914       1,927     127,914         3,207       2,220    128,207      3,512       2,526     128,512
   3         6,951      4,388       3,401     129,388         4,973       3,986    129,973      5,607       4,621     130,607
   4         9,504      5,812       4,825     130,812         6,790       5,803    131,790      7,893       6,906     132,893
   5        12,184      7,187       6,200     132,187         8,659       7,672    133,659     10,387       9,400     135,387
   6        14,998      8,510       7,523     133,510        10,580       9,593    135,580     13,109      12,122     138,109
   7        17,953      9,792       8,805     134,792        12,564      11,578    137,564     16,093      15,106     141,093
   8        21,056     11,030      10,240     136,030        14,612      13,823    139,612     19,362      18,573     144,362
   9        24,314     12,217      11,625     137,217        16,718      16,126    141,718     22,939      22,347     147,939
  10        27,734     13,356      12,961     138,356        18,887      18,492    143,887     26,856      26,461     151,856
  15        47,581     18,154      18,154     143,154        30,548      30,548    155,548     52,695      52,695     177,695
  20        72,910     21,373      21,373     146,373        43,629      43,629    168,629     93,490      93,490     218,490
  25       105,238     22,327      22,327     147,327        57,523      57,523    182,523    157,718     157,718     282,718
  30       146,498     20,387      20,387     145,387        71,506      71,506    196,506    259,332     259,332     384,332

(1)    Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $9.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.75% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Female Issue Age: 45                                                 Non-Smoker


                              $2,100 ANNUAL PREMIUM
                            $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2

                    USING GUARANTEED COST OF INSURANCE RATES

                                 0% Hypothetical                       6% Hypothetical                     12% Hypothetical
             Premiums        Gross Investment Return               Gross Investment Return             Gross Investment Return
            Accumulated
 End of        at                    Net Cash                            Net Cash                              Net Cash
 Policy    5% Interest    Policy    Surrender   Death         Policy     Surrender    Death         Policy    Surrender    Death
  Year      Per Year       Value      Value    Benefit         Value       Value     Benefit         Value      Value     Benefit
    1         2,205       1,305        318     126,305         1,402         415     126,402         1,500        513     126,500
    2         4,520       2,710      1,723     127,710         2,992       2,005     127,992         3,285      2,299     128,285
    3         6,951       4,064      3,077     129,064         4,621       3,634     129,621         5,225      4,238     130,225
    4         9,504       5,365      4,378     130,365         6,288       5,302     131,288         7,332      6,345     132,332
    5        12,184       6,611      5,625     131,612         7,995       7,008     132,995         9,622      8,635     134,622
    6        14,998       7,801      6,814     132,801         9,738       8,751     134,738        12,109     11,122     137,109
    7        17,953       8,931      7,944     133,931        11,515      10,528     136,515        14,810     13,823     139,810
    8        21,056       9,998      9,209     134,998        13,322      12,533     138,322        17,742     16,952     142,742
    9        24,314      10,996     10,404     135,996        15,155      14,563     140,155        20,920     20,328     145,920
   10        27,734      11,925     11,530     136,925        17,012      16,617     142,012        24,369     23,975     149,369
   15        47,581      15,508     15,508     140,508        26,629      26,629     151,629        46,675     46,675     171,675
   20        72,910      16,909     16,909     141,909        36,325      36,325     161,325        80,560     80,560     205,560
   25       105,238      14,442     14,442     139,442        43,948      43,948     168,948       130,803    130,803     255,803
   30       146,498       6,104      6,104     131,104        46,389      46,389     171,389       204,749    204,749     329,749

(1)    Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ADDITIONAL INFORMATION


         This section of the prospectus provides information about Penn Mutual, Penn Mutual Variable Life Account I, the investment funds and the Policy.

         Contents of This Section                                                                            Page
         ------------------------                                                                            ----
         The Penn Mutual Life Insurance Company................................................................31
         Penn Mutual Variable Life Account I...................................................................32
         The Funds.............................................................................................33
         More Information About Policy Values..................................................................35
         Federal Income Tax Considerations.....................................................................36
         Sale of the Policies..................................................................................39
         Penn Mutual Trustees and Officers.....................................................................40
         State Regulation......................................................................................41
         Additional Information................................................................................42
         Experts...............................................................................................42
         Litigation............................................................................................42
         Independent Auditors..................................................................................42
         Legal Matters.........................................................................................42
         Financial Statements..................................................................................42
         Appendix A...........................................................................................A-1
         -        Sample Minimum Initial Premiums
         Appendix B-- Applicable Percentages..................................................................B-1
         -        Sample Applicable Percentages Under the Cash Value Accumulation Life Insurance
                  Qualification Test


The Penn Mutual Life Insurance Company

         Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We are authorized to sell insurance in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania 19172.

Penn Mutual Variable Life Account I

         We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

         Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners.

         Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Policies.

         If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the Policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

Voting Shares of the Funds

         We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at regular and special meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

         To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

         We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in subclassification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

The Funds

         Penn Series Funds, Inc., Neuberger Berman Advisors Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is a series-type mutual fund made up of different series or Funds.

         The investment objective of each of the Funds available as investment options under the Policy is set forth below. There is, of course, no assurance that these objectives will be met.

         Penn Series -- Money Market Fund -- preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith.

         Penn Series -- Limited Maturity Bond Fund -- the highest current income consistent with low risk to principal and liquidity; total return is secondary.

         Penn Series -- Quality Bond Fund -- highest income over the long term consistent with the preservation of principal.

         Penn Series -- High Yield Bond Fund -- high current income.

         Penn Series -- Flexibly Managed Fund -- maximize total return (capital appreciation and income).

         Penn Series -- Growth Equity Fund -- long-term growth of capital and increase of future income.

         Penn Series -- Large Cap Value Fund (formerly, "Value Equity Fund") -- maximize total return (capital appreciation and income).

         Penn Series -- Index 500 Fund -- total return of (income and capital appreciation) which corresponds to that of the Standard & Poor's Composite Index of 500 stocks.

         Penn Series -- Mid Cap Growth Fund -- maximize capital appreciation.

         Penn Series -- Mid Cap Value Fund -- growth of capital.

         Penn Series-- Emerging Growth Fund-- capital appreciation.

         Penn Series-- Small Cap Value Fund (formerly, "Small Capitalization Fund")-- capital appreciation.

         Penn Series-- International Equity Fund-- capital appreciation.

         Neuberger Berman -- Balanced Portfolio -- long-term capital growth and reasonable current income without undue risk to principal.

         Fidelity Investments' VIP Fund -- Equity-Income Portfolio -- reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         Fidelity Investments' VIP Fund -- Growth Portfolio -- capital appreciation.

         Fidelity Investments' VIP Fund II -- Asset Manager Portfolio -- high total return with reduced risk over the long-term.

         Morgan Stanley's The Universal Institutional Funds, Inc. -- Emerging Markets Equity (International) Portfolio -- long term capital appreciation..

The Managers

         Independence Capital Management, Inc. ("Independence Capital Management"), a subsidiary of Penn Mutual, of Horsham, Pennsylvania, is investment adviser to each of the Penn Series Funds.

         T. Rowe Price Associates, Inc., of Baltimore, Maryland, is investment sub-adviser to the Penn Series Flexibly Managed Fund and Penn Series High Yield Bond Fund.

         Putnam Investment Management, Inc. of Boston, Massachusetts, is the investment sub-adviser to the Penn Series Large Cap Value Fund.

         Wells Capital Management Incorporated of San Francisco, California, is the sub-adviser to the Penn Series Index 500 Fund.

         Turner Investment Partners, Inc. of Berwyn, Pennsylvania, is the investment sub-adviser to the Penn Series Mid Cap Growth Fund.

         Neuberger Berman Management Incorporated, of New York, New York, is the investment sub-adviser to Penn Series Mid Cap Value Fund as well as the investment adviser to the series of Advisers Managers Trust underlying the Neuberger Berman Balanced Portfolio.

         RS Investment Management, Inc. (formerly Robertson Stephens Investment Management, Inc.), of San Francisco, California, is investment sub-adviser to the Penn Series Emerging Growth Fund.

         Royce & Associates, Inc., of New York, New York, is investment sub-adviser to the Penn Series Small Cap Value Fund.

         Vontobel USA Inc., of New York, New York, is the investment sub-adviser to the Penn Series International Equity Fund.

         Fidelity Management & Research Corporation ("FMR"), of Boston, Massachusetts, is the investment adviser to VIP Fund's Equity Income Portfolio and Growth Portfolio and VIP Fund II's Asset Manager Portfolio. FMR utilizes the services of two subsidiaries on a sub-advisory basis for foreign securities investments for the Asset Manager Portfolio. These subsidiaries are Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc.

         Morgan Stanley Asset Management ("MSAM"), of New York, New York, is the investment adviser to the Emerging Markets Equity (International) Portfolio.

         Further information about the Funds is contained in the accompanying prospectuses, which you should read in conjunction with this prospectus.

         We have entered into agreements with Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds governing the Separate Account's investment in those Funds. The advisers to Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds Portfolios, or their affiliates, compensate Penn Mutual for administrative and other services rendered in making shares of the portfolios available under the Policies.

         The shares of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds are sold not only to the Separate Account, but to other separate accounts of Penn Mutual that fund benefits under variable annuity policies. The shares of Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds are also sold to separate accounts of other insurance companies, and may also be sold directly to qualified pension and retirement plans. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity Policy separate accounts (and also qualified pension and retirement plans) to invest in the same underlying mutual fund. Although neither we nor Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II or Morgan Stanley's The Universal Institutional Funds currently perceives or anticipates any such disadvantage, the Boards of Directors of Penn Series and Morgan Stanley's The Universal Institutional Funds, respectively, and the Boards of Trustees of Neuberger Berman, Fidelity Investments' VIP Fund and Fidelity Investments' VIP Fund II, respectively, will monitor events to determine whether any material conflict between variable annuity Policy owners and variable life Policy owners (and also qualified pension and retirement plans with respect to Neuberger Berman) arises.

         Material conflicts could result from such things as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund or of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds, respectively; or (4) differences between voting instructions given by variable annuity Policy owners and those given by variable life Policy owners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity and variable life Policy owners. This could include discontinuance of investment in a Fund.

More Information About Policy Values

         On the policy date (the date from which policy years and monthly anniversaries are measured), the policy value is equal to the initial net premium. If the policy date and the policy issue date (the date the Policy is issued) are the same day, the policy value is equal to the initial net premium, less the monthly deduction.

         On each valuation date (each day the New York Stock Exchange and our office are open for business) thereafter, the policy value is the aggregate of the Policy's variable account values and the fixed interest account value. The policy value will vary to reflect the variable account values, interest credited to the fixed interest account, policy charges, transfers, partial surrenders, policy loans and policy loan repayments.

Variable Account Values

          When you allocate an amount to a variable account investment option, either by net premium allocation or transfer, your Policy is credited with accumulation units. The number of accumulation units is determined by dividing the amount allocated to the variable account investment option by the variable account's accumulation unit value for the valuation period in which the allocation was made.

         The number of accumulation units credited to your Policy for a variable account investment option will increase when net premiums are allocated to the variable account, amounts are transferred to the variable account and loan repayments are credited to the variable account. The number of accumulation units will decrease when the allocated portion of the monthly deduction is taken from the variable account, a policy loan is taken from the variable account, an amount is transferred from the variable account or a partial surrender is made from the variable account (including the partial surrender charge).

Accumulation Unit Values

          An accumulation unit value varies to reflect the investment experience of the underlying investment fund in which the Policy is invested and the mortality and expense risk charge assessed against the investment, and may increase or decrease from one valuation date to the next. The accumulation unit value of each subaccount of the Separate Account that invests in a fund was arbitrarily set at $10 when the subaccount was established. For each valuation period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for a subaccount for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

Net Investment Factor

          The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. It is based on the change in net asset value of the fund shares held by the subaccount, and reflects any dividend or capital gain distributions on fund shares and the deduction of the daily mortality and expense risk charge.

Fixed Account Value

          On any valuation date, the fixed account value of a Policy is the total of all net premiums allocated to the fixed account, plus any amounts transferred to the fixed account, plus interest credited on such net premiums and transferred amounts, less the amount of any transfers from the fixed account, less the amount of any partial surrenders taken from the fixed account (including the partial surrender charges), and less the pro rata portion of the monthly deduction deducted from the fixed account. If there have been any policy loans, the fixed account value is further adjusted to reflect the amount in the special loan account, including transfers to and from the special loan account as loans are taken and repayments are made, and interest credited on the special loan account.

Net Policy Value

         The net policy value on a valuation date is the policy value less the amount of any policy loan on that date.

Cash Surrender Value

         The cash surrender value on a valuation date is the policy value reduced by any surrender charge that would be assessed if the Policy were surrendered on that date. The cash surrender value is used to calculate the loan value.

Net Cash Surrender Value

         The net cash surrender value on a valuation date is equal to the net policy value reduced by any surrender charge that would be imposed if the Policy were surrendered on that date. The net cash surrender value is used to calculate the amount available to you for full or partial surrenders.

Federal Income Tax Considerations

         The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based on Penn Mutual's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

Tax Status of the Policy

         To qualify as a life insurance contract for federal income tax purposes, the Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by
Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the
Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

         If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to comply with
Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify the Policy as a life insurance contract under Section 7702.

         Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss. 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

         The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. In connection with the issuance of regulations on the phrase "adequate diversification," the Treasury Department announced in 1984 that guidance would be given, by way of regulation or ruling, on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets." As of the date of this prospectus, no ruling or regulation has been issued.

         The following discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

         We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

Modified Endowment Contracts

         The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

         Due to the Policies' flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

         All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

         The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe them in the limited confines of this summary. Therefore, you may wish to consult with a competent adviser to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

Distributions from Policies Classified as Modified Endowment Contracts

          Policies classified as modified endowment contracts will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts

         Distributions from a Policy that is not a modified endowment contract are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

         Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10% additional tax.

Policy Loan Interest

         Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

Investment in the Policy

         Investment in the Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

Other Tax Considerations

         The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation- skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation-skipping transfer tax considerations under Section 2601 of the Code.

         The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

Sale of the Policies

         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Policy is sold by registered representatives of HTK who are also appointed and licensed as insurance agents. The Policy may also be offered through other insurance and securities brokers. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 50% of first-year premiums, 4% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. Registered representatives may also be paid commissions of up to 0.25% of policy value. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

         For 1999, 1998 and 1997, Penn Mutual received premium payments on the Policy in the approximate amount of $10,380,378, $2,711,652 and $2,174,964, respectively, and compensated HTK in the approximate amounts of $40,894, $14,136 and $14,741, respectively, for its services as principal underwriter.

Penn Mutual Trustees and Officers

         Penn Mutual is managed by a board of trustees. The following table sets forth the name, address and principal occupations during the past five years of each of Penn Mutual's trustees.

Board of Trustees

                             POSITION WITH
NAME AND ADDRESS             PENN MUTUAL          PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------
Robert E. Chappell           Chairman             Chairman of the Board and Chief Executive Officer (since
The Penn Mutual Life         of the Board         December 1996), President and Chief Executive Officer (April
Insurance Company            and Chief Executive  1995-December 1996), President and Chief Operating Officer,
Philadelphia, PA 19172       Officer              (January 1994 to April 1995), The Penn Mutual Life Insurance Company.
-----------------------------------------------------------------------------------------------------------------------
Daniel J. Toran              President, Chief     President and Chief Operating Officer (since January 1997),
The Penn Mutual Life         Operating Officer    Executive Vice President, (May 1996-January 1997), The Penn
Insurance Company            and Trustee          Mutual Life Insurance Company; Executive Vice President, The
Philadelphia, PA 19172                            New England Mutual Life Insurance Company (prior thereto).
-----------------------------------------------------------------------------------------------------------------------
Julia Chang Bloch            Trustee              Visiting Professor, Institute of International Relations in Beijing,
1743 22nd Street, NW                              China, and distinguished adviser, American Studies Center (April
Washington, DC 20008                              1998 to present); President, US-Japan Foundation (July 1996 to
                                                  March 1998); Group Executive Vice President, Bank America NT
                                                  & SA (June 1993 to June 1996).
-----------------------------------------------------------------------------------------------------------------------
James A. Hagen               Trustee              Retired (since May 1996), Chairman of the Board, Conrail, Inc.
2040 Montrose Lane                                (prior thereto).
Wilmington, NC 28405
-----------------------------------------------------------------------------------------------------------------------
Philip E. Lippincott         Trustee              Retired (since April 1994), Chairman and Chief Executive Officer,
4301 Bayberry Drive                               Scott Paper Company (prior thereto).
Avalon, NJ 08202
-----------------------------------------------------------------------------------------------------------------------
John F. McCaughan            Trustee              Retired Chairman, (since 1996) Chairman of the Board, Betz
921 Pebble Hill Road                              Laboratories, Inc. (prior thereto).
Doylestown, PA  18901
-----------------------------------------------------------------------------------------------------------------------
Alan B. Miller               Trustee              Chairman and President, Universal Health Services, Inc.
367 S. Gulph Road
King of Prussia, PA 19406
-----------------------------------------------------------------------------------------------------------------------
Edmond F. Notebaert          Trustee              President and Chief Executive Officer, The Children's Hospital of
34th and Civic Center Blvd.                       Philadelphia (since 1987).
Philadelphia, PA 19104
-----------------------------------------------------------------------------------------------------------------------
Robert H. Rock               Trustee              President, MLR Holdings, LLC (since 1987).
1845 Walnut Street - 9th Floor
Philadelphia, PA 19103
-----------------------------------------------------------------------------------------------------------------------
Norman T. Wilde, Jr.         Trustee              Co-Chairman of the Board, (since 2000), President and Chief
1801 Market Street                                Executive Officer, Janney Montgomery Scott Inc. (a securities
Philadelphia, PA 19103                            broker/dealer and subsidiary of The Penn Mutual Life Insurance
                                                  Company).
-----------------------------------------------------------------------------------------------------------------------

                               POSITION WITH
NAME AND ADDRESS               PENN MUTUAL          PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------
Wesley S. Williams, Jr., Esq.  Trustee              Partner, Covington & Burling (law firm).
1201 Pennsylvania Ave., NW
P.O. Box 7566
Washington, D.C. 20004
-----------------------------------------------------------------------------------------------------------

         The following table sets forth the names, addresses and principal occupations during the past five years of the senior officers of Penn Mutual (other than officers who are members of Penn Mutual's Board of Trustees).

Senior Officers


 NAME                          PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------
John M. Albanese              Senior Vice President, Customer Service and Information Systems (since June 1997),
The Penn Mutual Life          Vice President, Information Systems Application (prior thereto), The Penn Mutual Life
Insurance Company             Insurance Company.
Philadelphia, PA 19172
-----------------------------------------------------------------------------------------------------------------------
Michael A. Biondolillo        Senior Vice President, Human Resources (since June 1997);  Corporate Vice President
The Penn Mutual Life          and General Manager, Human Resources and Quality, MG Industries, America (prior
Insurance Company             thereto).
Philadelphia, PA 19172
-----------------------------------------------------------------------------------------------------------------------
Nancy S. Brodie               Executive Vice President and Chief Financial Officer (since December 1995), Senior
The Penn Mutual Life          Vice President and Chief Financial Officer prior thereto.  The Penn Mutual Life
Insurance Company             Insurance Company .
Philadelphia, PA 19172
-----------------------------------------------------------------------------------------------------------------------
Bill D. Fife                  Senior Vice President, Independence Financial Network (since January 2000), Regional
The Penn Mutual Life          Vice President, Independence Financial Network (1997-2000), The Penn Mutual Life
Insurance Company             Insurance Company; Vice President of Agencies (since 1994), General Manager,
Philadelphia, PA 19172        Western and Northwest Regions (prior thereto), Aetna Life and Casualty.
-----------------------------------------------------------------------------------------------------------------------
Larry L. Mast                 Executive Vice President, The Penn Mutual Life Insurance Company (May 1997 to
The Penn Mutual Life          present).  Formerly  Senior Vice President, Lafayette Life Insurance Company
Insurance Company             (September 1994 to May 1997); Vice President, Security Benefit Insurance Company
Philadelphia, PA 19172        (May 1993 to September 1994); Vice President, Home Life Insurance Company (July
                              1990 to May 1993); Agency Manager, The Equitable Life Insurance Company (August
                              1978 to July 1990).
-----------------------------------------------------------------------------------------------------------------------
Nina M. Mulrooney             General Auditor (since November 1991), Vice President, Market Conduct (since
The Penn Mutual Life          December 1997), Assistant Vice President, Corporate Accounting and Control (prior
Insurance Company             thereto), The Penn Mutual Life Insurance Company.
Philadelphia, PA 19172
-----------------------------------------------------------------------------------------------------------------------
Peter M. Sherman              Executive Vice President (since December 1998), Chief Investment Officer (since May
The Penn Mutual Life          1996), Senior Vice President (May 1996 to December 1996), Vice President, Investments
Insurance Company             (January 1996 to April 1996), Vice President, Fixed Income Portfolio
Philadelphia, PA, 19172       Management (prior thereto), The Penn Mutual Life Insurance Company; President,
                              Independence Capital Management, Inc. (an investment advisory organization and subsidiary of Penn Mutual).
-----------------------------------------------------------------------------------------------------------------------

State Regulation

         Penn Mutual is subject to regulation by the Department of Insurance of the Commonwealth of Pennsylvania, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Policy described in this prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

         We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

Additional Information

         A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

Experts

         Actuarial matters included in this prospectus have been examined by Ralph I. Pence, FSA, MAAA, Vice President and Chief Actuary of Penn Mutual, whose opinion is filed as an exhibit to the Registration Statement.

Litigation

         No litigation is pending that would have a material effect upon the subaccounts or Penn Mutual.

Independent Auditors

         Ernst & Young LLP serve as independent auditors of The Penn Mutual Life Insurance Company and Penn Mutual Variable Life Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.

Legal Matters

         Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

Financial Statements

         The financial statements of the Separate Account and of Penn Mutual appear on the following pages. The financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Accounts and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                Money        Quality      High Yield
                                                                               Total         Market Fund+   Bond Fund+    Bond Fund+
                                                                            ------------     ------------   ----------    ----------
Investment in Common Stock
Number of Shares ........................................................                     26,314,175       808,876       976,640
Cost ....................................................................    331,143,943     $26,314,175    $8,419,173    $9,279,758

Assets:
Investments at market value .............................................    415,163,095     $26,314,175    $8,412,326    $9,356,213
Dividends receivable ....................................................         99,160          99,160             -             -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company .....................       (409,814)       (568,781)        2,945         3,245
                                                                            ------------     -----------    ----------    ----------
Net Assets ..............................................................   $415,672,069     $26,982,116    $8,409,381    $9,352,968
                                                                            ============     ===========    ==========    ==========

------------------------------------------------------------------------------------------------------------------------------------

                              [RESTUBED FOR ABOVE]

--------------------------------------------------------------------------------------------------------------------------
                                                                                                                Flexibly
                                                                              Growth Equity   Value Equity       Managed
                                                                                   Fund+          Fund+           Fund+
                                                                                -----------   ------------     -----------
Investment in Common Stock
Number of Shares ........................................................           711,571      1,756,163       3,012,632
Cost ....................................................................       $19,153,246    $35,263,907     $56,394,230

Assets:
Investments at market value .............................................       $29,466,217    $39,004,376     $59,107,839
Dividends receivable ....................................................                 -              -               -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company .....................            15,247         13,831          20,896
                                                                                -----------    -----------     ------------
Net Assets ..............................................................       $29,450,970    $38,990,545     $59,086,943
                                                                                ===========    ===========     ===========

--------------------------------------------------------------------------------------------------------------------------

                              [RESTUBED FOR ABOVE]

                                                                                              Small          Emerging
                                                                            International  Capitalization     Growth
                                                                            Equity Fund+        Fund+          Fund+
                                                                            -------------  --------------   ------------
Investment in Common Stock
Number of Shares ........................................................      1,273,775         820,791         594,401
Cost ....................................................................    $20,526,548     $10,790,412     $11,618,219

Assets:
Investments at market value .............................................    $34,111,715     $10,374,806     $29,529,819
Dividends receivable ....................................................              -               -               -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company .....................         16,356           4,031          14,547
                                                                             -----------     -----------     -----------
Net Assets ..............................................................    $34,095,359     $10,370,775     $29,515,272
                                                                             ===========     ===========     ===========

------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                               Money        Quality      High Yield
                                                                               Total        Market Fund+   Bond Fund+    Bond Fund+
                                                                           ------------     ------------   ----------    ----------
Investment Income:
Dividends ..............................................................   $  1,697,544     $   776,851    $        -    $        -
Expense:
Mortality and expense risk charges .....................................      2,766,443         134,820        62,224        72,682
                                                                           ------------     -----------    ----------    ----------

Net investment income (loss) ...........................................     (1,068,899)        642,031       (62,224)      (72,682)
                                                                           ------------     -----------    ----------    ----------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ............................................................      1,853,264               -           300           416
Capital gains distributions ............................................      4,604,784               -             -             -
                                                                           ------------     -----------    ----------    ----------

Net realized gains (losses) from investment
     transactions ......................................................      6,458,048               -           300           416
Net change in unrealized appreciation/depreciation
     of investments ....................................................     61,995,442               -         3,611       349,711
                                                                           ------------     -----------    ----------    ----------

Net realized and unrealized gains (losses) on
     investments .......................................................     68,453,490               -         3,911       350,127
                                                                           ------------     -----------    ----------    ----------

Net increase (decrease) in net assets resulting
     from operations ...................................................   $ 67,384,591     $   642,031      $(58,313)     $277,445
                                                                           ============     ===========    ==========    ==========

                              [RESTUBED FOR ABOVE]

                                                                                                             Flexibly
                                                                           Growth Equity   Value Equity      Managed
                                                                               Fund+          Fund+           Fund+
                                                                           -------------   ------------    -----------
Investment Income:
Dividends ..............................................................    $         -    $         -     $         -
Expense:
Mortality and expense risk charges .....................................        176,930        317,240         470,251
                                                                            -----------    -----------     -----------

Net investment income (loss) ...........................................       (176,930)      (317,240)       (470,251)
                                                                            -----------    -----------     -----------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ............................................................         51,190        (37,587)         16,311
Capital gains distributions ............................................             -               -               -
                                                                            -----------    -----------     -----------

Net realized gains (losses) from investment
     transactions ......................................................         51,190        (37,587)         16,311
Net change in unrealized appreciation/depreciation
     of investments ....................................................      6,911,635       (296,100)      3,692,338
                                                                            -----------    -----------     -----------
Net realized and unrealized gains (losses) on
     investments .......................................................      6,962,825       (333,687)      3,708,649
                                                                            -----------    -----------     -----------

Net increase (decrease) in net assets resulting
     from operations ...................................................    $ 6,785,895    $  (650,927)    $ 3,238,398
                                                                            ===========    ===========     ===========

                              [RESTUBED FOR ABOVE]

                                                                                               Small         Emerging
                                                                           International   Capitalization     Growth
                                                                            Equity Fund+       Fund+           Fund+
                                                                           -------------   --------------    --------
Investment Income:
Dividends ..............................................................    $         -     $         -     $         -
Expense:
Mortality and expense risk charges .....................................        226,031          80,192         134,466
                                                                            -----------     -----------     -----------

Net investment income (loss) ...........................................       (226,031)        (80,192)       (134,466)
                                                                            -----------     -----------     -----------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ............................................................      1,131,146           8,164         195,921
Capital gains distributions ............................................              -               -               -
                                                                            -----------     -----------     -----------

Net realized gains (losses) from investment
     transactions ......................................................      1,131,146           8,164         195,921
Net change in unrealized appreciation/depreciation
     of investments ....................................................     10,566,719         (63,045)     16,746,334
                                                                            -----------     -----------     -----------
Net realized and unrealized gains (losses) on
     investments .......................................................     11,697,865         (54,881)     16,942,255
                                                                            -----------     -----------     -----------

Net increase (decrease) in net assets resulting
     from operations ...................................................    $11,471,834       $(135,073)    $16,807,789
                                                                            ===========     ===========     ===========

                              [RESTUBED FOR ABOVE]
+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999 (CONT'D)

------------------------------------------------------------------------------------------------------------------------------------


                                                                       Limited                                        Capital
                                                Balanced             Maturity Bond            Partners              Appreciation
                                              Portfolio++             Portfolio++            Portfolio++            Portfolio+++
                                              -----------            -------------           -----------            ------------
Investment in Common Stock
Number of Shares........................          379,976                 119,189                649,655               607,528
Cost ....................... ...........       $5,930,634              $1,656,162            $12,528,737            $5,958,383

Assets:
Investments at Market Value ............       $7,937,696              $1,578,060            $12,759,239            $9,015,707
Dividends receivable ...................                -                       -                      -                     -

Liabilities:
Due to(from) the Penn Mutual Life
 Insurance Company .....................            3,639                     495                  4,364                 4,247

                                               ----------              ----------            -----------            ----------
Net Assets .............................       $7,934,057              $1,577,565            $12,754,874            $9,011,460
                                               ==========              ==========            ===========            ==========


------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999 (CONT'D )
                                                                       Limited                                        Capital
                                                Balanced             Maturity Bond            Partners              Appreciation
                                              Portfolio++             Portfolio++            Portfolio++            Portfolio+++
                                              -----------            -------------           -----------            ------------
Investment Income:
Dividends ...............................     $   84,700              $   73,751            $   112,968            $        -
Expense:
Mortality and expense risk charges ......         49,029                  11,431                 92,071                56,208
                                              ----------              ----------            -----------            ----------

Net investment income (loss) ............         35,671                  62,320                 20,897               (56,208)
                                              ----------              ----------            -----------            ----------

Realized and Unrealized Gains
 (Losses) on Investments:
Realized gains (losses) from redemption
 of fund shares .........................         20,108                  (1,650)                17,928                35,362
Capital gains distributions .............        125,480                       -                196,466                     -
                                              ----------              ----------            -----------            ----------

Net realized gains (losses) from
 investment transactions ................        145,588                  (1,650)               214,394                35,362
Net change in unrealized
 appreciation/depreciation of investments      1,736,544                 (73,233)               412,343             3,540,972
                                              ----------              ----------            -----------            ----------

Net realized and unrealized gains
 (losses) on investments ................      1,882,132                 (74,883)               626,737             3,576,334
                                              ----------              ----------            -----------            ----------

Net increase (decrease) in net assets
 resulting from operations ..............     $1,917,803              $  (12,563)           $   647,634            $3,520,126
                                              ==========              ==========            ===========            ==========

+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

[RESTUBBED]

                                                                                                                  Emerging
                                   Equity Income        Growth         Asset Manager         Index 500         Markets Equity
                                   Portfolio++++     Portfolio++++     Portfolio++++       Portfolio++++       Portfolio+++++
                                  ---------------   ---------------   ---------------   -------------------   ------------------
Investment in Common Stock
Number of Shares..................     1,035,626         1,043,259          330,433                258,519              346,155
Cost ....................... .....   $23,380,155       $39,256,514       $5,528,223            $36,006,089           $3,139,378

Assets:
Investments at Market Value ......   $26,625,948       $57,306,211       $6,169,173            $43,278,566           $4,815,009
Dividends receivable .............             -                 -                -                      -                    -

Liabilities:
Due to(from) the Penn Mutual Life
 Insurance Company ...............         9,558            24,194            2,370                 16,807                2,195

                                     -----------       -----------       ----------            -----------           ----------
Net Assets .......................   $26,616,390       $57,282,017       $6,166,803            $43,261,759           $4,812,814
                                     ===========       ===========       ==========            ===========           ==========





                                                                                                                  Emerging
                                   Equity Income        Growth         Asset Manager           Index 500       Markets Equity
                                   Portfolio++++     Portfolio++++     Portfolio++++         Portfolio++++     Portfolio+++++
                                  ---------------   ---------------   ---------------   -------------------   ------------------
Investment Income:
Dividends ........................    $  301,716       $    53,154       $   126,920           $   166,609           $      875
Expense:
Mortality and expense
 risk charges ...............            205,909           363,835            42,734               241,977               28,413
                                      ----------       -----------       -----------           -----------           ----------

Net investment income (loss) .....        95,807          (310,681)           84,186               (75,368)             (27,538)
                                      ----------       -----------       -----------           -----------           ----------

Realized and Unrealized Gains
 (Losses) on Investments:
Realized gains (losses) from
 redemption of fund shares .......         8,531            33,562              (110)                3,504              370,168
Capital gains distributions ......       666,953         3,342,064           160,764               113,057                    -
                                      ----------       -----------       ---------------       -----------           ----------

Net realized gains (losses) from
 investment transactions .........       675,484         3,375,626           160,654               116,561              370,168
Net change in unrealized
 appreciation/depreciation of
 investments .....................       330,734        10,574,337           272,683             5,205,293            2,084,566
                                      ----------       -----------       -----------           -----------           ----------

Net realized and unrealized gains
 (losses) on investments .........     1,006,218        13,949,963           433,337             5,321,854            2,454,734
                                      ----------       -----------       -----------           -----------           ----------

Net increase (decrease) in net
 assets resulting from operations     $1,102,025       $13,639,282       $   517,523           $ 5,246,486           $2,427,196
                                      ==========       ===========       ===========           ===========           ==========

+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                Total                              Money Market Fund+
                                                 ------------------------------------       --------------------------------
                                                      1999                   1998                1999                1998
                                                 -------------          -------------       ------------        ------------
Operations:
  Net investment income (loss) ................   ($1,068,899)            $2,477,914           $642,031            $433,508
  Net realized gains (losses) from
    investment transactions ...................     6,458,048             16,167,956                  -                   -
  Net change in unrealized appreciation/
    depreciation of investments ...............    61,995,442              6,282,694                  -                   -
                                                 -------------          -------------       ------------        ------------
Net increase (decrease) in net assets
    resulting from operations .................    67,384,591             24,928,564            642,031             433,508
                                                 -------------          -------------       ------------        ------------
Variable Life Activities:
  Purchase payments ...........................   131,276,317             96,529,479         54,823,381          42,019,252
  Death benefits ..............................      (289,327)              (121,041)           (23,803)             (2,035)
  Cost of insurance ...........................   (19,824,330)           (14,082,492)        (1,662,531)         (1,191,497)
  Net transfers ...............................    (6,189,133)            (3,175,599)       (36,567,835)        (36,872,301)
  Transfers of policy loans ...................     2,006,171                577,625          1,221,644                (251)
  Contract administration charges .............    (5,669,735)            (3,850,403)        (1,161,009)           (488,180)
  Surrender benefits ..........................   (10,371,329)            (5,921,782)        (1,709,339)           (418,927)
                                                 -------------          -------------       ------------        ------------
Net increase in net assets  resulting
  from variable annuity activities ............    90,938,634             69,955,787         14,920,508           3,046,061
                                                 -------------          -------------       ------------        ------------
  Total increase (decrease)  in net assets ....   158,323,225             94,884,351         15,562,539           3,479,569
Net Assets:
 Beginning of year ............................   257,348,845            162,464,494         11,419,577           7,940,008
                                                 -------------          -------------       ------------        ------------
 End of year ..................................  $415,672,070           $257,348,845        $26,982,116         $11,419,577
                                                 =============          =============       ============        ============


                                                         High Yield Bond Fund+                      Growth Equity Fund+
                                                 ------------------------------------       --------------------------------
                                                      1999                   1998                1999                1998
                                                 -------------          -------------       ------------        ------------
Operations:
  Net investment income (loss) ................      ($72,682)              $563,430          ($176,930)           ($76,215)
  Net realized gains (losses) from
    investment transactions ...................           416                    291             51,190           1,590,059
  Net change in unrealized appreciation/
    depreciation of investments ...............       349,711               (318,691)         6,911,635           2,350,499
                                                 -------------          -------------       ------------        ------------
Net increase (decrease) in net assets
    resulting from operations .................       277,445                245,030          6,785,895           3,864,343
                                                 -------------          -------------       ------------        ------------
Variable Life Activities:
  Purchase payments ...........................     2,380,766              1,768,367          4,496,063           2,036,864
  Death benefits ..............................       (19,671)                  (232)           (13,556)               (413)
  Cost of insurance ...........................      (545,364)              (377,793)        (1,235,541)           (570,484)
  Net transfers ...............................      (330,639)             1,334,768          5,205,840           2,177,912
  Transfers of policy loans ...................         8,662                  8,460             69,797              15,214
  Contract administration charges .............      (126,960)               (95,903)          (330,511)           (129,899)
  Surrender benefits ..........................      (208,829)              (220,758)          (654,069)           (316,681)
                                                 -------------          -------------       ------------        ------------
Net increase in net assets  resulting
  from variable annuity activities ............     1,157,965              2,416,909          7,538,023           3,212,513
                                                 -------------          -------------       ------------        ------------
  Total increase (decrease)  in net assets ....     1,435,410              2,661,939         14,323,918           7,076,856
Net Assets:
 Beginning of year ............................     7,917,558              5,255,619         15,127,052           8,050,196
                                                 -------------          -------------       ------------        ------------
 End of year ..................................    $9,352,968             $7,917,558        $29,450,970         $15,127,052
                                                 =============          =============       ============        ============



                                                        Quality Bond Fund+                    Flexibly Managed Fund+
                                                 -------------------------------        ---------------------------------
                                                      1999               1998                1999                1998
                                                 -----------         -----------        ------------         ------------
Operations:
  Net investment income (loss) ................    ($62,224)           $252,041           ($470,251)          $1,144,764
  Net realized gains (losses) from
    investment transactions ...................         300             203,736              16,311            5,784,840
  Net change in unrealized appreciation/
    depreciation of investments ...............       3,611             (14,899)          3,692,338           (4,524,890)
                                                 -----------         -----------        ------------         ------------
Net increase (decrease) in net assets
    resulting from operations .................     (58,313)            440,878           3,238,398            2,404,714
                                                 -----------         -----------        ------------         ------------
Variable Life Activities:
  Purchase payments ...........................   1,355,013           1,155,232          12,696,631           12,234,331
  Death benefits ..............................      (2,243)               (249)            (82,516)             (17,851)
  Cost of insurance ...........................    (360,405)           (259,658)         (3,522,739)          (3,137,840)
  Net transfers ...............................   1,123,017           1,041,850          (6,182,355)           1,345,485
  Transfers of policy loans ...................      11,409              10,440             211,590              139,613
  Contract administration charges .............     (73,285)            (42,018)           (690,067)            (646,642)
  Surrender benefits ..........................    (226,335)           (105,331)         (1,818,495)          (1,299,724)
                                                 -----------         -----------        ------------         ------------
Net increase in net assets  resulting
  from variable annuity activities ............   1,827,171           1,800,266             612,049            8,617,372
                                                 -----------         -----------        ------------         ------------
  Total increase (decrease)  in net assets ....   1,768,858           2,241,144           3,850,447           11,022,086
Net Assets:
 Beginning of year ............................   6,640,523           4,399,379          55,236,496           44,214,410
                                                 -----------         -----------        ------------         ------------
 End of year ..................................  $8,409,381          $6,640,523         $59,086,943          $55,236,496
                                                 ===========         ===========        ============         ============


                                                         Value Equity Fund+                     Emerging Growth Fund+
                                                 -------------------------------        ---------------------------------
                                                      1999               1998                1999                1998
                                                 -----------         -----------        ------------         ------------
Operations:
  Net investment income (loss) ................   ($317,240)           $181,632           ($134,466)            ($29,768)
  Net realized gains (losses) from
    investment transactions ...................     (37,587)          3,177,280             195,921               10,412
  Net change in unrealized appreciation/
    depreciation of investments ...............    (296,100)           (904,321)         16,746,334            1,277,385
                                                ------------        ------------        ------------         ------------
Net increase (decrease) in net assets
    resulting from operations .................    (650,927)          2,454,591          16,807,789            1,258,029
                                                ------------        ------------        ------------         ------------
Variable Life Activities:
  Purchase payments ...........................   9,300,537           7,712,812           2,612,183            1,376,626
  Death benefits ..............................     (34,277)             (3,109)             (7,463)                   -
  Cost of insurance ...........................  (2,317,035)         (2,002,921)           (575,948)            (270,389)
  Net transfers ...............................  (1,332,367)          2,352,575           5,165,425            2,271,306
  Transfers of policy loans ...................      83,517             129,894              27,154                  949
  Contract administration charges .............    (490,439)           (471,036)           (190,593)            (117,695)
  Surrender benefits ..........................  (1,050,128)           (800,734)           (260,812)             (61,482)
                                                ------------        ------------        ------------         ------------
Net increase in net assets  resulting
  from variable annuity activities ............   4,159,808           6,917,481           6,769,946            3,199,315
                                                ------------        ------------        ------------         ------------
  Total increase (decrease)  in net assets ....   3,508,881           9,372,072          23,577,735            4,457,344
Net Assets:
 Beginning of year ............................  35,481,664          26,109,592           5,937,537            1,480,193
                                                ------------        ------------        ------------         ------------
 End of year .................................. $38,990,545         $35,481,664         $29,515,272           $5,937,537
                                                ============        ============        ============         ============

                                                                                                     Small
                                                    International Equity Fund+               Capitalization Fund +
                                                 ------------------------------      ----------------------------------
                                                     1999               1998             1999                   1998
                                                 ------------      ------------      ------------           -----------
Operations:
  Net investment income (loss) ................    ($226,031)          $56,661          ($80,192)              ($5,543)
  Net realized gains (losses) from
    investment transactions ...................    1,131,146           970,588             8,164               135,416
  Net change in unrealized appreciation/
    depreciation of investments ...............   10,566,719         2,087,405           (63,045)             (791,507)
                                                 ------------      ------------      ------------           -----------
Net increase (decrease) in net assets
    resulting from operations .................   11,471,834         3,114,654          (135,073)             (661,634)
                                                 ------------      ------------      ------------           -----------
Variable Life Activities:
  Purchase payments ...........................    6,485,087         4,244,414         3,124,582             2,372,356
  Death benefits ..............................       (7,506)          (15,627)           (7,256)              (10,571)
  Cost of insurance ...........................   (1,671,752)       (1,050,548)         (604,903)             (505,718)
  Net transfers ...............................   (3,336,017)        3,160,776           (12,470)            2,227,491
  Transfers of policy loans ...................       72,417            65,814            45,711                11,010
  Contract administration charges .............     (408,378)         (252,405)         (147,833)             (165,296)
  Surrender benefits ..........................     (906,723)         (633,058)         (228,773)             (129,707)
                                                 ------------      ------------      ------------           -----------
Net increase in net assets  resulting
  from variable annuity activities ............      227,128         5,519,366         2,169,058             3,799,565
                                                 ------------      ------------      ------------           -----------
  Total increase (decrease)  in net assets ....   11,698,962         8,634,020         2,033,985             3,137,931
Net Assets:
 Beginning of year ............................   22,396,397        13,762,377         8,336,790             5,198,859
                                                 ------------      ------------      ------------           -----------
 End of year ..................................  $34,095,359       $22,396,397       $10,370,775            $8,336,790
                                                 ============      ============      ============           ===========

                                                                                                Limited Maturity
                                                       Balanced Portfolio++                     Bond Portfolio++
                                                 ------------------------------      ----------------------------------
                                                     1999               1998             1999                   1998
                                                 ------------      ------------      ------------           -----------
Operations:
  Net investment income (loss) ................      $35,671           $52,777           $62,320               $41,895
  Net realized gains (losses) from
    investment transactions ...................      145,588           610,655           ($1,650)                  242
  Net change in unrealized appreciation/
    depreciation of investments ...............    1,736,544          (184,479)          (73,233)              (13,221)
                                                 ------------      ------------      ------------           -----------
Net increase (decrease) in net assets
    resulting from operations .................    1,917,803           478,953           (12,563)               28,916
                                                 ------------      ------------      ------------           -----------
Variable Life Activities:
  Purchase payments ...........................    1,484,570         1,068,630           539,187               300,887
  Death benefits ..............................       (6,801)           (2,001)           (2,119)                    -
  Cost of insurance ...........................     (353,927)         (278,391)          (97,258)              (58,968)
  Net transfers ...............................      (12,467)          526,196           (23,735)              318,853
  Transfers of policy loans ...................       18,188            83,335             2,417                 5,849
  Contract administration charges .............      (73,565)          (50,297)          (27,049)              (14,141)
  Surrender benefits ..........................     (174,227)         (163,220)          (29,913)               (9,313)
                                                 ------------      ------------      ------------           -----------
Net increase in net assets  resulting
  from variable annuity activities ............      881,771         1,184,252           361,530               543,167
                                                 ------------      ------------      ------------           -----------
  Total increase (decrease)  in net assets ....    2,799,574         1,663,205           348,967               572,083
Net Assets:
 Beginning of year ............................    5,134,483         3,471,278         1,228,598               656,515
                                                 ------------      ------------      ------------           -----------
 End of year ..................................   $7,934,057        $5,134,483        $1,577,565            $1,228,598
                                                 ============      ============      ============           ===========

                                                             Partners
                                                            Portfolio++
                                                 -------------------------------
                                                     1999                1998
                                                 ------------        -----------
Operations:
  Net investment income (loss) ................      $20,897           ($33,955)
  Net realized gains (losses) from
    investment transactions ...................      214,394            486,053
  Net change in unrealized appreciation/
    depreciation of investments ...............      412,343           (271,429)
                                                 ------------        -----------
Net increase (decrease) in net assets
    resulting from operations .................      647,634            180,669
                                                 ------------        -----------
Variable Life Activities:
  Purchase payments ...........................    2,466,761          2,301,846
  Death benefits ..............................      (13,903)                 -
  Cost of insurance ...........................     (469,143)          (484,655)
  Net transfers ...............................    2,236,859          3,388,292
  Transfers of policy loans ...................       14,898             11,914
  Contract administration charges .............     (126,557)          (201,761)
  Surrender benefits ..........................     (211,368)          (138,687)
                                                 ------------        -----------
Net increase in net assets  resulting
  from variable annuity activities ............    3,897,547          4,876,949
                                                 ------------        -----------
  Total increase (decrease)  in net assets ....    4,545,181          5,057,618
Net Assets:
 Beginning of year ............................    8,209,694          3,152,076
                                                 ------------        -----------
 End of year ..................................  $12,754,875         $8,209,694
                                                 ============        ===========

                                                              Growth
                                                           Portfolio++++
                                                 -------------------------------
                                                     1999               1998
                                                 ------------        -----------
Operations:
  Net investment income (loss) ................     ($56,208)          ($47,491)
  Net realized gains (losses) from
    investment transactions ...................       35,362            140,032
  Net change in unrealized appreciation/
    depreciation of investments ...............    3,540,972           (261,202)
                                                 ------------        -----------
Net increase (decrease) in net assets
    resulting from operations .................    3,520,126           (168,661)
                                                 ------------        -----------
Variable Life Activities:
  Purchase payments ...........................    1,370,035          1,577,063
  Death benefits ..............................       (2,858)            (3,745)
  Cost of insurance ...........................     (342,503)          (342,552)
  Net transfers ...............................     (932,409)        (1,352,477)
  Transfers of policy loans ...................       15,155             35,632
  Contract administration charges .............      (57,224)           (53,636)
  Surrender benefits ..........................     (323,009)          (244,500)
                                                 ------------        -----------
Net increase in net assets  resulting
  from variable annuity activities ............     (272,813)          (384,215)
                                                 ------------        -----------
  Total increase (decrease)  in net assets ....    3,247,313           (552,876)
Net Assets:
 Beginning of year ............................    5,764,147          6,317,023
                                                 ------------        -----------
 End of year ..................................   $9,011,460         $5,764,147
                                                 ============        ===========


=============================================
+      Investment in Penn Series Funds, Inc
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONT'D.)

                                                         Equity Income                               Growth
                                                         Portfolio++++                           Portfolio++++
                                              -------------------------------------   -------------------------------------
                                                     1999                1998                1999                 1998
                                              -----------------   -----------------   ------------------   ----------------
Operations:
     Net investment income (loss) ...........          $95,807             $40,458            ($310,681)         ($106,277)
     Net realized gains (losses) from
          investment transactions ...........          675,484             649,737            3,375,626          2,143,029
     Net change in unrealized appreciation/
          depreciation of investments .......          330,734             963,306           10,574,337          5,047,623
                                              -----------------   -----------------   ------------------   ----------------
Net increase (decrease) in net assets
          resulting from operations .........        1,102,025           1,653,501           13,639,282          7,084,375
                                              -----------------   -----------------   ------------------   ----------------

Variable Life Activities:
     Purchase payments ......................        6,666,334           4,640,276           10,979,093          5,974,648
     Death benefits .........................          (14,032)            (20,055)             (38,816)           (45,153)
     Cost of insurance ......................       (1,603,588)         (1,115,035)          (2,562,252)        (1,459,882)
     Net transfers ..........................        1,627,390           2,979,305            8,714,008          2,873,583
     Transfers of policy loans ..............           71,994              25,171               68,165             22,413
     Contract administration charges ........         (373,064)           (297,186)            (720,794)          (385,848)
     Surrender benefits .....................         (726,919)           (430,380)          (1,358,474)          (689,227)
                                              -----------------   -----------------   ------------------   ----------------
Net increase in net assets resulting
     from variable annuity activities .......        5,648,115           5,782,096           15,080,930          6,290,534
                                              -----------------   -----------------   ------------------   ----------------
     Total increase (decrease) in net assets.        6,750,140           7,435,597           28,720,212         13,374,909
Net Assets:
  Beginning of year .........................       19,866,250          12,430,653           28,561,805         15,186,896
                                              -----------------   -----------------   ------------------   ----------------
  End of year ...............................      $26,616,390         $19,866,250          $57,282,017        $28,561,805
                                              =================   =================   ==================   ================


[RESTUB]


                                                           Asset Manager
                                                           Portfolio++++
                                               ---------------------------------------
                                                      1999                1998
                                               ------------------  -------------------
Operations:
     Net investment income (loss) ...........            $84,186              $43,537
     Net realized gains (losses) from
          investment transactions ...........            160,654              202,236
     Net change in unrealized appreciation/
          depreciation of investments .......            272,683              136,988
                                               ------------------  -------------------
Net increase (decrease) in net assets
          resulting from operations .........            517,523              382,761
                                               ------------------  -------------------

Variable Life Activities:
     Purchase payments ......................          1,375,866              834,804
     Death benefits .........................             (1,237)                   -
     Cost of insurance ......................           (347,344)            (216,443)
     Net transfers ..........................          1,102,953              807,683
     Transfers of policy loans ..............              3,213                1,050
     Contract administration charges ........            (73,304)             (49,185)
     Surrender benefits .....................           (129,352)            (115,461)
                                               ------------------  -------------------
Net increase in net assets resulting
     from variable annuity activities .......          1,930,795            1,262,448
                                               ------------------  -------------------
     Total increase (decrease) in net assets.          2,448,318            1,645,209
Net Assets:
  Beginning of year .........................          3,718,485            2,073,276
                                               ------------------  -------------------
  End of year ...............................         $6,166,803           $3,718,485
                                               ==================  ===================


                                                           Index 500                            Emerging Markets
                                                         Portfolio++++                           Portfolio+++++
                                               ------------------------------------   -------------------------------------
                                                       1999               1998                1999                 1998
                                               ----------------   -----------------   ------------------   ----------------
Operations:
     Net investment income (loss) ...........         ($75,368)           ($32,366)            ($27,538)           ($1,174)
     Net realized gains (losses) from
          investment transactions ...........          116,561              60,958              370,168              2,392
     Net change in unrealized appreciation/
          depreciation of investments .......        5,205,293           1,980,793            2,084,566           (276,666)
                                               ----------------   -----------------   ------------------   ----------------
Net increase (decrease) in net assets
          resulting from operations .........        5,246,486           2,009,385            2,427,196           (275,448)
                                               ----------------   -----------------   ------------------   ----------------

Variable Life Activities:
     Purchase payments ......................        8,565,619           4,295,628              554,609            615,443
     Death benefits .........................           (9,073)                  -               (2,197)                 -
     Cost of insurance ......................       (1,447,507)           (664,534)            (104,590)           (95,184)
     Net transfers ..........................       16,965,879           7,630,497              399,790            612,607
     Transfers of policy loans ..............           56,519               9,823                3,721              1,295
     Contract administration charges ........         (568,474)           (335,545)             (30,629)           (53,730)
     Surrender benefits .....................         (317,861)           (115,742)             (36,703)           (28,850)
                                               ----------------   -----------------   ------------------   ----------------
Net increase in net assets  resulting
     from variable annuity activities .......       23,245,102          10,820,127              784,001          1,051,581
                                               ----------------   -----------------   ------------------   ----------------
     Total increase (decrease)  in net assets       28,491,588          12,829,512            3,211,197            776,133
Net Assets:
  Beginning of year .........................       14,770,171           1,940,659            1,601,618            825,485
                                               ----------------   -----------------   ------------------   ----------------
  End of year ...............................      $43,261,759         $14,770,171           $4,812,815         $1,601,618
                                               ================   =================   ==================   ================

+      Investment in Penn Series Funds, Inc
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
--------------------------------------------------------------------------------

Notes to Financial Statements
December 31, 1999

Note 1.  Significant Accounting Policies

         The significant accounting policies of Penn Mutual Variable Life Account I (Account I) are as follows:

             General - Account I was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits. Account I contains contracts of the Cornerstone VUL, Cornerstone
VUL II, Cornerstone VUL III, Variable Estate Max and Momentum Builder variable life products. Contract owners may borrow up to a specified amount depending on the policy value at any time by submitting a written request for a policy loan. The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1999 and the reported amounts from operations and variable life activities during 1999 and 1998. Actual results could differ from those estimates.

         Investments - Assets of Account I are invested in shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Value Equity, Flexibly Managed, International Equity, Small Capitalization and Emerging Growth Funds; Neuberger Berman Advisers Management Trust (AMT): Limited Maturity Bond, Balanced and Partners Portfolios; American Century Variable Portfolios, Inc. (ACI): Capital Appreciation Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, Asset Manager and Index 500 Portfolios; and Morgan Stanley Dean Witter Universal Funds, Inc. (Morgan Stanley): Emerging Markets Equity Portfolio. Penn Series, AMT, ACI, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

         Federal Income Taxes - Penn Mutual is taxed under federal law as a life insurance company. Account I is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account I.

         Diversification Requirements - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable life contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as a life contract for federal tax purposes for any period for which the sinvestments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

Note 2. Purchases and Sales of Investments

        The following table shows aggregate cost of shares purchased and proceeds from sales of each fund or portfolio for the year ended December 31, 1999:

                                        Purchases                Sales
                                        ---------                -----
Money Market Fund ...................  $84,361,990            $69,381,912
Quality Bond Fund ...................    3,276,420              1,511,209
High Yield Bond Fund ................    4,879,404              3,792,156
Growth Equity Fund ..................    9,938,419              2,514,823
Value Equity Fund ...................    9,258,922              5,446,023
Flexibly Managed Fund ...............    9,434,808              9,268,233
Small Capitalization Fund ...........    3,500,074              1,398,790
International Equity Fund ...........   42,117,549             40,973,961
Emerging Growth Fund ................   10,436,516              3,591,156
Limited Maturity Bond Portfolio .....      868,999                446,591
Balanced Portfolio ..................    2,053,296                987,858
Partners Portfolio ..................    6,297,152              2,162,024
Capital Appreciation Portfolio ......    1,318,604              1,609,498
Equity Income Portfolio .............    9,028,532              2,604,920
Growth Portfolio ....................   20,977,467              2,815,137
Asset Manager Portfolio .............    2,891,976                714,920
Index 500 Portfolio .................   25,076,298              1,777,197
Emerging Markets Equity Portfolio ...   11,124,088             10,192,650


Note 3. Contract Charges

        Operations are charged for mortality and expense risks assumed by Penn Mutual as follows:

        Cornerstone VUL is determined daily at a current annual rate of 0.75% (guaranteed not to exceed 0.90%) of the average value of Cornerstone VUL; Cornerstone VUL II is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL II; Cornerstone VUL III is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL III; Variable Estatemax is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Variable EstateMax; Momentum Builder is determined daily at an annual rate of 0.65% of the average value of Momentum Builder.

        For each Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III and Variable Estatemax policy, on the date of issue and each monthly anniversary, a monthly deduction is made from the policy value. The monthly deduction consists of insurance charges, administrative charges and any charges for additional benefits added by supplemental agreement to a policy. See original policy documents for specific charges assessed.

        For each Momentum Builder policy, each month on the date specified in the contract (or on the date the contract is withdrawn in full if other than the date specified), a $4 contract administration charge, or a lesser amount under state insurance laws, is deducted from the contract value. See original policy documents for specific charges assessed.

        If a Cornerstone VUL or Cornerstone VUL II policy is surrendered within the first 11 years, or a Cornerstone VUL III policy is surrendered within the first 16 years, or a Variable Estatemax policy is surrendered within the first 13 years, a contingent deferred sales charge will be assessed. This charge will be deducted before any surrender proceeds are paid. See original policy documents for specific charges assessed.

Note 4.  Unit Values
Accumulation Unit Values For Variable Life Account I as of 12/31/99 are as follows:

                                          Accumulation   Accumulation
                                              Units       Unit Value
                                          ------------   ------------
Money Market Fund
Cornerstone VUL                              209,517        $12.84
Cornerstone VUL II                         1,036,419        $12.04
Cornerstone VUL III                          552,696        $10.19
Variable EstateMax                           302,526        $12.05
Momentum Builder                             143,910        $17.63

Quality Bond Fund
Cornerstone VUL                              161,919        $14.16
Cornerstone VUL II/Variable Estatemax        416,913        $13.29
Cornerstone VUL III                           32,112        $ 9.98
Momentum Builder                              10,474        $24.25

High Yield Bond Fund
Cornerstone VUL                              188,612        $16.29
Cornerstone VUL II/Variable Estatemax        372,690        $14.84
Cornerstone VUL III                           11,772        $ 9.97
Momentum Builder                              22,436        $28.16

Growth Equity Fund
Cornerstone VUL                              315,704        $37.32
Cornerstone VUL II/Variable Estatemax        484,230        $32.30
Cornerstone VUL III                           48,303        $11.73
Momentum Builder                              28,612        $51.07

Value Equity Fund
Cornerstone VUL                              503,094        $24.10
Cornerstone VUL II/Variable Estatemax      1,309,074        $19.75
Cornerstone VUL III                           63,921        $ 9.16
Momentum Builder                              10,655        $39.71

Flexibly Managed Fund
Cornerstone VUL                            1,102,009        $20.45
Cornerstone VUL II/Variable Estatemax      2,115,595        $16.64
Cornerstone VUL III                          121,555        $ 9.86
Momentum Builder                               3,919        $38.12

Small Capitalization Fund
Cornerstone VUL                               78,360        $14.36
Cornerstone VUL II/Variable Estatemax        634,413        $14.26
Cornerstone VUL III                           21,360        $ 9.19

International Equity Fund
Cornerstone VUL                              455,807        $28.13
Cornerstone VUL II/Variable Estatemax        853,934        $24.42
Cornerstone VUL III                           31,574        $13.32

                                         Accumulation    Accumulation
                                             Units        Unit Value
                                         ------------    ------------
Emerging Growth Fund
Cornerstone VUL                             100,262         $52.78
Cornerstone VUL II/Variable Estatemax       436,087         $52.57
Cornerstone VUL III                          76,337         $16.99

Limited Maturity Bond Portfolio
Cornerstone VUL                               9,262         $12.76
Cornerstone VUL II/Variable Estatemax       107,727         $12.05
Cornerstone VUL III                          16,003         $10.05

Balanced Portfolio
Cornerstone VUL                             130,873         $23.49
Cornerstone VUL II/Variable Estatemax       222,649         $20.95
Cornerstone VUL III                          15,487         $12.59

Partners Portfolio
Cornerstone VUL                             170,254         $13.73
Cornerstone VUL II/Variable Estatemax       729,954         $13.67
Cornerstone VUL III                          47,250         $ 9.29

Capital Appreciation Portfolio
Cornerstone VUL                             194,305         $20.60
Cornerstone VUL II/Variable Estatemax       289,841         $17.28

Equity Income Portfolio
Cornerstone VUL                             198,335         $20.17
Cornerstone VUL II/Variable Estatemax     1,094,397         $20.03
Cornerstone VUL III                          75,665         $ 9.21

Growth Portfolio
Cornerstone VUL                             333,903         $32.68
Cornerstone VUL II/Variable Estatemax     1,380,600         $32.45
Cornerstone VUL III                         137,813         $11.42

Asset Manager Portfolio
Cornerstone VUL                              60,527         $19.19
Cornerstone VUL II/Variable Estatemax       252,747         $19.06
Cornerstone VUL III                          18,374         $10.26

Index 500 Portfolio
Cornerstone VUL                             245,482         $18.59
Cornerstone VUL II/Variable Estatemax     1,928,357         $18.52
Cornerstone VUL III                         288,250         $10.38

Emerging Markets Equity Portfolio
Cornerstone VUL                              68,051         $13.17
Cornerstone VUL II/Variable Estatemax       282,276         $13.12
Cornerstone VUL III                          15,534         $13.77

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Life Account I

We have audited the accompanying statement of assets and liabilities of Penn Mutual Variable Life Account I (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, Small Capitalization Fund, International Equity Fund, Emerging Growth Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Partners Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Index 500 Portfolio and Emerging Markets Equity Portfolio) as of December 31, 1999, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. The financial statements are the responsibility of the management of Penn Mutual Variable Life Account I. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Penn Mutual Variable Life Account I at December 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                               [GRAPHIC OMITTED]

Philadelphia, Pennsylvania
April 4, 2000

             The Penn Mutual Life Insurance Company and Subsidiaries
                           Consolidated Balance Sheets
================================================================================

As of December 31,                                             1999                  1998
---------------------------------------------------------------------------------------------
(in thousands)

ASSETS
Debt securities, at fair value                           $  4,733,261           $  5,500,924
Equity securities, at fair value                                3,949                  4,161
Mortgage loans on real estate                                  27,115                 38,828
Real estate, net of accumulated depreciation                   15,461                 15,791
Policy loans                                                  642,420                638,376
Short-term investments                                          6,934                  1,024
Other invested assets                                         137,766                 98,571
                                                         ------------           ------------
         Total investments                                  5,566,906              6,297,675

Cash and cash equivalents                                      37,481                 24,468
Investment income due and accrued                              89,254                104,208
Deferred acquisition costs                                    549,573                399,742
Amounts recoverable from reinsurers                           220,847                 69,583
Broker/dealer receivables                                   1,143,702                793,522
Other assets                                                  109,818                 94,179
Separate account assets                                     2,865,366              2,302,937
                                                         ------------           ------------

        Total Assets                                     $ 10,582,947           $ 10,086,314
                                                         ============           ============

LIABILITIES

Reserves for payment of future policy benefits           $  2,735,609           $  2,761,319
Other policyholder funds                                    2,710,589              2,835,081
Policyholders' dividends payable                               28,770                 30,532
Broker/dealer payables                                        646,479                488,783
Accrued income tax payable                                     31,919                142,634
Other liabilities                                             573,909                383,744
Separate account liabilities                                2,865,366              2,302,937
                                                         ------------           ------------

        Total Liabilities                                   9,592,641              8,945,030
                                                         ------------           ------------

EQUITY

Retained earnings                                           1,023,704                944,145
Accumulated other comprehensive income/(loss) -
     unrealized gains/(losses)                                (33,398)               197,139
                                                         ------------           ------------

        Total Equity                                          990,306              1,141,284
                                                         ------------           ------------

            Total Liabilities and Equity                 $ 10,582,947           $ 10,086,314
                                                         ============           ============


   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                         Consolidated Income Statements


For the Years Ended December 31,                                      1999                1998                 1997
-------------------------------------------------------------------------------------------------------------------------
(in thousands)

REVENUES
Premium and annuity considerations                               $   130,516           $   154,615           $   178,338
Policy fee income                                                    131,709               114,681               102,398
Net investment income                                                431,222               433,530               448,135
Net realized capital gains/(losses)                                      803                 3,912                 9,655
Broker/dealer fees and commissions                                   395,483               331,285               290,005
Other income                                                          24,895                15,543                10,920
                                                                 -----------           -----------           -----------

Total Revenue                                                      1,114,628             1,053,566             1,039,451
                                                                 -----------           -----------           -----------


BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                     429,791               445,148               463,444
Policyholder dividends                                                56,603                61,369                67,412
Decrease in liability for future policy benefits                     (54,080)              (23,337)              (10,275)
General expenses                                                     238,603               205,698               195,336
Broker/dealer sales expense                                          216,712               180,255               160,730
Amortization of deferred acquisition costs                            52,668                42,223                43,223
                                                                 -----------           -----------           -----------

Total Benefits and Expenses                                          940,297               911,356               919,870
                                                                 -----------           -----------           -----------

Income from Continuing Operations Before Income Taxes                174,331               142,210               119,581
                                                                 -----------           -----------           -----------

Income taxes                                                          66,324                57,019                51,323
                                                                 -----------           -----------           -----------

Income from Continuing Operations                                    108,007                85,191                68,258
                                                                 -----------           -----------           -----------

DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued segment
     (net of income taxes of $(2,137), $670 and $2,589)               (3,968)                1,243                 4,807

Loss on sale of discontinued operations (less
     applicable income tax benefit of $13,181)                       (24,480)                 --                    --
                                                                 -----------           -----------           -----------

          NET INCOME                                             $    79,559           $    86,434           $    73,065
                                                                 ===========           ===========           ===========



   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                  Consolidated Statements of Changes in Equity

                                                           Other
                                                        Comprehensive          Retained              Total
                                                        Income/(Loss)          Earnings             Equity
---------------------------------------------------------------------------------------------------------------
(In thousands)
Balance at January 1, 1997                              $    85,730           $   784,646          $   870,376
Comprehensive Income
   Net income for 1997                                         --                  73,065               73,065
   Other comprehensive loss, net of tax
       Unrealized appreciation of  securities,
        net of reclassification adjustment                   66,279                  --                 66,279
                                                                                                   -----------
Comprehensive Income                                                                                   139,344
                                                        -----------           -----------          -----------
Balance at December 31, 1997                                152,009               857,711            1,009,720
Comprehensive Income
   Net income for 1998                                         --                  86,434               86,434
Other comprehensive income, net of tax
   Unrealized appreciation of  securities,
    net of reclassification adjustment                       45,130                  --                 45,130
                                                                                                   -----------
Comprehensive Income                                                                                   131,564
                                                        -----------           -----------          -----------
Balance at December 31, 1998                                197,139               944,145            1,141,284
Comprehensive Loss
   Net income for 1999                                         --                  79,559               79,559
Other comprehensive loss, net of tax
   Unrealized depreciation of  securities,
    net of reclassification adjustment                     (230,537)                 --               (230,537)
                                                                                                   -----------
Comprehensive Loss                                                                                    (150,978)
                                                        -----------           -----------          -----------
Balance at December 31, 1999                            $   (33,398)          $ 1,023,704          $   990,306
                                                        ===========           ===========          ===========


   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                      Consolidated Statements of Cash Flows


For the Years Ended December 31,                                                  1999                1998              1997
--------------------------------------------------------------------------------------------------------------------------------
(in thousands)

                       Cash Flows from Operating Activities
Net income                                                                    $    79,559        $    86,434        $    73,065
Adjustments to reconcile net income to net cash provided by operations:
  Capitalization of policy acquisition costs                                      (78,644)           (72,356)           (64,427)
  Amortization of deferred acquisition costs                                       52,668             42,223             43,223
  Policy fees on universal life and investment contracts                          (80,456)          (120,315)          (104,342)
  Interest credited on universal life and investment contracts                    132,213            146,081            160,417
  Depreciation and amortization                                                     6,294              4,750             18,682
  Premiums due and other receivables                                              (16,794)            (1,293)            (7,291)
  Net realized capital (gains)/losses                                                (803)            (3,912)            (9,655)
  Net realized loss on sale of discontinued operations                             37,661               --                 --
  (Increase)/decrease in investment income due and accrued                         14,954             (1,136)                60
  (Increase) in amounts recoverable from reinsurers                               (18,419)            (6,372)            (4,329)
  (Decrease) in reserves for payment of future policy benefits                    (25,710)            (8,696)           (13,358)
  Increase/(decrease) in accrued income tax payable                                13,222             25,622             (4,526)
  Other, net                                                                       12,652              3,805             (6,693)
                                                                              -----------        -----------        -----------

     Net cash provided by operating activities                                    128,397             94,835             80,826
                                                                              -----------        -----------        -----------

                       Cash Flows from Investing Activities

Sale of investments:
  Debt securities available for sale                                            1,624,576          1,837,209          1,235,274
  Equity securities                                                                12,003             35,496             20,374
  Real estate                                                                         853              9,937             87,875
  Other                                                                             3,884             18,074             14,355

Maturity and other principal repayments:
  Debt securities available for sale                                              415,888            496,283            472,474
  Mortgage loans                                                                   17,596              2,357             61,813
  Other                                                                             3,963               --                 --

Cost of investments acquired:
  Debt securities available for sale                                           (1,752,394)        (2,315,067)        (1,772,007)
  Equity securities                                                               (12,097)           (26,390)           (15,268)
  Real estate                                                                      (1,366)              (293)           (15,600)
  Other                                                                           (39,139)           (17,917)           (15,503)

Change in policy loans, net                                                        (4,044)             4,613             13,084
(Increase)/decrease in short-term investments, net                                 (5,910)            42,446             (5,955)
Purchases of furniture and equipment, net                                         (10,900)            (9,446)            (4,116)
Sale of discontinued operations                                                  (160,332)              --                 --
                                                                              -----------        -----------        -----------

     Net cash provided by investing activities                                     92,581             77,302             76,800
                                                                              -----------        -----------        -----------


   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                Consolidated Statements of Cash Flows - Continued


For the Years Ended December 31,                                   1999             1998              1997
------------------------------------------------------------------------------------------------------------
(in thousands)

                        Cash Flows from Financing Activities

Deposits for universal life and investment contracts            $ 605,568        $ 589,070        $ 653,233
Withdrawals from universal life and investment contracts         (641,296)        (605,821)        (552,311)
Transfers to separate accounts                                   (146,981)        (147,708)        (236,008)
Issuance/(repayment) of debt                                      167,228           90,772           24,842
(Increase)/decrease in net broker dealer receivables             (192,484)        (111,046)         (47,632)
                                                                ---------        ---------        ---------

     Net cash used by financing activities                       (207,965)        (184,733)        (157,876)
                                                                ---------        ---------        ---------

     Net increase/(decrease) in cash and cash equivalents          13,013          (12,596)            (250)

Cash and cash equivalents
     Beginning of the year                                         24,468           37,064           37,314
                                                                ---------        ---------        ---------
     End of the year                                            $  37,481        $  24,468        $  37,064
                                                                =========        =========        =========


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For The Years Ended December 31, 1999, 1998 and 1997

                            (in thousands of dollars)
--------------------------------------------------------------------------------

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Organization and Basis of Presentation
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.


The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.


New Accounting Pronouncements

As of January 1, 1999, the Company adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for determining when and how to measure assets and liabilities associated with guaranty fund and other insurance related assessments. The Company also adopted SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" which gives guidance on accounting for the costs related to developing, obtaining, modifying and/or implementing internal use software. The adoption of SOP 97-3 and SOP 98-1 did not have a material effect on the Company's financial condition or results of operations.

As of January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. (SFAS) 130, "Reporting Comprehensive Income." SFAS No. 130 established standards for the reporting and display of comprehensive income and its components in the financial statements. The initial application of SFAS No. 130, required the reclassification of prior-year financial statements to reflect the components of comprehensive income.

In June 1998, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earnings. In June 1999, the FASB issued SFAS No. 137 which defers the effective date for implementation of SFAS No. 133 to fiscal years beginning after June 15, 2000. Adoption of SFAS No. 133 is not expected to have a material effect on the Company's financial condition or results of operations.

Investments

Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. Prepayment assumptions for loan-backed and structured securities are obtained from broker dealer survey values or internal estimates. These assumptions are

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all such securities.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. The Company establishes valuation reserves for investment real estate when declines in value are deemed to be other then temporary based on an analysis of discounted future cash flows. Properties held for sale are carried at the lower of depreciated cost or fair value less selling costs. Valuation reserves are established for properties held for sale when the fair value less estimated selling costs is below depreciated cost. Real estate acquired through foreclosure is recorded at the lower of cost or fair value less estimated selling costs at the time of foreclosure. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include venture capital limited partnerships which are carried at fair value.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

The Company utilizes various financial instruments, such as interest rate swaps, financial futures and structured notes, to hedge against interest rate fluctuation. Most of these investments are recorded as accounting hedges using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

Other Assets

Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $50,971 and $46,292 at December 31, 1999 and 1998,

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

respectively. Related depreciation and amortization expense was $8,441, $8,586 and $8,183 for the years ended December 31, 1999, 1998 and 1997, respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill included in other assets amounted to $17,228 and $16,126 at December 31, 1999 and 1998, respectively. Goodwill amortization was $1,008, $806 and $808 for 1999, 1998 and 1997, respectively.


Deferred Acquisition Costs
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

Separate Accounts
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

Insurance Liabilities and Revenue Recognition
Participating Traditional Life and Life Contingent Annuity Products

Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

Universal Life Products and Other Annuity Products
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

Policyholders' Dividends
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 1999, participating insurance expressed as a percentage of insurance in force is 91%, and as a percentage of premium income is 83%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 1999.

Broker/Dealer Revenue Recognition
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

Federal Income Taxes
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $1,250.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Reclassification
Certain 1998 and 1997 amounts have been reclassified to conform with 1999 presentation.

2. DISCONTINUED OPERATIONS:
During 1999, the Company decided to exit the Disability Income (DI) line of business and entered into an indemnity reinsurance agreement with Christian Mutual Life Insurance Company and ACE Bermuda Ltd. to cede all of its remaining risk associated with this line. Under the agreement, effective July 1, 1999, the Company agreed to transfer assets with a fair market value of $167,750 to reinsure net liabilities of $139,889. The Company recognized a pretax loss of $37,661 on this transaction, including costs of sale. Under the agreement, 95% of the assets and liabilities were transferred to the reinsurer effective July 1, 1999. The remaining 5% of the related assets are being held in an escrow account under the Company's control, pending approval of the transaction by the State of New York. Accordingly,

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

reserves for payment of future policy benefits at December 31, 1999 include $7,458 related to the remaining 5% of the DI business.

As this is a disposal of a segment of business, the Company has modified the presentation in the accompanying income statements to separate the results of operations attributable to this business. Revenue from discontinued operations for the year ended December 31, 1999, 1998 and 1997 were $16,855, $28,854 and $29,884, respectively.

The reinsurance agreement is secured for the Company by a collateralized trust which names the Company as the beneficiary. As of December 31, 1999, the Company had a reinsurance recoverable from Christian Mutual of $141,707 which was secured by investment grade securities with a market value of $155,046 held in trust.

3.  INVESTMENTS:

Debt Securities

The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at estimated fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $8,703 and $3,056 as of December 31, 1999 and 1998, respectively.

                                                                        December 31, 1999
                                                 --------------------------------------------------------------
                                                                    Gross             Gross          Estimated
                                                  Amortized       Unrealized       Unrealized          Fair
                                                    Cost            Gains            Losses            Value
                                                 ----------       ----------       ----------       ----------
U.S. Treasury securities and U.S.
     Government and agency securities            $   10,527       $      119       $      178       $   10,468
States and political subdivisions                    11,600             --                 58           11,542
Foreign governments                                  19,854              758             --             20,612
Corporate securities                              2,678,302           69,875          116,357        2,631,820
Mortgage and other asset-backed securities        2,106,506            9,975           58,011        2,058,470
                                                 ----------       ----------       ----------       ----------
     Total bonds                                  4,826,789           80,727          174,604        4,732,912


Redeemable preferred stocks                             360             --                 11              349
                                                 ----------       ----------       ----------       ----------
     Total                                       $4,827,149       $   80,727       $  174,615       $4,733,261
                                                 ==========       ==========       ==========       ==========


                                                                          December 31, 1998
                                                 --------------------------------------------------------------
                                                                     Gross             Gross         Estimated
                                                  Amortized        Unrealized       Unrealized         Fair
                                                     Cost            Gains            Losses           Value
                                                 ----------       ----------       ----------       ----------
U.S. Treasury securities and U.S.
     Government and agency securities            $   13,109       $    1,271       $     --         $   14,380
States and political subdivisions                    12,094            2,216             --             14,310
Foreign governments                                  24,920            3,323             --             28,243
Corporate securities                              3,058,066          299,489            4,956        3,352,599
Mortgage and other asset-backed securities        2,006,891           86,271            4,399        2,088,763
                                                 ----------       ----------       ----------       ----------
     Total bonds                                  5,115,080          392,570            9,355        5,498,295


Redeemable preferred stocks                           2,696             --                 67            2,629
                                                 ----------       ----------       ----------       ----------
     Total                                       $5,117,776       $  392,570       $    9,422       $5,500,924
                                                 ==========       ==========       ==========       ==========

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The following table summarizes the amortized cost and estimated fair value of debt securities, including redeemable preferred stocks, as of December 31, 1999 by contractual maturity.

                                                                    Amortized        Estimated
                    Years to maturity:                                 Cost         Fair Value
                                                                   ----------       ----------
                    One or less                                    $  226,324       $  215,589
                    After one through five                            247,287          248,905
                    After five through ten                            523,294          545,057
                    After ten                                       1,723,378        1,664,891
                    Mortgage and other asset-backed securities      2,106,506        2,058,470
                                                                   ----------       ----------
                         Total bonds                                4,826,789        4,732,912
                    Redeemable preferred stocks                           360              349
                                                                   ----------       ----------

                         Total                                     $4,827,149       $4,733,261
                                                                   ==========       ==========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.5 years.

At December 31, 1999, the Company held $2,058,470 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,675,587 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $382,883. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,412,879 are rated AAA and include $16,617 of interest-only tranches . As of December 31, 1999 and 1998, the Company's investments included $370,541 and $475,699, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 37% and 42% of equity at December 31, 1999 and 1998, respectively.

At December 31, 1999, the largest industry concentration of the Company's portfolio was investments in the finance industry of $506,017 representing 11% of the total debt portfolio.

Proceeds during 1999, 1998 and 1997 from sales of available-for-sale securities were $1,623,191, $1,931,269 and $1,353,112, respectively. Gross gains and gross losses realized on those sales were $18,843 and $17,702, respectively, during 1999, $37,324 and $35,257, respectively, during 1998 and $21,799 and $8,990, respectively, during 1997.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 1999 and 1998, debt securities with amortized cost totaling $218,351 and $192,724, respectively, were less than investment grade. At December 31, 1999 and 1998, the Company held securities with a carrying value of $0 and $9,170, respectively, which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 1999 and 1998.

Equity Securities
During 1999, 1998 and 1997, the proceeds from sales of equity securities amounted to $12,003, $35,496 and $20,374, respectively. The gross gains and gross losses realized on those sales were $89 and $352, $3,095 and $239 and $975 and $239 for 1999, 1998 and 1997, respectively

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

Mortgage Loans

The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                                                     1999                     1998
                                                                  ------------             ------------
                     Property Type
                        Office building                               $ 1,366                  $ 9,204
                        Retail                                          8,414                    5,553
                        Dwellings                                      16,062                   24,741
                        Other                                           2,773                    3,130
                        Valuation Allowance                            (1,500)                  (3,800)
                                                                  ------------             ------------
                          Total                                       $27,115                  $38,828
                                                                  ============             ============



                                                                     1999                     1998
                                                                  ------------             ------------
                     Geographic Concentration
                        Northeast                                     $ 5,506                  $10,273
                        Midwest                                         5,515                    5,728
                        South                                          11,612                   12,075
                        West                                            5,982                   14,552
                        Valuation Allowance                            (1,500)                  (3,800)
                                                                  ------------             ------------
                          Total                                       $27,115                  $38,828
                                                                  ============             ============

The following table presents changes in the mortgage loan valuation allowance for the years presented:
                                                                     1999                     1998
                                                                  ------------             ------------
                     Balance at January 1                             $ 3,800                  $ 3,800
                        Reduction in provision                         (2,300)                       -
                        Charge-offs                                         -                        -
                                                                  ------------             ------------
                     Balance at December 31                           $ 1,500                  $ 3,800
                                                                  ============             ============

As of December 31, 1999 and 1998, the Company's mortgage loan portfolio contained no loans delinquent over 60 days or in foreclosure and there were no non-income producing mortgage loans for the preceding twelve months.

During 1999 and 1998, the Company did not restructure the terms of any outstanding mortgages. As of December 31, 1999 and 1998, the mortgage loan portfolio included $2,275 and $2,555, respectively, of restructured mortgage loans.

Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $305 and $258 in 1999 and 1998, respectively. Gross interest income from these loans included in net investment income totaled $211 and $236 in 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

At December 31, 1999 and 1998, no loans were considered to be impaired. The Company had no investments in impaired loans during the year ended December 31, 1999. The average recorded investment in impaired loans during the year ended December 31, 1998 was approximately $6,184. During 1998, $163 was received on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.

Real Estate
The following table summarizes the carrying value of the Company's real estate holdings at December 31.

                                                                 1999                     1998
                                                             -------------            -------------
                   Investment                                     $19,461                  $19,111
                   Properties held for sale                             -                    1,914
                   Less: Valuation allowance                       (4,000)                  (5,234)
                                                             -------------            -------------
                        Total                                     $15,461                  $15,791
                                                             =============            =============

At December 31, 1999 and 1998, accumulated depreciation on real estate amounted to $7,233 and $6,218, respectively. Depreciation expense on real estate totaled $1,015, $1,071 and $5,709 for the years ended December 31, 1999, 1998 and 1997, respectively. During 1997, the Company sold its largest real estate investment for $65,007 cash to an unrelated buyer. At the date of the sale, this property had a carrying value of $61,914, net of related reserves, resulting in a gain of $3,093.

Other
Investments on deposit with regulatory authorities as required by law were $6,444 and $7,104 at December 31, 1999 and 1998, respectively.


4.  INVESTMENT  INCOME AND CAPITAL GAINS:
----------------------------------------
The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                                                  1999                 1998                1997

                                                              -------------        -------------       -------------
           Debt securities                                       $ 385,963            $ 395,628           $ 390,852
           Equity securities                                           311                  206               1,371
           Mortgage loans                                            2,706                4,268              12,098
           Real estate                                               2,209                2,903              17,519
           Policy loans                                             39,371               39,760              40,921
           Short-term investments                                      830                2,032               2,428
           Other invested assets                                    17,446               11,330              21,268
                                                              -------------        -------------       -------------
           Gross investment income                                 448,836              456,127             486,457
                 Less: Investment expense                           11,104               11,430              26,251
                 Less: Discontinued operations                       6,510               11,167              12,071
                                                              -------------        -------------       -------------
           Investment income, net                                $ 431,222            $ 433,530           $ 448,135
                                                              =============        =============       =============


--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $1,066, $235 and $3,154 in 1999, 1998 and 1997, respectively.

                                                                   1999                1998               1997

                                                               -------------       -------------      -------------
           Debt securities                                        $ (4,506)             $   110           $ 12,991
           Equity securities                                          (263)               2,856                417
           Mortgage loans                                            2,300                  210                280
           Real estate                                                 173                4,148               (684)
           Other                                                     2,430               (2,109)              (811)
           Amortization of deferred acquisition costs                  669               (1,303)            (2,538)
                                                               -------------       -------------      -------------
           Net realized capital gains/(losses)                     $   803             $  3,912           $  9,655
                                                               =============       =============      =============


The following table summarizes the change in unrealized gains and losses for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                                                    1999                  1998               1997
                                                               ----------------       -------------      -------------
           Unrealized gains/(losses):
                Debt securities                                   $ (477,036)            $ 86,594          $ 160,850
                Equity securities                                        (43)              (2,092)               408
                Other                                                  5,555               (2,091)           (14,581)
                                                               ----------------       -------------      -------------
                                                                    (471,524)              82,411            146,677
                                                               ----------------       -------------      -------------
           Less:
                Deferred policy acquisition costs                    117,050              (12,841)           (45,043)
                Deferred income taxes                                123,937              (24,440)           (35,355)
                                                               ----------------       -------------      -------------

           Net change in unrealized gains/(losses)                $ (230,537)            $ 45,130           $ 66,279
                                                               ================       =============      =============

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

           Reclassification Adjustments                                 1999                1998                1997
                                                                    --------------      --------------      -------------
           Unrealized holding gains/(losses) arising
                during period                                         $ (255,859)            $ 53,576           $ 71,797
           Reclassification adjustment for gains included
                in net income                                             25,322                8,446              5,518
                                                                    --------------      --------------      -------------
           Unrealized gains/(losses) on investments, net
               of reclassification adjustment                         $ (230,537)            $ 45,130           $ 66,279
                                                                    ==============      ==============      =============


Reclassification adjustments reported in the above table for the years ended December 31, 1999, 1998 and 1997 are net of income tax expense of $13,635, $7,679 and $4,519, respectively, and $11,760, $5,815 and $2,875, respectively, relating to the effects of such amounts on deferred acquisition costs.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

5.  FAIR VALUE INFORMATION:
The following table summarizes the carrying value and estimated fair value of the Company's financial instruments as of December 31, 1999 and 1998.

                                                             1999                                 1998
                                                        ---------------------------------    ---------------------------------
                                                           Carrying            Fair             Carrying            Fair
                                                            Value              Value             Value              Value
                                                        ---------------    --------------    ---------------    --------------
     Financial Assets:
        Debt securities, available for sale                $ 4,733,261       $ 4,733,261        $ 5,500,924       $ 5,500,924
        Equity securities
             Common stock                                          276               276                158               158
             Non-redeemable preferred stocks                     3,673             3,673              4,003             4,003
        Mortgage loans                                          27,115            28,615             38,828            42,675
        Policy loans                                           642,420           612,501            638,376           605,144
        Cash and cash equivalents                               37,481            37,481             24,468            24,468
        Short-term investments                                   6,934             6,934              1,024             1,024
        Separate account assets                              2,865,366         2,865,366          2,302,937         2,302,937
        Other invested assets                                  137,766           137,766             98,571            98,571

     Financial Liabilities:
        Investment-type contracts
             Individual annuities                            $ 997,686       $ 1,011,298        $ 1,108,274       $ 1,143,373
             Guaranteed investment contracts                    22,786            21,353             39,571            40,556
             Other group annuities                              85,465            85,213            113,974           115,422
             Other policyholder funds                          339,937           339,937            340,761           340,761
                                                        ---------------    --------------    ---------------    --------------
       Total policyholder funds                              1,445,874         1,457,801          1,602,580         1,640,112
       Policyholder's dividends payable                         28,770            28,770             30,532            30,532
       Separate account liabilities                          2,865,366         2,865,366          2,302,937         2,302,937

The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The estimated fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The estimated fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The estimated fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The estimated fair values for the venture capital limited partnerships are based on values determined by the partnerships' managing general partners. The resulting estimated fair values may not be indicative of the value which could be negotiated in an actual sale.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities, guaranteed investment contracts and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts due under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 1999 and 1998, the Company had interest rate swaps with aggregate notional amounts equal to $20,000 and $95,000, respectively, with average unexpired terms of 7 months and 8 months, respectively. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $335 and $0, respectively, at December 31, 1999 and $2,248 and $0, respectively, at December 31, 1998. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current creditworthiness of the counterparties.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $34,457 and $38,144 as of December 31, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

6.  INCOME TAXES:
The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                                       1999                1998
                                                                   --------------      -------------
           Deferred tax assets
              Future policy benefits                                    $ 90,877           $ 92,909
              Dividend award                                              10,010             10,255
              Allowances for investment losses                             6,153              4,232
              Employee benefit liabilities                                30,479             29,762
              Unrealized investment losses                                17,934                  -
              Other                                                       17,256             18,677
                                                                   --------------      -------------
                     Total deferred tax asset                            172,709            155,835
                                                                   --------------      -------------

           Deferred tax liabilities
              Deferred acquisition costs                                 145,360            135,248
              Unrealized investment gains                                      -            105,993
              Other                                                       18,484             22,375
                                                                   --------------      -------------
                     Total deferred tax liability                        163,844            263,616
                                                                   --------------      -------------
           Net deferred tax liability                                     (8,865)           107,781
           Tax currently payable                                          40,784             34,853
                                                                   --------------      -------------
           Accrued income tax payable                                   $ 31,919          $ 142,634
                                                                   ==============      =============

The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                                       1999                1998               1997

                                                                   -------------       -------------      -------------
           Tax expense at 35%                                          $ 45,697            $ 50,443           $ 44,442
           Increase in income taxes resulting
           from:
              Differential earnings amount                                3,010               2,681              6,942

              Other                                                       2,299               4,565              2,528
                                                                   -------------       -------------      -------------
           Federal income tax expense                                  $ 51,006            $ 57,689           $ 53,912
                                                                   =============       =============      =============



--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The make up of the tax expense/(benefit) is as follows:

                                                                       1999                1998               1997
                                                                   -------------       -------------      -------------
           Continuing operations                                       $ 66,324            $ 57,019           $ 51,323
           Discontinued operations:
                Operations                                               (2,137)                670              2,589

                Sale                                                    (13,181)                  -                  -
                                                                   -------------       -------------      -------------
           Total federal income tax expense                            $ 51,006            $ 57,689           $ 53,912
                                                                   =============       =============      =============

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to include the Differential Earnings Amount (DEA) in each year's taxable income. This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined the Company's income tax returns through the year 1994 and is currently examining years 1995 through 1997. Management believes that an adequate provision has been made for potential assessments.


7.  BENEFIT  PLANS:
------------------

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                                  Pension Benefits                  Other Benefits
                                                                  ----------------                  --------------
                                                                1999            1998             1999            1998
                                                            -------------   -------------    -------------   -------------
           Benefit Obligation                                  $(90,293)       $(90,428)        $(27,808)      $ (26,439)
           Fair value of plan assets                             63,616          53,349                -               -
                                                            -------------   -------------    -------------   -------------
           Funded Status                                       $(26,677)       $(37,079)        $(27,808)      $ (26,439)
                                                            =============   =============    =============   =============
           Accrued benefit cost recognized in the
              consolidated balance sheet                       $(25,861)       $(22,530)        $(44,205)      $ (44,558)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                                  Pension Benefits                  Other Benefits
                                                                  ----------------                  --------------
                                                                1999            1998             1999            1998
                                                            -------------   -------------    -------------   -------------
           Discount rate                                        6.75%           6.75%            6.75%           6.75%
           Expected return on plan assets                       8.00%           8.00%               -               -
           Rate of compensation increase                        5.50%           5.50%            5.00%           5.00%

At December 31, 1999, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2000, grading to 5% for 2004. At December 31, 1998, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 1999, grading to 5% for 2004. The assumed health care cost trend rate used at December 31, 1997 in measuring the accumulated postretirement benefit obligation was 8.5% for 1998, grading to 5% for 2004. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The contributions made and the benefits paid from the plans were:

                                                                  Pension Benefits                  Other Benefits
                                                                  ----------------                  --------------
                                                                1999            1998             1999            1998
                                                            -------------   -------------    -------------   -------------
           Benefit cost recognized in                           $  5,072        $  5,692         $  1,140          $  831
              consolidated income statement

           Employer contribution                                   1,741           6,687            1,493           1,415

           Plan participants' contribution
                                                                       -               -                -               -
           Benefits paid
                                                                   3,593           3,229            1,493           1,415

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 1999, 1998 and 1997, the expense recognized for these plans was $11,192, $9,526 and $8,345, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 1999 and 1998 was $300,170 and $260,706, respectively.

8.  REINSURANCE:
---------------
The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                               Assumed             Ceded to
                                           Gross               From Other             Other                  Net
                                           Amount              Companies            Companies              Amount
                                       ---------------       ---------------      --------------       ----------------
     December 31, 1999:
       Life Insurance in Force           $ 33,554,483             $ 353,382         $ 8,185,527           $ 25,722,338
       Premiums
                                              149,187                 6,399              16,803                138,783
       Benefits
                                              455,518                15,629              32,705                438,442
       Reserves
                                            5,446,024                   175             220,656              5,225,543

     December 31, 1998:
       Life Insurance in Force           $ 32,066,821           $ 5,115,520         $ 5,954,701           $ 31,227,640
       Premiums
                                              166,708                10,586               5,940                171,354
       Benefits
                                              457,239                15,710              17,913                455,036
       Reserves
                                            5,594,712                 1,688              62,198              5,534,202

For the years ended December 31, 1999 and 1998, the above numbers include premiums from discontinued operations of $8,267 and $16,739, respectively, and benefits from discontinued operations of $8,651 and $9,888, respectively.

During 1997, the Company had gross premiums of $190,754, assumed premiums of $11,189 and ceded premiums of $6,723 and gross benefits of $492,857, assumed benefits of $14,293 and ceded benefits of $26,916. Reinsurance receivables with a carrying value of $205,559 and $55,119 were associated with a single reinsurer at December 31, 1999 and 1998, respectively.

--------------------------------------------------------------------------------

                            (In Thousands of Dollars)

--------------------------------------------------------------------------------


9. COMMITMENTS AND CONTINGENCIES:
--------------------------------
The Company and its subsidiaries are respondents in a number of proceedings, some of which involve extra-contractual damage in addition to other damages. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 1999, the Company had outstanding commitments totaling $70,757 relating to these investment activities. The fair value of these commitments approximates the face amount.


10. STATUTORY  INFORMATION:
---------------------------
State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.


The combined insurance companies' statutory capital and surplus at December 31, 1999 and 1998 was $558,700 and $495,212, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 1999, 1998 and 1997, was $76,680, $83,676 and $63,613, respectively.

The National Association of Insurance Commissioners has released a comprehensive guide to Statutory Accounting Principles, Accounting Practices and Procedures Manual - version effective January 1, 2001, (Codification) to provide a consistent basis of statutory accounting effective for years ending December 31, 2001. The Company does not expect the adoption of Codification to have a material effect on its statutory capital and surplus.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
January 28, 2000

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
APPENDIX A

--------------------------------------------------------------------------------
Minimum Initial Premiums

         The following table shows for Insureds of varying ages the minimum initial premium for a Policy with the basic death benefit indicated. The table assumes the insured will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.


     Issue Age          Sex of        Basic Death        Minimum Initial
     of Insured         Insured         Benefit              Premium
-------------------------------------------------------------------------
         25                M            $ 50,000              $289.00
-------------------------------------------------------------------------
         30                F            $ 75,000              $459.00
-------------------------------------------------------------------------
         35                M            $ 75,000              $651.00
-------------------------------------------------------------------------
         40                F            $100,000              $931.00
-------------------------------------------------------------------------
         45                M            $100,000            $1,368.00
-------------------------------------------------------------------------
         50                F            $100,000            $1,456.00
-------------------------------------------------------------------------
         55                M            $100,000            $2,257.00
-------------------------------------------------------------------------
         60                F            $ 75,000            $1,787.00
-------------------------------------------------------------------------
         65                M            $ 75,000            $2,950.00
-------------------------------------------------------------------------
         70                F            $ 50,000            $2,117.00
-------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
APPENDIX B

--------------------------------------------------------------------------------
Applicable Percentages



     Attained Age         Percentage             Attained Age        Percentage
--------------------------------------------------------------------------------
         0-40                250                     61                128
--------------------------------------------------------------------------------
          41                 243                     62                126
--------------------------------------------------------------------------------
          42                 236                     63                124
--------------------------------------------------------------------------------
          43                 229                     64                122
--------------------------------------------------------------------------------
          44                 222                     65                120
--------------------------------------------------------------------------------
          45                 215                     66                119
--------------------------------------------------------------------------------
          46                 209                     67                118
--------------------------------------------------------------------------------
          47                 203                     68                117
--------------------------------------------------------------------------------
          48                 197                     69                116
--------------------------------------------------------------------------------
          49                 191                     70                115
--------------------------------------------------------------------------------
          50                 185                     71                113
--------------------------------------------------------------------------------
          51                 178                     72                111
--------------------------------------------------------------------------------
          52                 171                     73                109
--------------------------------------------------------------------------------
          53                 164                     74                107
--------------------------------------------------------------------------------
          54                 157                   75-90               105
--------------------------------------------------------------------------------
          55                 150                     91                104
--------------------------------------------------------------------------------
          56                 146                     92                103
--------------------------------------------------------------------------------
          57                 142                     93                102
--------------------------------------------------------------------------------
          58                 138                     94                101
--------------------------------------------------------------------------------
          59                 134                     95                100
--------------------------------------------------------------------------------
          60                 130
--------------------------------------------------------------------------------

                                   PROSPECTUS
                                       FOR
                               CORNERSTONE VUL II
          a flexible premium adjustable variable life insurance policy issued by
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               and funded through
                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     The Penn Mutual Life Insurance Company
                             Philadelphia, PA 19172
                                  800-523-0650
              -----------------------------------------------------

         The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. These and other Policy provisions are described in this Prospectus.

--------------------------------------------------------------------------------------------------------------------
Penn Series Funds, Inc.                                          Manager
         Money Market Fund                                       Independence Capital Management, Inc.
         Limited Maturity Bond Fund                              Independence Capital Management, Inc.
         Quality Bond Fund                                       Independence Capital Management, Inc.
         High Yield Bond Fund                                    T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                   T. Rowe Price Associates, Inc.
         Growth Equity Fund                                      Independence Capital Management, Inc.
         Large Cap Value Fund                                    Putnam Investment Management, Inc.
         Index 500 Fund                                          Wells Capital Management Incorporated
         Mid Cap Growth Fund                                     Turner Investment Partners, Inc.
         Mid Cap Value Fund                                      Neuberger Berman Management, Inc.
         Emerging Growth Fund                                    RS Investment Management, Inc.
         Small Cap Value Fund                                    Royce & Associates, Inc.
         International Equity Fund                               Vontobel USA, Inc.
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisors Management Trust                       Manager
         Balanced Portfolio                                      Neuberger Berman Management Incorporated
--------------------------------------------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund           Manager
         Equity-Income Portfolio                                 Fidelity Management and Research Company
         Growth Portfolio                                        Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund II        Manager
         Asset Manager Portfolio                                 Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley's The Universal Institutional Funds, Inc.         Manager
         Emerging Markets Equity (International) Portfolio       Morgan Stanley Asset Management
--------------------------------------------------------------------------------------------------------------------


     Please note that the Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the
                         contrary is a criminal offense.
                                   May 1, 2000

                        GUIDE TO READING THIS PROSPECTUS

         This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

         The prospectus is arranged as follows:

         o The first section is called "Basic Information." It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

         o The next section contains illustrations of a hypothetical Policy that help clarify how the Policy works. The "Illustrations" section starts on page 21.

         o After the Illustrations section is the "Additional Information" section. It gives additional information about Penn Mutual, Penn Mutual Variable Life Account I and the Policy. It generally does not repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 30.

         o The financial statements for Penn Mutual and for the Penn Mutual Variable Life Account I follow the Additional Information section. They start on page 44.

         o Appendices A and B are after the financial statements. The Appendices are referred to in the Basic Information section. They provide specific information and examples to help you understand how the Policy works.


                                   **********

         The prospectuses of the funds that accompany this prospectus contain important information that you should know about the investments that may be made under the Policy. You should read the relevant prospectus(es) carefully before you invest.

                                BASIC INFORMATION

         This part of the prospectus provides answers to basic questions that may be asked about the Policy. Here are the page numbers where the questions and answers appear.

Question                                                                    Page
--------                                                                    ----

What Is the Policy?............................................................4

Who Owns the Policy?...........................................................4

What Payments Must Be Made Under the Policy?...................................5

How Will the Value of the Policy Change over Time?.............................7

What Are the Fees and Charges Under the Policy?................................7

What Are the Fees and Expenses Paid by the Investment Funds?..................10

Are There Other Charges That Penn Mutual Could Deduct in the Future?..........12

How Can I Change My Policy's Investment Allocations?..........................12

What Is a Policy Loan?........................................................13

How Can I Withdraw Money from My Policy?......................................14

What Is the Timing of Transactions Under the Policy?..........................14

How Much Life Insurance Does My Policy Provide?...............................15

Can I Change Insurance Coverage Under My Policy?..............................16

What Are the Supplemental Benefit Riders That I Can Buy?......................17

Do I Have the Right to Cancel My Policy?......................................18

Can I Choose Different Payout Options Under My Policy? .......................18

How Is the Policy Treated for Federal Income Tax Purposes?....................18

How Do I Communicate with Penn Mutual?........................................19

How Does Penn Mutual Communicate with Me?.....................................20

What is the Policy?

         The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

         You will have several options under the Policy. Here are some major ones:

         o        Determine when and how much you pay to us under the Policy

         o Determine when and how much of your policy value to allocate the investment options

         o        Borrow from your Policy

         o        Change the beneficiary who will receive the death benefit

         o        Change the amount of insurance protection

         o Change the death benefit option you have selected under your Policy

         o Surrender or partially surrender your Policy for all or part of its net cash surrender value

         o Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

         Most of these options are subject to limits that are explained later in this prospectus.

         If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination of the proposed insured. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application.

         The maturity date of a Policy is the policy anniversary nearest the insured's 95th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the policy value less any policy loan on the maturity date. Upon written request of the owner, the Policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net policy value.


Who Owns the Policy?

         You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that the reader is the owner or the person who has whatever right or privilege we are discussing.

What Payments Must Be Made Under the Policy?

Premium Payments

         Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" policy.

         Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

         We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. Federal tax law limits the amount of premium payments you can make relative to the amount of insurance coverage provided. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law.
         If you make a premium payment that exceeds certain other limits imposed under federal tax law, you could incur a penalty on the amount you take out of your policy. We will monitor the Policy and will attempt to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a "modified endowment contract" under the Code. See How is the Policy Treated for Federal Income Tax Purposes? below.

Planned Premiums

         The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also choose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient net cash surrender value to pay policy charges. You need only pay enough premium to maintain net cash surrender value sufficient to pay policy charges. See Three-Year No-Lapse Feature and Lapse and Reinstatement below.

Ways to Pay Premiums

         If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

         We will also accept premiums:

         o        by wire or by exchange from another insurance company,

         o via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

         o if we agree to it, through a salary deduction plan with your employer.

         You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

Three-Year No-Lapse Feature

         Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if

         (a) the total premiums you have paid, less any partial surrenders you made,

                  equals or exceeds

         (b) the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three-year no-lapse provision to three years after the effective date of the increase.

         The "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

         The three-year no-lapse feature will not apply if the amount borrowed under your Policy results in excessive indebtedness. See What Is a Policy Loan? later in this section.


Lapse and Reinstatement

         If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the three- year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61-day "grace period" to make that payment. If you do not pay at least the required amount by the end of the grace period, your policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

         If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid policy charges and outstanding policy loan.

         If the Policy terminates, you can reinstate it within five years from the beginning of the grace period if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.


Premiums upon an Increase in the Specified Amount

         If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See Changes in the Specified Amount of Insurance on page 16. We will notify you if an additional premium or a change in planned premiums is necessary.

How Will the Value of the Policy Change over Time?

         From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except for the first premium payment which will be invested in the Penn Series Money Market Fund during the free look period of time).

         Your policy value, which is allocated (or transferred) to the variable investment options, will vary with the investment performance of the underlying investment funds.

         The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

         At any time, your policy value is equal to:

         o        the net premiums you have paid,

         o plus or minus the investment results in the part of your policy value allocated to the variable investment options,

         o plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option,

         o        minus policy charges we deduct, and

         o        minus partial surrenders you have made.

         If you borrow money under your Policy, other factors affect your policy value. See What Is a Policy Loan? later in this section.

         For more information on policy values and the variable and fixed investment options, see More Information About Policy Values in the Additional Information section of this prospectus.


What Are the Fees and Charges Under the Policy?

Premium Charge

         o Premium Charge -- 6.5% (currently reduced to 4.75% for all premiums paid in excess of the maximum surrender charge) is deducted from premium payments before allocation to the investment options. It consists of 2.5% to cover state premium taxes and 4% (currently reduced to 2.25% for all premiums paid in excess of the maximum surrender charge) to partially compensate us for the expense of selling and distributing the Policies. We will notify you in advance if we change our current rates.

Monthly Deductions

          o Insurance Charge -- A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by attained age and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy, based on our examination of information bearing on insurance risk. Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insured's attained age increases. We currently place people we insure in the following rate classes: a smoker, standard nonsmoker or preferred nonsmoker rate class, or a rate class involving a higher mortality risk (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between smoker and nonsmoker. They are assigned to a smoker class at age 20 unless they have provided satisfactory evidence that they qualify for a nonsmoker class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase. The charge is deducted pro rata from your variable investment and fixed interest accounts.

          o Administrative Charge--- A maximum monthly charge to help cover our administrative costs. This charge has three parts: (1) a flat dollar charge of up to $9.00 (Currently, the flat dollar charge is $9 in the first policy year and $5 thereafter - we will notify you in advance if we change our current rates); (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.10 per $1,000 per month of initial specified amount of insurance); and (3) for the first 12 months after an increase in the specified amount of insurance, a charge based on the increase ($0.10 per $1,000 increase in the specified amount of insurance). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and Policy changes, reporting and overhead costs, processing applications and establishing Policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

         o Optional Supplemental benefit charges -- Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.


Daily Mortality and Expense Risk Charge

         We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% for the duration of the Policy. Currently, the charge is an annual rate of 0.90% of assets of the policy value allocated in the variable accounts. After the fifteenth policy year, we intend to charge 0.60%. We will notify you in advance if we change our current rates. We may realize a profit from this charge, and if we do, it will be added to our surplus.

         The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration.

Transfer Charge

         We reserve the right to impose a $10 transfer charge on any transfer of policy value among the variable investment options and/or fixed interest option in excess of the 12 transfers each policy year. No transfer charge will be made if the specified amount exceeds $4,999,999. We will notify you before imposing the charge.

Surrender Charge

         If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

         With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

         (a) = 25% of the lesser of (i) the sum of all premiums paid in the Policy and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy and is never more than 12 no-lapse premiums);

         (b) = an administrative charge based on the initial amount of insurance and the insured's age at the policy date (ranging from $1.00 up to age 9 to $7.00 at age 60 and over, per $1,000 of initial specified amount of insurance); and

         (c) = the applicable surrender factor from the table below in which the policy year is determined.

         With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

         (a) = an administrative charge based on the increase in the initial amount of insurance and the insured's age on the effective date of the increase (ranging from $1.00 up to age 9 to $7.00 at age 60 and over, per $1,000 of initial specified amount of insurance, and

         (b) = the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.



              Surrender During Policy Year                    Surrender Factor
--------------------------------------------------------------------------------
                    1st through 7th                                   1.00
--------------------------------------------------------------------------------
                          8th                                          .80
--------------------------------------------------------------------------------
                          9th                                          .60
--------------------------------------------------------------------------------
                          10th                                         .40
--------------------------------------------------------------------------------
                          11th                                         .20
--------------------------------------------------------------------------------
                     12th and later                                      0
--------------------------------------------------------------------------------

         The surrender charge under both of the above scenarios declines by 20% each policy year after the seventh, to $0 by the 12th policy year so that, after the 11th policy year, there is no surrender charge.

         If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component for surrenders within the first 11 policy years covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured's rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests. If the Policy is surrendered after the first 11 policy years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for expenses we incur which are associated with increasing the specific amount of insurance.

         We do not anticipate making any profit on the administrative charge component of the surrender charge.

Partial Surrender Charge

         If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.


What are the Fees and Expenses Paid by the Investment Funds?

         The following tables show the fees and expenses paid by the investment funds.


Penn Series Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                                        Administrative                                       Total
                                    Management Fees      and Corporate      Accounting        Other          Fund
                                    (after waiver)       Service Fees          Fees          Expenses      Expenses
                                    --------------     ---------------      ----------       --------      --------
Money Market (1) ...............         0.20%              0.15%              0.08%          0.08%          0.51%
Limited Maturity Bond(1) .......         0.30%              0.15%              0.08%          0.03%          0.56%
Quality Bond(1) ................         0.35%              0.15%              0.08%          0.10%          0.68%
High Yield Bond(2) .............         0.50%              0.15%              0.08%          0.09%          0.82%
Flexibly Managed(1) ............         0.60%              0.15%              0.05%          0.06%          0.86%
Growth Equity(1) ...............         0.65%              0.15%              0.06%          0.05%          0.91%
Large Cap Value(1)* ............         0.60%              0.15%              0.06%          0.05%          0.86%
Index 500 Fund(1) ..............         0.07%              0.09%              0.06%          0.03%          0.25%(3)
Mid Cap Growth Fund(1) .........         0.70%              0.15%              0.08%          0.07%          1.00%
Mid Cap Value Fund(1) ..........         0.55%              0.15%              0.08%          0.08%          0.86%
Emerging Growth(2) .............         0.73%              0.15%              0.07%          0.09%          1.04%
Small Cap Value (1)* ...........         0.85%              0.15%              0.08%          0.09%          1.17%
International Equity(1) ........         0.85%              0.15%              0.08%          0.10%          1.18%

----------------------

(1)  The expenses are estimates provided by the Funds' investment adviser.
(2)  The expenses are for the last fiscal year.
(3) The total expenses for the Index 500 Fund are estimated to be 0.31% if the Fund's administrator does not waive its Administrative and Corporate Services Fee.
* Prior to May 1, 2000, the Penn Series Large Cap Value Fund was the Penn Series Value Equity Fund and the Penn Series Small Cap Value Fund was the Penn Series Small Capitalization Fund.

-------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                                                      Management,
                                                                     Advisory and
                                                                    Administration       Other        Total Fund
                                                                         Fees           Expenses       Expenses
                                                                    --------------      --------      ----------
Balanced...........................................................      0.85%           0.18%           1.03%

----------------------
     (a) Neuberger Berman Advisers Management Trust (the "Trust") is divided into portfolios (each a "Portfolio"). Each Portfolio invests in a corresponding series ("Series") of the Trust. This table shows the current expenses paid by the Balanced Portfolio and the Portfolio's share of the current expenses of its Series. See "Expenses" in the Trust's Prospectus.


--------------------------------------------------------------------------------


Fidelity Investments' Variable Insurance Products Fund (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                                                   Management             Other       Total Fund
                                                                       Fee               Expenses      Expenses
                                                                   ----------            --------     ----------
Equity-Income..............................................           0.49%               0.07%         0.56%
Growth.....................................................           0.59%               0.06%         0.65%



----------------------
(a) These expenses are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.57% for the Equity Income Portfolio and 0.66% for the Growth Portfolio.

--------------------------------------------------------------------------------

Fidelity Investments' Variable Insurance Products Fund II
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                                                Management Fee            Other         Total Fund
                                                                 (After Waiver)         Expenses         Expenses
                                                                --------------          --------         --------
Asset Manager (a)............................................        0.54%                0.08%            0.62%

----------------------
(a) The expenses presented are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.63% for the Asset Manager Portfolio.


--------------------------------------------------------------------------------

Morgan Stanley's The Universal Institutional Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                                                  Management             Other         Total Fund
                                                                     Fee              Expenses          Expenses
                                                                  ----------          --------         ----------
Emerging Markets Equity (International)......................        1.25%                0.50%            1.75%


--------------------------------------------------------------------------------



         The funds must pay investment management fees and other operating expenses. The fees and expenses are different for each fund. They reduce the investment return of each fund. Current fees and expenses of the funds are as set forth in the Additional Information section of this prospectus.

Are There Other Charges That Penn Mutual Could Deduct in the Future?

         We currently make no charge against policy values to pay federal income taxes. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

         Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.


How Can I Change My Policy's Investment Allocations?

Future Premium Payments

         You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

Transfers Among Existing Investment Options

         You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

         o the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

         o if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

         o        we may defer transfers under certain conditions;

         o        transfers may not be made during the free-look period;

         o transfers may be made from the fixed interest option only during the 30-day period following the end of each policy year.

         The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so.

Dollar Cost Averaging

         This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assume a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may discontinue the program at any time.

Asset Rebalancing

         This program automatically reallocates your policy value among the variable investment options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the variable investment options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the Rebalancing Program. You may discontinue the program at any time.


What Is a Policy Loan?

         You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250.

         Interest charged on a policy loan is 5% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is withdrawn from the variable investment options and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the options. The special loan account will earn interest at 4% (or more in our discretion). With the interest we credit to the special loan account, the net cost of the policy loan is 1%. After the tenth policy year, we intend to credit interest at the rate of 4.75% (which will result in a net policy loan cost of 0.25% in those years).

         You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

         The amount of any loan outstanding under your Policy on the death of the surviving insured will reduce the amount of the death benefit by the amount of such loan.

         If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How Can I Withdraw Money from My Policy?

Full Surrender

         You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value." You must return your Policy when you request a full surrender.

Partial Surrender

         You may partially surrender your Policy for net cash surrender value, subject to the following conditions:

         o the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

         o no more than four partial surrenders may be made in a policy year;

         o        each partial surrender must be at least $250;

         o a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and

         o during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

         If you elected the Option 1 insurance coverage (see How Much Insurance Does My Policy Provide? below), a partial surrender will reduce your specific amount of insurance.

         If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

What Is the Timing of Transactions Under the Policy?

         We will ordinarily pay any death benefit, loan proceeds or partial or full surrender proceeds, and will make transfers among the investment options and the fixed interest option, within seven days after receipt at our office of all the documents required for completion of the transaction. Other than the death benefit, which is determined as of the date of death, transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. A valuation period is the period commencing with the close of the New York Stock Exchange and ending at the close of the next succeeding business day of the New York Stock Exchange.

         A planned premium and an unplanned premium which does not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the designated investment options based on values at the end of the valuation period in which we receive the premium.

         Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market Fund investment option until our evaluation has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

         We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

         We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

How Much Life Insurance Does My Policy Provide?

         In your application for the Policy, you will tell us how much life insurance coverage you want on the life of the insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance under the Policy is $50,000.

Death Benefits Options

         When the insured person dies, we will pay the death benefit less the amount of any outstanding policy loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

         o Option 1 -- The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of the insured's death.

         o Option 2 -- The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or (b) the "applicable percentage" of the policy value on the date of the insured's death.

         The "applicable percentage" is 250% when the insured has attained age 40 or less and decreases each year to 100% when the insured attains age 95. A table showing the "applicable percentages" for attained ages 0 to 95 is included as Appendix B.

         If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value. To see how and when investment performance may begin to affect the death benefit, see the Illustrations section of this prospectus.

         Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

Can I Change Insurance Coverage Under My Policy?

Change of Death Benefit Option

         You may change your insurance coverage from Option 1 to Option 2 and vice versa, subject to the following conditions:

         o after the change, the specified amount of insurance must be at least $50,000;

         o no change may be made in the first policy year and no more than one change may be made in any policy year; and

         o if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

Changes in the Specified Amount of Insurance

         You may increase the specified amount of insurance, subject to the following conditions:

         o you must submit an application along with evidence of insurability acceptable to Penn Mutual;

         o you must return your Policy so we can amend it to reflect the increase;

         o        any increase in the specified amount must be at least $10,000;
                  and

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

         If you increase the specified amount within the first three policy years, the three-year no- lapse period will be extended.

         You may decrease the specified amount of insurance, subject to the following conditions:

         o        no change may be made in the first policy year;

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

         o no decrease may be made within one year of an increase in the specified amount;

         o any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

Tax Consequences

         See Federal Income Tax Considerations in the Additional Information section of this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

What Are the Supplemental Benefit Riders That I Can Buy?

         We offer supplemental benefit riders that may be added to your Policy. There are monthly charges for the riders, in addition to the charges described above. If any of these riders are added to your Policy, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

         Accidental Death Benefit. Provides a death benefit payable if the insured's death results from certain accidental causes. There is no cash value for this benefit.

         Additional Insured Term Insurance. Provides a death benefit payable on the death of an additional insured. More than one rider can be added to your Policy. There is no cash value for this benefit.

         Children's Term Insurance. Provides a death benefit payable on the death of a covered child. More than one child can be covered. There is no cash value for this benefit.

         Disability Waiver of Monthly Deduction. Provides for the waiver of the monthly deductions upon total disability of the insured.

         Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit. Provides for the waiver of the monthly deductions and payment of stipulated premiums upon total disability of the insured. If Option 1 is in effect at the time this benefit becomes effective, it will be changed to Option 2.

         Guaranteed Continuation of Policy. Guarantees that the Policy will remain in force and a death benefit will be payable regardless of the sufficiency of the net cash surrender value.

         Guaranteed Option to Increase Specified Amount. Allows the owner to increase the specified amount without evidence of insurability.

         Supplemental Term Insurance. Provides a death benefit payable on the death of the primary insured. There is no cash value for this benefit.

         Additional rules and limits apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

Do I Have the Right to Cancel My Policy?

         You have the right to cancel your Policy within 10 days after you receive it or within 45 days after you signed your application. This is referred to as the "free-look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         In most states, you will receive a refund of your premium as of the date of cancellation. The date of cancellation will be the date we receive the Policy.

         During the "free look" period, money held under your Policy will be allocated to the Penn Series Money Market Fund investment option.

Can I Choose Different Payout Options Under My Policy?

Choosing a Payout Option

         You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy. Periodic payments may not be less than $50 each.

Changing a Payment Option

         You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

Tax Impact

         There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

How Is the Policy Treated for Federal Income Tax Purposes?

         Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not subject to income tax as long as we do not pay them out to you.

         Assuming your Policy is not treated as a "modified endowment contract" under federal income tax law, distributions from the Policy are generally treated as first recovering the investments in the Policy and then, only after the return of all investment in the Policy, as receiving taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing.

         However, some of the tax rules change if your Policy is found to be a "modified endowment contract." This can happen if you have paid more than a certain amount of premiums in relation to the insurance provided under the Policy. Under those circumstances, additional taxes and penalties may be payable for policy distributions and loans.

         For further information about the qualifications of the Policy as life insurance under federal tax law and the tax consequences of owning a Policy, see Federal Income Tax Considerations in the Additional Information section of this prospectus.

How Do I Communicate with Penn Mutual?

General Rules

         You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, P.O. Box 7460, Philadelphia, Pennsylvania 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing C3V, 600 Dresher Road, Horsham, Pennsylvania 19044.

         Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

         o policy loans in excess of $5,000, and full and partial surrenders,

         o        change of death benefit option,

         o        changes in specified amount of insurance,

         o        change of beneficiary,

         o        election of payment option for policy proceeds,

         o        tax withholding elections, and

         o        grant of telephone transaction privileges to third parties.

         You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

         We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office at 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

Telephone Transactions

         You may request transfers among investment options by calling our office. In addition, if you complete a special authorizing form, you may authorize your Penn Mutual agent or other third person to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. In addition, we also reserve the right to suspend or terminate the privilege altogether. We may require certain identifying information to process a telephone transfer.

How Does Penn Mutual Communicate With Me?

         At least each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for the Separate Account and for each Fund underlying a subaccount to which you have allocated policy value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre authorized check), or if you borrow money under your Policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you.

                                  ILLUSTRATIONS


         The tables on the following pages show how values under a hypothetical Policy change with investment performance over an extended period of time. The tables illustrate how policy values, net cash surrender values and death benefits under a Policy covering the insured of a given age on the issue date would vary over time if planned premiums were paid annually and the return on the assets in the selected funds were a uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years shown. The tables also show planned premiums accumulated at 5% interest. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by an owner, prevailing rates and rates of inflation.

         The tables reflect the daily charge against the investments for the mortality and expense risks we assume, which is equivalent to an effective annual charge of 0.90% of assets and currently is reduced to 0.60% of assets after the fifteenth policy year. In addition, the tables assume an average annual expense ratio of 0.85% of the underlying investment funds available under the Policies. The average annual expense ratio is based on the expense ratios of the funds for their last fiscal year or, in the case of certain funds, estimates of their expense ratios. In the absence of certain voluntary waivers of fees and limitations on expenses, the average annual expense ratios of the investment funds would have been 0.91%. For information on fund expenses, see the prospectuses of the funds that accompany this prospectus.

         After deduction of fund expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.75%, 4.25% and 10.25%, respectively, at current rates, and -1.45%, 4.55% and 10.55%, respectively, at current rates after the fifteenth policy year.

         The tables also reflect the deduction of the monthly administrative charge and the monthly cost of insurance charge for the hypothetical insured persons. Our current cost of insurance charges and the higher guaranteed maximum cost of insurance charges we have the contractual right to charge are reflected in separate tables on the following pages. All the tables reflect the fact that no charges for federal or state income taxes are currently made against the investments made under a hypothetical policy account and assume no policy loans or charges for supplemental benefits.

         The illustrations are based on our sex-distinct rates for standard nonsmokers. Upon request, we will furnish a comparable illustration based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

Illustration of Policy Values
Penn Mutual Life Insurance Company

Male Issue Age: 35                                                  Non-Smoker


                               $750 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                      USING CURRENT COST OF INSURANCE RATES

                                0% Hypothetical                     6% Hypothetical                      12% Hypothetical
            Premiums        Gross Investment Return            Gross Investment Return               Gross Investment Return
           Accumulated
 End of        at                  Net Cash                           Net Cash                             Net Cash
 Policy   5% Interest    Policy   Surrender     Death      Policy     Surrender     Death       Policy     Surrender      Death
  Year      Per Year     Value      Value      Benefit      Value       Value      Benefit       Value       Value       Benefit
   1          788        381          0        75,000         413           0      75,000          446           0        75,000
   2        1,614        898        435        75,000         991         529      75,000        1,089         626        75,000
   3        2,483      1,399        936        75,000       1,587       1,124      75,000        1,791       1,328        75,000
   4        3,394      1,884      1,421        75,000       2,201       1,738      75,000        2,558       2,096        75,000
   5        4,351      2,353      1,891        75,000       2,834       2,371      75,000        3,397       2,935        75,000
   6        5,357      2,808      2,345        75,000       3,487       3,025      75,000        4,316       3,853        75,000
   7        6,412      3,247      2,784        75,000       4,161       3,698      75,000        5,322       4,859        75,000
   8        7,520      3,667      3,297        75,000       4,852       4,482      75,000        6,420       6,050        75,000
   9        8,683      4,064      3,787        75,000       5,558       5,280      75,000        7,617       7,339        75,000
  10        9,905      4,440      4,255        75,000       6,279       6,094      75,000        8,924       8,738        75,000
  15       16,993      5,947      5,947        75,000      10,101      10,101      75,000       17,522      17,522        75,000
  20       26,039      6,839      6,839        75,000      14,435      14,435      75,000       31,566      31,566        75,000
  25       37,585      6,849      6,849        75,000      19,170      19,170      75,000       54,886      54,886        75,000
  30       52,321      5,371      5,371        75,000      23,984      23,984      75,000       93,602      93,602       114,194

(1)  Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $9.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company

Male Issue Age: 35                                                   Non-Smoker


                               $750 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                    USING GUARANTEED COST OF INSURANCE RATES

                                0% Hypothetical                      6% Hypothetical                    12% Hypothetical
            Premiums         Gross Investment Return             Gross Investment Return            Gross Investment Return
           Accumulated
 End of        at                  Net Cash                             Net Cash                           Net Cash
 Policy   5% Interest    Policy   Surrender     Death        Policy     Surrender     Death     Policy     Surrender     Death
  Year      Per Year      Value     Value      Benefit        Value       Value      Benefit     Value       Value      Benefit
   1            788         369          0      75,000           400           0      75,000        432           0      75,000
   2          1,614         815        352      75,000           904         442      75,000        998         535      75,000
   3          2,483       1,246        783      75,000         1,423         960      75,000      1,615       1,152      75,000
   4          3,394       1,662      1,199      75,000         1,955       1,492      75,000      2,287       1,824      75,000
   5          4,351       2,061      1,598      75,000         2,500       2,038      75,000      3,018       2,556      75,000
   6          5,357       2,443      1,980      75,000         3,060       2,597      75,000      3,815       3,353      75,000
   7          6,412       2,807      2,344      75,000         3,631       3,168      75,000      4,683       4,220      75,000
   8          7,520       3,152      2,782      75,000         4,214       3,844      75,000      5,628       5,258      75,000
   9          8,683       3,477      3,200      75,000         4,809       4,532      75,000      6,658       6,380      75,000
  10          9,905       3,783      3,598      75,000         5,417       5,232      75,000      7,782       7,597      75,000
  15         16,993       4,964      4,964      75,000         8,592       8,592      75,000     15,143      15,143      75,000
  20         26,039       5,387      5,387      75,000        11,855      11,855      75,000     26,671      26,671      75,000
  25         37,585       4,558      4,558      75,000        14,749      14,749      75,000     45,085      45,085      75,000
  30         52,321       1,638      1,638      75,000        16,476      16,476      75,000     75,561      75,561      92,185

(1)    Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 35                                                   Non-Smoker


                              $1,200 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2

                      USING CURRENT COST OF INSURANCE RATES

                                 0% Hypothetical                      6% Hypothetical                      12% Hypothetical
            Premiums         Gross Investment Return              Gross Investment Return               Gross Investment Return
           Accumulated
  End of       at                   Net Cash                              Net Cash                             Net Cash
  Policy   5% Interest   Policy     Surrender     Death        Policy    Surrender     Death        Policy     Surrender     Death
   Year     Per Year      Value       Value      Benefit        Value      Value      Benefit        Value       Value      Benefit
    1         1,260         802         339      75,802           859        397      75,859           917         455      75,917
    2         2,583       1,731       1,268      76,731         1,902      1,439      76,902         2,080       1,617      77,080
    3         3,972       2,636       2,173      77,636         2,980      2,518      77,980         3,353       2,891      78,353
    4         5,431       3,517       3,055      78,517         4,097      3,634      79,097         4,749       4,287      79,749
    5         6,962       4,375       3,913      79,375         5,253      4,790      80,253         6,280       5,817      81,280
    6         8,570       5,211       4,748      80,211         6,449      5,987      81,449         7,959       7,496      82,959
    7        10,259       6,023       5,560      81,023         7,688      7,225      82,688         9,801       9,338      84,801
    8        12,032       6,807       6,437      81,807         8,966      8,596      83,966        11,817      11,447      86,817
    9        13,893       7,562       7,284      82,562        10,281     10,003      85,281        14,023      13,745      89,023
   10        15,848       8,286       8,101      83,286        11,634     11,449      86,634        16,436      16,251      91,436
   15        27,189      11,411      11,411      86,411        18,968     18,968      93,968        32,380      32,380     107,380
   20        41,663      13,798      13,798      88,798        27,602     27,602     102,602        58,220      58,220     133,220
   25        60,136      15,097      15,097      90,097        37,334     37,334     112,334        99,681      99,681     174,681
   30        83,713      14,704      14,704      89,704        47,643     47,643     122,643       166,019     166,019     241,019

(1)    Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $9.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 35                                                   Non-Smoker


                              $1,200 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2

                    USING GUARANTEED COST OF INSURANCE RATES

                                  0% Hypothetical                      6% Hypothetical                      12% Hypothetical
             Premiums         Gross Investment Return              Gross Investment Return              Gross Investment Return
            Accumulated
 End of         at                   Net Cash                              Net Cash                             Net Cash
 Policy     5% Interest    Policy    Surrender    Death         Policy     Surrender   Death         Policy    Surrender     Death
  Year       Per Year      Value       Value     Benefit        Value       Value     Benefit        Value       Value      Benefit
    1          1,260        781         319      75,781           838         375     75,838           895         432      75,895
    2          2,583      1,632       1,169      76,632         1,797       1,335     76,797         1,970       1,508      76,970
    3          3,972      2,459       1,997      77,459         2,789       2,327     77,789         3,147       2,684      78,147
    4          5,431      3,264       2,801      78,264         3,814       3,351     78,814         4,435       3,972      79,435
    5          6,962      4,043       3,581      79,043         4,872       4,409     79,872         5,844       5,381      80,844
    6          8,570      4,798       4,336      79,798         5,963       5,500     80,963         7,385       6,923      82,385
    7         10,259      5,527       5,064      80,527         7,086       6,624     82,086         9,070       8,608      84,070
    8         12,032      6,229       5,859      81,229         8,244       7,874     83,244        10,914      10,544      85,914
    9         13,893      6,904       6,626      81,904         9,435       9,157     84,435        12,930      12,653      87,930
   10         15,848      7,551       7,366      82,551        10,660      10,475     85,660        15,136      14,951      90,136
   15         27,189     10,318      10,318      85,318        17,276      17,276     92,276        29,684      29,684     104,684
   20         41,663     12,125      12,125      87,125        24,588      24,588     99,588        52,423      52,423     127,423
   25         60,136     12,472      12,472      87,472        32,089      32,089    107,089        87,739      87,739     162,739
   30         83,713     10,612      10,612      85,612        38,826      38,826    113,826       142,406     142,406     217,406

(1)    Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Female Issue Age: 45                                                 Non-Smoker


                              $1,500 ANNUAL PREMIUM
                            $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                      USING CURRENT COST OF INSURANCE RATES

                                   0% Hypothetical                 6% Hypothetical                   12% Hypothetical
            Premiums          Gross Investment Return          Gross Investment Return            Gross Investment Return
           Accumulated
 End of        at                     Net Cash                          Net Cash                           Net Cash
 Policy    5% Interest     Policy     Surrender  Death      Policy    Surrender     Death     Policy     Surrender    Death
  Year      Per Year       Value       Value    Benefit     Value       Value      Benefit     Value       Value     Benefit
    1          1,575         800           0    125,000        865           0     125,000        931           0    125,000
    2          3,229       1,776         790    125,000      1,965         978     125,000      2,162       1,175    125,000
    3          4,965       2,707       1,720    125,000      3,082       2,095     125,000      3,490       2,503    125,000
    4          6,788       3,595       2,608    125,000      4,221       3,234     125,000      4,928       3,941    125,000
    5          8,703       4,440       3,453    125,000      5,381       4,394     125,000      6,487       5,500    125,000
    6         10,713       5,241       4,254    125,000      6,561       5,574     125,000      8,177       7,190    125,000
    7         12,824       6,006       5,019    125,000      7,770       6,783     125,000     10,022       9,035    125,000
    8         15,040       6,735       5,945    125,000      9,010       8,220     125,000     12,038      11,248    125,000
    9         17,367       7,422       6,830    125,000     10,276       9,684     125,000     14,238      13,645    125,000
   10         19,810       8,071       7,676    125,000     11,571      11,177     125,000     16,664      16,249    125,000
   15         33,986      10,565      10,565    125,000     18,372      18,372     125,000     32,503      32,503    125,000
   20         52,079      11,709      11,709    125,000     25,914      25,914     125,000     58,568      58,568    125,000
   25         75,170      10,804      10,804    125,000     33,786      33,786     125,000    102,341     102,341    125,000
   30        104,641       7,053       7,053    125,000     41,741      41,741     125,000    176,699     176,699    189,068

(1)    Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $9.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Female Issue Age: 45                                                 Non-Smoker


                              $1,500 ANNUAL PREMIUM
                            $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                    USING GUARANTEED COST OF INSURANCE RATES

                                  0% Hypothetical                     6% Hypothetical                    12% Hypothetical
            Premiums          Gross Investment Return              Gross Investment Return           Gross Investment Return
          Accumulated
 End of        at                   Net Cash                             Net Cash                           Net Cash
 Policy   5% Interest     Policy    Surrender     Death       Policy     Surrender    Death      Policy    Surrender     Death
  Year      Per Year      Value       Value      Benefit       Value       Value     Benefit      Value      Value      Benefit
   1          1,575        757           0       125,000          821           0    125,000         885          0     125,000
   2          3,229      1,627         640       125,000        1,807         820    125,000       1,996      1,009     125,000
   3          4,965      2,457       1,471       125,000        2,811       1,824    125,000       3,196      2,210     125,000
   4          6,788      3,248       2,261       125,000        3,832       2,845    125,000       4,494      3,507     125,000
   5          8,703      3,997       3,010       125,000        4,870       3,883    125,000       5,899      4,912     125,000
   6         10,713      4,702       3,715       125,000        5,920       4,933    125,000       7,417      6,430     125,000
   7         12,824      5,361       4,374       125,000        6,983       5,996    125,000       9,060      8,073     125,000
   8         15,040      5,970       5,180       125,000        8,053       7,264    125,000      10,838     10,048     125,000
   9         17,367      6,523       5,931       125,000        9,126       8,534    125,000      12,759     12,166     125,000
  10         19,810      7,021       6,626       125,000       10,202       9,807    125,000      14,838     14,444     125,000
  15         33,986      8,649       8,649       125,000       15,588      15,588    125,000      28,315     28,315     125,000
  20         52,079      8,429       8,429       125,000       20,606      20,606    125,000      49,333     49,333     125,000
  25         75,170      4,604       4,604       125,000       23,491      23,491    125,000      82,902     82,902     125,000
  30        104,641          0           0             0       21,493      21,493    125,000     140,467    140,467     150,300

(1)    Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Female Issue Age: 45                                                 Non-Smoker


                              $2,100 ANNUAL PREMIUM
                            $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2

                      USING CURRENT COST OF INSURANCE RATES

                                0% Hypothetical                    6% Hypothetical                      12% Hypothetical
           Premiums         Gross Investment Return            Gross Investment Return              Gross Investment Return
           Accumulated
 End of       at                    Net Cash                          Net Cash                              Net Cash
 Policy   5% Interest    Policy     Surrender    Death      Policy    Surrender     Death        Policy     Surrender    Death
  Year     Per Year       Value       Value     Benefit     Value       Value      Benefit        Value       Value     Benefit
    1         2,205       1,359         372    126,359      1,458         471     126,458         1,558         571    126,558
    2         4,520       2,881       1,895    127,881      3,173       2,186     128,173         3,477       2,490    128,477
    3         6,951       4,345       3,358    129,345      4,927       3,940     129,927         5,558       4,571    130,558
    4         9,504       5,753       4,767    130,753      6,725       5,738     131,725         7,821       6,834    132,821
    5        12,184       7,106       6,119    132,106      8,568       7,581     133,568        10,283       9,296    135,283
    6        14,998       8,401       7,414    133,401     10,453       9,466     135,453        12,961      11,974    137,961
    7        17,953       9,647       8,660    134,647     12,391      11,405     137,391        15,885      14,898    140,885
    8        21,056      10,844      10,055    135,844     14,385      13,595     139,385        19,081      18,291    144,081
    9        24,314      11,987      11,395    136,987     16,428      15,836     141,428        22,568      21,976    147,568
   10        27,734      13,078      12,683    138,078     18,525      18,130     143,525        26,379      25,984    151,379
   15        47,581      17,573      17,573    142,593     29,671      29,671     154,671        51,318      51,318    176,318
   20        72,910      20,474      20,474    145,474     42,237      42,237     167,237        91,143      91,143    216,143
   25       105,238      20,984      20,984    145,984     55,409      55,409     180,409       153,991     153,991    278,991
   30       146,498      18,445      18,445    143,445     68,386      68,386     193,386       253,769     253,769    378,769

(1)    Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $9.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Female Issue Age: 45                                                 Non-Smoker


                              $2,100 ANNUAL PREMIUM
                            $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2

                    USING GUARANTEED COST OF INSURANCE RATES

                                  0% Hypothetical                       6% Hypothetical                      12% Hypothetical
            Premiums         Gross Investment Return               Gross Investment Return               Gross Investment Return
          Accumulated
 End of        at                    Net Cash                             Net Cash                              Net Cash
 Policy    5% Interest    Policy    Surrender     Death        Policy     Surrender     Death        Policy    Surrender     Death
  Year      Per Year       Value      Value      Benefit        Value       Value      Benefit        Value      Value      Benefit
   1         2,205         1,305        318     126,305         1,402         415     126,402         1,500        513     126,500
   2         4,520         2,710      1,723     127,710         2,991       2,004     127,991         3,285      2,298     128,285
   3         6,951         4,064      3,077     129,064         4,620       3,633     129,620         5,224      4,237     130,224
   4         9,504         5,364      4,377     130,364         6,288       5,301     131,288         7,331      6,344     132,331
   5        12,184         6,611      5,624     131,611         7,994       7,007     132,994         9,620      8,633     134,620
   6        14,998         7,800      6,813     132,800         9,736       8,749     134,736        12,106     11,119     137,106
   7        17,953         8,930      7,943     133,930        11,513      10,526     136,513        14,806     13,819     139,806
   8        21,056         9,997      9,208     134,997        13,320      12,530     138,320        17,737     16,948     142,737
   9        24,314        10,995     10,403     135,995        15,152      14,560     140,152        20,914     20,322     145,914
  10        27,734        11,923     11,529     136,923        17,008      16,613     142,008        24,362     23,967     149,362
  15        47,581        15,504     15,504     140,504        26,620      26,620     151,620        46,655     46,655     171,655
  20        72,910        16,903     16,903     141,903        36,308      36,308     161,308        80,514     80,514     205,514
  25       105,238        14,435     14,435     139,435        43,919      43,919     168,919       130,706    130,706     255,706
  30       146,498         6,097      6,097     131,097        46,343      46,343     171,343       204,556    204,556     329,556

(1)    Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ADDITIONAL INFORMATION


         This section of the prospectus provides information about Penn Mutual, Penn Mutual Variable Life Account I, the investment funds and the Policy.

Contents of This Section                                                                                     Page
------------------------                                                                                     ----

The Penn Mutual Life Insurance Company.........................................................................31

Penn Mutual Variable Life Account I............................................................................31

The Funds......................................................................................................32

More Information About Policy Values...........................................................................34

Federal Income Tax Considerations..............................................................................36

Sale of Policies...............................................................................................39

Penn Mutual Trustees and Officers..............................................................................39

State Regulation...............................................................................................41

Additional Information.........................................................................................41

Experts........................................................................................................41

Litigation.....................................................................................................41

Independent Auditors...........................................................................................41

Legal Matters..................................................................................................41

Financial Statements...........................................................................................42

Appendix A -..................................................................................................A-1
         Sample Minimum Initial Premiums

Appendix B -..................................................................................................B-1
         Sample Applicable Percentages Under the Cash Value Accumulation Life Insurance
         Qualification Test

The Penn Mutual Life Insurance Company

         Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We are authorized to sell insurance in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

Penn Mutual Variable Life Account I

         We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

         Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners.

         Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

         If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the Policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

Voting Shares of the Funds

         We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at regular and special meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

         To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

         We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in subclassification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

The Funds

         Penn Series Funds, Inc., Neuberger Berman Advisors Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is a series-type mutual fund made up of different series or Funds.

         The investment objective of each of the Funds available as investment options under the Policy is set forth below. There is, of course, no assurance that these objectives will be met.

         Penn Series -- Money Market Fund -- preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith.

         Penn Series -- Limited Maturity Bond Fund -- the highest current income consistent with low risk to principal and liquidity; total return is secondary.

         Penn Series -- Quality Bond Fund -- highest income over the long term consistent with the preservation of principal.

         Penn Series -- High Yield Bond Fund -- high current income.

         Penn Series -- Flexibly Managed Fund -- maximize total return (capital appreciation and income).

         Penn Series -- Growth Equity Fund -- long-term growth of capital and increase of future income.

         Penn Series -- Large Cap Value Fund (formerly, "Value Equity Fund") -- maximize total return (capital appreciation and income).

         Penn Series -- Index 500 Fund -- total return of (income and capital appreciation) which corresponds to that of the Standard & Poor's Composite Index of 500 stocks.

         Penn Series -- Mid Cap Growth Fund -- maximize capital appreciation.

         Penn Series -- Mid Cap Value Fund -- growth of capital.

         Penn Series-- Emerging Growth Fund-- capital appreciation.

         Penn Series -- Small Cap Value Fund (formerly, "Small Capitalization Fund") -- capital appreciation.

         Penn Series-- International Equity Fund-- capital appreciation.

         Neuberger Berman -- Balanced Portfolio -- long-term capital growth and reasonable current income without undue risk to principal.

         Fidelity Investments' VIP Fund -- Equity-Income Portfolio -- reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         Fidelity Investments' VIP Fund -- Growth Portfolio -- capital appreciation.

         Fidelity Investments' VIP Fund II -- Asset Manager Portfolio -- high total return with reduced risk over the long-term.

         Morgan Stanley's The Universal Institutional Funds, Inc. -- Emerging Markets Equity (International) Portfolio -- long term capital appreciation..


The Managers

         Independence Capital Management, Inc. ("Independence Capital Management"), a subsidiary of Penn Mutual, of Horsham, Pennsylvania, is investment adviser to each of the Penn Series Funds.

         T. Rowe Price Associates, Inc., of Baltimore, Maryland, is investment sub-adviser to the Penn Series Flexibly Managed Fund and Penn Series High Yield Bond Fund.

         Putnam Investment Management, Inc. of Boston, Massachusetts, is the investment sub-adviser to the Penn Series Large Cap Value Fund.

         Wells Capital Management Incorporated of San Francisco, California, is the sub-adviser to the Penn Series Index 500 Fund.

         Turner Investment Partners, Inc. of Berwyn, Pennsylvania, is the investment sub-adviser to the Penn Series Mid Cap Growth Fund.

         Neuberger Berman Management Incorporated, of New York, New York, is the investment sub- adviser to Penn Series Mid Cap Value Fund as well as the investment adviser to the series of Advisers Managers Trust underlying the Neuberger Berman Balanced Portfolio.

         RS Investment Management, Inc. (formerly Robertson Stephens Investment Management, Inc.), of San Francisco, California, is investment sub-adviser to the Penn Series Emerging Growth Fund.

         Royce & Associates, Inc., of New York, New York, is investment sub-adviser to the Penn Series Small Cap Value Fund.

         Vontobel USA Inc., of New York, New York, is the investment sub-adviser to the Penn Series International Equity Fund.

         Fidelity Management & Research Corporation ("FMR"), of Boston, Massachusetts, is the investment adviser to VIP Fund's Equity Income Portfolio and Growth Portfolio and VIP Fund II's Asset

Manager Portfolio. FMR utilizes the services of two subsidiaries on a sub-advisory basis for foreign securities investments for the Asset Manager Portfolio. These subsidiaries are Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc.

         Morgan Stanley Asset Management ("MSAM"), of New York, New York, is the investment adviser to the Emerging Markets Equity (International) Portfolio.

         Further information about the Funds is contained in the accompanying prospectuses, which you should read in conjunction with this prospectus.

         We have entered into agreements with Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds governing the Separate Account's investment in those Funds. The advisers to Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds Portfolios, or their affiliates, compensate Penn Mutual for administrative and other services rendered in making shares of the portfolios available under the Policies.

         The shares of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds are sold not only to the Separate Account, but to other separate accounts of Penn Mutual that fund benefits under variable annuity policies. The shares of Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds are also sold to separate accounts of other insurance companies, and may also be sold directly to qualified pension and retirement plans. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity Policy separate accounts (and also qualified pension and retirement plans) to invest in the same underlying mutual fund. Although neither we nor Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II or Morgan Stanley's The Universal Institutional Funds currently perceives or anticipates any such disadvantage, the Boards of Directors of Penn Series and Morgan Stanley's The Universal Institutional Funds, respectively, and the Boards of Trustees of Neuberger Berman, Fidelity Investments' VIP Fund and Fidelity Investments' VIP Fund II, respectively, will monitor events to determine whether any material conflict between variable annuity Policy owners and variable life Policy owners (and also qualified pension and retirement plans with respect to Neuberger Berman) arises.

         Material conflicts could result from such things as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund or of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds, respectively; or (4) differences between voting instructions given by variable annuity Policy owners and those given by variable life Policy owners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity and variable life Policyowners. This could include discontinuance of investment in a Fund.

More Information About Policy Values

         On the policy date (the date from which policy years and monthly anniversaries are measured), the policy value is equal to the initial net premium. If the policy date and the policy issue date (the date the policy is issued) are the same day, the policy value is equal to the initial net premium, less the monthly deduction.

         On each valuation date (each day the New York Stock Exchange and our office is open for business) thereafter, the policy value is the aggregate of the Policy's variable account values and the fixed interest account value. The policy value will vary to reflect the variable account values, interest credited to the fixed interest account, policy charges, transfers, partial surrenders, policy loans and policy loan repayments.

Variable Account Values

          When you allocate an amount to a variable account investment option, either by net premium allocation or transfer, your Policy is credited with accumulation units. The number of accumulation units is determined by dividing the amount allocated to the variable account investment option by the variable account's accumulation unit value for the valuation period in which the allocation was made.

         The number of accumulation units credited to your Policy for a variable account investment option will increase when net premiums are allocated to the variable account, amounts are transferred to the variable account and loan repayments are credited to the variable account. The number of accumulation units will decrease when the allocated portion of the monthly deduction is taken from the variable account, a policy loan is taken from the variable account, an amount is transferred from the variable account or a partial surrender is made from the variable account (including the partial surrender charge).

Accumulation Unit Values

         An accumulation unit value varies to reflect the investment experience of the underlying investment fund in which the Policy is invested and the mortality and expense risk charge assessed against the investment, and may increase or decrease from one valuation date to the next. The accumulation unit value of each subaccount of the Separate Account that invests in a fund was arbitrarily set at $10 when the subaccount was established. For each valuation period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for a subaccount for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

Net Investment Factor

         The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. It is based on the change in net asset value of the fund shares held by the subaccount, and reflects any dividend or capital gain distributions on fund shares and the deduction of the daily mortality and expense risk charge.


Fixed Account Value

         On any valuation date, the fixed account value of a Policy is the total of all net premiums allocated to the fixed account, plus any amounts transferred to the fixed account, plus interest credited on such net premiums and transferred amounts, less the amount of any transfers from the fixed account, less the amount of any partial surrenders taken from the fixed account (including the partial surrender charges), and less the pro rata portion of the monthly deduction deducted from the fixed account. If there have been any policy loans, the fixed account value is further adjusted to reflect the amount in the special loan account, including transfers to and from the special loan account as loans are taken and repayments are made, and interest credited on the special loan account.

Net Policy Value

         The net policy value on a valuation date is the policy value less the amount of any policy loan on that date.

Cash Surrender Value

         The cash surrender value on a valuation date is the policy value reduced by any surrender charge that would be assessed if the Policy were surrendered on that date. The cash surrender value is used to calculate the loan value.

Net Cash Surrender Value

         The net cash surrender value on a valuation date is equal to the net policy value reduced by any surrender charge that would be imposed if the Policy were surrendered on that date. The net cash surrender value is used to calculate the amount available to you for full or partial surrenders.

Federal Income Tax Considerations

         The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based on Penn Mutual's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

Tax Status of the Policy

         To qualify as a life insurance contract for federal income tax purposes, the Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of the Policy offered in this Prospectus is not directly addressed by
Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the
Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

         If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to comply with
Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify the Policy as a life insurance contract under Section 7702.

         Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss. 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

         The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. In connection with the issuance of regulations on the phrase "adequate diversification," the Treasury Department announced in 1984 that guidance would be given, by way of regulation or ruling, on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets." As of the date of this prospectus, no ruling or regulation has been issued.

         The following discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

         We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

Modified Endowment Contracts

         The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

         Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

         All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

         The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe them in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

Distributions from Policies Classified as Modified Endowment Contracts

         Policies classified as modified endowment contracts will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts

         Distributions from a Policy that is not a modified endowment contract are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

         Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10% additional tax.

Policy Loan Interest

         Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

Investment in the Policy

         Investment in the Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

Other Tax Considerations

         The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

         The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

Sale of the Policies

         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Policy is sold by registered representatives of HTK who are also appointed and licensed as insurance agents. The Policy may also be offered through other insurance and securities brokers. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 50% of first-year premiums, 3% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. Registered representatives may also be paid commissions of up to 0.25% of policy value. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

         For 1999, 1998 and 1997, Penn Mutual received premium payments on the Policy in the approximate amount of $48,789,746, $50,165,566 and $37,235,661, respectively, and compensated HTK in the approximate amounts of $236,786, $261,524 and $152,836, respectively, for its services as principal underwriter.


Penn Mutual Trustees and Officers

         Penn Mutual is managed by a board of trustees. The following table sets forth the name, address and principal occupations during the past five years of each of Penn Mutual's trustees.

Board of Trustees

                            POSITION WITH
NAME AND ADDRESS            PENN MUTUAL          PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
Robert E. Chappell          Chairman of the      Chairman of the Board and Chief Executive Officer (since
The Penn Mutual Life        Board and Chief      December 1996), President and Chief Executive Officer
Insurance Company           Executive Officer    (April 1995 to December 1996), President and Chief
Philadelphia, PA 19172                           Operating Officer (January 1994 to April 1995), The Penn
                                                 Mutual Life Insurance Company.
------------------------------------------------------------------------------------------------------------
Daniel J. Toran             President, Chief     President and Chief Operating Officer (since January
The Penn Mutual Life        Operating Officer    1997), Executive Vice President (May 1996 to January
Insurance Company           and Trustee          1997), The Penn Mutual Life Insurance Company;
Philadelphia, PA 19172                           Executive Vice President, The New England Mutual Life
                                                 Insurance Company (prior thereto).
------------------------------------------------------------------------------------------------------------
Julia Chang Bloch           Trustee              Visiting Professor, Institute of International Relations in
1743 22nd Street, N.W.                           Beijing, China, and distinguished adviser, American
Washington, DC 20008                             Studies Center (April 1998 to present); President, US-
                                                 Japan Foundation (July 1996 to March 1998); Group Executive
                                                 Vice President, BankAmerica NT & SA (June 1993 to June
                                                 1996).
------------------------------------------------------------------------------------------------------------
James A. Hagen              Trustee              Retired (since May 1996), Chairman of the Board, Conrail,
2040 Montrose Lane                               Inc. (prior thereto).
Wilmington, NC 28405
------------------------------------------------------------------------------------------------------------
Philip E. Lippincott        Trustee              Retired (since April 1994), Chairman and Chief Executive
4301 Bayberry Drive                              Officer, Scott Paper Company (prior thereto).
Avalon, NJ 08202
------------------------------------------------------------------------------------------------------------

                            POSITION WITH
NAME AND ADDRESS            PENN MUTUAL          PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------
John F. McCaughan           Trustee              Retired Chairman  (since 1996), Chairman of the Board
921 Pebble Hill Road                             (prior thereto), Betz Laboratories, Inc.
Doylestown, PA 18901
----------------------------------------------------------------------------------------------------------
Alan B. Miller              Trustee              Chairman and President, Universal Health Services, Inc.
367 S. Gulph Road
King of Prussia, PA 19406
----------------------------------------------------------------------------------------------------------
Edmond F. Notebaert         Trustee              President and Chief Executive Officer, The Children's
34th & Civic Center Blvd.                        Hospital of Philadelphia (since 1987).
Philadelphia, PA 19104
----------------------------------------------------------------------------------------------------------
Robert H. Rock              Trustee              President, MLR Holdings, LLC (since 1987).
1845 Walnut Street- 9th
Floor Philadelphia, PA
19103

----------------------------------------------------------------------------------------------------------
Norman T. Wilde, Jr.        Trustee              Co-chairman of the Board, (since 2000), President and
1801 Market Street                               Chief Executive Officer (prior thereto), Janney
Philadelphia, PA 19103                           Montgomery Scott Inc. (a securities broker/dealer and
                                                 subsidiary of The Penn Mutual Life Insurance Company).
----------------------------------------------------------------------------------------------------------
Wesley S. Williams, Jr.,    Trustee              Partner, Covington & Burling (law firm).
Esq.
1201 Pennsylvania Ave.,
N.W.
P.O. Box 7566
Washington, DC  20004
----------------------------------------------------------------------------------------------------------


         The following table sets forth the names, addresses and principal occupations during the past five years of the senior officers of Penn Mutual (other than officers who are members of Penn Mutual's Board of Trustees).

Senior Officers

 NAME                          PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------
John M. Albanese              Senior Vice President, Customer Service and Information Systems (since June
The Penn Mutual Life          1997), Vice President, Information Systems Application (prior thereto), The
Insurance Company             Penn Mutual Life Insurance Company.
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Michael A. Biondolillo        Senior Vice President, Human Resources (since June 1997);  Corporate Vice
The Penn Mutual Life          President and General Manager, Human Resources and Quality, MG Industries,
Insurance Company             America (prior thereto).
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Nancy S. Brodie               Executive Vice President and Chief Financial Officer (since December 1995),
The Penn Mutual Life          Senior Vice President and Chief Financial Officer prior thereto.  The Penn
Insurance Company             Mutual Life Insurance Company .
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Bill D. Fife                  Senior Vice President, Independence Financial Network (since January 2000),
The Penn Mutual Life          Regional Vice President, Independence Financial Network (1997-2000), The
Insurance Company             Penn Mutual Life Insurance Company; Vice President of Agencies (since 1994),
Philadelphia, PA 19172        General Manager, Western and Northwest Regions (prior thereto), Aetna Life and Casualty.
----------------------------------------------------------------------------------------------------------

 NAME                          PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------
Larry L. Mast                 Executive Vice President, The Penn Mutual Life Insurance Company (May 1997
The Penn Mutual Life          to present).  Formerly  Senior Vice President, Lafayette Life Insurance Company
Insurance Company             (September 1994 to May 1997); Vice President, Security Benefit Insurance
Philadelphia, PA 19172        Company (May 1993 to September 1994); Vice President, Home Life Insurance
                              Company (July 1990 to May 1993); Agency Manager, The Equitable Life Insurance
                              Company (August 1978 to July 1990).
----------------------------------------------------------------------------------------------------------
Nina M. Mulrooney             General Auditor (since November 1991), Vice President, Market Conduct
The Penn Mutual Life          (since December 1997), Assistant Vice President, Corporate Accounting and
Insurance Company             Control  (prior thereto), The Penn Mutual Life Insurance Company.
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Peter M. Sherman              Executive Vice President (since December 1998), Chief Investment Officer
The Penn Mutual Life          (since  May 1996), Senior Vice President (May 1996 to December 1996), Vice
Insurance Company             President,  Investments (January 1996 to April 1996), Vice President, Fixed
Philadelphia, PA, 19172       Income Portfolio Management (prior thereto), The Penn Mutual Life
                              President, Independence Capital Management, Inc. (an investment advisory organization and subsidiary of Penn Mutual).
----------------------------------------------------------------------------------------------------------

State Regulation

         Penn Mutual is subject to regulation by the Department of Insurance of the Commonwealth of Pennsylvania, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Policy described in this prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

         We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

Additional Information

         A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

Experts

         Actuarial matters included in this prospectus have been examined by Ralph I. Pence, FSA, MAAA, Vice President and Chief Actuary of Penn Mutual, whose opinion is filed as an exhibit to the Registration Statement.

Litigation

         No litigation is pending that would have a material effect upon the subaccounts or Penn Mutual.

Independent Auditors

         Ernst & Young LLP serve as independent auditors of The Penn Mutual Life Insurance Company and Penn Mutual Variable Life Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.

Legal Matters

         Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.


Financial Statements

         The financial statements of the Separate Account and Penn Mutual appear on the following pages. The financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Accounts and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                Money        Quality      High Yield
                                                                               Total         Market Fund+   Bond Fund+    Bond Fund+
                                                                            ------------     ------------   ----------    ----------
Investment in Common Stock
Number of Shares ........................................................                     26,314,175       808,876       976,640
Cost ....................................................................    331,143,943     $26,314,175    $8,419,173    $9,279,758

Assets:
Investments at market value .............................................    415,163,095     $26,314,175    $8,412,326    $9,356,213
Dividends receivable ....................................................         99,160          99,160             -             -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company .....................       (409,814)       (568,781)        2,945         3,245
                                                                            ------------     -----------    ----------    ----------
Net Assets ..............................................................   $415,672,069     $26,982,116    $8,409,381    $9,352,968
                                                                            ============     ===========    ==========    ==========

------------------------------------------------------------------------------------------------------------------------------------

                              [RESTUBED FOR ABOVE]

--------------------------------------------------------------------------------------------------------------------------
                                                                                                                Flexibly
                                                                              Growth Equity   Value Equity       Managed
                                                                                   Fund+          Fund+           Fund+
                                                                                -----------   ------------     -----------
Investment in Common Stock
Number of Shares ........................................................           711,571      1,756,163       3,012,632
Cost ....................................................................       $19,153,246    $35,263,907     $56,394,230

Assets:
Investments at market value .............................................       $29,466,217    $39,004,376     $59,107,839
Dividends receivable ....................................................                 -              -               -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company .....................            15,247         13,831          20,896
                                                                                -----------    -----------     ------------
Net Assets ..............................................................       $29,450,970    $38,990,545     $59,086,943
                                                                                ===========    ===========     ===========

--------------------------------------------------------------------------------------------------------------------------

                              [RESTUBED FOR ABOVE]

                                                                                              Small          Emerging
                                                                            International  Capitalization     Growth
                                                                            Equity Fund+        Fund+          Fund+
                                                                            -------------  --------------   ------------
Investment in Common Stock
Number of Shares ........................................................      1,273,775         820,791         594,401
Cost ....................................................................    $20,526,548     $10,790,412     $11,618,219

Assets:
Investments at market value .............................................    $34,111,715     $10,374,806     $29,529,819
Dividends receivable ....................................................              -               -               -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company .....................         16,356           4,031          14,547
                                                                             -----------     -----------     -----------
Net Assets ..............................................................    $34,095,359     $10,370,775     $29,515,272
                                                                             ===========     ===========     ===========

------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                               Money        Quality      High Yield
                                                                               Total        Market Fund+   Bond Fund+    Bond Fund+
                                                                           ------------     ------------   ----------    ----------
Investment Income:
Dividends ..............................................................   $  1,697,544     $   776,851    $        -    $        -
Expense:
Mortality and expense risk charges .....................................      2,766,443         134,820        62,224        72,682
                                                                           ------------     -----------    ----------    ----------

Net investment income (loss) ...........................................     (1,068,899)        642,031       (62,224)      (72,682)
                                                                           ------------     -----------    ----------    ----------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ............................................................      1,853,264               -           300           416
Capital gains distributions ............................................      4,604,784               -             -             -
                                                                           ------------     -----------    ----------    ----------

Net realized gains (losses) from investment
     transactions ......................................................      6,458,048               -           300           416
Net change in unrealized appreciation/depreciation
     of investments ....................................................     61,995,442               -         3,611       349,711
                                                                           ------------     -----------    ----------    ----------

Net realized and unrealized gains (losses) on
     investments .......................................................     68,453,490               -         3,911       350,127
                                                                           ------------     -----------    ----------    ----------

Net increase (decrease) in net assets resulting
     from operations ...................................................   $ 67,384,591     $   642,031      $(58,313)     $277,445
                                                                           ============     ===========    ==========    ==========

                              [RESTUBED FOR ABOVE]

                                                                                                             Flexibly
                                                                           Growth Equity   Value Equity      Managed
                                                                               Fund+          Fund+           Fund+
                                                                           -------------   ------------    -----------
Investment Income:
Dividends ..............................................................    $         -    $         -     $         -
Expense:
Mortality and expense risk charges .....................................        176,930        317,240         470,251
                                                                            -----------    -----------     -----------

Net investment income (loss) ...........................................       (176,930)      (317,240)       (470,251)
                                                                            -----------    -----------     -----------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ............................................................         51,190        (37,587)         16,311
Capital gains distributions ............................................             -               -               -
                                                                            -----------    -----------     -----------

Net realized gains (losses) from investment
     transactions ......................................................         51,190        (37,587)         16,311
Net change in unrealized appreciation/depreciation
     of investments ....................................................      6,911,635       (296,100)      3,692,338
                                                                            -----------    -----------     -----------
Net realized and unrealized gains (losses) on
     investments .......................................................      6,962,825       (333,687)      3,708,649
                                                                            -----------    -----------     -----------

Net increase (decrease) in net assets resulting
     from operations ...................................................    $ 6,785,895    $  (650,927)    $ 3,238,398
                                                                            ===========    ===========     ===========

                              [RESTUBED FOR ABOVE]

                                                                                               Small         Emerging
                                                                           International   Capitalization     Growth
                                                                            Equity Fund+       Fund+           Fund+
                                                                           -------------   --------------    --------
Investment Income:
Dividends ..............................................................    $         -     $         -     $         -
Expense:
Mortality and expense risk charges .....................................        226,031          80,192         134,466
                                                                            -----------     -----------     -----------

Net investment income (loss) ...........................................       (226,031)        (80,192)       (134,466)
                                                                            -----------     -----------     -----------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ............................................................      1,131,146           8,164         195,921
Capital gains distributions ............................................              -               -               -
                                                                            -----------     -----------     -----------

Net realized gains (losses) from investment
     transactions ......................................................      1,131,146           8,164         195,921
Net change in unrealized appreciation/depreciation
     of investments ....................................................     10,566,719         (63,045)     16,746,334
                                                                            -----------     -----------     -----------
Net realized and unrealized gains (losses) on
     investments .......................................................     11,697,865         (54,881)     16,942,255
                                                                            -----------     -----------     -----------

Net increase (decrease) in net assets resulting
     from operations ...................................................    $11,471,834       $(135,073)    $16,807,789
                                                                            ===========     ===========     ===========

                              [RESTUBED FOR ABOVE]
+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999 (CONT'D)

------------------------------------------------------------------------------------------------------------------------------------


                                                                       Limited                                        Capital
                                                Balanced             Maturity Bond            Partners              Appreciation
                                              Portfolio++             Portfolio++            Portfolio++            Portfolio+++
                                              -----------            -------------           -----------            ------------
Investment in Common Stock
Number of Shares........................          379,976                 119,189                649,655               607,528
Cost ....................... ...........       $5,930,634              $1,656,162            $12,528,737            $5,958,383

Assets:
Investments at Market Value ............       $7,937,696              $1,578,060            $12,759,239            $9,015,707
Dividends receivable ...................                -                       -                      -                     -

Liabilities:
Due to(from) the Penn Mutual Life
 Insurance Company .....................            3,639                     495                  4,364                 4,247

                                               ----------              ----------            -----------            ----------
Net Assets .............................       $7,934,057              $1,577,565            $12,754,874            $9,011,460
                                               ==========              ==========            ===========            ==========


------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999 (CONT'D )
                                                                       Limited                                        Capital
                                                Balanced             Maturity Bond            Partners              Appreciation
                                              Portfolio++             Portfolio++            Portfolio++            Portfolio+++
                                              -----------            -------------           -----------            ------------
Investment Income:
Dividends ...............................     $   84,700              $   73,751            $   112,968            $        -
Expense:
Mortality and expense risk charges ......         49,029                  11,431                 92,071                56,208
                                              ----------              ----------            -----------            ----------

Net investment income (loss) ............         35,671                  62,320                 20,897               (56,208)
                                              ----------              ----------            -----------            ----------

Realized and Unrealized Gains
 (Losses) on Investments:
Realized gains (losses) from redemption
 of fund shares .........................         20,108                  (1,650)                17,928                35,362
Capital gains distributions .............        125,480                       -                196,466                     -
                                              ----------              ----------            -----------            ----------

Net realized gains (losses) from
 investment transactions ................        145,588                  (1,650)               214,394                35,362
Net change in unrealized
 appreciation/depreciation of investments      1,736,544                 (73,233)               412,343             3,540,972
                                              ----------              ----------            -----------            ----------

Net realized and unrealized gains
 (losses) on investments ................      1,882,132                 (74,883)               626,737             3,576,334
                                              ----------              ----------            -----------            ----------

Net increase (decrease) in net assets
 resulting from operations ..............     $1,917,803              $  (12,563)           $   647,634            $3,520,126
                                              ==========              ==========            ===========            ==========

+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

[RESTUBBED]

                                                                                                                  Emerging
                                   Equity Income        Growth         Asset Manager         Index 500         Markets Equity
                                   Portfolio++++     Portfolio++++     Portfolio++++       Portfolio++++       Portfolio+++++
                                  ---------------   ---------------   ---------------   -------------------   ------------------
Investment in Common Stock
Number of Shares..................     1,035,626         1,043,259          330,433                258,519              346,155
Cost ....................... .....   $23,380,155       $39,256,514       $5,528,223            $36,006,089           $3,139,378

Assets:
Investments at Market Value ......   $26,625,948       $57,306,211       $6,169,173            $43,278,566           $4,815,009
Dividends receivable .............             -                 -                -                      -                    -

Liabilities:
Due to(from) the Penn Mutual Life
 Insurance Company ...............         9,558            24,194            2,370                 16,807                2,195

                                     -----------       -----------       ----------            -----------           ----------
Net Assets .......................   $26,616,390       $57,282,017       $6,166,803            $43,261,759           $4,812,814
                                     ===========       ===========       ==========            ===========           ==========





                                                                                                                  Emerging
                                   Equity Income        Growth         Asset Manager           Index 500       Markets Equity
                                   Portfolio++++     Portfolio++++     Portfolio++++         Portfolio++++     Portfolio+++++
                                  ---------------   ---------------   ---------------   -------------------   ------------------
Investment Income:
Dividends ........................    $  301,716       $    53,154       $   126,920           $   166,609           $      875
Expense:
Mortality and expense
 risk charges ...............            205,909           363,835            42,734               241,977               28,413
                                      ----------       -----------       -----------           -----------           ----------

Net investment income (loss) .....        95,807          (310,681)           84,186               (75,368)             (27,538)
                                      ----------       -----------       -----------           -----------           ----------

Realized and Unrealized Gains
 (Losses) on Investments:
Realized gains (losses) from
 redemption of fund shares .......         8,531            33,562              (110)                3,504              370,168
Capital gains distributions ......       666,953         3,342,064           160,764               113,057                    -
                                      ----------       -----------       ---------------       -----------           ----------

Net realized gains (losses) from
 investment transactions .........       675,484         3,375,626           160,654               116,561              370,168
Net change in unrealized
 appreciation/depreciation of
 investments .....................       330,734        10,574,337           272,683             5,205,293            2,084,566
                                      ----------       -----------       -----------           -----------           ----------

Net realized and unrealized gains
 (losses) on investments .........     1,006,218        13,949,963           433,337             5,321,854            2,454,734
                                      ----------       -----------       -----------           -----------           ----------

Net increase (decrease) in net
 assets resulting from operations     $1,102,025       $13,639,282       $   517,523           $ 5,246,486           $2,427,196
                                      ==========       ===========       ===========           ===========           ==========

+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                Total                              Money Market Fund+
                                                 ------------------------------------       --------------------------------
                                                      1999                   1998                1999                1998
                                                 -------------          -------------       ------------        ------------
Operations:
  Net investment income (loss) ................   ($1,068,899)            $2,477,914           $642,031            $433,508
  Net realized gains (losses) from
    investment transactions ...................     6,458,048             16,167,956                  -                   -
  Net change in unrealized appreciation/
    depreciation of investments ...............    61,995,442              6,282,694                  -                   -
                                                 -------------          -------------       ------------        ------------
Net increase (decrease) in net assets
    resulting from operations .................    67,384,591             24,928,564            642,031             433,508
                                                 -------------          -------------       ------------        ------------
Variable Life Activities:
  Purchase payments ...........................   131,276,317             96,529,479         54,823,381          42,019,252
  Death benefits ..............................      (289,327)              (121,041)           (23,803)             (2,035)
  Cost of insurance ...........................   (19,824,330)           (14,082,492)        (1,662,531)         (1,191,497)
  Net transfers ...............................    (6,189,133)            (3,175,599)       (36,567,835)        (36,872,301)
  Transfers of policy loans ...................     2,006,171                577,625          1,221,644                (251)
  Contract administration charges .............    (5,669,735)            (3,850,403)        (1,161,009)           (488,180)
  Surrender benefits ..........................   (10,371,329)            (5,921,782)        (1,709,339)           (418,927)
                                                 -------------          -------------       ------------        ------------
Net increase in net assets  resulting
  from variable annuity activities ............    90,938,634             69,955,787         14,920,508           3,046,061
                                                 -------------          -------------       ------------        ------------
  Total increase (decrease)  in net assets ....   158,323,225             94,884,351         15,562,539           3,479,569
Net Assets:
 Beginning of year ............................   257,348,845            162,464,494         11,419,577           7,940,008
                                                 -------------          -------------       ------------        ------------
 End of year ..................................  $415,672,070           $257,348,845        $26,982,116         $11,419,577
                                                 =============          =============       ============        ============


                                                         High Yield Bond Fund+                      Growth Equity Fund+
                                                 ------------------------------------       --------------------------------
                                                      1999                   1998                1999                1998
                                                 -------------          -------------       ------------        ------------
Operations:
  Net investment income (loss) ................      ($72,682)              $563,430          ($176,930)           ($76,215)
  Net realized gains (losses) from
    investment transactions ...................           416                    291             51,190           1,590,059
  Net change in unrealized appreciation/
    depreciation of investments ...............       349,711               (318,691)         6,911,635           2,350,499
                                                 -------------          -------------       ------------        ------------
Net increase (decrease) in net assets
    resulting from operations .................       277,445                245,030          6,785,895           3,864,343
                                                 -------------          -------------       ------------        ------------
Variable Life Activities:
  Purchase payments ...........................     2,380,766              1,768,367          4,496,063           2,036,864
  Death benefits ..............................       (19,671)                  (232)           (13,556)               (413)
  Cost of insurance ...........................      (545,364)              (377,793)        (1,235,541)           (570,484)
  Net transfers ...............................      (330,639)             1,334,768          5,205,840           2,177,912
  Transfers of policy loans ...................         8,662                  8,460             69,797              15,214
  Contract administration charges .............      (126,960)               (95,903)          (330,511)           (129,899)
  Surrender benefits ..........................      (208,829)              (220,758)          (654,069)           (316,681)
                                                 -------------          -------------       ------------        ------------
Net increase in net assets  resulting
  from variable annuity activities ............     1,157,965              2,416,909          7,538,023           3,212,513
                                                 -------------          -------------       ------------        ------------
  Total increase (decrease)  in net assets ....     1,435,410              2,661,939         14,323,918           7,076,856
Net Assets:
 Beginning of year ............................     7,917,558              5,255,619         15,127,052           8,050,196
                                                 -------------          -------------       ------------        ------------
 End of year ..................................    $9,352,968             $7,917,558        $29,450,970         $15,127,052
                                                 =============          =============       ============        ============



                                                        Quality Bond Fund+                    Flexibly Managed Fund+
                                                 -------------------------------        ---------------------------------
                                                      1999               1998                1999                1998
                                                 -----------         -----------        ------------         ------------
Operations:
  Net investment income (loss) ................    ($62,224)           $252,041           ($470,251)          $1,144,764
  Net realized gains (losses) from
    investment transactions ...................         300             203,736              16,311            5,784,840
  Net change in unrealized appreciation/
    depreciation of investments ...............       3,611             (14,899)          3,692,338           (4,524,890)
                                                 -----------         -----------        ------------         ------------
Net increase (decrease) in net assets
    resulting from operations .................     (58,313)            440,878           3,238,398            2,404,714
                                                 -----------         -----------        ------------         ------------
Variable Life Activities:
  Purchase payments ...........................   1,355,013           1,155,232          12,696,631           12,234,331
  Death benefits ..............................      (2,243)               (249)            (82,516)             (17,851)
  Cost of insurance ...........................    (360,405)           (259,658)         (3,522,739)          (3,137,840)
  Net transfers ...............................   1,123,017           1,041,850          (6,182,355)           1,345,485
  Transfers of policy loans ...................      11,409              10,440             211,590              139,613
  Contract administration charges .............     (73,285)            (42,018)           (690,067)            (646,642)
  Surrender benefits ..........................    (226,335)           (105,331)         (1,818,495)          (1,299,724)
                                                 -----------         -----------        ------------         ------------
Net increase in net assets  resulting
  from variable annuity activities ............   1,827,171           1,800,266             612,049            8,617,372
                                                 -----------         -----------        ------------         ------------
  Total increase (decrease)  in net assets ....   1,768,858           2,241,144           3,850,447           11,022,086
Net Assets:
 Beginning of year ............................   6,640,523           4,399,379          55,236,496           44,214,410
                                                 -----------         -----------        ------------         ------------
 End of year ..................................  $8,409,381          $6,640,523         $59,086,943          $55,236,496
                                                 ===========         ===========        ============         ============


                                                         Value Equity Fund+                     Emerging Growth Fund+
                                                 -------------------------------        ---------------------------------
                                                      1999               1998                1999                1998
                                                 -----------         -----------        ------------         ------------
Operations:
  Net investment income (loss) ................   ($317,240)           $181,632           ($134,466)            ($29,768)
  Net realized gains (losses) from
    investment transactions ...................     (37,587)          3,177,280             195,921               10,412
  Net change in unrealized appreciation/
    depreciation of investments ...............    (296,100)           (904,321)         16,746,334            1,277,385
                                                ------------        ------------        ------------         ------------
Net increase (decrease) in net assets
    resulting from operations .................    (650,927)          2,454,591          16,807,789            1,258,029
                                                ------------        ------------        ------------         ------------
Variable Life Activities:
  Purchase payments ...........................   9,300,537           7,712,812           2,612,183            1,376,626
  Death benefits ..............................     (34,277)             (3,109)             (7,463)                   -
  Cost of insurance ...........................  (2,317,035)         (2,002,921)           (575,948)            (270,389)
  Net transfers ...............................  (1,332,367)          2,352,575           5,165,425            2,271,306
  Transfers of policy loans ...................      83,517             129,894              27,154                  949
  Contract administration charges .............    (490,439)           (471,036)           (190,593)            (117,695)
  Surrender benefits ..........................  (1,050,128)           (800,734)           (260,812)             (61,482)
                                                ------------        ------------        ------------         ------------
Net increase in net assets  resulting
  from variable annuity activities ............   4,159,808           6,917,481           6,769,946            3,199,315
                                                ------------        ------------        ------------         ------------
  Total increase (decrease)  in net assets ....   3,508,881           9,372,072          23,577,735            4,457,344
Net Assets:
 Beginning of year ............................  35,481,664          26,109,592           5,937,537            1,480,193
                                                ------------        ------------        ------------         ------------
 End of year .................................. $38,990,545         $35,481,664         $29,515,272           $5,937,537
                                                ============        ============        ============         ============

                                                                                                     Small
                                                    International Equity Fund+               Capitalization Fund +
                                                 ------------------------------      ----------------------------------
                                                     1999               1998             1999                   1998
                                                 ------------      ------------      ------------           -----------
Operations:
  Net investment income (loss) ................    ($226,031)          $56,661          ($80,192)              ($5,543)
  Net realized gains (losses) from
    investment transactions ...................    1,131,146           970,588             8,164               135,416
  Net change in unrealized appreciation/
    depreciation of investments ...............   10,566,719         2,087,405           (63,045)             (791,507)
                                                 ------------      ------------      ------------           -----------
Net increase (decrease) in net assets
    resulting from operations .................   11,471,834         3,114,654          (135,073)             (661,634)
                                                 ------------      ------------      ------------           -----------
Variable Life Activities:
  Purchase payments ...........................    6,485,087         4,244,414         3,124,582             2,372,356
  Death benefits ..............................       (7,506)          (15,627)           (7,256)              (10,571)
  Cost of insurance ...........................   (1,671,752)       (1,050,548)         (604,903)             (505,718)
  Net transfers ...............................   (3,336,017)        3,160,776           (12,470)            2,227,491
  Transfers of policy loans ...................       72,417            65,814            45,711                11,010
  Contract administration charges .............     (408,378)         (252,405)         (147,833)             (165,296)
  Surrender benefits ..........................     (906,723)         (633,058)         (228,773)             (129,707)
                                                 ------------      ------------      ------------           -----------
Net increase in net assets  resulting
  from variable annuity activities ............      227,128         5,519,366         2,169,058             3,799,565
                                                 ------------      ------------      ------------           -----------
  Total increase (decrease)  in net assets ....   11,698,962         8,634,020         2,033,985             3,137,931
Net Assets:
 Beginning of year ............................   22,396,397        13,762,377         8,336,790             5,198,859
                                                 ------------      ------------      ------------           -----------
 End of year ..................................  $34,095,359       $22,396,397       $10,370,775            $8,336,790
                                                 ============      ============      ============           ===========

                                                                                                Limited Maturity
                                                       Balanced Portfolio++                     Bond Portfolio++
                                                 ------------------------------      ----------------------------------
                                                     1999               1998             1999                   1998
                                                 ------------      ------------      ------------           -----------
Operations:
  Net investment income (loss) ................      $35,671           $52,777           $62,320               $41,895
  Net realized gains (losses) from
    investment transactions ...................      145,588           610,655           ($1,650)                  242
  Net change in unrealized appreciation/
    depreciation of investments ...............    1,736,544          (184,479)          (73,233)              (13,221)
                                                 ------------      ------------      ------------           -----------
Net increase (decrease) in net assets
    resulting from operations .................    1,917,803           478,953           (12,563)               28,916
                                                 ------------      ------------      ------------           -----------
Variable Life Activities:
  Purchase payments ...........................    1,484,570         1,068,630           539,187               300,887
  Death benefits ..............................       (6,801)           (2,001)           (2,119)                    -
  Cost of insurance ...........................     (353,927)         (278,391)          (97,258)              (58,968)
  Net transfers ...............................      (12,467)          526,196           (23,735)              318,853
  Transfers of policy loans ...................       18,188            83,335             2,417                 5,849
  Contract administration charges .............      (73,565)          (50,297)          (27,049)              (14,141)
  Surrender benefits ..........................     (174,227)         (163,220)          (29,913)               (9,313)
                                                 ------------      ------------      ------------           -----------
Net increase in net assets  resulting
  from variable annuity activities ............      881,771         1,184,252           361,530               543,167
                                                 ------------      ------------      ------------           -----------
  Total increase (decrease)  in net assets ....    2,799,574         1,663,205           348,967               572,083
Net Assets:
 Beginning of year ............................    5,134,483         3,471,278         1,228,598               656,515
                                                 ------------      ------------      ------------           -----------
 End of year ..................................   $7,934,057        $5,134,483        $1,577,565            $1,228,598
                                                 ============      ============      ============           ===========

                                                             Partners
                                                            Portfolio++
                                                 -------------------------------
                                                     1999                1998
                                                 ------------        -----------
Operations:
  Net investment income (loss) ................      $20,897           ($33,955)
  Net realized gains (losses) from
    investment transactions ...................      214,394            486,053
  Net change in unrealized appreciation/
    depreciation of investments ...............      412,343           (271,429)
                                                 ------------        -----------
Net increase (decrease) in net assets
    resulting from operations .................      647,634            180,669
                                                 ------------        -----------
Variable Life Activities:
  Purchase payments ...........................    2,466,761          2,301,846
  Death benefits ..............................      (13,903)                 -
  Cost of insurance ...........................     (469,143)          (484,655)
  Net transfers ...............................    2,236,859          3,388,292
  Transfers of policy loans ...................       14,898             11,914
  Contract administration charges .............     (126,557)          (201,761)
  Surrender benefits ..........................     (211,368)          (138,687)
                                                 ------------        -----------
Net increase in net assets  resulting
  from variable annuity activities ............    3,897,547          4,876,949
                                                 ------------        -----------
  Total increase (decrease)  in net assets ....    4,545,181          5,057,618
Net Assets:
 Beginning of year ............................    8,209,694          3,152,076
                                                 ------------        -----------
 End of year ..................................  $12,754,875         $8,209,694
                                                 ============        ===========

                                                              Growth
                                                           Portfolio++++
                                                 -------------------------------
                                                     1999               1998
                                                 ------------        -----------
Operations:
  Net investment income (loss) ................     ($56,208)          ($47,491)
  Net realized gains (losses) from
    investment transactions ...................       35,362            140,032
  Net change in unrealized appreciation/
    depreciation of investments ...............    3,540,972           (261,202)
                                                 ------------        -----------
Net increase (decrease) in net assets
    resulting from operations .................    3,520,126           (168,661)
                                                 ------------        -----------
Variable Life Activities:
  Purchase payments ...........................    1,370,035          1,577,063
  Death benefits ..............................       (2,858)            (3,745)
  Cost of insurance ...........................     (342,503)          (342,552)
  Net transfers ...............................     (932,409)        (1,352,477)
  Transfers of policy loans ...................       15,155             35,632
  Contract administration charges .............      (57,224)           (53,636)
  Surrender benefits ..........................     (323,009)          (244,500)
                                                 ------------        -----------
Net increase in net assets  resulting
  from variable annuity activities ............     (272,813)          (384,215)
                                                 ------------        -----------
  Total increase (decrease)  in net assets ....    3,247,313           (552,876)
Net Assets:
 Beginning of year ............................    5,764,147          6,317,023
                                                 ------------        -----------
 End of year ..................................   $9,011,460         $5,764,147
                                                 ============        ===========


=============================================
+      Investment in Penn Series Funds, Inc
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONT'D.)

                                                         Equity Income                               Growth
                                                         Portfolio++++                           Portfolio++++
                                              -------------------------------------   -------------------------------------
                                                     1999                1998                1999                 1998
                                              -----------------   -----------------   ------------------   ----------------
Operations:
     Net investment income (loss) ...........          $95,807             $40,458            ($310,681)         ($106,277)
     Net realized gains (losses) from
          investment transactions ...........          675,484             649,737            3,375,626          2,143,029
     Net change in unrealized appreciation/
          depreciation of investments .......          330,734             963,306           10,574,337          5,047,623
                                              -----------------   -----------------   ------------------   ----------------
Net increase (decrease) in net assets
          resulting from operations .........        1,102,025           1,653,501           13,639,282          7,084,375
                                              -----------------   -----------------   ------------------   ----------------

Variable Life Activities:
     Purchase payments ......................        6,666,334           4,640,276           10,979,093          5,974,648
     Death benefits .........................          (14,032)            (20,055)             (38,816)           (45,153)
     Cost of insurance ......................       (1,603,588)         (1,115,035)          (2,562,252)        (1,459,882)
     Net transfers ..........................        1,627,390           2,979,305            8,714,008          2,873,583
     Transfers of policy loans ..............           71,994              25,171               68,165             22,413
     Contract administration charges ........         (373,064)           (297,186)            (720,794)          (385,848)
     Surrender benefits .....................         (726,919)           (430,380)          (1,358,474)          (689,227)
                                              -----------------   -----------------   ------------------   ----------------
Net increase in net assets resulting
     from variable annuity activities .......        5,648,115           5,782,096           15,080,930          6,290,534
                                              -----------------   -----------------   ------------------   ----------------
     Total increase (decrease) in net assets.        6,750,140           7,435,597           28,720,212         13,374,909
Net Assets:
  Beginning of year .........................       19,866,250          12,430,653           28,561,805         15,186,896
                                              -----------------   -----------------   ------------------   ----------------
  End of year ...............................      $26,616,390         $19,866,250          $57,282,017        $28,561,805
                                              =================   =================   ==================   ================


[RESTUB]


                                                           Asset Manager
                                                           Portfolio++++
                                               ---------------------------------------
                                                      1999                1998
                                               ------------------  -------------------
Operations:
     Net investment income (loss) ...........            $84,186              $43,537
     Net realized gains (losses) from
          investment transactions ...........            160,654              202,236
     Net change in unrealized appreciation/
          depreciation of investments .......            272,683              136,988
                                               ------------------  -------------------
Net increase (decrease) in net assets
          resulting from operations .........            517,523              382,761
                                               ------------------  -------------------

Variable Life Activities:
     Purchase payments ......................          1,375,866              834,804
     Death benefits .........................             (1,237)                   -
     Cost of insurance ......................           (347,344)            (216,443)
     Net transfers ..........................          1,102,953              807,683
     Transfers of policy loans ..............              3,213                1,050
     Contract administration charges ........            (73,304)             (49,185)
     Surrender benefits .....................           (129,352)            (115,461)
                                               ------------------  -------------------
Net increase in net assets resulting
     from variable annuity activities .......          1,930,795            1,262,448
                                               ------------------  -------------------
     Total increase (decrease) in net assets.          2,448,318            1,645,209
Net Assets:
  Beginning of year .........................          3,718,485            2,073,276
                                               ------------------  -------------------
  End of year ...............................         $6,166,803           $3,718,485
                                               ==================  ===================


                                                           Index 500                            Emerging Markets
                                                         Portfolio++++                           Portfolio+++++
                                               ------------------------------------   -------------------------------------
                                                       1999               1998                1999                 1998
                                               ----------------   -----------------   ------------------   ----------------
Operations:
     Net investment income (loss) ...........         ($75,368)           ($32,366)            ($27,538)           ($1,174)
     Net realized gains (losses) from
          investment transactions ...........          116,561              60,958              370,168              2,392
     Net change in unrealized appreciation/
          depreciation of investments .......        5,205,293           1,980,793            2,084,566           (276,666)
                                               ----------------   -----------------   ------------------   ----------------
Net increase (decrease) in net assets
          resulting from operations .........        5,246,486           2,009,385            2,427,196           (275,448)
                                               ----------------   -----------------   ------------------   ----------------

Variable Life Activities:
     Purchase payments ......................        8,565,619           4,295,628              554,609            615,443
     Death benefits .........................           (9,073)                  -               (2,197)                 -
     Cost of insurance ......................       (1,447,507)           (664,534)            (104,590)           (95,184)
     Net transfers ..........................       16,965,879           7,630,497              399,790            612,607
     Transfers of policy loans ..............           56,519               9,823                3,721              1,295
     Contract administration charges ........         (568,474)           (335,545)             (30,629)           (53,730)
     Surrender benefits .....................         (317,861)           (115,742)             (36,703)           (28,850)
                                               ----------------   -----------------   ------------------   ----------------
Net increase in net assets  resulting
     from variable annuity activities .......       23,245,102          10,820,127              784,001          1,051,581
                                               ----------------   -----------------   ------------------   ----------------
     Total increase (decrease)  in net assets       28,491,588          12,829,512            3,211,197            776,133
Net Assets:
  Beginning of year .........................       14,770,171           1,940,659            1,601,618            825,485
                                               ----------------   -----------------   ------------------   ----------------
  End of year ...............................      $43,261,759         $14,770,171           $4,812,815         $1,601,618
                                               ================   =================   ==================   ================

+      Investment in Penn Series Funds, Inc
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
--------------------------------------------------------------------------------

Notes to Financial Statements
December 31, 1999

Note 1.  Significant Accounting Policies

         The significant accounting policies of Penn Mutual Variable Life Account I (Account I) are as follows:

             General - Account I was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits. Account I contains contracts of the Cornerstone VUL, Cornerstone
VUL II, Cornerstone VUL III, Variable Estate Max and Momentum Builder variable life products. Contract owners may borrow up to a specified amount depending on the policy value at any time by submitting a written request for a policy loan. The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1999 and the reported amounts from operations and variable life activities during 1999 and 1998. Actual results could differ from those estimates.

         Investments - Assets of Account I are invested in shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Value Equity, Flexibly Managed, International Equity, Small Capitalization and Emerging Growth Funds; Neuberger Berman Advisers Management Trust (AMT): Limited Maturity Bond, Balanced and Partners Portfolios; American Century Variable Portfolios, Inc. (ACI): Capital Appreciation Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, Asset Manager and Index 500 Portfolios; and Morgan Stanley Dean Witter Universal Funds, Inc. (Morgan Stanley): Emerging Markets Equity Portfolio. Penn Series, AMT, ACI, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

         Federal Income Taxes - Penn Mutual is taxed under federal law as a life insurance company. Account I is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account I.

         Diversification Requirements - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable life contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as a life contract for federal tax purposes for any period for which the sinvestments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

Note 2. Purchases and Sales of Investments

        The following table shows aggregate cost of shares purchased and proceeds from sales of each fund or portfolio for the year ended December 31, 1999:

                                        Purchases                Sales
                                        ---------                -----
Money Market Fund ...................  $84,361,990            $69,381,912
Quality Bond Fund ...................    3,276,420              1,511,209
High Yield Bond Fund ................    4,879,404              3,792,156
Growth Equity Fund ..................    9,938,419              2,514,823
Value Equity Fund ...................    9,258,922              5,446,023
Flexibly Managed Fund ...............    9,434,808              9,268,233
Small Capitalization Fund ...........    3,500,074              1,398,790
International Equity Fund ...........   42,117,549             40,973,961
Emerging Growth Fund ................   10,436,516              3,591,156
Limited Maturity Bond Portfolio .....      868,999                446,591
Balanced Portfolio ..................    2,053,296                987,858
Partners Portfolio ..................    6,297,152              2,162,024
Capital Appreciation Portfolio ......    1,318,604              1,609,498
Equity Income Portfolio .............    9,028,532              2,604,920
Growth Portfolio ....................   20,977,467              2,815,137
Asset Manager Portfolio .............    2,891,976                714,920
Index 500 Portfolio .................   25,076,298              1,777,197
Emerging Markets Equity Portfolio ...   11,124,088             10,192,650


Note 3. Contract Charges

        Operations are charged for mortality and expense risks assumed by Penn Mutual as follows:

        Cornerstone VUL is determined daily at a current annual rate of 0.75% (guaranteed not to exceed 0.90%) of the average value of Cornerstone VUL; Cornerstone VUL II is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL II; Cornerstone VUL III is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL III; Variable Estatemax is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Variable EstateMax; Momentum Builder is determined daily at an annual rate of 0.65% of the average value of Momentum Builder.

        For each Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III and Variable Estatemax policy, on the date of issue and each monthly anniversary, a monthly deduction is made from the policy value. The monthly deduction consists of insurance charges, administrative charges and any charges for additional benefits added by supplemental agreement to a policy. See original policy documents for specific charges assessed.

        For each Momentum Builder policy, each month on the date specified in the contract (or on the date the contract is withdrawn in full if other than the date specified), a $4 contract administration charge, or a lesser amount under state insurance laws, is deducted from the contract value. See original policy documents for specific charges assessed.

        If a Cornerstone VUL or Cornerstone VUL II policy is surrendered within the first 11 years, or a Cornerstone VUL III policy is surrendered within the first 16 years, or a Variable Estatemax policy is surrendered within the first 13 years, a contingent deferred sales charge will be assessed. This charge will be deducted before any surrender proceeds are paid. See original policy documents for specific charges assessed.

Note 4.  Unit Values
Accumulation Unit Values For Variable Life Account I as of 12/31/99 are as follows:

                                          Accumulation   Accumulation
                                              Units       Unit Value
                                          ------------   ------------
Money Market Fund
Cornerstone VUL                              209,517        $12.84
Cornerstone VUL II                         1,036,419        $12.04
Cornerstone VUL III                          552,696        $10.19
Variable EstateMax                           302,526        $12.05
Momentum Builder                             143,910        $17.63

Quality Bond Fund
Cornerstone VUL                              161,919        $14.16
Cornerstone VUL II/Variable Estatemax        416,913        $13.29
Cornerstone VUL III                           32,112        $ 9.98
Momentum Builder                              10,474        $24.25

High Yield Bond Fund
Cornerstone VUL                              188,612        $16.29
Cornerstone VUL II/Variable Estatemax        372,690        $14.84
Cornerstone VUL III                           11,772        $ 9.97
Momentum Builder                              22,436        $28.16

Growth Equity Fund
Cornerstone VUL                              315,704        $37.32
Cornerstone VUL II/Variable Estatemax        484,230        $32.30
Cornerstone VUL III                           48,303        $11.73
Momentum Builder                              28,612        $51.07

Value Equity Fund
Cornerstone VUL                              503,094        $24.10
Cornerstone VUL II/Variable Estatemax      1,309,074        $19.75
Cornerstone VUL III                           63,921        $ 9.16
Momentum Builder                              10,655        $39.71

Flexibly Managed Fund
Cornerstone VUL                            1,102,009        $20.45
Cornerstone VUL II/Variable Estatemax      2,115,595        $16.64
Cornerstone VUL III                          121,555        $ 9.86
Momentum Builder                               3,919        $38.12

Small Capitalization Fund
Cornerstone VUL                               78,360        $14.36
Cornerstone VUL II/Variable Estatemax        634,413        $14.26
Cornerstone VUL III                           21,360        $ 9.19

International Equity Fund
Cornerstone VUL                              455,807        $28.13
Cornerstone VUL II/Variable Estatemax        853,934        $24.42
Cornerstone VUL III                           31,574        $13.32

                                         Accumulation    Accumulation
                                             Units        Unit Value
                                         ------------    ------------
Emerging Growth Fund
Cornerstone VUL                             100,262         $52.78
Cornerstone VUL II/Variable Estatemax       436,087         $52.57
Cornerstone VUL III                          76,337         $16.99

Limited Maturity Bond Portfolio
Cornerstone VUL                               9,262         $12.76
Cornerstone VUL II/Variable Estatemax       107,727         $12.05
Cornerstone VUL III                          16,003         $10.05

Balanced Portfolio
Cornerstone VUL                             130,873         $23.49
Cornerstone VUL II/Variable Estatemax       222,649         $20.95
Cornerstone VUL III                          15,487         $12.59

Partners Portfolio
Cornerstone VUL                             170,254         $13.73
Cornerstone VUL II/Variable Estatemax       729,954         $13.67
Cornerstone VUL III                          47,250         $ 9.29

Capital Appreciation Portfolio
Cornerstone VUL                             194,305         $20.60
Cornerstone VUL II/Variable Estatemax       289,841         $17.28

Equity Income Portfolio
Cornerstone VUL                             198,335         $20.17
Cornerstone VUL II/Variable Estatemax     1,094,397         $20.03
Cornerstone VUL III                          75,665         $ 9.21

Growth Portfolio
Cornerstone VUL                             333,903         $32.68
Cornerstone VUL II/Variable Estatemax     1,380,600         $32.45
Cornerstone VUL III                         137,813         $11.42

Asset Manager Portfolio
Cornerstone VUL                              60,527         $19.19
Cornerstone VUL II/Variable Estatemax       252,747         $19.06
Cornerstone VUL III                          18,374         $10.26

Index 500 Portfolio
Cornerstone VUL                             245,482         $18.59
Cornerstone VUL II/Variable Estatemax     1,928,357         $18.52
Cornerstone VUL III                         288,250         $10.38

Emerging Markets Equity Portfolio
Cornerstone VUL                              68,051         $13.17
Cornerstone VUL II/Variable Estatemax       282,276         $13.12
Cornerstone VUL III                          15,534         $13.77

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Life Account I

We have audited the accompanying statement of assets and liabilities of Penn Mutual Variable Life Account I (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, Small Capitalization Fund, International Equity Fund, Emerging Growth Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Partners Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Index 500 Portfolio and Emerging Markets Equity Portfolio) as of December 31, 1999, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. The financial statements are the responsibility of the management of Penn Mutual Variable Life Account I. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Penn Mutual Variable Life Account I at December 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                               [GRAPHIC OMITTED]

Philadelphia, Pennsylvania
April 4, 2000

             The Penn Mutual Life Insurance Company and Subsidiaries
                           Consolidated Balance Sheets
================================================================================

As of December 31,                                             1999                  1998
---------------------------------------------------------------------------------------------
(in thousands)

ASSETS
Debt securities, at fair value                           $  4,733,261           $  5,500,924
Equity securities, at fair value                                3,949                  4,161
Mortgage loans on real estate                                  27,115                 38,828
Real estate, net of accumulated depreciation                   15,461                 15,791
Policy loans                                                  642,420                638,376
Short-term investments                                          6,934                  1,024
Other invested assets                                         137,766                 98,571
                                                         ------------           ------------
         Total investments                                  5,566,906              6,297,675

Cash and cash equivalents                                      37,481                 24,468
Investment income due and accrued                              89,254                104,208
Deferred acquisition costs                                    549,573                399,742
Amounts recoverable from reinsurers                           220,847                 69,583
Broker/dealer receivables                                   1,143,702                793,522
Other assets                                                  109,818                 94,179
Separate account assets                                     2,865,366              2,302,937
                                                         ------------           ------------

        Total Assets                                     $ 10,582,947           $ 10,086,314
                                                         ============           ============

LIABILITIES

Reserves for payment of future policy benefits           $  2,735,609           $  2,761,319
Other policyholder funds                                    2,710,589              2,835,081
Policyholders' dividends payable                               28,770                 30,532
Broker/dealer payables                                        646,479                488,783
Accrued income tax payable                                     31,919                142,634
Other liabilities                                             573,909                383,744
Separate account liabilities                                2,865,366              2,302,937
                                                         ------------           ------------

        Total Liabilities                                   9,592,641              8,945,030
                                                         ------------           ------------

EQUITY

Retained earnings                                           1,023,704                944,145
Accumulated other comprehensive income/(loss) -
     unrealized gains/(losses)                                (33,398)               197,139
                                                         ------------           ------------

        Total Equity                                          990,306              1,141,284
                                                         ------------           ------------

            Total Liabilities and Equity                 $ 10,582,947           $ 10,086,314
                                                         ============           ============


   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                         Consolidated Income Statements


For the Years Ended December 31,                                      1999                1998                 1997
-------------------------------------------------------------------------------------------------------------------------
(in thousands)

REVENUES
Premium and annuity considerations                               $   130,516           $   154,615           $   178,338
Policy fee income                                                    131,709               114,681               102,398
Net investment income                                                431,222               433,530               448,135
Net realized capital gains/(losses)                                      803                 3,912                 9,655
Broker/dealer fees and commissions                                   395,483               331,285               290,005
Other income                                                          24,895                15,543                10,920
                                                                 -----------           -----------           -----------

Total Revenue                                                      1,114,628             1,053,566             1,039,451
                                                                 -----------           -----------           -----------


BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                     429,791               445,148               463,444
Policyholder dividends                                                56,603                61,369                67,412
Decrease in liability for future policy benefits                     (54,080)              (23,337)              (10,275)
General expenses                                                     238,603               205,698               195,336
Broker/dealer sales expense                                          216,712               180,255               160,730
Amortization of deferred acquisition costs                            52,668                42,223                43,223
                                                                 -----------           -----------           -----------

Total Benefits and Expenses                                          940,297               911,356               919,870
                                                                 -----------           -----------           -----------

Income from Continuing Operations Before Income Taxes                174,331               142,210               119,581
                                                                 -----------           -----------           -----------

Income taxes                                                          66,324                57,019                51,323
                                                                 -----------           -----------           -----------

Income from Continuing Operations                                    108,007                85,191                68,258
                                                                 -----------           -----------           -----------

DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued segment
     (net of income taxes of $(2,137), $670 and $2,589)               (3,968)                1,243                 4,807

Loss on sale of discontinued operations (less
     applicable income tax benefit of $13,181)                       (24,480)                 --                    --
                                                                 -----------           -----------           -----------

          NET INCOME                                             $    79,559           $    86,434           $    73,065
                                                                 ===========           ===========           ===========



   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                  Consolidated Statements of Changes in Equity

                                                           Other
                                                        Comprehensive          Retained              Total
                                                        Income/(Loss)          Earnings             Equity
---------------------------------------------------------------------------------------------------------------
(In thousands)
Balance at January 1, 1997                              $    85,730           $   784,646          $   870,376
Comprehensive Income
   Net income for 1997                                         --                  73,065               73,065
   Other comprehensive loss, net of tax
       Unrealized appreciation of  securities,
        net of reclassification adjustment                   66,279                  --                 66,279
                                                                                                   -----------
Comprehensive Income                                                                                   139,344
                                                        -----------           -----------          -----------
Balance at December 31, 1997                                152,009               857,711            1,009,720
Comprehensive Income
   Net income for 1998                                         --                  86,434               86,434
Other comprehensive income, net of tax
   Unrealized appreciation of  securities,
    net of reclassification adjustment                       45,130                  --                 45,130
                                                                                                   -----------
Comprehensive Income                                                                                   131,564
                                                        -----------           -----------          -----------
Balance at December 31, 1998                                197,139               944,145            1,141,284
Comprehensive Loss
   Net income for 1999                                         --                  79,559               79,559
Other comprehensive loss, net of tax
   Unrealized depreciation of  securities,
    net of reclassification adjustment                     (230,537)                 --               (230,537)
                                                                                                   -----------
Comprehensive Loss                                                                                    (150,978)
                                                        -----------           -----------          -----------
Balance at December 31, 1999                            $   (33,398)          $ 1,023,704          $   990,306
                                                        ===========           ===========          ===========


   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                      Consolidated Statements of Cash Flows


For the Years Ended December 31,                                                  1999                1998              1997
--------------------------------------------------------------------------------------------------------------------------------
(in thousands)

                       Cash Flows from Operating Activities
Net income                                                                    $    79,559        $    86,434        $    73,065
Adjustments to reconcile net income to net cash provided by operations:
  Capitalization of policy acquisition costs                                      (78,644)           (72,356)           (64,427)
  Amortization of deferred acquisition costs                                       52,668             42,223             43,223
  Policy fees on universal life and investment contracts                          (80,456)          (120,315)          (104,342)
  Interest credited on universal life and investment contracts                    132,213            146,081            160,417
  Depreciation and amortization                                                     6,294              4,750             18,682
  Premiums due and other receivables                                              (16,794)            (1,293)            (7,291)
  Net realized capital (gains)/losses                                                (803)            (3,912)            (9,655)
  Net realized loss on sale of discontinued operations                             37,661               --                 --
  (Increase)/decrease in investment income due and accrued                         14,954             (1,136)                60
  (Increase) in amounts recoverable from reinsurers                               (18,419)            (6,372)            (4,329)
  (Decrease) in reserves for payment of future policy benefits                    (25,710)            (8,696)           (13,358)
  Increase/(decrease) in accrued income tax payable                                13,222             25,622             (4,526)
  Other, net                                                                       12,652              3,805             (6,693)
                                                                              -----------        -----------        -----------

     Net cash provided by operating activities                                    128,397             94,835             80,826
                                                                              -----------        -----------        -----------

                       Cash Flows from Investing Activities

Sale of investments:
  Debt securities available for sale                                            1,624,576          1,837,209          1,235,274
  Equity securities                                                                12,003             35,496             20,374
  Real estate                                                                         853              9,937             87,875
  Other                                                                             3,884             18,074             14,355

Maturity and other principal repayments:
  Debt securities available for sale                                              415,888            496,283            472,474
  Mortgage loans                                                                   17,596              2,357             61,813
  Other                                                                             3,963               --                 --

Cost of investments acquired:
  Debt securities available for sale                                           (1,752,394)        (2,315,067)        (1,772,007)
  Equity securities                                                               (12,097)           (26,390)           (15,268)
  Real estate                                                                      (1,366)              (293)           (15,600)
  Other                                                                           (39,139)           (17,917)           (15,503)

Change in policy loans, net                                                        (4,044)             4,613             13,084
(Increase)/decrease in short-term investments, net                                 (5,910)            42,446             (5,955)
Purchases of furniture and equipment, net                                         (10,900)            (9,446)            (4,116)
Sale of discontinued operations                                                  (160,332)              --                 --
                                                                              -----------        -----------        -----------

     Net cash provided by investing activities                                     92,581             77,302             76,800
                                                                              -----------        -----------        -----------


   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                Consolidated Statements of Cash Flows - Continued


For the Years Ended December 31,                                   1999             1998              1997
------------------------------------------------------------------------------------------------------------
(in thousands)

                        Cash Flows from Financing Activities

Deposits for universal life and investment contracts            $ 605,568        $ 589,070        $ 653,233
Withdrawals from universal life and investment contracts         (641,296)        (605,821)        (552,311)
Transfers to separate accounts                                   (146,981)        (147,708)        (236,008)
Issuance/(repayment) of debt                                      167,228           90,772           24,842
(Increase)/decrease in net broker dealer receivables             (192,484)        (111,046)         (47,632)
                                                                ---------        ---------        ---------

     Net cash used by financing activities                       (207,965)        (184,733)        (157,876)
                                                                ---------        ---------        ---------

     Net increase/(decrease) in cash and cash equivalents          13,013          (12,596)            (250)

Cash and cash equivalents
     Beginning of the year                                         24,468           37,064           37,314
                                                                ---------        ---------        ---------
     End of the year                                            $  37,481        $  24,468        $  37,064
                                                                =========        =========        =========


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For The Years Ended December 31, 1999, 1998 and 1997

                            (in thousands of dollars)
--------------------------------------------------------------------------------

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Organization and Basis of Presentation
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.


The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.


New Accounting Pronouncements

As of January 1, 1999, the Company adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for determining when and how to measure assets and liabilities associated with guaranty fund and other insurance related assessments. The Company also adopted SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" which gives guidance on accounting for the costs related to developing, obtaining, modifying and/or implementing internal use software. The adoption of SOP 97-3 and SOP 98-1 did not have a material effect on the Company's financial condition or results of operations.

As of January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. (SFAS) 130, "Reporting Comprehensive Income." SFAS No. 130 established standards for the reporting and display of comprehensive income and its components in the financial statements. The initial application of SFAS No. 130, required the reclassification of prior-year financial statements to reflect the components of comprehensive income.

In June 1998, the FASB issued Statement of Financial Accounting Standards No
(SFAS). 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earnings. In June 1999, the FASB issued SFAS No. 137 which defers the effective date for implementation of SFAS No. 133 to fiscal years beginning after June 15, 2000. Adoption of SFAS No. 133 is not expected to have a material effect on the Company's financial condition or results of operations.

Investments

Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. Prepayment assumptions for loan-backed and structured securities are obtained from broker dealer survey values or internal estimates. These assumptions are

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all such securities.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. The Company establishes valuation reserves for investment real estate when declines in value are deemed to be other then temporary based on an analysis of discounted future cash flows. Properties held for sale are carried at the lower of depreciated cost or fair value less selling costs. Valuation reserves are established for properties held for sale when the fair value less estimated selling costs is below depreciated cost. Real estate acquired through foreclosure is recorded at the lower of cost or fair value less estimated selling costs at the time of foreclosure. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include venture capital limited partnerships which are carried at fair value.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

The Company utilizes various financial instruments, such as interest rate swaps, financial futures and structured notes, to hedge against interest rate fluctuation. Most of these investments are recorded as accounting hedges using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

Other Assets

Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $50,971 and $46,292 at December 31, 1999 and 1998,

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

respectively. Related depreciation and amortization expense was $8,441, $8,586 and $8,183 for the years ended December 31, 1999, 1998 and 1997, respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill included in other assets amounted to $17,228 and $16,126 at December 31, 1999 and 1998, respectively. Goodwill amortization was $1,008, $806 and $808 for 1999, 1998 and 1997, respectively.


Deferred Acquisition Costs
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

Separate Accounts
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

Insurance Liabilities and Revenue Recognition
Participating Traditional Life and Life Contingent Annuity Products

Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

Universal Life Products and Other Annuity Products
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

Policyholders' Dividends
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 1999, participating insurance expressed as a percentage of insurance in force is 91%, and as a percentage of premium income is 83%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 1999.

Broker/Dealer Revenue Recognition
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

Federal Income Taxes
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $1,250.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Reclassification
Certain 1998 and 1997 amounts have been reclassified to conform with 1999 presentation.

2. DISCONTINUED OPERATIONS:
During 1999, the Company decided to exit the Disability Income (DI) line of business and entered into an indemnity reinsurance agreement with Christian Mutual Life Insurance Company and ACE Bermuda Ltd. to cede all of its remaining risk associated with this line. Under the agreement, effective July 1, 1999, the Company agreed to transfer assets with a fair market value of $167,750 to reinsure net liabilities of $139,889. The Company recognized a pretax loss of $37,661 on this transaction, including costs of sale. Under the agreement, 95% of the assets and liabilities were transferred to the reinsurer effective July 1, 1999. The remaining 5% of the related assets are being held in an escrow account under the Company's control, pending approval of the transaction by the State of New York. Accordingly,

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

reserves for payment of future policy benefits at December 31, 1999 include $7,458 related to the remaining 5% of the DI business.

As this is a disposal of a segment of business, the Company has modified the presentation in the accompanying income statements to separate the results of operations attributable to this business. Revenue from discontinued operations for the year ended December 31, 1999, 1998 and 1997 were $16,855, $28,854 and $29,884, respectively.

The reinsurance agreement is secured for the Company by a collateralized trust which names the Company as the beneficiary. As of December 31, 1999, the Company had a reinsurance recoverable from Christian Mutual of $141,707 which was secured by investment grade securities with a market value of $155,046 held in trust.

3.  INVESTMENTS:

Debt Securities

The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at estimated fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $8,703 and $3,056 as of December 31, 1999 and 1998, respectively.

                                                                        December 31, 1999
                                                 --------------------------------------------------------------
                                                                    Gross             Gross          Estimated
                                                  Amortized       Unrealized       Unrealized          Fair
                                                    Cost            Gains            Losses            Value
                                                 ----------       ----------       ----------       ----------
U.S. Treasury securities and U.S.
     Government and agency securities            $   10,527       $      119       $      178       $   10,468
States and political subdivisions                    11,600             --                 58           11,542
Foreign governments                                  19,854              758             --             20,612
Corporate securities                              2,678,302           69,875          116,357        2,631,820
Mortgage and other asset-backed securities        2,106,506            9,975           58,011        2,058,470
                                                 ----------       ----------       ----------       ----------
     Total bonds                                  4,826,789           80,727          174,604        4,732,912


Redeemable preferred stocks                             360             --                 11              349
                                                 ----------       ----------       ----------       ----------
     Total                                       $4,827,149       $   80,727       $  174,615       $4,733,261
                                                 ==========       ==========       ==========       ==========


                                                                          December 31, 1998
                                                 --------------------------------------------------------------
                                                                     Gross             Gross         Estimated
                                                  Amortized        Unrealized       Unrealized         Fair
                                                     Cost            Gains            Losses           Value
                                                 ----------       ----------       ----------       ----------
U.S. Treasury securities and U.S.
     Government and agency securities            $   13,109       $    1,271       $     --         $   14,380
States and political subdivisions                    12,094            2,216             --             14,310
Foreign governments                                  24,920            3,323             --             28,243
Corporate securities                              3,058,066          299,489            4,956        3,352,599
Mortgage and other asset-backed securities        2,006,891           86,271            4,399        2,088,763
                                                 ----------       ----------       ----------       ----------
     Total bonds                                  5,115,080          392,570            9,355        5,498,295


Redeemable preferred stocks                           2,696             --                 67            2,629
                                                 ----------       ----------       ----------       ----------
     Total                                       $5,117,776       $  392,570       $    9,422       $5,500,924
                                                 ==========       ==========       ==========       ==========

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The following table summarizes the amortized cost and estimated fair value of debt securities, including redeemable preferred stocks, as of December 31, 1999 by contractual maturity.

                                                                    Amortized        Estimated
                    Years to maturity:                                 Cost         Fair Value
                                                                   ----------       ----------
                    One or less                                    $  226,324       $  215,589
                    After one through five                            247,287          248,905
                    After five through ten                            523,294          545,057
                    After ten                                       1,723,378        1,664,891
                    Mortgage and other asset-backed securities      2,106,506        2,058,470
                                                                   ----------       ----------
                         Total bonds                                4,826,789        4,732,912
                    Redeemable preferred stocks                           360              349
                                                                   ----------       ----------

                         Total                                     $4,827,149       $4,733,261
                                                                   ==========       ==========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.5 years.

At December 31, 1999, the Company held $2,058,470 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,675,587 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $382,883. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,412,879 are rated AAA and include $16,617 of interest-only tranches. As of December 31, 1999 and 1998, the Company's investments included $370,541 and $475,699, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 37% and 42% of equity at December 31, 1999 and 1998, respectively.

At December 31, 1999, the largest industry concentration of the Company's portfolio was investments in the finance industry of $506,017 representing 11% of the total debt portfolio.

Proceeds during 1999, 1998 and 1997 from sales of available-for-sale securities were $1,623,191, $1,931,269 and $1,353,112, respectively. Gross gains and gross losses realized on those sales were $18,843 and $17,702, respectively, during 1999, $37,324 and $35,257, respectively, during 1998 and $21,799 and $8,990, respectively, during 1997.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 1999 and 1998, debt securities with amortized cost totaling $218,351 and $192,724, respectively, were less than investment grade. At December 31, 1999 and 1998, the Company held securities with a carrying value of $0 and $9,170, respectively, which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 1999 and 1998.

Equity Securities
During 1999, 1998 and 1997, the proceeds from sales of equity securities amounted to $12,003, $35,496 and $20,374, respectively. The gross gains and gross losses realized on those sales were $89 and $352, $3,095 and $239 and $975 and $239 for 1999, 1998 and 1997, respectively.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

Mortgage Loans

The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                                                     1999                     1998
                                                                  ------------             ------------
                     Property Type
                        Office building                               $ 1,366                  $ 9,204
                        Retail                                          8,414                    5,553
                        Dwellings                                      16,062                   24,741
                        Other                                           2,773                    3,130
                        Valuation Allowance                            (1,500)                  (3,800)
                                                                  ------------             ------------
                          Total                                       $27,115                  $38,828
                                                                  ============             ============



                                                                     1999                     1998
                                                                  ------------             ------------
                     Geographic Concentration
                        Northeast                                     $ 5,506                  $10,273
                        Midwest                                         5,515                    5,728
                        South                                          11,612                   12,075
                        West                                            5,982                   14,552
                        Valuation Allowance                            (1,500)                  (3,800)
                                                                  ------------             ------------
                          Total                                       $27,115                  $38,828
                                                                  ============             ============

The following table presents changes in the mortgage loan valuation allowance for the years presented:
                                                                     1999                     1998
                                                                  ------------             ------------
                     Balance at January 1                             $ 3,800                  $ 3,800
                        Reduction in provision                         (2,300)                       -
                        Charge-offs                                         -                        -
                                                                  ------------             ------------
                     Balance at December 31                           $ 1,500                  $ 3,800
                                                                  ============             ============

As of December 31, 1999 and 1998, the Company's mortgage loan portfolio contained no loans delinquent over 60 days or in foreclosure and there were no non-income producing mortgage loans for the preceding twelve months.

During 1999 and 1998, the Company did not restructure the terms of any outstanding mortgages. As of December 31, 1999 and 1998, the mortgage loan portfolio included $2,275 and $2,555, respectively, of restructured mortgage loans.

Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $305 and $258 in 1999 and 1998, respectively. Gross interest income from these loans included in net investment income totaled $211 and $236 in 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

At December 31, 1999 and 1998, no loans were considered to be impaired. The Company had no investments in impaired loans during the year ended December 31, 1999. The average recorded investment in impaired loans during the year ended December 31, 1998 was approximately $6,184. During 1998, $163 was received on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.

Real Estate
The following table summarizes the carrying value of the Company's real estate holdings at December 31.

                                                                 1999                     1998
                                                             -------------            -------------
                   Investment                                     $19,461                  $19,111
                   Properties held for sale                             -                    1,914
                   Less: Valuation allowance                       (4,000)                  (5,234)
                                                             -------------            -------------
                        Total                                     $15,461                  $15,791
                                                             =============            =============

At December 31, 1999 and 1998, accumulated depreciation on real estate amounted to $7,233 and $6,218, respectively. Depreciation expense on real estate totaled $1,015, $1,071 and $5,709 for the years ended December 31, 1999, 1998 and 1997, respectively. During 1997, the Company sold its largest real estate investment for $65,007 cash to an unrelated buyer. At the date of the sale, this property had a carrying value of $61,914, net of related reserves, resulting in a gain of $3,093.

Other
Investments on deposit with regulatory authorities as required by law were $6,444 and $7,104 at December 31, 1999 and 1998, respectively.


4.  INVESTMENT  INCOME AND CAPITAL GAINS:
----------------------------------------
The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                                                  1999                 1998                1997

                                                              -------------        -------------       -------------
           Debt securities                                       $ 385,963            $ 395,628           $ 390,852
           Equity securities                                           311                  206               1,371
           Mortgage loans                                            2,706                4,268              12,098
           Real estate                                               2,209                2,903              17,519
           Policy loans                                             39,371               39,760              40,921
           Short-term investments                                      830                2,032               2,428
           Other invested assets                                    17,446               11,330              21,268
                                                              -------------        -------------       -------------
           Gross investment income                                 448,836              456,127             486,457
                 Less: Investment expense                           11,104               11,430              26,251
                 Less: Discontinued operations                       6,510               11,167              12,071
                                                              -------------        -------------       -------------
           Investment income, net                                $ 431,222            $ 433,530           $ 448,135
                                                              =============        =============       =============


--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $1,066, $235 and $3,154 in 1999, 1998 and 1997, respectively.

                                                                   1999                1998               1997

                                                               -------------       -------------      -------------
           Debt securities                                        $ (4,506)             $   110           $ 12,991
           Equity securities                                          (263)               2,856                417
           Mortgage loans                                            2,300                  210                280
           Real estate                                                 173                4,148               (684)
           Other                                                     2,430               (2,109)              (811)
           Amortization of deferred acquisition costs                  669               (1,303)            (2,538)
                                                               -------------       -------------      -------------
           Net realized capital gains/(losses)                     $   803             $  3,912           $  9,655
                                                               =============       =============      =============


The following table summarizes the change in unrealized gains and losses for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                                                    1999                  1998               1997
                                                               ----------------       -------------      -------------
           Unrealized gains/(losses):
                Debt securities                                   $ (477,036)            $ 86,594          $ 160,850
                Equity securities                                        (43)              (2,092)               408
                Other                                                  5,555               (2,091)           (14,581)
                                                               ----------------       -------------      -------------
                                                                    (471,524)              82,411            146,677
                                                               ----------------       -------------      -------------
           Less:
                Deferred policy acquisition costs                    117,050              (12,841)           (45,043)
                Deferred income taxes                                123,937              (24,440)           (35,355)
                                                               ----------------       -------------      -------------

           Net change in unrealized gains/(losses)                $ (230,537)            $ 45,130           $ 66,279
                                                               ================       =============      =============

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

           Reclassification Adjustments                                 1999                1998                1997
                                                                    --------------      --------------      -------------
           Unrealized holding gains/(losses) arising
                during period                                         $ (255,859)            $ 53,576           $ 71,797
           Reclassification adjustment for gains included
                in net income                                             25,322                8,446              5,518
                                                                    --------------      --------------      -------------
           Unrealized gains/(losses) on investments, net
               of reclassification adjustment                         $ (230,537)            $ 45,130           $ 66,279
                                                                    ==============      ==============      =============


Reclassification adjustments reported in the above table for the years ended December 31, 1999, 1998 and 1997 are net of income tax expense of $13,635, $7,679 and $4,519, respectively, and $11,760, $5,815 and $2,875, respectively, relating to the effects of such amounts on deferred acquisition costs.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

5.  FAIR VALUE INFORMATION:
The following table summarizes the carrying value and estimated fair value of the Company's financial instruments as of December 31, 1999 and 1998.

                                                             1999                                 1998
                                                        ---------------------------------    ---------------------------------
                                                           Carrying            Fair             Carrying            Fair
                                                            Value              Value             Value              Value
                                                        ---------------    --------------    ---------------    --------------
     Financial Assets:
        Debt securities, available for sale                $ 4,733,261       $ 4,733,261        $ 5,500,924       $ 5,500,924
        Equity securities
             Common stock                                          276               276                158               158
             Non-redeemable preferred stocks                     3,673             3,673              4,003             4,003
        Mortgage loans                                          27,115            28,615             38,828            42,675
        Policy loans                                           642,420           612,501            638,376           605,144
        Cash and cash equivalents                               37,481            37,481             24,468            24,468
        Short-term investments                                   6,934             6,934              1,024             1,024
        Separate account assets                              2,865,366         2,865,366          2,302,937         2,302,937
        Other invested assets                                  137,766           137,766             98,571            98,571

     Financial Liabilities:
        Investment-type contracts
             Individual annuities                            $ 997,686       $ 1,011,298        $ 1,108,274       $ 1,143,373
             Guaranteed investment contracts                    22,786            21,353             39,571            40,556
             Other group annuities                              85,465            85,213            113,974           115,422
             Other policyholder funds                          339,937           339,937            340,761           340,761
                                                        ---------------    --------------    ---------------    --------------
       Total policyholder funds                              1,445,874         1,457,801          1,602,580         1,640,112
       Policyholder's dividends payable                         28,770            28,770             30,532            30,532
       Separate account liabilities                          2,865,366         2,865,366          2,302,937         2,302,937

The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The estimated fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The estimated fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The estimated fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The estimated fair values for the venture capital limited partnerships are based on values determined by the partnerships' managing general partners. The resulting estimated fair values may not be indicative of the value which could be negotiated in an actual sale.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities, guaranteed investment contracts and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts due under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 1999 and 1998, the Company had interest rate swaps with aggregate notional amounts equal to $20,000 and $95,000, respectively, with average unexpired terms of 7 months and 8 months, respectively. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $335 and $0, respectively, at December 31, 1999 and $2,248 and $0, respectively, at December 31, 1998. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current creditworthiness of the counterparties.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $34,457 and $38,144 as of December 31, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

6.  INCOME TAXES:
The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                                       1999                1998
                                                                   --------------      -------------
           Deferred tax assets
              Future policy benefits                                    $ 90,877           $ 92,909
              Dividend award                                              10,010             10,255
              Allowances for investment losses                             6,153              4,232
              Employee benefit liabilities                                30,479             29,762
              Unrealized investment losses                                17,934                  -
              Other                                                       17,256             18,677
                                                                   --------------      -------------
                     Total deferred tax asset                            172,709            155,835
                                                                   --------------      -------------

           Deferred tax liabilities
              Deferred acquisition costs                                 145,360            135,248
              Unrealized investment gains                                      -            105,993
              Other                                                       18,484             22,375
                                                                   --------------      -------------
                     Total deferred tax liability                        163,844            263,616
                                                                   --------------      -------------
           Net deferred tax liability                                     (8,865)           107,781
           Tax currently payable                                          40,784             34,853
                                                                   --------------      -------------
           Accrued income tax payable                                   $ 31,919          $ 142,634
                                                                   ==============      =============

The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                                       1999                1998               1997

                                                                   -------------       -------------      -------------
           Tax expense at 35%                                          $ 45,697            $ 50,443           $ 44,442
           Increase in income taxes resulting
           from:
              Differential earnings amount                                3,010               2,681              6,942

              Other                                                       2,299               4,565              2,528
                                                                   -------------       -------------      -------------
           Federal income tax expense                                  $ 51,006            $ 57,689           $ 53,912
                                                                   =============       =============      =============



--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The make up of the tax expense/(benefit) is as follows:

                                                                       1999                1998               1997
                                                                   -------------       -------------      -------------
           Continuing operations                                       $ 66,324            $ 57,019           $ 51,323
           Discontinued operations:
                Operations                                               (2,137)                670              2,589

                Sale                                                    (13,181)                  -                  -
                                                                   -------------       -------------      -------------
           Total federal income tax expense                            $ 51,006            $ 57,689           $ 53,912
                                                                   =============       =============      =============

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to include the Differential Earnings Amount (DEA) in each year's taxable income. This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined the Company's income tax returns through the year 1994 and is currently examining years 1995 through 1997. Management believes that an adequate provision has been made for potential assessments.


7.  BENEFIT  PLANS:
------------------

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                                  Pension Benefits                  Other Benefits
                                                                  ----------------                  --------------
                                                                1999            1998             1999            1998
                                                            -------------   -------------    -------------   -------------
           Benefit Obligation                                  $(90,293)       $(90,428)        $(27,808)      $ (26,439)
           Fair value of plan assets                             63,616          53,349                -               -
                                                            -------------   -------------    -------------   -------------
           Funded Status                                       $(26,677)       $(37,079)        $(27,808)      $ (26,439)
                                                            =============   =============    =============   =============
           Accrued benefit cost recognized in the
              consolidated balance sheet                       $(25,861)       $(22,530)        $(44,205)      $ (44,558)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                                  Pension Benefits                  Other Benefits
                                                                  ----------------                  --------------
                                                                1999            1998             1999            1998
                                                            -------------   -------------    -------------   -------------
           Discount rate                                        6.75%           6.75%            6.75%           6.75%
           Expected return on plan assets                       8.00%           8.00%               -               -
           Rate of compensation increase                        5.50%           5.50%            5.00%           5.00%

At December 31, 1999, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2000, grading to 5% for 2004. At December 31, 1998, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 1999, grading to 5% for 2004. The assumed health care cost trend rate used at December 31, 1997 in measuring the accumulated postretirement benefit obligation was 8.5% for 1998, grading to 5% for 2004. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The contributions made and the benefits paid from the plans were:

                                                                  Pension Benefits                  Other Benefits
                                                                  ----------------                  --------------
                                                                1999            1998             1999            1998
                                                            -------------   -------------    -------------   -------------
           Benefit cost recognized in                           $  5,072        $  5,692         $  1,140          $  831
              consolidated income statement

           Employer contribution                                   1,741           6,687            1,493           1,415

           Plan participants' contribution
                                                                       -               -                -               -
           Benefits paid
                                                                   3,593           3,229            1,493           1,415

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 1999, 1998 and 1997, the expense recognized for these plans was $11,192, $9,526 and $8,345, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 1999 and 1998 was $300,170 and $260,706, respectively.

8.  REINSURANCE:
---------------
The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                               Assumed             Ceded to
                                           Gross               From Other             Other                  Net
                                           Amount              Companies            Companies              Amount
                                       ---------------       ---------------      --------------       ----------------
     December 31, 1999:
       Life Insurance in Force           $ 33,554,483             $ 353,382         $ 8,185,527           $ 25,722,338
       Premiums
                                              149,187                 6,399              16,803                138,783
       Benefits
                                              455,518                15,629              32,705                438,442
       Reserves
                                            5,446,024                   175             220,656              5,225,543

     December 31, 1998:
       Life Insurance in Force           $ 32,066,821           $ 5,115,520         $ 5,954,701           $ 31,227,640
       Premiums
                                              166,708                10,586               5,940                171,354
       Benefits
                                              457,239                15,710              17,913                455,036
       Reserves
                                            5,594,712                 1,688              62,198              5,534,202

For the years ended December 31, 1999 and 1998, the above numbers include premiums from discontinued operations of $8,267 and $16,739, respectively, and benefits from discontinued operations of $8,651 and $9,888, respectively.

During 1997, the Company had gross premiums of $190,754, assumed premiums of $11,189 and ceded premiums of $6,723 and gross benefits of $492,857, assumed benefits of $14,293 and ceded benefits of $26,916. Reinsurance receivables with a carrying value of $205,559 and $55,119 were associated with a single reinsurer at December 31, 1999 and 1998, respectively.

--------------------------------------------------------------------------------

                            (In Thousands of Dollars)

--------------------------------------------------------------------------------


9. COMMITMENTS AND CONTINGENCIES:
--------------------------------
The Company and its subsidiaries are respondents in a number of proceedings, some of which involve extra-contractual damage in addition to other damages. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 1999, the Company had outstanding commitments totaling $70,757 relating to these investment activities. The fair value of these commitments approximates the face amount.


10. STATUTORY  INFORMATION:
---------------------------
State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.


The combined insurance companies' statutory capital and surplus at December 31, 1999 and 1998 was $558,700 and $495,212, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 1999, 1998 and 1997, was $76,680, $83,676 and $63,613, respectively.

The National Association of Insurance Commissioners has released a comprehensive guide to Statutory Accounting Principles, Accounting Practices and Procedures Manual - version effective January 1, 2001, (Codification) to provide a consistent basis of statutory accounting effective for years ending December 31, 2001. The Company does not expect the adoption of Codification to have a material effect on its statutory capital and surplus.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.


                                                               ERNST & YOUNG LLP

Philadelphia, Pennsylvania
January 28, 2000

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

APPENDIX A -- MINIMUM INITIAL PREMIUMS
--------------------------------------------------------------------------------

         The following table shows for Insureds of varying ages, the minimum initial premium for a Policy with the basic death benefit indicated. The table assumes the Insured will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

                                                                      Minimum
      Issue Age of          Sex of           Basic Death              Initial
        Insured            Insured            Benefit                Premium
-----------------------------------------------------------------------------
           25                 M              $ 50,000                 $289.00
-----------------------------------------------------------------------------
           30                 F              $ 75,000                 $459.00
-----------------------------------------------------------------------------
           35                 M              $ 75,000                 $651.00
-----------------------------------------------------------------------------
           40                 F              $100,000                 $931.00
-----------------------------------------------------------------------------
           45                 M              $100,000               $1,368.00
-----------------------------------------------------------------------------
           50                 F              $100,000               $1,456.00
-----------------------------------------------------------------------------
           55                 M              $100,000               $2,257.00
-----------------------------------------------------------------------------
           60                 F              $ 75,000               $1,787.00
-----------------------------------------------------------------------------
           65                 M              $ 75,000               $2,950.00
-----------------------------------------------------------------------------
           70                 F              $ 50,000               $2,117.00
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

APPENDIX B -- APPLICABLE PERCENTAGES


       Attained Age                 Percentage                 Attained Age                 Percentage
--------------------------- --------------------------- --------------------------  --------------------------
           0-40                         250                         61                         128
--------------------------- --------------------------- --------------------------  --------------------------
            41                          243                         62                         126
--------------------------- --------------------------- --------------------------  --------------------------
            42                          236                         63                         124
--------------------------- --------------------------- --------------------------  --------------------------
            43                          229                         64                         122
--------------------------- --------------------------- --------------------------  --------------------------
            44                          222                         65                         120
--------------------------- --------------------------- --------------------------  --------------------------
            45                          215                         66                         119
--------------------------- --------------------------- --------------------------  --------------------------
            46                          209                         67                         118
--------------------------- --------------------------- --------------------------  --------------------------
            47                          203                         68                         117
--------------------------- --------------------------- --------------------------  --------------------------
            48                          197                         69                         116
--------------------------- --------------------------- --------------------------  --------------------------
            49                          191                         70                         115
--------------------------- --------------------------- --------------------------  --------------------------
            50                          185                         71                         113
--------------------------- --------------------------- --------------------------  --------------------------
            51                          178                         72                         111
--------------------------- --------------------------- --------------------------  --------------------------
            52                          171                         73                         109
--------------------------- --------------------------- --------------------------  --------------------------
            53                          164                         74                         107
--------------------------- --------------------------- --------------------------  --------------------------
            54                          157                       75-90                        105
--------------------------- --------------------------- --------------------------  --------------------------
            55                          150                         91                         104
--------------------------- --------------------------- --------------------------  --------------------------
            56                          146                         92                         103
--------------------------- --------------------------- --------------------------  --------------------------
            57                          142                         93                         102
--------------------------- --------------------------- --------------------------  --------------------------
            58                          138                         94                         101
--------------------------- --------------------------- --------------------------  --------------------------
            59                          134                         95                         100
--------------------------- --------------------------- --------------------------  --------------------------
            60                          130
--------------------------- --------------------------- --------------------------  --------------------------

                                   PROSPECTUS
                                       FOR
                               CORNERSTONE VUL III
                   a flexible premium adjustable variable life
                 insurance policy issued by THE PENN MUTUAL LIFE
                                INSURANCE COMPANY
                               and funded through
                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     The Penn Mutual Life Insurance Company
                             Philadelphia, PA 19172
                                  800-523-0650

         The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. These and other Policy provisions are described in this Prospectus.


--------------------------------------------------------------------------------------------------------------------
Penn Series Funds, Inc.                                          Manager
         Money Market Fund                                       Independence Capital Management, Inc.
         Limited Maturity Bond Fund                              Independence Capital Management, Inc.
         Quality Bond Fund                                       Independence Capital Management, Inc.
         High Yield Bond Fund                                    T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                   T. Rowe Price Associates, Inc.
         Growth Equity Fund                                      Independence Capital Management, Inc.
         Large Cap Value Fund                                    Putnam Investment Management, Inc.
         Index 500 Fund                                          Wells Capital Management Incorporated
         Mid Cap Growth Fund                                     Turner Investment Partners, Inc.
         Mid Cap Value Fund                                      Neuberger Berman Management, Inc.
         Emerging Growth Fund                                    RS Investment Management, Inc.
         Small Cap Value Fund                                    Royce & Associates, Inc.
         International Equity Fund                               Vontobel USA, Inc.
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisors Management Trust                       Manager
         Balanced Portfolio                                      Neuberger Berman Management Incorporated
--------------------------------------------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund           Manager
         Equity-Income Portfolio                                 Fidelity Management and Research Company
         Growth Portfolio                                        Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund II        Manager
         Asset Manager Portfolio                                 Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley's The Universal Institutional Funds,              Manager
Inc.
         Emerging Markets Equity (International) Portfolio       Morgan Stanley Asset Management
--------------------------------------------------------------------------------------------------------------------

     Please note that the Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
                                   May 1, 2000

                        Guide to Reading this Prospectus

         This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

         The prospectus is arranged as follows:

o The first section is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

o The next section contains illustrations of a hypothetical Policy that help clarify how the Policy works. The "Illustrations" section start on page 21.

o After the Illustrations section is the "Additional Information" section. It gives additional information about Penn Mutual, Penn Mutual Variable Life Account I and the Policy. It generally does not repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 38.

o The financial statements for Penn Mutual and Penn Mutual Variable Life Account I follow the Additional Information section. They start on page 52.

o Appendices A and B are after the financial statements. The Appendices are referred to in the Basic Information section. They provide specific information and examples to help you understand how the Policy works.


                                   **********

         The prospectuses of the funds that accompany this prospectus contains important information that you should know about the investments that may be made under the Policy. You should read the relevant prospectus(es) carefully before you invest.

                                BASIC INFORMATION

         This part of the prospectus provides answers to basic questions that may be asked about the Policy. Here are the page numbers where the questions and answers appear.

Question                                                                    Page
--------                                                                    ----
What Is the Policy?............................................................4
Who Owns the Policy?...........................................................4
What Payments Must Be Made Under the Policy?...................................5
How Will the Value of the Policy Change Over Time?.............................7
What Are the Fees and Charges Under the Policy?................................7
What Are the Fees and Expenses Paid by the Investment Funds?..................10
Are There Other Charges That Penn Mutual Could Deduct in the Future?..........12
How Can I Change My Policy's Investment Allocations?..........................12
What Is a Policy Loan?........................................................13
How Can I Withdraw Money from My Policy?......................................14
What Is the Timing of Transactions Under the Policy?..........................14
How Much Life Insurance Does the Policy Provide?..............................15
Can I Change Insurance Coverage Under My Policy?..............................16
What Are the Supplemental Benefit Riders That I Can Buy?......................17
Do I Have the Right to Cancel My Policy?......................................18
Can I Choose Different Payout Options Under My Policy? .......................19
How Is the Policy Treated for Federal Income Tax Purposes?....................19
How Do I Communicate With Penn Mutual?........................................19
How Does Penn Mutual Communicate With Me?.....................................20

What Is the Policy?

         The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

         You will have several options under the Policy. Here are some major ones:

o        Determine when and how much you pay to us under the Policy

o Determine when and how much to allocate your policy value to the investment options

o        Borrow from your Policy

o        Change the beneficiary who will receive the death benefit

o        Change the amount of insurance protection

o        Change the death benefit option you have selected under your Policy

o Surrender or partially surrender your Policy for all or part of its net cash surrender value

o Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

         Most of these options are subject to limits that are explained later in this prospectus.

         If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination of the proposed insured. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application.

         The maturity date of a Policy is the policy anniversary nearest the insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the policy value less any policy loan on the maturity date. Upon written request of the owner, the policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net policy value.

Who Owns the Policy?

         You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that the reader is the owner or the person who has whatever right or privilege we are discussing.

What Payments Must Be Made Under the Policy?

Premium Payments

         Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

         Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

         We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium\Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law.

         If you make a premium payment that exceeds certain other limits imposed under federal tax law, you could incur a penalty on the amount you take out of the Policy. We will monitor the Policy and will attempt to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a "modified endowment contract" under the Code. See How Much Life Insurance Does the Policy Provide? and How Is the Policy Treated for Federal Income Tax Purposes? below.

Planned Premiums

         The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient net cash surrender value to pay Policy charges. You need only pay enough premium to maintain net cash surrender value sufficient to pay Policy charges. See Three Year No-Lapse Feature and Lapse and Reinstatement below.

Ways to Pay Premiums

         If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

         We will also accept premiums:


o        by wire or by exchange from another insurance company,

o via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

o        if we agree to it, through a salary deduction plan with your employer.

         You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

Three Year No-Lapse Feature

         Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if

         (a) the total premiums you have paid, less any partial surrenders you made,

              equal or exceeds

         (b) the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three year no-lapse provision to three years after the effective date of the increase.

         The "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

         The three year no-lapse feature will not apply if the amount borrowed under your Policy results in excessive indebtedness. See What Is a Policy Loan? later in this section.

Lapse and Reinstatement

         If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the three-year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

         If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loan.

         If the Policy terminates, you can reinstate it within five years from the beginning of the grace period if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

Premiums Upon an Increase in the Specified Amount.

         If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See Changes in the Specified Amount of Insurance on page 17. We will notify you if an additional premium or a change in planned premiums is necessary.

How Will the Value of the Policy Change Over Time?

         From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the net first premium will be invested in the Penn Series Money Market Fund during the free look period of time).

         Your policy value, which is allocated (or transferred) to the variable investment options, will vary with the investment performance of the underlying investment funds.

         The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

         At any time, your policy value is equal to:

o        the net premiums you have paid,

o plus or minus the investment results in the part of your policy value allocated to the variable investment options,

o plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option,

o        minus policy charges we deduct, and

o        minus partial surrenders you have made.

         If you borrow money under your Policy, other factors affect your policy value. See What is a Policy Loan? later in this section.

         For more information on policy values and the variable and fixed investment options, see More Information About Policy Values in the Additional Information section of this prospectus.

What Are the Fees and Charges Under the Policy?

Premium Charge

o Premium Charge - 7.5% (currently reduced to 5.75% for all premiums paid in excess of the maximum surrender charge) is deducted from premium payments before allocation to the investment options. It consists of 3.5% to cover state premium taxes and the federal income tax burden (DAC tax) that we expect will result from the receipt of premiums and 4% (currently reduced to 2.25% for all premiums paid in excess of the maximum surrender charge) to partially compensate us for the expense of selling and distributing the Policies. State premium taxes range from 0.5% to 3.5%; some states do not impose premium taxes. We will notify you in advance if we change our current rates.

Monthly Deductions

o Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by attained age and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy, based on our examination of information bearing on insurance risk. Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insured's attained age increases. We currently place people we insure in the following rate classes: a smoker, nonsmoker or preferred nonsmoker rate class, or a rate class involving a higher mortality risk (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between smoker and nonsmoker. They are assigned to a smoker class at age 20 unless they have provided satisfactory evidence that they qualify for a nonsmoker class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

o Administrative Charge - A monthly charge to help cover our administrative costs. This charge has two parts: (1) a flat dollar charge of up to $9 (Currently, the flat charge is $8 - we will notify you in advance if we change our current rates); and (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.10 per $1,000 per month of initial specified amount of insurance), and for the first 12 months after an increase in the specified amount of insurance, a charge based on the increase ($0.10 per $1,000 increase in the specified amount of insurance). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and Policy changes, reporting and overhead costs, processing applications and establishing Policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

o Optional Supplemental benefit charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

Daily Mortality and Expense Risk Charge

         We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% for the duration of the policy. Our current charge is 0.45%. We will notify you in advance if we change our current rates. We may realize a profit from this charge, and if we do, it will be added to our surplus.

         The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration.

Transfer Charge

         We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

Surrender Charge

         If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

         With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

         (a) = 25% of the lesser of (i) the sum of all premiums paid and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);

         (b) = an administrative charge based on the initial amount of insurance and the Insured's age at the issue date (ranging from $1.00 up to attained age 9 to $7.00 at age 60 and over, per $1,000 of initial specified amount of insurance); and

         (c) = the applicable surrender factor from the table below in which the policy year is determined.

         With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

         (a) = an administrative charge based on the increase in the initial amount of insurance and the insured's attained age on the effective date of the increase (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 is initial specified amount of insurance; and

         (b) = the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

--------------------------------------------------------------------------------
              Surrender During Policy Year            Surrender Factor
--------------------------------------------------------------------------------
                    1st through 7th                         1.00
--------------------------------------------------------------------------------
                          8th                                .80
--------------------------------------------------------------------------------
                          9th                                .60
--------------------------------------------------------------------------------
                          10th                               .40
--------------------------------------------------------------------------------
                          11th                               .20
--------------------------------------------------------------------------------
                     12th and later                           0
--------------------------------------------------------------------------------

         If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured's rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests.

         If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

         We do not anticipate making any profit on the administrative charge component of the surrender charge.

Partial Surrender Charge

         If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

What Are the Fees and Expenses Paid by the Investment Funds?

         The following tables show the fees and expenses paid by the investment funds.

Penn Series Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                               Management        Administrative                                      Total
                                  Fees            and Corporate      Accounting        Other          Fund
                             (after waiver)       Service Fees          Fees          Expenses      Expenses
                             --------------      --------------      ----------       --------      --------
Money Market (1) ..........       0.20%              0.15%              0.08%          0.08%          0.51%
Limited Maturity Bond(1) ..       0.30%              0.15%              0.08%          0.03%          0.56%
Quality Bond(1) ...........       0.35%              0.15%              0.08%          0.10%          0.68%
High Yield Bond(2) ........       0.50%              0.15%              0.08%          0.09%          0.82%
Flexibly Managed(1) .......       0.60%              0.15%              0.05%          0.06%          0.86%
Growth Equity(1) ..........       0.65%              0.15%              0.06%          0.05%          0.91%
Large Cap Value(1)* .......       0.60%              0.15%              0.06%          0.05%          0.86%


Index 500 Fund(1). . . . . .      0.07%              0.09%              0.06%          0.03%          0.25%(3)
Mid Cap Growth Fund(1). .         0.70%              0.15%              0.08%          0.07%          0.86%
Mid Cap Value Fund(1). .          0.55%              0.15%              0.08%          0.08%          0.86%
Emerging Growth(2). . . . .       0.73%              0.15%              0.07%          0.09%          1.04%
Small Cap Value (1)*. . . . .     0.85%              0.15%              0.08%          0.09%          1.17%
International Equity(1). . .      0.85%              0.15%              0.08%          0.10%          1.18%

----------------------
(1)  The expenses are estimates provided by the Funds' investment adviser.
(2)  The expenses are for the last fiscal year.
(3) The total expenses for the Index 500 Fund are estimated to be 0.31% if the Fund's administrator does not waive its Administrative and Corporate Services Fee.

* Prior to May 1, 2000, the Penn Series Large Cap Value Fund was the Penn Series Value Equity Fund and the Penn Series Small Cap Value Fund was the Penn Series Small Capitalization Fund.

--------------------------------------------------------------------------------

Neuberger  Berman Advisers Management Trust (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                        Management,
                                       Advisory and
                                      Administration      Other       Total Fund
                                           Fees          Expenses      Expenses
                                      --------------     --------     ----------
Balanced.............................      0.85%          0.18%          1.03%


----------------------
(a) Neuberger Berman Advisers Management Trust (the "Trust") is divided into portfolios (each a "Portfolio"). Each Portfolio invests in a corresponding series ("Series") of the Trust. This table shows the current expenses paid by the Balanced Portfolio and the Portfolio's share of the current expenses of its Series. See "Expenses" in the Trust's Prospectus.

--------------------------------------------------------------------------------

Fidelity Investments' Variable Insurance Products Fund (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                        Management        Other       Total Fund
                                           Fee           Expenses      Expenses
                                        ----------       --------     ----------
Equity-Income........................      0.49%          0.07%         0.56%
Growth...............................      0.59%          0.06%         0.65%


----------------------
(a) These expenses are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.57% for the Equity Income Portfolio and 0.66% for the Growth Portfolio.

--------------------------------------------------------------------------------

Fidelity Investments' Variable Insurance Products Fund II
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                        Management Fee     Other      Total Fund
                                        (After Waiver)   Expenses      Expenses
                                        --------------   --------     ----------
Asset Manager (a)....................       0.54%          0.08%         0.62%

----------------------
(a) The expenses presented are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.63% for the Asset Manager Portfolio.

--------------------------------------------------------------------------------

Morgan Stanley's The Universal Institutional Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                                     Management        Other       Total Fund
                                                        Fee          Expenses       Expenses
                                                     ----------      --------      -----------
Emerging Markets Equity (International).........        1.25%         0.50%           1.75%

--------------------------------------------------------------------------------


Are There Other Charges That Penn Mutual Could Deduct in the Future?

         We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

         Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

How Can I Change My Policy's Investment Allocations?

Future Premium Payments

         You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

Transfers Among Existing Investment Options

         You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

o the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

o if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

o        we may defer transfers under certain conditions;

o        transfers may not be made during the free look period;

o transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year.

         The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so.

Dollar Cost Averaging

         This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interested option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assume a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may discontinue the program at any time.

Asset Rebalancing

         This program automatically reallocates your policy value among the variable investment options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the variable investment options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the Rebalancing Program. You may discontinue the program at any time.

What Is a Policy Loan?

         You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250.

         Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is withdrawn from the variable investment options and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the options. The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter. With the interest we credit to the special loan account, the net cost of the policy loan is 1% during the first ten policy years and 0.25% thereafter.

         You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

           If your Policy lapses (see What Payments Must Be Paid Under the Policy?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See Federal Income Tax Considerations in the Additional Information section of this prospectus.

         The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan.

         If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How Can I Withdraw Money from My Policy?

Full Surrender

         You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value." You must return your Policy when you request a full surrender.

Partial Surrender

         You may partially surrender your Policy for net cash surrender value, subject to the following conditions:

o the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

o        no more than four partial surrenders may be made in a policy year;

o        each partial surrender must be at least $250;

o a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250;

o during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

         If you elected the Option 1 insurance coverage (see How Much Insurance Does My Policy Provide? below), a partial surrender may reduce your specific amount of insurance.

         If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

What Is the Timing of Transactions Under the Policy?

         We will ordinarily pay any death benefit, loan proceeds or partial or full surrender proceeds, and will make transfers among the investment options and the fixed interest option, within seven days after receipt at our office of all the documents required for completion of the transaction. Other than the death benefit, which is determined as of the date of death, transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. A valuation period is the period commencing with the close of the New York Stock Exchange and ending at the close of the next succeeding business day of the New York Stock Exchange.

         A planned premium and an unplanned premium which does not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the designated investment options based on values at the end of the valuation period in which we receive the premium.

         Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series money market investment option until our evaluation has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

         We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

         We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

How Much Life Insurance Does the Policy Provide?

         In your application for the Policy, you will tell us how much life insurance coverage you want on the life of the insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance that you can purchase is $50,000.

Death Benefit Options

         When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

o Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of the insured's death.

o Option 2 - The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or (b) the "applicable percentage" of the policy value on the date of the insured's death.

         The "applicable percentages" depend on the life insurance qualification test you chose on the application. If you chose the Guideline Premium Test/Cash Value Corridor Test, the "applicable percentage" is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 100. For the Cash Value Accumulation Test, the "applicable percentages" will vary by attained age and the insurance risk characteristics. A table showing "sample applicable percentages" is included as Appendix B.

         If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value. To see how and when investment performance may begin to affect the death benefit, see the Illustrations section of this prospectus.

         Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

IRC Qualification

         For a Policy to be treated as a life insurance contract under the Internal Revenue Code, it must pass one of two tests -- a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

o Cash Value Accumulation Test - Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

o Guideline Premium/Cash Value Corridor Test - The Policy must at all times satisfy a guideline premium requirement and a cash value corridor requirement. Under the guideline premium requirement, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

         The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

         The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

Can I Change Insurance Coverage Under My Policy?

Change of Death Benefit Option

         You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

o        after the change, the specified amount of insurance must be at least
         $50,000;

o no change may be made in the first policy year and no more than one change may be made in any policy year;

o if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.



Changes in the Specified Amount of Insurance

         You may increase the specified amount of insurance, subject to the following conditions:

o you must submit an application along with evidence of insurability acceptable to Penn Mutual;

o        you must return your policy so we can amend it to reflect the increase;

o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

         If you increase the specified amount within the first three policy years, the three year no-lapse period will be extended.

         You may decrease the specified amount of insurance, subject to the following conditions:

o        no change may be made in the first policy year;

o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

o no decrease may be made within one year of an increase in the specified amount;

o any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

Tax Consequences

         See Federal Income Tax Considerations in the Additional Information section of this Prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.


What Are the Supplemental Benefit Riders That I Can Buy?

         We offer supplemental benefit riders that may be added to your Policy. There are monthly charges for the riders, in addition to the charges described above. If any of these riders are added to your Policy, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

         Additional Insured Term Insurance. Provides a death benefit payable on the death of an additional insured. More than one rider can be added to your Policy. There is no cash value for this benefit.

         Accidental Death Benefit. Provides a death benefit payable if the Insured's death results from certain accidental causes. There is no cash value for this benefit.

         Business Accounting Benefit. For Policies sold in certain corporate markets, the rider provides enhanced early year surrender values.

         Children's Term Insurance. Provides a death benefit payable on the death of a covered child. More than one child can be covered. There is no cash value for this benefit.

         Disability Waiver of Monthly Deduction. Provides for the waiver of the monthly deductions upon total disability of the insured.

         Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit. Provides for the waiver of the monthly deductions and payment of stipulated premiums upon total disability of the Insured. If Option 1 is in effect at the time this benefit becomes effective, it will be changed to Option 2.

         Guaranteed Continuation of Policy. Guarantees that the policy will remain in force and a death benefit will be payable regardless of the sufficiency of the net cash surrender value.

         Guaranteed Option to Extend Maturity Date. Allows the owner to extend the maturity date of the Policy, subject to conditions and limitations.

         Guaranteed Option to Increase Specified Amount. Allows the owner to increase the specified amount without evidence of insurability.

         Return of Premium Supplemental Term Insurance. Provides term insurance which will not be less than the amount of all premiums paid up to the most recent policy month. It is only available on policies that provide an Option 1 death benefit. There is no cash value for this benefit.

         Supplemental Term Insurance. Provides a death benefit payable on the death of the primary insured. There is no cash value for this benefit.

         Additional rules and limits apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

Do I Have the Right to Cancel My Policy?

         You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

         In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the "free look" period. At the end of the period, the money will be transferred to the investment options you have chosen.

Can I Choose Different Payout Options Under My Policy?

Choosing a Payout Option

         You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy. Periodic payments may not be less than $50 each.

Changing a Payment Option

         You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

Tax Impact

         There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

How Is the Policy Treated for Federal Income Tax Purposes?

         Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not subject to income tax as long as we do not pay them out to you.

         Assuming your Policy is not treated as a "modified endowment contract" under federal income tax law, distributions from the Policy are generally treated as first recovering the investments in the Policy and then, only after the return of all investment in the Policy, as receiving taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing.

         However, some of the tax rules change if your Policy is found to be a "modified endowment contract." This can happen if you have paid more than a certain amount of premiums in relation to the insurance provided under the Policy. Under those circumstances, additional taxes and penalties may be payable for Policy distributions and loans.

         For further information about the qualifications of the Policy as life insurance under federal tax law and the tax consequences of owning a Policy, see Federal Income Tax Considerations in the Additional Information section of this prospectus.

How Do I Communicate With Penn Mutual?

General Rules

         You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing C3V, 600 Dresher Road, Horsham, Pennsylvania, 19044.

         Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

o        policy loans in excess of $5,000, and full and partial surrenders

o        change of death benefit option

o        changes in specified amount of insurance

o        change of beneficiary

o        election of payment option for Policy proceeds

o        tax withholding elections

o        grant of telephone transaction privileges to third parties

         You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as

"received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 5:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

         We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

Telephone Transactions

         You may request transfers among investment options by calling our office. In addition, if you complete a special authorizing form, you may authorize your Penn Mutual agent or other third person to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. In addition, we also reserve the right to suspend or terminate the privilege altogether. We may require certain identifying information to process a telephone transfer.

How Does Penn Mutual Communicate With Me?

         At least each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for the Separate Account and for each Fund underlying a subaccount to which you have allocated policy value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre- authorized check), or if you borrow money under your policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you.

                                  ILLUSTRATIONS

         The tables on the following pages show how values under a hypothetical Policy change with investment performance over an extended period of time. The tables illustrate how policy values, net cash surrender values and death benefits under a Policy covering the insured of a given age on the issue date, would vary over time if planned premiums were paid annually and the return on the assets in the selected funds were a uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years shown. The tables also show planned premiums accumulated at 5% interest. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by an Owner, prevailing rates and rates of inflation.

         The tables reflect the daily charge against the investments for the mortality and expense risks we assume, which is equivalent to an effective annual charge of 0.45% of assets at the current rate and 0.90% at the maximum guaranteed rate. In addition, the tables assume an average annual expense ratio of 0.85% of the underlying investment funds available under the Policies. The average annual expense ratio is based on a the expense ratios of each of the funds for their last fiscal year or, in the case of certain funds, estimates of their expense ratios. In the absence of certain voluntary waivers of fees and limitations on expenses, the average annual expense ratios of the investment funds would have been 0.91%. We expect the fee waivers and expense limitations to continue past the end of the current year. If they were discontinued and expenses increased, the values in the illustration would be lower. For information on fund expenses, see What Are the Fees and Expenses Paid by the Investment Funds? in the Basic Information section of this prospectus.

         After deduction of fund expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.25%, 4.75% and 10.75%, respectively, at current rates, and -1.75%, 4.25% and 10.25%, respectively, at guaranteed rates.

         The tables also reflect the deduction of the monthly administrative charge and the monthly cost of insurance charge for the hypothetical insured persons. Our current cost of insurance charges and the higher guaranteed maximum cost of insurance charges we have the contractual right to charge are reflected in separate tables on the following pages.

         The illustrations are based on our sex distinct rates for standard nonsmokers. Upon request, we will furnish a comparable illustration based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

         For New Jersey residents, the illustrations using current cost of insurance rates may differ. Upon request, we will furnish illustrations reflecting current costs and changes for New Jersey residents.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 35                                                   Non-Smoker


                               $750 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1
           LIFE INSURANCE QUALIFICATION TEST -CASH VALUE ACCUMULATION

                    USING GUARANTEED COST OF INSURANCE RATES

                                 0% Hypothetical                      6% Hypothetical                       12% Hypothetical
            Premiums        Gross Investment Return              Gross Investment Return                 Gross Investment Return
           Accumulated
 End of        at                  Net Cash                             Net Cash                               Net Cash
 Policy   5% Interest    Policy   Surrender     Death        Policy     Surrender     Death         Policy     Surrender     Death
  Year      Per Year      Value     Value      Benefit        Value       Value      Benefit         Value       Value      Benefit
    1            788       361          0      75,000           392           0      75,000            424           0      75,000
    2          1,614       800        337      75,000           888         426      75,000            980         518      75,000
    3          2,483     1,224        761      75,000         1,398         935      75,000          1,587       1,124      75,000
    4          3,394     1,632      1,170      75,000         1,921       1,458      75,000          2,247       1,785      75,000
    5          4,351     2,024      1,562      75,000         2,457       1,994      75,000          2,966       2,504      75,000
    6          5,357     2,400      1,937      75,000         3,006       2,544      75,000          3,749       3,287      75,000
    7          6,412     2,756      2,294      75,000         3,567       3,104      75,000          4,602       4,139      75,000
    8          7,520     3,095      2,725      75,000         4,140       3,770      75,000          5,530       5,160      75,000
    9          8,683     3,414      3,136      75,000         4,723       4,446      75,000          6,541       6,264      75,000
   10          9,905     3,713      3,528      75,000         5,319       5,134      75,000          7,644       7,459      75,000
   15         16,993     4,861      4,861      75,000         8,424       8,424      75,000         14,862      14,862      75,000
   20         26,039     5,252      5,252      75,000        11,597      11,597      75,000         26,145      26,145      75,000
   25         37,585     4,389      4,389      75,000        14,369      14,369      75,000         43,966      43,966      88,571
   30         52,321     1,428      1,428      75,000        15,920      15,920      75,000         70,854      70,854     124,766

(1)    Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 35                                                   Non-Smoker


                               $750 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1
           LIFE INSURANCE QUALIFICATION TEST -CASH VALUE ACCUMULATION

                      USING CURRENT COST OF INSURANCE RATES

                             0% Hypothetical                       6% Hypothetical                        12% Hypothetical
          Premiums       Gross Investment Return               Gross Investment Return                Gross Investment Return
         Accumulated
End of       at                 Net Cash                              Net Cash                               Net Cash
Policy   5% Interest   Policy   Surrender    Death         Policy     Surrender     Death         Policy     Surrender      Death
 Year     Per Year     Value      Value     Benefit         Value       Value      Benefit         Value       Value       Benefit
  1          788        388         0      75,000            420           0      75,000            452           0        75,000
  2        1,614        866       403      75,000            958         496      75,000          1,055         592        75,000
  3        2,483      1,330       868      75,000          1,514       1,052      75,000          1,714       1,252        75,000
  4        3,394      1,782     1,319      75,000          2,090       1,627      75,000          2,437       1,975        75,000
  5        4,351      2,221     1,758      75,000          2,685       2,223      75,000          3,231       2,768        75,000
  6        5,357      2,647     2,184      75,000          3,302       2,839      75,000          4,103       3,641        75,000
  7        6,412      3,060     2,597      75,000          3,940       3,478      75,000          5,061       4,599        75,000
  8        7,520      3,456     3,085      75,000          4,597       4,227      75,000          6,111       5,741        75,000
  9        8,683      3,831     3,554      75,000          5,270       4,992      75,000          7,260       6,982        75,000
 10        9,905      4,187     4,002      75,000          5,959       5,774      75,000          8,517       8,332        75,000
 15       16,993      5,618     5,618      75,000          9,648       9,648      75,000         16,890      16,890        75,000
 20       26,039      6,359     6,359      75,000         13,702      13,702      75,000         30,406      30,406        75,000
 25       37,585      6,220     6,220      75,000         18,098      18,098      75,000         52,334      52,334       105,429
 30       52,321      4,573     4,573      75,000         22,473      22,473      75,000         86,546      86,546       152,398

(1)  Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $8.00 in all years and a mortality and expense risk charge of 0.45% of assets in all years.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company

Male Issue Age: 35                                                  Non-Smoker


                              $1,200 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2
           LIFE INSURANCE QUALIFICATION TEST -CASH VALUE ACCUMULATION

                    USING GUARANTEED COST OF INSURANCE RATES

                                 0% Hypothetical                      6% Hypothetical                      12% Hypothetical
             Premiums        Gross Investment Return              Gross Investment Return               Gross Investment Return
           Accumulated
 End of        at                   Net Cash                              Net Cash                             Net Cash
 Policy    5% Interest    Policy    Surrender     Death        Policy     Surrender    Death         Policy    Surrender     Death
  Year      Per Year      Value       Value      Benefit        Value       Value     Benefit        Value       Value      Benefit
    1          1,260        769         307      75,769           825         363     75,825           882         419      75,882
    2          2,583      1,608       1,146      76,608         1,772       1,309     76,772         1,942       1,480      76,942
    3          3,972      2,424       1,962      77,424         2,750       2,287     77,750         3,103       2,640      78,103
    4          5,431      3,217       2,755      78,217         3,760       3,298     78,760         4,373       3,910      79,373
    5          6,962      3,986       3,523      78,986         4,803       4,340     79,803         5,762       5,299      80,762
    6          8,570      4,730       4,267      79,730         5,878       5,416     80,878         7,281       6,819      82,281
    7         10,259      5,448       4,985      80,448         6,986       6,523     81,986         8,943       8,480      83,943
    8         12,032      6,139       5,769      81,139         8,126       7,756     83,126        10,760      10,390      85,760
    9         13,893      6,803       6,526      81,803         9,299       9,022     84,299        12,747      12,469      87,747
   10         15,848      7,440       7,255      82,440        10,506      10,321     85,506        14,921      14,736      89,921
   15         27,189     10,159      10,159      85,159        17,017      17,017     92,017        29,249      29,249     104,249
   20         41,663     11,920      11,920      86,920        24,198      24,198     99,198        51,631      51,631     126,631
   25         60,136     12,225      12,225      87,225        31,537      31,537    106,537        86,360      86,360     161,360
   30         83,713     10,323      10,323      85,323        38,070      38,070    113,070       140,063     140,063     215,063

(1)    Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 35                                                  Non-Smoker


                              $1,200 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2
           LIFE INSURANCE QUALIFICATION TEST -CASH VALUE ACCUMULATION

                      USING CURRENT COST OF INSURANCE RATES

                                 0% Hypothetical                      6% Hypothetical                      12% Hypothetical
           Premiums         Gross Investment Return              Gross Investment Return               Gross Investment Return
          Accumulated
 End of       at                   Net Cash                             Net Cash                             Net Cash
 Policy   5% Interest   Policy     Surrender    Death        Policy    Surrender     Death        Policy     Surrender     Death
  Year     Per Year      Value       Value     Benefit        Value      Value      Benefit        Value       Value      Benefit
    1       1,260         806         343      75,806           863        401      75,863           921         458      75,921
    2       2,583       1,696       1,233      76,696         1,865      1,402      76,865         2,041       1,579      77,041
    3       3,972       2,566       2,103      77,566         2,906      2,443      77,906         3,273       2,811      78,273
    4       5,431       3,417       2,955      78,417         3,987      3,524      78,987         4,629       4,166      79,629
    5       6,962       4,249       3,787      79,249         5,111      4,648      80,111         6,121       5,659      81,121
    6       8,570       5,063       4,600      80,063         6,280      5,817      81,280         7,765       7,302      82,765
    7      10,259       5,857       5,395      80,857         7,495      7,032      82,495         9,575       9,112      84,575
    8      12,032       6,628       6,258      81,628         8,753      8,383      83,753        11,564      11,194      86,564
    9      13,893       7,372       7,095      82,372        10,053      9,775      85,053        13,749      13,472      88,749
   10      15,848       8,089       7,904      83,089        11,396     11,211      86,396        16,149      15,964      91,149
   15      27,189      11,226      11,226      86,226        18,776     18,776      93,776        32,213      32,213     107,213
   20      41,663      13,489      13,489      88,489        27,276     27,276     102,276        58,009      58,009     133,009
   25      60,136      14,684      14,684      89,684        36,912     36,912     111,912        99,679      99,679     174,690
   30      83,713      14,195      14,195      89,195        47,179     47,179     122,179       166,816     166,816     241,816

(1)    Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $8.00 in all years and a mortality and expense risk charge of 0.45% of assets in all years.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company

Male Issue Age: 35                                                   Non-Smoker

                               $750 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1
              LIFE INSURANCE QUALIFICATION TEST - GUIDELINE PREMIUM

                    USING GUARANTEED COST OF INSURANCE RATES

                                0% Hypothetical                     6% Hypothetical                     12% Hypothetical
            Premiums        Gross Investment Return             Gross Investment Return              Gross Investment Return
           Accumulated
 End of        at                  Net Cash                             Net Cash                             Net Cash
 Policy   5% Interest    Policy   Surrender    Death        Policy     Surrender     Death       Policy     Surrender     Death
  Year      Per Year      Value     Value     Benefit        Value       Value      Benefit       Value       Value      Benefit
    1           788       361          0      75,000           392           0      75,000          424           0      75,000
    2         1,614       800        337      75,000           888         426      75,000          980         518      75,000
    3         2,483     1,224        761      75,000         1,398         935      75,000        1,587       1,124      75,000
    4         3,394     1,632      1,170      75,000         1,921       1,458      75,000        2,247       1,785      75,000
    5         4,351     2,024      1,562      75,000         2,457       1,994      75,000        2,966       2,504      75,000
    6         5,357     2,400      1,937      75,000         3,006       2,544      75,000        3,749       3,287      75,000
    7         6,412     2,756      2,294      75,000         3,567       3,104      75,000        4,602       4,139      75,000
    8         7,520     3,095      2,725      75,000         4,140       3,770      75,000        5,530       5,160      75,000
    9         8,683     3,414      3,136      75,000         4,723       4,446      75,000        6,541       6,264      75,000
   10         9,905     3,713      3,528      75,000         5,319       5,134      75,000        7,644       7,459      75,000
   15        16,993     4,861      4,861      75,000         8,424       8,424      75,000       14,862      14,862      75,000
   20        26,039     5,252      5,252      75,000        11,597      11,597      75,000       26,145      26,145      75,000
   25        37,585     4,389      4,389      75,000        14,369      14,369      75,000       44,130      44,130      75,000
   30        52,321     1,428      1,428      75,000        15,920      15,920      75,000       73,900      73,900      90,158

(1)    Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 35                                                 Non-Smoker


                               $750 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1
              LIFE INSURANCE QUALIFICATION TEST - GUIDELINE PREMIUM

                      USING CURRENT COST OF INSURANCE RATES

                               0% Hypothetical                     6% Hypothetical                      12% Hypothetical
            Premiums       Gross Investment Return             Gross Investment Return              Gross Investment Return
          Accumulated
 End of       at                 Net Cash                            Net Cash                             Net Cash
 Policy   5% Interest   Policy   Surrender    Death       Policy     Surrender     Death       Policy     Surrender      Death
  Year     Per Year     Value      Value     Benefit       Value       Value      Benefit       Value       Value       Benefit
   1          788         388         0      75,000          420           0      75,000          452           0        75,000
   2        1,614         866       403      75,000          958         496      75,000        1,055         592        75,000
   3        2,483       1,330       868      75,000        1,514       1,052      75,000        1,714       1,252        75,000
   4        3,394       1,782     1,319      75,000        2,090       1,627      75,000        2,437       1,975        75,000
   5        4,351       2,221     1,758      75,000        2,685       2,223      75,000        3,231       2,768        75,000
   6        5,357       2,647     2,184      75,000        3,302       2,839      75,000        4,103       3,641        75,000
   7        6,412       3,060     2,597      75,000        3,940       3,478      75,000        5,061       4,599        75,000
   8        7,520       3,456     3,085      75,000        4,597       4,227      75,000        6,111       5,741        75,000
   9        8,683       3,831     3,554      75,000        5,270       4,992      75,000        7,260       6,982        75,000
  10        9,905       4,187     4,002      75,000        5,959       5,774      75,000        8,517       8,332        75,000
  15       16,993       5,618     5,618      75,000        9,648       9,648      75,000       16,890      16,890        75,000
  20       26,039       6,359     6,359      75,000       13,702      13,702      75,000       30,406      30,406        75,000
  25       37,585       6,220     6,220      75,000       18,098      18,098      75,000       52,955      52,955        75,000
  30       52,321       4,573     4,573      75,000       22,473      22,473      75,000       90,753      90,753       110,718

(1)  Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $8.00 in all years and a mortality and expense risk charge of 0.45% of assets in all years.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 35                                                   Non-Smoker


                              $1,200 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2
              LIFE INSURANCE QUALIFICATION TEST - GUIDELINE PREMIUM

                    USING GUARANTEED COST OF INSURANCE RATES

                                 0% Hypothetical                    6% Hypothetical                    12% Hypothetical
           Premiums          Gross Investment Return            Gross Investment Return            Gross Investment Return
         Accumulated
End of        at                   Net Cash                            Net Cash                           Net Cash
Policy   5% Interest     Policy    Surrender     Death      Policy     Surrender    Death       Policy    Surrender     Death
 Year      Per Year      Value       Value      Benefit      Value       Value     Benefit      Value       Value      Benefit
  1          1,260         769         307      75,769         825         363     75,825         882         419      75,882
  2          2,583       1,608       1,146      76,608       1,772       1,309     76,772       1,942       1,480      76,942
  3          3,972       2,424       1,962      77,424       2,750       2,287     77,750       3,103       2,640      78,103
  4          5,431       3,217       2,755      78,217       3,760       3,298     78,760       4,373       3,910      79,373
  5          6,962       3,986       3,523      78,986       4,803       4,340     79,803       5,762       5,299      80,762
  6          8,570       4,730       4,267      79,730       5,878       5,416     80,878       7,281       6,819      82,281
  7         10,259       5,448       4,985      80,448       6,986       6,523     81,986       8,943       8,480      83,943
  8         12,032       6,139       5,769      81,139       8,126       7,756     83,126      10,760      10,390      85,760
  9         13,893       6,803       6,526      81,803       9,299       9,022     84,299      12,747      12,469      87,747
 10         15,848       7,440       7,255      82,440      10,506      10,321     85,506      14,921      14,736      89,921
 15         27,189      10,159      10,159      85,159      17,017      17,017     92,017      29,249      29,249     104,249
 20         41,663      11,920      11,920      86,920      24,198      24,198     99,198      51,631      51,631     126,631
 25         60,136      12,225      12,225      87,225      31,537      31,537    106,537      86,360      86,360     161,360
 30         83,713      10,323      10,323      85,323      38,070      38,070    113,070     140,063     140,063     215,063

(1)    Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 35                                                 Non-Smoker


                              $1,200 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2
              LIFE INSURANCE QUALIFICATION TEST - GUIDELINE PREMIUM

                      USING CURRENT COST OF INSURANCE RATES

                                 0% Hypothetical                    6% Hypothetical                    12% Hypothetical
           Premiums         Gross Investment Return            Gross Investment Return             Gross Investment Return
          Accumulated
 End of       at                   Net Cash                            Net Cash                           Net Cash
 Policy   5% Interest   Policy     Surrender    Death       Policy    Surrender    Death      Policy     Surrender     Death
  Year     Per Year      Value       Value     Benefit       Value      Value     Benefit      Value       Value      Benefit
    1       1,260         806         343      75,806         863        401      75,863         921         458      75,921
    2       2,583       1,696       1,233      76,696       1,865      1,402      76,865       2,041       1,579      77,041
    3       3,972       2,566       2,103      77,566       2,906      2,443      77,906       3,273       2,811      78,273
    4       5,431       3,417       2,955      78,417       3,987      3,524      78,987       4,629       4,166      79,629
    5       6,962       4,249       3,787      79,249       5,111      4,648      80,111       6,121       5,659      81,121
    6       8,570       5,063       4,600      80,063       6,280      5,817      81,280       7,765       7,302      82,765
    7      10,259       5,857       5,395      80,857       7,495      7,032      82,495       9,575       9,112      84,575
    8      12,032       6,628       6,258      81,628       8,753      8,383      83,753      11,564      11,194      86,564
    9      13,893       7,372       7,095      82,372      10,053      9,775      85,053      13,749      13,472      88,749
   10      15,848       8,089       7,904      83,089      11,396     11,211      86,396      16,149      15,964      91,149
   15      27,189      11,226      11,226      86,226      18,776     18,776      93,776      32,213      32,213     107,213
   20      41,663      13,489      13,489      88,489      27,276     27,276     102,276      58,009      58,009     133,009
   25      60,136      14,684      14,684      89,684      36,912     36,912     111,912      99,679      99,679     174,679
   30      83,713      14,195      14,195      89,195      47,179     47,179     122,179     166,816     166,816     241,816

(1)    Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $8.00 in all years and a mortality and expense risk charge of 0.45% of assets in all years.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Female Issue Age: 45                                                 Non-Smoker


                              $1,500 ANNUAL PREMIUM
                            $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1
           LIFE INSURANCE QUALIFICATION TEST -CASH VALUE ACCUMULATION

                    USING GUARANTEED COST OF INSURANCE RATES

                                  0% Hypothetical                      6% Hypothetical                      12% Hypothetical
            Premiums          Gross Investment Return              Gross Investment Return               Gross Investment Return
          Accumulated
 End of        at                   Net Cash                              Net Cash                             Net Cash
 Policy   5% Interest     Policy    Surrender    Death        Policy     Surrender    Death         Policy    Surrender     Death
  Year      Per Year      Value       Value     Benefit        Value       Value     Benefit        Value       Value      Benefit
   1          1,575        742           0     125,000           805           0    125,000           868           0     125,000
   2          3,229      1,597         610     125,000         1,774         787    125,000         1,960         973     125,000
   3          4,965      2,413       1,426     125,000         2,761       1,774    125,000         3,140       2,153     125,000
   4          6,788      3,189       2,202     125,000         3,763       2,777    125,000         4,415       3,428     125,000
   5          8,703      3,924       2,937     125,000         4,782       3,795    125,000         5,794       4,807     125,000
   6         10,713      4,614       3,627     125,000         5,812       4,825    125,000         7,284       6,297     125,000
   7         12,824      5,259       4,272     125,000         6,853       5,866    125,000         8,896       7,909     125,000
   8         15,040      5,854       5,064     125,000         7,901       7,112    125,000        10,639       9,849     125,000
   9         17,367      6,393       5,801     125,000         8,951       8,359    125,000        12,520      11,928     125,000
  10         19,810      6,877       6,482     125,000        10,002       9,607    125,000        14,557      14,162     125,000
  15         33,986      8,437       8,437     125,000        15,241      15,241    125,000        27,732      27,732     125,000
  20         52,079      8,146       8,146     125,000        20,063      20,063    125,000        48,222      48,222     125,000
  25         75,170      4,240       4,240     125,000        22,666      22,666    125,000        80,667      80,667     138,129
  30        104,641          0           0           0        20,225      20,225    125,000       129,944     129,944     196,425

(1)    Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Female Issue Age: 45                                                 Non-Smoker


                              $1,500 ANNUAL PREMIUM
                            $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1
           LIFE INSURANCE QUALIFICATION TEST -CASH VALUE ACCUMULATION

                      USING CURRENT COST OF INSURANCE RATES

                                 0% Hypothetical                      6% Hypothetical                       12% Hypothetical
            Premiums        Gross Investment Return               Gross Investment Return              Gross Investment Return
          Accumulated
End of        at                   Net Cash                              Net Cash                              Net Cash
Policy   5% Interest     Policy    Surrender    Death        Policy     Surrender    Death         Policy    Surrender     Death
 Year      Per Year      Value       Value     Benefit        Value       Value     Benefit         Value      Value      Benefit
  1          1,575        802           0     125,000           866           0    125,000            932          0     125,000
  2          3,229      1,736         749     125,000         1,923         936    125,000          2,118      1,131     125,000
  3          4,965      2,629       1,643     125,000         2,999       2,012    125,000          3,401      2,414     125,000
  4          6,788      3,485       2,498     125,000         4,099       3,112    125,000          4,794      3,807     125,000
  5          8,703      4,302       3,315     125,000         5,224       4,238    125,000          6,311      5,324     125,000
  6         10,713      5,078       4,091     125,000         6,373       5,386    125,000          7,961      6,974     125,000
  7         12,824      5,821       4,835     125,000         7,554       6,567    125,000          9,768      8,781     125,000
  8         15,040      6,533       5,744     125,000         8,769       7,980    125,000         11,751     10,962     125,000
  9         17,367      7,207       6,615     125,000        10,015       9,423    125,000         13,923     13,331     125,000
 10         19,810      7,844       7,450     125,000        11,296      10,901    125,000         16,308     15,913     125,000
 15         33,986     10,321      10,321     125,000        18,098      18,098    125,000         32,227     32,227     125,000
 20         52,079     11,304      11,304     125,000        25,441      25,441    125,000         58,136     58,136     125,000
 25         75,170     10,233      10,233     125,000        33,101      33,101    125,000        100,642    100,642     172,332
 30        104,641      6,280       6,280     125,000        40,812      40,812    125,000        167,862    167,862     253,743

(1)    Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $8.00 in all years and a mortality and expense risk charge of 0.45% of assets in all years.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company

Female Issue Age: 45                                                 Non-Smoker


                              $2,100 ANNUAL PREMIUM
                            $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2
           LIFE INSURANCE QUALIFICATION TEST -CASH VALUE ACCUMULATION

                    USING GUARANTEED COST OF INSURANCE RATES

                                   0% Hypothetical                     6% Hypothetical                    12% Hypothetical
             Premiums          Gross Investment Return             Gross Investment Return            Gross Investment Return
           Accumulated
 End of        at                    Net Cash                           Net Cash                            Net Cash
 Policy    5% Interest     Policy    Surrender    Death       Policy     Surrender    Death       Policy    Surrender    Death
  Year      Per Year       Value      Value      Benefit      Value       Value      Benefit      Value      Value      Benefit
   1          2,205        1,284        297      126,284       1,380         393     126,380       1,476        489     126,476
   2          4,520        2,669      1,682      127,669       2,946       1,959     127,946       3,235      2,249     128,235
   3          6,951        4,002      3,015      129,002       4,551       3,564     129,551       5,146      4,159     130,146
   4          9,504        5,283      4,296      130,283       6,193       5,206     131,193       7,221      6,234     132,221
   5         12,184        6,510      5,523      131,510       7,873       6,886     132,873       9,476      8,489     134,476
   6         14,998        7,680      6,693      132,680       9,587       8,601     134,587      11,924     10,937     136,924
   7         17,953        8,791      7,804      133,791      11,335      10,348     136,335      14,581     13,594     139,581
   8         21,056        9,839      9,049      134,839      13,113      12,323     138,113      17,465     16,676     142,465
   9         24,314       10,818     10,226      135,818      14,913      14,321     139,913      20,591     19,999     145,591
  10         27,734       11,728     11,334      136,728      16,736      16,342     141,736      23,981     23,587     148,981
  15         47,581       15,223     15,223      140,223      26,162      26,162     151,162      45,887     45,887     170,887
  20         72,910       16,540     16,540      141,540      35,618      35,618     160,618      79,111     79,111     204,111
  25        105,238       13,994     13,994      138,994      42,937      42,937     167,937     128,260    128,260     253,260
  30        146,498        5,579      5,579      130,579      44,995      44,995     169,995     200,389    200,389     325,389

(1)    Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Female Issue Age: 45                                                 Non-Smoker


                              $2,100 ANNUAL PREMIUM
                            $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2
           LIFE INSURANCE QUALIFICATION TEST -CASH VALUE ACCUMULATION

                      USING CURRENT COST OF INSURANCE RATES

                                  0% Hypothetical                       6% Hypothetical                      12% Hypothetical
            Premiums          Gross Investment Return               Gross Investment Return              Gross Investment Return
          Accumulated
 End of       at                    Net Cash                              Net Cash                             Net Cash
 Policy   5% Interest     Policy    Surrender    Death         Policy     Surrender    Death         Policy    Surrender    Death
  Year     Per Year       Value      Value      Benefit        Value       Value      Benefit        Value      Value      Benefit
   1         2,205        1,357        370      126,357         1,456         469     126,456         1,555        568     126,555
   2         4,520        2,837      1,850      127,837         3,126       2,139     128,126         3,427      2,440     128,427
   3         6,951        4,265      3,279      129,265         4,841       3,854     129,841         5,465      4,478     130,465
   4         9,504        5,645      4,659      130,645         6,606       5,619     131,606         7,689      6,702     132,689
   5        12,184        6,976      5,989      131,976         8,421       7,434     133,421        10,118      9,131     135,118
   6        14,998        8,255      7,268      133,255        10,286       9,299     135,286        12,770     11,783     137,770
   7        17,953        9,492      8,505      134,492        12,212      11,225     137,212        15,678     14,691     140,678
   8        21,056       10,685      9,896      135,685        14,201      13,412     139,201        18,869     18,079     143,869
   9        24,314       11,829     11,237      136,829        16,248      15,656     141,248        22,365     21,773     147,365
  10        27,734       12,926     12,532      137,926        18,359      17,964     143,359        26,201     25,806     151,201
  15        47,581       17,517     17,517      142,517        29,734      29,734     154,734        51,644     51,644     176,644
  20        72,910       20,290     20,290      145,290        42,283      42,283     167,283        91,907     91,907     216,907
  25       105,238       20,691     20,691      145,691        55,532      55,532     180,532       155,914    155,914     280,914
  30       146,498       18,039     18,039      143,039        68,707      68,707     193,707       258,253    258,253     390,378

(1)    Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $8.00 in all years and a mortality and expense risk charge of 0.45% of assets in all years.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company

Female Issue Age: 45                                                 Non-Smoker


                              $1,500 ANNUAL PREMIUM
                            $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1
              LIFE INSURANCE QUALIFICATION TEST - GUIDELINE PREMIUM

                    USING GUARANTEED COST OF INSURANCE RATES

                                  0% Hypothetical                      6% Hypothetical                      12% Hypothetical
            Premiums          Gross Investment Return              Gross Investment Return              Gross Investment Return
          Accumulated
 End of        at                    Net Cash                             Net Cash                              Net Cash
 Policy   5% Interest     Policy    Surrender     Death        Policy     Surrender     Death        Policy    Surrender     Death
  Year      Per Year       Value      Value      Benefit        Value       Value      Benefit        Value      Value      Benefit
   1          1,575         742          0     125,000           805           0     125,000           868          0     125,000
   2          3,229       1,597        610     125,000         1,774         787     125,000         1,960        973     125,000
   3          4,965       2,413      1,426     125,000         2,761       1,774     125,000         3,140      2,153     125,000
   4          6,788       3,189      2,202     125,000         3,763       2,777     125,000         4,415      3,428     125,000
   5          8,703       3,924      2,937     125,000         4,782       3,795     125,000         5,794      4,807     125,000
   6         10,713       4,614      3,627     125,000         5,812       4,825     125,000         7,284      6,297     125,000
   7         12,824       5,259      4,272     125,000         6,853       5,866     125,000         8,896      7,909     125,000
   8         15,040       5,854      5,064     125,000         7,901       7,112     125,000        10,639      9,849     125,000
   9         17,367       6,393      5,801     125,000         8,951       8,359     125,000        12,520     11,928     125,000
  10         19,810       6,877      6,482     125,000        10,002       9,607     125,000        14,557     14,162     125,000
  15         33,986       8,437      8,437     125,000        15,241      15,241     125,000        27,732     27,732     125,000
  20         52,079       8,146      8,146     125,000        20,063      20,063     125,000        48,222     48,222     125,000
  25         75,170       4,240      4,240     125,000        22,666      22,666     125,000        80,820     80,820     125,000
  30        104,641           0          0           0        20,225      20,225     125,000       136,705    136,705     146,274

(1)    Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Female Issue Age: 45                                                 Non-Smoker


                              $1,500 ANNUAL PREMIUM
                            $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1
              LIFE INSURANCE QUALIFICATION TEST - GUIDELINE PREMIUM

                      USING CURRENT COST OF INSURANCE RATES

                                 0% Hypothetical                      6% Hypothetical                      12% Hypothetical
            Premiums         Gross Investment Return              Gross Investment Return               Gross Investment Return
          Accumulated
 End of        at                   Net Cash                              Net Cash                             Net Cash
 Policy   5% Interest     Policy    Surrender   Death         Policy     Surrender   Death         Policy    Surrender     Death
  Year      Per Year      Value       Value    Benefit         Value       Value    Benefit        Value       Value      Benefit
   1          1,575        802           0     125,000           866           0    125,000           932           0     125,000
   2          3,229      1,736         749     125,000         1,923         936    125,000         2,118       1,131     125,000
   3          4,965      2,629       1,643     125,000         2,999       2,012    125,000         3,401       2,414     125,000
   4          6,788      3,485       2,498     125,000         4,099       3,112    125,000         4,794       3,807     125,000
   5          8,703      4,302       3,315     125,000         5,224       4,238    125,000         6,311       5,324     125,000
   6         10,713      5,078       4,091     125,000         6,373       5,386    125,000         7,961       6,974     125,000
   7         12,824      5,821       4,835     125,000         7,554       6,567    125,000         9,768       8,781     125,000
   8         15,040      6,533       5,744     125,000         8,769       7,980    125,000        11,751      10,962     125,000
   9         17,367      7,207       6,615     125,000        10,015       9,423    125,000        13,923      13,331     125,000
  10         19,810      7,844       7,450     125,000        11,296      10,901    125,000        16,308      15,913     125,000
  15         33,986     10,321      10,321     125,000        18,098      18,098    125,000        32,227      32,227     125,000
  20         52,079     11,304      11,304     125,000        25,441      25,441    125,000        58,136      58,136     125,000
  25         75,170     10,233      10,233     125,000        33,101      33,101    125,000       101,923     101,923     125,000
  30        104,641      6,280       6,280     125,000        40,812      40,812    125,000       176,834     176,834     189,212

(1)    Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $8.00 in all years and a mortality and expense risk charge of 0.45% of assets in all years.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company

Female Issue Age: 45                                                Non-Smoker


                              $2,100 ANNUAL PREMIUM
                            $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2
              LIFE INSURANCE QUALIFICATION TEST - GUIDELINE PREMIUM

                    USING GUARANTEED COST OF INSURANCE RATES

                                    0% Hypothetical                  6% Hypothetical                      12% Hypothetical
             Premiums          Gross Investment Return           Gross Investment Return              Gross Investment Return
            Accumulated
  End of        at                    Net Cash                          Net Cash                              Net Cash
  Policy    5% Interest    Policy    Surrender     Death     Policy     Surrender     Death        Policy    Surrender     Death
   Year      Per Year       Value      Value      Benefit     Value       Value      Benefit        Value      Value      Benefit
    1         2,205         1,284        297     126,284      1,380         393     126,380         1,476        489     126,476
    2         4,520         2,669      1,682     127,669      2,946       1,959     127,946         3,235      2,249     128,235
    3         6,951         4,002      3,015     129,002      4,551       3,564     129,551         5,146      4,159     130,146
    4         9,504         5,283      4,296     130,283      6,193       5,206     131,193         7,221      6,234     132,221
    5        12,184         6,510      5,523     131,510      7,873       6,886     132,873         9,476      8,489     134,476
    6        14,998         7,680      6,693     132,680      9,587       8,601     134,587        11,924     10,937     136,924
    7        17,953         8,791      7,804     133,791     11,335      10,348     136,335        14,581     13,594     139,581
    8        21,056         9,839      9,049     134,839     13,113      12,323     138,113        17,465     16,676     142,465
    9        24,314        10,818     10,226     135,818     14,913      14,321     139,913        20,591     19,999     145,591
   10        27,734        11,728     11,334     136,728     16,736      16,342     141,736        23,981     23,587     148,981
   15        47,581        15,223     15,223     140,223     26,162      26,162     151,162        45,887     45,887     170,887
   20        72,910        16,540     16,540     141,540     35,618      35,618     160,618        79,111     79,111     204,111
   25       105,238        13,994     13,994     138,994     42,937      42,937     167,937       128,260    128,260     253,260
   30       146,498         5,579      5,579     130,579     44,995      44,995     169,995       200,389    200,389     325,389

(1)    Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Female Issue Age: 45                                                Non-Smoker


                              $2,100 ANNUAL PREMIUM
                            $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2
              LIFE INSURANCE QUALIFICATION TEST - GUIDELINE PREMIUM

                      USING CURRENT COST OF INSURANCE RATES

                                   0% Hypothetical                      6% Hypothetical                     12% Hypothetical
             Premiums         Gross Investment Return              Gross Investment Return              Gross Investment Return
           Accumulated
  End of       at                   Net Cash                              Net Cash                             Net Cash
  Policy   5% Interest    Policy    Surrender   Death         Policy     Surrender    Death         Policy    Surrender     Death
   Year     Per Year      Value       Value    Benefit         Value       Value     Benefit        Value       Value      Benefit
    1         2,205      1,357         370     126,357         1,456         469    126,456         1,555         568     126,555
    2         4,520      2,837       1,850     127,837         3,126       2,139    128,126         3,427       2,440     128,427
    3         6,951      4,265       3,279     129,265         4,841       3,854    129,841         5,465       4,478     130,465
    4         9,504      5,645       4,659     130,645         6,606       5,619    131,606         7,689       6,702     132,689
    5        12,184      6,976       5,989     131,976         8,421       7,434    133,421        10,118       9,131     135,118
    6        14,998      8,255       7,268     133,255        10,286       9,299    135,286        12,770      11,783     137,770
    7        17,953      9,492       8,505     134,492        12,212      11,225    137,212        15,678      14,691     140,678
    8        21,056     10,685       9,896     135,685        14,201      13,412    139,201        18,869      18,079     143,869
    9        24,314     11,829      11,237     136,829        16,248      15,656    141,248        22,365      21,773     147,365
   10        27,734     12,926      12,532     137,926        18,359      17,964    143,359        26,201      25,806     151,201
   15        47,581     17,517      17,517     142,517        29,734      29,734    154,734        51,644      51,644     176,644
   20        72,910     20,290      20,290     145,290        42,283      42,283    167,283        91,907      91,907     216,907
   25       105,238     20,691      20,691     145,691        55,532      55,532    180,532       155,914     155,914     280,914
   30       146,498     18,039      18,039     143,039        68,707      68,707    193,707       258,296     258,296     383,296

(1)    Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $8.00 in all years and a mortality and expense risk charge of 0.45% of assets in all years.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ADDITIONAL INFORMATION


         This section of the prospectus provides information about Penn Mutual, Penn Mutual Variable Life Account I, the investment funds and the Policy.

         Contents of this Section                                           Page
         ------------------------                                           ----
         The Penn Mutual Life Insurance Company...............................41
         Penn Mutual Variable Life Account I..................................41
         The Funds............................................................42
         More Information About Policy Values.................................45
         Federal Income Tax Considerations....................................46
         Sale of Policies.....................................................50
         Penn Mutual Trustee and Officers.....................................50
         State Regulation.....................................................52
         Additional Information...............................................52
         Experts..............................................................52
         Litigation...........................................................53
         Independent Auditors.................................................53
         Legal Matters........................................................53
         Financial Statements.................................................53
         Appendix A..........................................................A-1
         -        Sample Minimum Initial Premiums
         Appendix B..........................................................B-1
         - Sample Applicable Percentages Under the Cash Value Accumulation Life Insurance Qualification Test

The Penn Mutual Life Insurance Company

         Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We are authorized to sell insurance in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

Penn Mutual Variable Life Account I

         We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

         Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners.

         Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

         If investment in a shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

Voting Shares of  the Funds

         We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at regular and special meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

         To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

         We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment Policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

The Funds

         Penn Series Funds, Inc., Neuberger Berman Advisors Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is a series-type mutual fund made up of different series or Funds.

         The investment objective of each of the Funds available as investment options under the Policy is set forth below. There is, of course, no assurance that these objectives will be met.

         Penn Series -- Money Market Fund -- preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith.

         Penn Series -- Limited Maturity Bond Fund -- the highest current income consistent with low risk to principal and liquidity; total return is seconday.

         Penn Series -- Quality Bond Fund -- highest income over the long term consistent with the preservation of principal.

         Penn Series -- High Yield Bond Fund -- high current income.

         Penn Series -- Flexibly Managed Fund -- maximize total return (capital appreciation and income).

         Penn Series -- Growth Equity Fund -- long-term growth of capital and increase of future income.

         Penn Series -- Large Cap Value Fund (formerly, "Value Equity Fund") -- maximize total return (capital appreciation and income).

         Penn Series -- Index 500 Fund -- total return of (income and capital appreciation) which corresponds to that of the Standard & Poor's Composite Index of 500 stocks.

         Penn Series -- Mid Cap Growth Fund -- maximize capital appreciation.

         Penn Series -- Mid Cap Value Fund -- growth of capital.

         Penn Series-- Emerging Growth Fund-- capital appreciation.

         Penn Series-- Small Cap Value Fund (formerly, "Small Capitalization Fund")-- capital appreciation

         Penn Series-- International Equity Fund-- capital appreciation.

         Neuberger Berman -- Balanced Portfolio -- long-term capital growth and reasonable current income without undue risk to principal.

         Fidelity Investments' VIP Fund -- Equity-Income Portfolio -- reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         Fidelity Investments' VIP Fund -- Growth Portfolio -- capital appreciation.

         Fidelity Investments' VIP Fund II -- Asset Manager Portfolio -- high total return with reduced risk over the long-term.

         Morgan Stanley's The Universal Institutional Funds, Inc. -- Emerging Markets Equity (International) Portfolio -- long term capital appreciation.


The Managers

         Independence Capital Management, Inc. ("Independence Capital Management"), a subsidiary of Penn Mutual, of Horsham, Pennsylvania, is investment adviser to each of the Penn Series Funds.

         T. Rowe Price Associates, Inc., of Baltimore, Maryland, is investment sub-adviser to the Penn Series Flexibly Managed Fund and Penn Series High Yield Bond Fund.

         Putnam Investment Management, Inc. of Boston, Massachusetts, is the investment sub-adviser to the Penn Series Large Cap Value Fund.

         Wells Capital Management Incorporated of San Francisco, California, is the sub-adviser to the Penn Series Index 500 Fund.

         Turner Investment Partners, Inc. of Berwyn, Pennsylvania, is the investment sub-adviser to the Penn Series Mid Cap Growth Fund.

         Neuberger Berman Management Incorporated, of New York, New York, is the investment sub-adviser to Penn Series Mid Cap Value Fund as well as the investment adviser to the series of Advisers Managers Trust underlying the Neuberger Berman Balanced Portfolio.

         RS Investment Management, Inc. (formerly Robertson Stephens Investment Management, Inc.), of San Francisco, California, is investment sub-adviser to the Penn Series Emerging Growth Fund.

         Royce & Associates, Inc., of New York, New York, is investment sub-adviser to the Penn Series Small Cap Value Fund.

         Vontobel USA Inc., of New York, New York, is the investment sub-adviser to the Penn Series International Equity Fund.

         Fidelity Management & Research Corporation ("FMR"), of Boston, Massachusetts, is the investment adviser to VIP Fund's Equity Income Portfolio and Growth Portfolio and VIP Fund II's Asset Manager Portfolio. FMR utilizes the services of two subsidiaries on a sub-advisory basis for foreign securities investments for the Asset Manager Portfolio. These subsidiaries are Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc.

         Morgan Stanley Asset Management ("MSAM"), of New York, New York, is the investment adviser to the Emerging Markets Equity (International) Portfolio.

         Further information about the Funds is contained in the accompanying prospectuses, which you should read in conjunction with this prospectus.

         We have entered into agreements with Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds governing the Separate Account's investment in those Funds. The advisers to Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds Portfolios, or their affiliates, compensate Penn Mutual for administrative and other services rendered in making shares of the portfolios available under the Policies.

         The shares of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds are sold not only to the Separate Account, but to other separate accounts of Penn Mutual that fund benefits under variable annuity policies. The shares of Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds are also sold to separate accounts of other insurance companies, and may also be sold directly to qualified pension and retirement plans. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity Policy separate accounts (and also qualified pension and retirement plans) to invest in the same underlying mutual fund. Although neither we nor Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II or Morgan Stanley's The Universal Institutional Funds currently perceives or anticipates any such disadvantage, the Boards of Directors of Penn Series and Morgan Stanley's The Universal Institutional Funds, respectively, and the Boards of Trustees of Neuberger Berman, Fidelity Investments' VIP Fund and Fidelity Investments' VIP Fund II, respectively, will monitor events to determine whether any material conflict between variable annuity Policyowners and variable life Policyowners (and also qualified pension and retirement plans with respect to Neuberger Berman) arises.

         Material conflicts could result from such things as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund or of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds, respectively; or (4) differences between voting instructions given by variable annuity Policyowners and those given by variable life Policyowners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity and variable life Policyowners. This could include discontinuance of investment in a Fund.

More Information About Policy Values

         On the policy date (the date from which policy years and monthly anniversaries are measured), the policy value is equal to the initial net premium. If the policy date and the policy issue date (the date the policy is issued) are the same day, the policy value is equal to the initial net premium, less the monthly deduction.

         On each valuation date (each day the New York Stock Exchange and our office is open for business) thereafter, the policy value is the aggregate of the Policy's variable account values and the fixed interest account value. The policy value will vary to reflect the variable account values, interest credited to the fixed interest account, policy charges, transfers, partial surrenders, policy loans and policy loan repayments.

Variable Account Values

          When you allocate an amount to a variable account investment option, either by net premium allocation or transfer, your Policy is credited with accumulation units. The number of accumulation units is determined by dividing the amount allocated to the variable account investment option by the variable account's accumulation unit value for the valuation period in which the allocation was made.

         The number of accumulation units credited to your Policy for a variable account investment option will increase when net premiums are allocated to the variable account, amounts are transferred to the variable account and loan repayments are credited to the variable account. The number of accumulation units will decrease when the allocated portion of the monthly deduction is taken from the variable account, a policy loan is taken from the variable account, an amount is transferred from the variable account or a partial surrender is made from the variable account (including the partial surrender charge).

Accumulation Unit Values

          An accumulation unit value varies to reflect the investment experience of the underlying investment fund in which the Policy is invested and the mortality and expense risk charge assessed against the investment, and may increase or decrease from one valuation date to the next. The accumulation unit value of each subaccount of the Separate Account that invests in a fund was arbitrarily set at $10 when the subaccount was established. For each valuation period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for a subaccount for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

Net Investment Factor

          The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. It is based on the change in net asset value of the fund shares held by the subaccount, and reflects any dividend or capital gain distributions on fund shares and the deduction of the daily mortality and expense risk charge.

Fixed Account Value

          On any valuation date, the fixed account value of a Policy is the total of all net premiums allocated to the fixed account, plus any amounts transferred to the fixed account, plus interest credited on such net premiums and transferred amounts, less the amount of any transfers from the fixed account, less the amount of any partial surrenders taken from the fixed account (including the partial surrender charges), and less the pro rata portion of the monthly deduction deducted from the fixed account. If there have been any policy loans, the fixed account value is further adjusted to reflect the amount in the special loan account, including transfers to and from the special loan account as loans are taken and repayments are made, and interest credited on the special loan account.

Net Policy Value

         The net policy value on a valuation date is the policy value less the amount of any policy loan on that date.

Cash Surrender Value

         The cash surrender value on a valuation date is the policy value reduced by any surrender charge that would be assessed if the Policy were surrendered on that date. The cash surrender value is used to calculate the loan value.

Net Cash Surrender Value

         The net cash surrender value on a valuation date is equal to the net policy value reduced by any surrender charge that would be imposed if the Policy were surrendered on that date. The net cash surrender value is used to calculate the amount available to you for full or partial surrenders.

Federal Income Tax Considerations

         The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based on Penn Mutual's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS.

Tax Status of the Policy

         To qualify as a life insurance contract for federal income tax purposes, the Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by
Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the
Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

         If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

         Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss. 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

         The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. In connection with the issuance of regulations on the phrase "adequate diversification," the Treasury Department announced in 1984 that guidance would be given, by way of regulation or ruling, on the "extent to which Policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets." As of the date of this Prospectus, no ruling or regulation has been issued.

         The following discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

         We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance Policy for Federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

Modified Endowment Contracts

         The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

         Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

         All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

         The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

Distributions from Policies Classified as Modified Endowment Contracts

          Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts

         Distributions from a Policy that is not a modified endowment contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

         Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10 percent additional tax.

Policy Loan Interest

         Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

Investment in the Policy

         Investment in the Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

Tax Consequences of the Guaranteed Option to Extend Maturity Date

The Guaranteed Option to Extend Maturity Date that we offer allows the Policy Owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

Other Tax Considerations

         The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

         The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

Sale of Policies

         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly-owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly-owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Policy is sold by registered representatives of HTK who are also appointed and licensed as insurance agents. The Policy may also be offered through other insurance and securities brokers. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 53.5% of first year premiums, 3% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. Registered representatives may also be paid commissions of up to 0.25% of policy value. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

For the period July 1, 1999 to December 31, 1999, Penn Mutual received premium payments on the Policy in the approximate amount of $9,537,433 and compensated HTK in the approximate amounts of $60,422 for its services as principal underwriter.

Penn Mutual Trustees and Officers

         Penn Mutual is managed by a board of trustees. The following table sets forth the name, address and principal occupations during the past five years of each of Penn Mutual's trustees.

Board of Trustees

                            POSITION WITH
NAME AND ADDRESS            PENN MUTUAL            PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------
Robert E. Chappell         Chairman of the Board  Chairman of the Board and Chief Executive Officer (since
The Penn Mutual Life       and Chief Executive    December 1996), President and Chief Executive Officer
Insurance Company          Officer                (April 1995-December 1996), President and Chief
Philadelphia, PA 19172                            Operating Officer, (January 1994 to April 1995), The Penn
                                                  Mutual Life Insurance Company.
-----------------------------------------------------------------------------------------------------------
Daniel J. Toran            President, Chief       President and Chief Operating Officer (since January
The Penn Mutual Life       Operating Officer      1997), Executive Vice President, (May 1996-January
Insurance Company          and Trustee            1997), The Penn Mutual Life Insurance Company;
Philadelphia, PA 19172                            Executive Vice President, The New England Mutual Life
                                                  Insurance Company (prior thereto).
-----------------------------------------------------------------------------------------------------------
Julia Chang Bloch          Trustee                Visiting Professor, Instituteof International Relations
1743 22nd Street, NW                              in Beijing, China, and distinguished adviser, American
Washington, DC 20008                              Studies Center (April 1998 to present); President, US-
                                                  Japan Foundation (July 1996 to March 1998); Group
                                                  Executive Vice President, Bank America NT & SA (June
                                                  1993 to June 1996).
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
James A. Hagen             Trustee                Retired (since May 1996), Chairman of the Board, Conrail,
2040 Montrose Lane                                Inc. (prior thereto).
Wilmington, NC 28405
----------------------------------------------------------------------------------------------------------
Philip E. Lippincott       Trustee                Retired (since April 1994), Chairman and Chief Executive
4301 Bayberry Drive                               Officer, Scott Paper Company (prior thereto).
Avalon, NJ 08202
----------------------------------------------------------------------------------------------------------
John F. McCaughan          Trustee                Retired Chairman, (since 1996), Chairman of the Board,
921 Pebble Hill Road                              Betz Laboratories, Inc. (prior thereto).
Doylestown, PA  18901
----------------------------------------------------------------------------------------------------------
Alan B. Miller             Trustee                Chairman and President, Universal Health Services, Inc.
367 S. Gulph Road
King of Prussia, PA 19406
----------------------------------------------------------------------------------------------------------
Edmond F. Notebaert        Trustee                President and Chief Executive Officer, The Children's
34th and Civic Center                             Hospital of Philadelphia (since 1987).
Blvd.
Philadelphia, PA 19104
----------------------------------------------------------------------------------------------------------
Robert H. Rock             Trustee                President, MLR Holdings, LLC (since 1987).
1845 Walnut Street - 9th
Floor
Philadelphia, PA 19103
----------------------------------------------------------------------------------------------------------
Norman T. Wilde, Jr.       Trustee                Co-Chairman of the Board, (since 2000), President and
1801 Market Street                                Chief Executive Officer, Janney Montgomery Scott Inc. (a
Philadelphia, PA 19103                            securities broker/dealer and subsidiary of The Penn Mutual
                                                  Life Insurance Company).
----------------------------------------------------------------------------------------------------------
Wesley S. Williams, Jr.,   Trustee                Partner, Covington & Burling (law firm).
Esq.
1201 Pennsylvania Ave.,
NW
P.O. Box 7566
Washington, D.C. 20004
----------------------------------------------------------------------------------------------------------

         The following table sets forth the names, addresses and principal occupations during the past five years of the senior officers of Penn Mutual (other than officers who are members of Penn Mutual's Board of Trustees).

Senior Officers


NAME                          PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------
John M. Albanese              Senior Vice President, Customer Service and Information Systems (since June
The Penn Mutual Life          1997), Vice President, Information Systems Application (prior thereto), The
Insurance Company             Penn Mutual Life Insurance Company.
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Michael A. Biondolillo        Senior Vice President, Human Resources (since June 1997);  Corporate Vice
The Penn Mutual Life          President and General Manager, Human Resources and Quality, MG Industries,
Insurance Company             America (prior thereto).
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Nancy S. Brodie               Executive Vice President and Chief Financial Officer (since December 1995),
The Penn Mutual Life          Senior Vice President and Chief Financial Officer prior thereto.  The Penn
Insurance Company             Mutual Life Insurance Company .
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------
Bill D. Fife                  Senior Vice President, Independence Financial Network (since January 2000),
The Penn Mutual Life          Regional Vice President, Independence Financial Network (1997-2000),
The Insurance Company         Penn Mutual Life Insurance Company; Vice President of Agencies (since 1994),
Philadelphia, PA 19172        General Manager, Western and Northwest Regions (prior thereto), Aetna Life and Casualty.
----------------------------------------------------------------------------------------------------------
Larry L. Mast                 Executive Vice President, The Penn Mutual Life Insurance Company (May
The Penn Mutual Life          1997 to present).  Formerly  Senior Vice President, Lafayette Life Insurance
Insurance Company             Company (September 1994 to May 1997); Vice President, Security Benefit
Philadelphia, PA 19172        Insurance Company (May 1993 to September 1994); Vice President, Home Life
                              Insurance Company (July 1990 to May 1993); Agency Manager, The Equitable
                              Life Insurance Company (August 1978 to July 1990).
----------------------------------------------------------------------------------------------------------
Nina M. Mulrooney             General Auditor (since November 1991), Vice President, Market Conduct
The Penn Mutual Life          (since December 1997), Assistant Vice President, Corporate Accounting and
Insurance Company             Control (prior thereto), The Penn Mutual Life Insurance Company.
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Peter M. Sherman              Executive Vice President (since December 1998), Chief Investment Officer
The Penn Mutual Life          (since May 1996), Senior Vice President (May 1996 to December 1996), Vice
Insurance Company             President, Investments (January 1996 to April 1996), Vice President, Fixed
Philadelphia, PA, 19172       Income Portfolio Management (prior thereto), The Penn Mutual Life Insurance
                              Company; President, Independence Capital Management, Inc. (an investment advisory organization and subsidiary of Penn Mutual).
----------------------------------------------------------------------------------------------------------

State Regulation

         Penn Mutual is subject to regulation by the Department of Insurance of the Commonwealth of Pennsylvania, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Policy described in this prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

         We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

Additional Information

         A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

Experts

         Actuarial matters included in this prospectus have been examined by Ralph I. Pence, FSA, MAAA, Vice President and Chief Actuary, Penn Mutual, whose opinion is filed as an exhibit to the Registration Statement.

Litigation

         No litigation is pending that would have a material effect upon the subaccounts or Penn Mutual.

Independent Auditors

         Ernst & Young, LLP serves as independent auditors for the Penn Mutual Life Insurance Company and Penn Mutual Variable Life Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.

Legal Matters

         Morgan, Lewis & Bockius, LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

Financial Statements

         The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear on the following pages. The consolidated financial statements of Penn Mutual should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                Money        Quality      High Yield
                                                                               Total         Market Fund+   Bond Fund+    Bond Fund+
                                                                            ------------     ------------   ----------    ----------
Investment in Common Stock
Number of Shares ........................................................                     26,314,175       808,876       976,640
Cost ....................................................................    331,143,943     $26,314,175    $8,419,173    $9,279,758

Assets:
Investments at market value .............................................    415,163,095     $26,314,175    $8,412,326    $9,356,213
Dividends receivable ....................................................         99,160          99,160             -             -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company .....................       (409,814)       (568,781)        2,945         3,245
                                                                            ------------     -----------    ----------    ----------
Net Assets ..............................................................   $415,672,069     $26,982,116    $8,409,381    $9,352,968
                                                                            ============     ===========    ==========    ==========

------------------------------------------------------------------------------------------------------------------------------------

                              [RESTUBED FOR ABOVE]

--------------------------------------------------------------------------------------------------------------------------
                                                                                                                Flexibly
                                                                              Growth Equity   Value Equity       Managed
                                                                                   Fund+          Fund+           Fund+
                                                                                -----------   ------------     -----------
Investment in Common Stock
Number of Shares ........................................................           711,571      1,756,163       3,012,632
Cost ....................................................................       $19,153,246    $35,263,907     $56,394,230

Assets:
Investments at market value .............................................       $29,466,217    $39,004,376     $59,107,839
Dividends receivable ....................................................                 -              -               -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company .....................            15,247         13,831          20,896
                                                                                -----------    -----------     ------------
Net Assets ..............................................................       $29,450,970    $38,990,545     $59,086,943
                                                                                ===========    ===========     ===========

--------------------------------------------------------------------------------------------------------------------------

                              [RESTUBED FOR ABOVE]

                                                                                              Small          Emerging
                                                                            International  Capitalization     Growth
                                                                            Equity Fund+        Fund+          Fund+
                                                                            -------------  --------------   ------------
Investment in Common Stock
Number of Shares ........................................................      1,273,775         820,791         594,401
Cost ....................................................................    $20,526,548     $10,790,412     $11,618,219

Assets:
Investments at market value .............................................    $34,111,715     $10,374,806     $29,529,819
Dividends receivable ....................................................              -               -               -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company .....................         16,356           4,031          14,547
                                                                             -----------     -----------     -----------
Net Assets ..............................................................    $34,095,359     $10,370,775     $29,515,272
                                                                             ===========     ===========     ===========

------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                               Money        Quality      High Yield
                                                                               Total        Market Fund+   Bond Fund+    Bond Fund+
                                                                           ------------     ------------   ----------    ----------
Investment Income:
Dividends ..............................................................   $  1,697,544     $   776,851    $        -    $        -
Expense:
Mortality and expense risk charges .....................................      2,766,443         134,820        62,224        72,682
                                                                           ------------     -----------    ----------    ----------

Net investment income (loss) ...........................................     (1,068,899)        642,031       (62,224)      (72,682)
                                                                           ------------     -----------    ----------    ----------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ............................................................      1,853,264               -           300           416
Capital gains distributions ............................................      4,604,784               -             -             -
                                                                           ------------     -----------    ----------    ----------

Net realized gains (losses) from investment
     transactions ......................................................      6,458,048               -           300           416
Net change in unrealized appreciation/depreciation
     of investments ....................................................     61,995,442               -         3,611       349,711
                                                                           ------------     -----------    ----------    ----------

Net realized and unrealized gains (losses) on
     investments .......................................................     68,453,490               -         3,911       350,127
                                                                           ------------     -----------    ----------    ----------

Net increase (decrease) in net assets resulting
     from operations ...................................................   $ 67,384,591     $   642,031      $(58,313)     $277,445
                                                                           ============     ===========    ==========    ==========

                              [RESTUBED FOR ABOVE]

                                                                                                             Flexibly
                                                                           Growth Equity   Value Equity      Managed
                                                                               Fund+          Fund+           Fund+
                                                                           -------------   ------------    -----------
Investment Income:
Dividends ..............................................................    $         -    $         -     $         -
Expense:
Mortality and expense risk charges .....................................        176,930        317,240         470,251
                                                                            -----------    -----------     -----------

Net investment income (loss) ...........................................       (176,930)      (317,240)       (470,251)
                                                                            -----------    -----------     -----------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ............................................................         51,190        (37,587)         16,311
Capital gains distributions ............................................             -               -               -
                                                                            -----------    -----------     -----------

Net realized gains (losses) from investment
     transactions ......................................................         51,190        (37,587)         16,311
Net change in unrealized appreciation/depreciation
     of investments ....................................................      6,911,635       (296,100)      3,692,338
                                                                            -----------    -----------     -----------
Net realized and unrealized gains (losses) on
     investments .......................................................      6,962,825       (333,687)      3,708,649
                                                                            -----------    -----------     -----------

Net increase (decrease) in net assets resulting
     from operations ...................................................    $ 6,785,895    $  (650,927)    $ 3,238,398
                                                                            ===========    ===========     ===========

                              [RESTUBED FOR ABOVE]

                                                                                               Small         Emerging
                                                                           International   Capitalization     Growth
                                                                            Equity Fund+       Fund+           Fund+
                                                                           -------------   --------------    --------
Investment Income:
Dividends ..............................................................    $         -     $         -     $         -
Expense:
Mortality and expense risk charges .....................................        226,031          80,192         134,466
                                                                            -----------     -----------     -----------

Net investment income (loss) ...........................................       (226,031)        (80,192)       (134,466)
                                                                            -----------     -----------     -----------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ............................................................      1,131,146           8,164         195,921
Capital gains distributions ............................................              -               -               -
                                                                            -----------     -----------     -----------

Net realized gains (losses) from investment
     transactions ......................................................      1,131,146           8,164         195,921
Net change in unrealized appreciation/depreciation
     of investments ....................................................     10,566,719         (63,045)     16,746,334
                                                                            -----------     -----------     -----------
Net realized and unrealized gains (losses) on
     investments .......................................................     11,697,865         (54,881)     16,942,255
                                                                            -----------     -----------     -----------

Net increase (decrease) in net assets resulting
     from operations ...................................................    $11,471,834       $(135,073)    $16,807,789
                                                                            ===========     ===========     ===========

                              [RESTUBED FOR ABOVE]
+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999 (CONT'D)

------------------------------------------------------------------------------------------------------------------------------------


                                                                       Limited                                        Capital
                                                Balanced             Maturity Bond            Partners              Appreciation
                                              Portfolio++             Portfolio++            Portfolio++            Portfolio+++
                                              -----------            -------------           -----------            ------------
Investment in Common Stock
Number of Shares........................          379,976                 119,189                649,655               607,528
Cost ....................... ...........       $5,930,634              $1,656,162            $12,528,737            $5,958,383

Assets:
Investments at Market Value ............       $7,937,696              $1,578,060            $12,759,239            $9,015,707
Dividends receivable ...................                -                       -                      -                     -

Liabilities:
Due to(from) the Penn Mutual Life
 Insurance Company .....................            3,639                     495                  4,364                 4,247

                                               ----------              ----------            -----------            ----------
Net Assets .............................       $7,934,057              $1,577,565            $12,754,874            $9,011,460
                                               ==========              ==========            ===========            ==========

------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999 (CONT'D )
                                                                       Limited                                        Capital
                                                Balanced             Maturity Bond            Partners              Appreciation
                                              Portfolio++             Portfolio++            Portfolio++            Portfolio+++
                                              -----------            -------------           -----------            ------------
Investment Income:
Dividends ...............................     $   84,700              $   73,751            $   112,968            $        -
Expense:
Mortality and expense risk charges ......         49,029                  11,431                 92,071                56,208
                                              ----------              ----------            -----------            ----------

Net investment income (loss) ............         35,671                  62,320                 20,897               (56,208)
                                              ----------              ----------            -----------            ----------

Realized and Unrealized Gains
 (Losses) on Investments:
Realized gains (losses) from redemption
 of fund shares .........................         20,108                  (1,650)                17,928                35,362
Capital gains distributions .............        125,480                       -                196,466                     -
                                              ----------              ----------            -----------            ----------

Net realized gains (losses) from
 investment transactions ................        145,588                  (1,650)               214,394                35,362
Net change in unrealized
 appreciation/depreciation of investments      1,736,544                 (73,233)               412,343             3,540,972
                                              ----------              ----------            -----------            ----------

Net realized and unrealized gains
 (losses) on investments ................      1,882,132                 (74,883)               626,737             3,576,334
                                              ----------              ----------            -----------            ----------

Net increase (decrease) in net assets
 resulting from operations ..............     $1,917,803              $  (12,563)           $   647,634            $3,520,126
                                              ==========              ==========            ===========            ==========

+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

[RESTUBBED]

                                                                                                                           Emerging
                                   Equity Income        Growth         Asset Manager         Index 500         Markets Equity
                                   Portfolio++++     Portfolio++++     Portfolio++++       Portfolio++++       Portfolio+++++
                                  ---------------   ---------------   ---------------   -------------------   ------------------
Investment in Common Stock
Number of Shares..................     1,035,626         1,043,259          330,433                258,519              346,155
Cost ....................... .....   $23,380,155       $39,256,514       $5,528,223            $36,006,089           $3,139,378

Assets:
Investments at Market Value ......   $26,625,948       $57,306,211       $6,169,173            $43,278,566           $4,815,009
Dividends receivable .............             -                 -                -                      -                    -

Liabilities:
Due to(from) the Penn Mutual Life
 Insurance Company ...............         9,558            24,194            2,370                 16,807                2,195

                                     -----------       -----------       ----------            -----------           ----------
Net Assets .......................   $26,616,390       $57,282,017       $6,166,803            $43,261,759           $4,812,814
                                     ===========       ===========       ==========            ===========           ==========



                                                                                                                  Emerging
                                   Equity Income        Growth         Asset Manager           Index 500       Markets Equity
                                   Portfolio++++     Portfolio++++     Portfolio++++         Portfolio++++     Portfolio+++++
                                  ---------------   ---------------   ---------------   -------------------   ------------------
Investment Income:
Dividends ........................    $  301,716       $    53,154       $   126,920           $   166,609           $      875
Expense:
Mortality and expense
 risk charges ...............            205,909           363,835            42,734               241,977               28,413
                                      ----------       -----------       -----------           -----------           ----------

Net investment income (loss) .....        95,807          (310,681)           84,186               (75,368)             (27,538)
                                      ----------       -----------       -----------           -----------           ----------

Realized and Unrealized Gains
 (Losses) on Investments:
Realized gains (losses) from
 redemption of fund shares .......         8,531            33,562              (110)                3,504              370,168
Capital gains distributions ......       666,953         3,342,064           160,764               113,057                    -
                                      ----------       -----------       ---------------       -----------           ----------

Net realized gains (losses) from
 investment transactions .........       675,484         3,375,626           160,654               116,561              370,168
Net change in unrealized
 appreciation/depreciation of
 investments .....................       330,734        10,574,337           272,683             5,205,293            2,084,566
                                      ----------       -----------       -----------           -----------           ----------

Net realized and unrealized gains
 (losses) on investments .........     1,006,218        13,949,963           433,337             5,321,854            2,454,734
                                      ----------       -----------       -----------           -----------           ----------

Net increase (decrease) in net
 assets resulting from operations     $1,102,025       $13,639,282       $   517,523           $ 5,246,486           $2,427,196
                                      ==========       ===========       ===========           ===========           ==========

+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                Total                              Money Market Fund+
                                                 ------------------------------------       --------------------------------
                                                      1999                   1998                1999                1998
                                                 -------------          -------------       ------------        ------------
Operations:
  Net investment income (loss) ................   ($1,068,899)            $2,477,914           $642,031            $433,508
  Net realized gains (losses) from
    investment transactions ...................     6,458,048             16,167,956                  -                   -
  Net change in unrealized appreciation/
    depreciation of investments ...............    61,995,442              6,282,694                  -                   -
                                                 -------------          -------------       ------------        ------------
Net increase (decrease) in net assets
    resulting from operations .................    67,384,591             24,928,564            642,031             433,508
                                                 -------------          -------------       ------------        ------------
Variable Life Activities:
  Purchase payments ...........................   131,276,317             96,529,479         54,823,381          42,019,252
  Death benefits ..............................      (289,327)              (121,041)           (23,803)             (2,035)
  Cost of insurance ...........................   (19,824,330)           (14,082,492)        (1,662,531)         (1,191,497)
  Net transfers ...............................    (6,189,133)            (3,175,599)       (36,567,835)        (36,872,301)
  Transfers of policy loans ...................     2,006,171                577,625          1,221,644                (251)
  Contract administration charges .............    (5,669,735)            (3,850,403)        (1,161,009)           (488,180)
  Surrender benefits ..........................   (10,371,329)            (5,921,782)        (1,709,339)           (418,927)
                                                 -------------          -------------       ------------        ------------
Net increase in net assets  resulting
  from variable annuity activities ............    90,938,634             69,955,787         14,920,508           3,046,061
                                                 -------------          -------------       ------------        ------------
  Total increase (decrease)  in net assets ....   158,323,225             94,884,351         15,562,539           3,479,569
Net Assets:
 Beginning of year ............................   257,348,845            162,464,494         11,419,577           7,940,008
                                                 -------------          -------------       ------------        ------------
 End of year ..................................  $415,672,070           $257,348,845        $26,982,116         $11,419,577
                                                 =============          =============       ============        ============


                                                         High Yield Bond Fund+                      Growth Equity Fund+
                                                 ------------------------------------       --------------------------------
                                                      1999                   1998                1999                1998
                                                 -------------          -------------       ------------        ------------
Operations:
  Net investment income (loss) ................      ($72,682)              $563,430          ($176,930)           ($76,215)
  Net realized gains (losses) from
    investment transactions ...................           416                    291             51,190           1,590,059
  Net change in unrealized appreciation/
    depreciation of investments ...............       349,711               (318,691)         6,911,635           2,350,499
                                                 -------------          -------------       ------------        ------------
Net increase (decrease) in net assets
    resulting from operations .................       277,445                245,030          6,785,895           3,864,343
                                                 -------------          -------------       ------------        ------------
Variable Life Activities:
  Purchase payments ...........................     2,380,766              1,768,367          4,496,063           2,036,864
  Death benefits ..............................       (19,671)                  (232)           (13,556)               (413)
  Cost of insurance ...........................      (545,364)              (377,793)        (1,235,541)           (570,484)
  Net transfers ...............................      (330,639)             1,334,768          5,205,840           2,177,912
  Transfers of policy loans ...................         8,662                  8,460             69,797              15,214
  Contract administration charges .............      (126,960)               (95,903)          (330,511)           (129,899)
  Surrender benefits ..........................      (208,829)              (220,758)          (654,069)           (316,681)
                                                 -------------          -------------       ------------        ------------
Net increase in net assets  resulting
  from variable annuity activities ............     1,157,965              2,416,909          7,538,023           3,212,513
                                                 -------------          -------------       ------------        ------------
  Total increase (decrease)  in net assets ....     1,435,410              2,661,939         14,323,918           7,076,856
Net Assets:
 Beginning of year ............................     7,917,558              5,255,619         15,127,052           8,050,196
                                                 -------------          -------------       ------------        ------------
 End of year ..................................    $9,352,968             $7,917,558        $29,450,970         $15,127,052
                                                 =============          =============       ============        ============



                                                        Quality Bond Fund+                    Flexibly Managed Fund+
                                                 -------------------------------        ---------------------------------
                                                      1999               1998                1999                1998
                                                 -----------         -----------        ------------         ------------
Operations:
  Net investment income (loss) ................    ($62,224)           $252,041           ($470,251)          $1,144,764
  Net realized gains (losses) from
    investment transactions ...................         300             203,736              16,311            5,784,840
  Net change in unrealized appreciation/
    depreciation of investments ...............       3,611             (14,899)          3,692,338           (4,524,890)
                                                 -----------         -----------        ------------         ------------
Net increase (decrease) in net assets
    resulting from operations .................     (58,313)            440,878           3,238,398            2,404,714
                                                 -----------         -----------        ------------         ------------
Variable Life Activities:
  Purchase payments ...........................   1,355,013           1,155,232          12,696,631           12,234,331
  Death benefits ..............................      (2,243)               (249)            (82,516)             (17,851)
  Cost of insurance ...........................    (360,405)           (259,658)         (3,522,739)          (3,137,840)
  Net transfers ...............................   1,123,017           1,041,850          (6,182,355)           1,345,485
  Transfers of policy loans ...................      11,409              10,440             211,590              139,613
  Contract administration charges .............     (73,285)            (42,018)           (690,067)            (646,642)
  Surrender benefits ..........................    (226,335)           (105,331)         (1,818,495)          (1,299,724)
                                                 -----------         -----------        ------------         ------------
Net increase in net assets  resulting
  from variable annuity activities ............   1,827,171           1,800,266             612,049            8,617,372
                                                 -----------         -----------        ------------         ------------
  Total increase (decrease)  in net assets ....   1,768,858           2,241,144           3,850,447           11,022,086
Net Assets:
 Beginning of year ............................   6,640,523           4,399,379          55,236,496           44,214,410
                                                 -----------         -----------        ------------         ------------
 End of year ..................................  $8,409,381          $6,640,523         $59,086,943          $55,236,496
                                                 ===========         ===========        ============         ============


                                                         Value Equity Fund+                     Emerging Growth Fund+
                                                 -------------------------------        ---------------------------------
                                                      1999               1998                1999                1998
                                                 -----------         -----------        ------------         ------------
Operations:
  Net investment income (loss) ................   ($317,240)           $181,632           ($134,466)            ($29,768)
  Net realized gains (losses) from
    investment transactions ...................     (37,587)          3,177,280             195,921               10,412
  Net change in unrealized appreciation/
    depreciation of investments ...............    (296,100)           (904,321)         16,746,334            1,277,385
                                                ------------        ------------        ------------         ------------
Net increase (decrease) in net assets
    resulting from operations .................    (650,927)          2,454,591          16,807,789            1,258,029
                                                ------------        ------------        ------------         ------------
Variable Life Activities:
  Purchase payments ...........................   9,300,537           7,712,812           2,612,183            1,376,626
  Death benefits ..............................     (34,277)             (3,109)             (7,463)                   -
  Cost of insurance ...........................  (2,317,035)         (2,002,921)           (575,948)            (270,389)
  Net transfers ...............................  (1,332,367)          2,352,575           5,165,425            2,271,306
  Transfers of policy loans ...................      83,517             129,894              27,154                  949
  Contract administration charges .............    (490,439)           (471,036)           (190,593)            (117,695)
  Surrender benefits ..........................  (1,050,128)           (800,734)           (260,812)             (61,482)
                                                ------------        ------------        ------------         ------------
Net increase in net assets  resulting
  from variable annuity activities ............   4,159,808           6,917,481           6,769,946            3,199,315
                                                ------------        ------------        ------------         ------------
  Total increase (decrease)  in net assets ....   3,508,881           9,372,072          23,577,735            4,457,344
Net Assets:
 Beginning of year ............................  35,481,664          26,109,592           5,937,537            1,480,193
                                                ------------        ------------        ------------         ------------
 End of year .................................. $38,990,545         $35,481,664         $29,515,272           $5,937,537
                                                ============        ============        ============         ============

                                                                                                     Small
                                                    International Equity Fund+               Capitalization Fund +
                                                 ------------------------------      ----------------------------------
                                                     1999               1998             1999                   1998
                                                 ------------      ------------      ------------           -----------
Operations:
  Net investment income (loss) ................    ($226,031)          $56,661          ($80,192)              ($5,543)
  Net realized gains (losses) from
    investment transactions ...................    1,131,146           970,588             8,164               135,416
  Net change in unrealized appreciation/
    depreciation of investments ...............   10,566,719         2,087,405           (63,045)             (791,507)
                                                 ------------      ------------      ------------           -----------
Net increase (decrease) in net assets
    resulting from operations .................   11,471,834         3,114,654          (135,073)             (661,634)
                                                 ------------      ------------      ------------           -----------
Variable Life Activities:
  Purchase payments ...........................    6,485,087         4,244,414         3,124,582             2,372,356
  Death benefits ..............................       (7,506)          (15,627)           (7,256)              (10,571)
  Cost of insurance ...........................   (1,671,752)       (1,050,548)         (604,903)             (505,718)
  Net transfers ...............................   (3,336,017)        3,160,776           (12,470)            2,227,491
  Transfers of policy loans ...................       72,417            65,814            45,711                11,010
  Contract administration charges .............     (408,378)         (252,405)         (147,833)             (165,296)
  Surrender benefits ..........................     (906,723)         (633,058)         (228,773)             (129,707)
                                                 ------------      ------------      ------------           -----------
Net increase in net assets  resulting
  from variable annuity activities ............      227,128         5,519,366         2,169,058             3,799,565
                                                 ------------      ------------      ------------           -----------
  Total increase (decrease)  in net assets ....   11,698,962         8,634,020         2,033,985             3,137,931
Net Assets:
 Beginning of year ............................   22,396,397        13,762,377         8,336,790             5,198,859
                                                 ------------      ------------      ------------           -----------
 End of year ..................................  $34,095,359       $22,396,397       $10,370,775            $8,336,790
                                                 ============      ============      ============           ===========

                                                                                                Limited Maturity
                                                       Balanced Portfolio++                     Bond Portfolio++
                                                 ------------------------------      ----------------------------------
                                                     1999               1998             1999                   1998
                                                 ------------      ------------      ------------           -----------
Operations:
  Net investment income (loss) ................      $35,671           $52,777           $62,320               $41,895
  Net realized gains (losses) from
    investment transactions ...................      145,588           610,655           ($1,650)                  242
  Net change in unrealized appreciation/
    depreciation of investments ...............    1,736,544          (184,479)          (73,233)              (13,221)
                                                 ------------      ------------      ------------           -----------
Net increase (decrease) in net assets
    resulting from operations .................    1,917,803           478,953           (12,563)               28,916
                                                 ------------      ------------      ------------           -----------
Variable Life Activities:
  Purchase payments ...........................    1,484,570         1,068,630           539,187               300,887
  Death benefits ..............................       (6,801)           (2,001)           (2,119)                    -
  Cost of insurance ...........................     (353,927)         (278,391)          (97,258)              (58,968)
  Net transfers ...............................      (12,467)          526,196           (23,735)              318,853
  Transfers of policy loans ...................       18,188            83,335             2,417                 5,849
  Contract administration charges .............      (73,565)          (50,297)          (27,049)              (14,141)
  Surrender benefits ..........................     (174,227)         (163,220)          (29,913)               (9,313)
                                                 ------------      ------------      ------------           -----------
Net increase in net assets  resulting
  from variable annuity activities ............      881,771         1,184,252           361,530               543,167
                                                 ------------      ------------      ------------           -----------
  Total increase (decrease)  in net assets ....    2,799,574         1,663,205           348,967               572,083
Net Assets:
 Beginning of year ............................    5,134,483         3,471,278         1,228,598               656,515
                                                 ------------      ------------      ------------           -----------
 End of year ..................................   $7,934,057        $5,134,483        $1,577,565            $1,228,598
                                                 ============      ============      ============           ===========

                                                             Partners
                                                            Portfolio++
                                                 -------------------------------
                                                     1999                1998
                                                 ------------        -----------
Operations:
  Net investment income (loss) ................      $20,897           ($33,955)
  Net realized gains (losses) from
    investment transactions ...................      214,394            486,053
  Net change in unrealized appreciation/
    depreciation of investments ...............      412,343           (271,429)
                                                 ------------        -----------
Net increase (decrease) in net assets
    resulting from operations .................      647,634            180,669
                                                 ------------        -----------
Variable Life Activities:
  Purchase payments ...........................    2,466,761          2,301,846
  Death benefits ..............................      (13,903)                 -
  Cost of insurance ...........................     (469,143)          (484,655)
  Net transfers ...............................    2,236,859          3,388,292
  Transfers of policy loans ...................       14,898             11,914
  Contract administration charges .............     (126,557)          (201,761)
  Surrender benefits ..........................     (211,368)          (138,687)
                                                 ------------        -----------
Net increase in net assets  resulting
  from variable annuity activities ............    3,897,547          4,876,949
                                                 ------------        -----------
  Total increase (decrease)  in net assets ....    4,545,181          5,057,618
Net Assets:
 Beginning of year ............................    8,209,694          3,152,076
                                                 ------------        -----------
 End of year ..................................  $12,754,875         $8,209,694
                                                 ============        ===========

                                                              Growth
                                                           Portfolio++++
                                                 -------------------------------
                                                     1999               1998
                                                 ------------        -----------
Operations:
  Net investment income (loss) ................     ($56,208)          ($47,491)
  Net realized gains (losses) from
    investment transactions ...................       35,362            140,032
  Net change in unrealized appreciation/
    depreciation of investments ...............    3,540,972           (261,202)
                                                 ------------        -----------
Net increase (decrease) in net assets
    resulting from operations .................    3,520,126           (168,661)
                                                 ------------        -----------
Variable Life Activities:
  Purchase payments ...........................    1,370,035          1,577,063
  Death benefits ..............................       (2,858)            (3,745)
  Cost of insurance ...........................     (342,503)          (342,552)
  Net transfers ...............................     (932,409)        (1,352,477)
  Transfers of policy loans ...................       15,155             35,632
  Contract administration charges .............      (57,224)           (53,636)
  Surrender benefits ..........................     (323,009)          (244,500)
                                                 ------------        -----------
Net increase in net assets  resulting
  from variable annuity activities ............     (272,813)          (384,215)
                                                 ------------        -----------
  Total increase (decrease)  in net assets ....    3,247,313           (552,876)
Net Assets:
 Beginning of year ............................    5,764,147          6,317,023
                                                 ------------        -----------
 End of year ..................................   $9,011,460         $5,764,147
                                                 ============        ===========


=============================================
+      Investment in Penn Series Funds, Inc
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONT'D.)

                                                         Equity Income                               Growth
                                                         Portfolio++++                           Portfolio++++
                                              -------------------------------------   -------------------------------------
                                                     1999                1998                1999                 1998
                                              -----------------   -----------------   ------------------   ----------------
Operations:
     Net investment income (loss) ...........          $95,807             $40,458            ($310,681)         ($106,277)
     Net realized gains (losses) from
          investment transactions ...........          675,484             649,737            3,375,626          2,143,029
     Net change in unrealized appreciation/
          depreciation of investments .......          330,734             963,306           10,574,337          5,047,623
                                              -----------------   -----------------   ------------------   ----------------
Net increase (decrease) in net assets
          resulting from operations .........        1,102,025           1,653,501           13,639,282          7,084,375
                                              -----------------   -----------------   ------------------   ----------------

Variable Life Activities:
     Purchase payments ......................        6,666,334           4,640,276           10,979,093          5,974,648
     Death benefits .........................          (14,032)            (20,055)             (38,816)           (45,153)
     Cost of insurance ......................       (1,603,588)         (1,115,035)          (2,562,252)        (1,459,882)
     Net transfers ..........................        1,627,390           2,979,305            8,714,008          2,873,583
     Transfers of policy loans ..............           71,994              25,171               68,165             22,413
     Contract administration charges ........         (373,064)           (297,186)            (720,794)          (385,848)
     Surrender benefits .....................         (726,919)           (430,380)          (1,358,474)          (689,227)
                                              -----------------   -----------------   ------------------   ----------------
Net increase in net assets resulting
     from variable annuity activities .......        5,648,115           5,782,096           15,080,930          6,290,534
                                              -----------------   -----------------   ------------------   ----------------
     Total increase (decrease) in net assets.        6,750,140           7,435,597           28,720,212         13,374,909
Net Assets:
  Beginning of year .........................       19,866,250          12,430,653           28,561,805         15,186,896
                                              -----------------   -----------------   ------------------   ----------------
  End of year ...............................      $26,616,390         $19,866,250          $57,282,017        $28,561,805
                                              =================   =================   ==================   ================

[RESTUB]


                                                           Asset Manager
                                                           Portfolio++++
                                               ---------------------------------------
                                                      1999                1998
                                               ------------------  -------------------
Operations:
     Net investment income (loss) ...........            $84,186              $43,537
     Net realized gains (losses) from
          investment transactions ...........            160,654              202,236
     Net change in unrealized appreciation/
          depreciation of investments .......            272,683              136,988
                                               ------------------  -------------------
Net increase (decrease) in net assets
          resulting from operations .........            517,523              382,761
                                               ------------------  -------------------

Variable Life Activities:
     Purchase payments ......................          1,375,866              834,804
     Death benefits .........................             (1,237)                   -
     Cost of insurance ......................           (347,344)            (216,443)
     Net transfers ..........................          1,102,953              807,683
     Transfers of policy loans ..............              3,213                1,050
     Contract administration charges ........            (73,304)             (49,185)
     Surrender benefits .....................           (129,352)            (115,461)
                                               ------------------  -------------------
Net increase in net assets resulting
     from variable annuity activities .......          1,930,795            1,262,448
                                               ------------------  -------------------
     Total increase (decrease) in net assets.          2,448,318            1,645,209
Net Assets:
  Beginning of year .........................          3,718,485            2,073,276
                                               ------------------  -------------------
  End of year ...............................         $6,166,803           $3,718,485
                                               ==================  ===================

                                                           Index 500                            Emerging Markets
                                                         Portfolio++++                           Portfolio+++++
                                               ------------------------------------   -------------------------------------
                                                       1999               1998                1999                 1998
                                               ----------------   -----------------   ------------------   ----------------
Operations:
     Net investment income (loss) ...........         ($75,368)           ($32,366)            ($27,538)           ($1,174)
     Net realized gains (losses) from
          investment transactions ...........          116,561              60,958              370,168              2,392
     Net change in unrealized appreciation/
          depreciation of investments .......        5,205,293           1,980,793            2,084,566           (276,666)
                                               ----------------   -----------------   ------------------   ----------------
Net increase (decrease) in net assets
          resulting from operations .........        5,246,486           2,009,385            2,427,196           (275,448)
                                               ----------------   -----------------   ------------------   ----------------

Variable Life Activities:
     Purchase payments ......................        8,565,619           4,295,628              554,609            615,443
     Death benefits .........................           (9,073)                  -               (2,197)                 -
     Cost of insurance ......................       (1,447,507)           (664,534)            (104,590)           (95,184)
     Net transfers ..........................       16,965,879           7,630,497              399,790            612,607
     Transfers of policy loans ..............           56,519               9,823                3,721              1,295
     Contract administration charges ........         (568,474)           (335,545)             (30,629)           (53,730)
     Surrender benefits .....................         (317,861)           (115,742)             (36,703)           (28,850)
                                               ----------------   -----------------   ------------------   ----------------
Net increase in net assets  resulting
     from variable annuity activities .......       23,245,102          10,820,127              784,001          1,051,581
                                               ----------------   -----------------   ------------------   ----------------
     Total increase (decrease)  in net assets       28,491,588          12,829,512            3,211,197            776,133
Net Assets:
  Beginning of year .........................       14,770,171           1,940,659            1,601,618            825,485
                                               ----------------   -----------------   ------------------   ----------------
  End of year ...............................      $43,261,759         $14,770,171           $4,812,815         $1,601,618
                                               ================   =================   ==================   ================

+      Investment in Penn Series Funds, Inc
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
--------------------------------------------------------------------------------

Notes to Financial Statements
December 31, 1999

Note 1.  Significant Accounting Policies

         The significant accounting policies of Penn Mutual Variable Life Account I (Account I) are as follows:

             General - Account I was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits. Account I contains contracts of the Cornerstone VUL, Cornerstone
VUL II, Cornerstone VUL III, Variable Estatemax and Momentum Builder variable life products. Contract owners may borrow up to a specified amount depending on the policy value at any time by submitting a written request for a policy loan. The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1999 and the reported amounts from operations and variable life activities during 1999 and 1998. Actual results could differ from those estimates.

         Investments - Assets of Account I are invested in shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Value Equity, Flexibly Managed, International Equity, Small Capitalization and Emerging Growth Funds; Neuberger Berman Advisers Management Trust (AMT): Limited Maturity Bond, Balanced and Partners Portfolios; American Century Variable Portfolios, Inc. (ACI): Capital Appreciation Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, Asset Manager and Index 500 Portfolios; and Morgan Stanley Dean Witter Universal Funds, Inc. (Morgan Stanley): Emerging Markets Equity Portfolio. Penn Series, AMT, ACI, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

         Federal Income Taxes - Penn Mutual is taxed under federal law as a life insurance company. Account I is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account I.

         Diversification Requirements - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable life contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as a life contract for federal tax purposes for any period for which the sinvestments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

Note 2. Purchases and Sales of Investments

        The following table shows aggregate cost of shares purchased and proceeds from sales of each fund or portfolio for the year ended December 31, 1999:

                                        Purchases                Sales
                                        ---------                -----
Money Market Fund ...................  $84,361,990            $69,381,912
Quality Bond Fund ...................    3,276,420              1,511,209
High Yield Bond Fund ................    4,879,404              3,792,156
Growth Equity Fund ..................    9,938,419              2,514,823
Value Equity Fund ...................    9,258,922              5,446,023
Flexibly Managed Fund ...............    9,434,808              9,268,233
Small Capitalization Fund ...........    3,500,074              1,398,790
International Equity Fund ...........   42,117,549             40,973,961
Emerging Growth Fund ................   10,436,516              3,591,156
Limited Maturity Bond Portfolio .....      868,999                446,591
Balanced Portfolio ..................    2,053,296                987,858
Partners Portfolio ..................    6,297,152              2,162,024
Capital Appreciation Portfolio ......    1,318,604              1,609,498
Equity Income Portfolio .............    9,028,532              2,604,920
Growth Portfolio ....................   20,977,467              2,815,137
Asset Manager Portfolio .............    2,891,976                714,920
Index 500 Portfolio .................   25,076,298              1,777,197
Emerging Markets Equity Portfolio ...   11,124,088             10,192,650


Note 3. Contract Charges

        Operations are charged for mortality and expense risks assumed by Penn Mutual as follows:

        Cornerstone VUL is determined daily at a current annual rate of 0.75% (guaranteed not to exceed 0.90%) of the average value of Cornerstone VUL; Cornerstone VUL II is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL II; Cornerstone VUL III is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL III; Variable Estatemax is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Variable Estate Max; Momentum Builder is determined daily at an annual rate of 0.65% of the average value of Momentum Builder.

        For each Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III and Variable Estatemax policy, on the date of issue and each monthly anniversary, a monthly deduction is made from the policy value. The monthly deduction consists of insurance charges, administrative charges and any charges for additional benefits added by supplemental agreement to a policy. See original policy documents for specific charges assessed.

        For each Momentum Builder policy, each month on the date specified in the contract (or on the date the contract is withdrawn in full if other than the date specified), a $4 contract administration charge, or a lesser amount under state insurance laws, is deducted from the contract value. See original policy documents for specific charges assessed.

        If a Cornerstone VUL or Cornerstone VUL II policy is surrendered within the first 11 years, or a Cornerstone VUL III policy is surrendered within the first 16 years, or a Variable Estatemax policy is surrendered within the first 13 years, a contingent deferred sales charge will be assessed. This charge will be deducted before any surrender proceeds are paid. See original policy documents for specific charges assessed.

Note 4.  Unit Values
Accumulation Unit Values For Variable Life Account I as of 12/31/99 are as follows:

                                          Accumulation   Accumulation
                                              Units       Unit Value
                                          ------------   ------------
Money Market Fund
Cornerstone VUL                              209,517        $12.84
Cornerstone VUL II                         1,036,419        $12.04
Cornerstone VUL III                          552,696        $10.19
Variable Estatemax                           302,526        $12.05
Momentum Builder                             143,910        $17.63

Quality Bond Fund
Cornerstone VUL                              161,919        $14.16
Cornerstone VUL II/Variable Estatemax        416,913        $13.29
Cornerstone VUL III                           32,112        $ 9.98
Momentum Builder                              10,474        $24.25

High Yield Bond Fund
Cornerstone VUL                              188,612        $16.29
Cornerstone VUL II/Variable Estatemax        372,690        $14.84
Cornerstone VUL III                           11,772        $ 9.97
Momentum Builder                              22,436        $28.16

Growth Equity Fund
Cornerstone VUL                              315,704        $37.32
Cornerstone VUL II/Variable Estatemax        484,230        $32.30
Cornerstone VUL III                           48,303        $11.73
Momentum Builder                              28,612        $51.07

Value Equity Fund
Cornerstone VUL                              503,094        $24.10
Cornerstone VUL II/Variable Estatemax      1,309,074        $19.75
Cornerstone VUL III                           63,921        $ 9.16
Momentum Builder                              10,655        $39.71

Flexibly Managed Fund
Cornerstone VUL                            1,102,009        $20.45
Cornerstone VUL II/Variable Estatemax      2,115,595        $16.64
Cornerstone VUL III                          121,555        $ 9.86
Momentum Builder                               3,919        $38.12

Small Capitalization Fund
Cornerstone VUL                               78,360        $14.36
Cornerstone VUL II/Variable Estatemax        634,413        $14.26
Cornerstone VUL III                           21,360        $ 9.19

International Equity Fund
Cornerstone VUL                              455,807        $28.13
Cornerstone VUL II/Variable Estatemax        853,934        $24.42
Cornerstone VUL III                           31,574        $13.32

                                         Accumulation    Accumulation
                                             Units        Unit Value
                                         ------------    ------------
Emerging Growth Fund
Cornerstone VUL                             100,262         $52.78
Cornerstone VUL II/Variable Estatemax       436,087         $52.57
Cornerstone VUL III                          76,337         $16.99

Limited Maturity Bond Portfolio
Cornerstone VUL                               9,262         $12.76
Cornerstone VUL II/Variable Estatemax       107,727         $12.05
Cornerstone VUL III                          16,003         $10.05

Balanced Portfolio
Cornerstone VUL                             130,873         $23.49
Cornerstone VUL II/Variable Estatemax      222,649         $20.95
Cornerstone VUL III                          15,487         $12.59

Partners Portfolio
Cornerstone VUL                             170,254         $13.73
Cornerstone VUL II/Variable Estatemax       729,954         $13.67
Cornerstone VUL III                          47,250         $ 9.29

Capital Appreciation Portfolio
Cornerstone VUL                             194,305         $20.60
Cornerstone VUL II/Variable Estatemax       289,841         $17.28

Equity Income Portfolio
Cornerstone VUL                             198,335         $20.17
Cornerstone VUL II/Variable Estatemax     1,094,397         $20.03
Cornerstone VUL III                          75,665         $ 9.21

Growth Portfolio
Cornerstone VUL                             333,903         $32.68
Cornerstone VUL II/Variable Estatemax     1,380,600         $32.45
Cornerstone VUL III                         137,813         $11.42

Asset Manager Portfolio
Cornerstone VUL                              60,527         $19.19
Cornerstone VUL II/Variable Estatemax       252,747         $19.06
Cornerstone VUL III                          18,374         $10.26

Index 500 Portfolio
Cornerstone VUL                             245,482         $18.59
Cornerstone VUL II/Variable Estatemax     1,928,357         $18.52
Cornerstone VUL III                         288,250         $10.38

Emerging Markets Equity Portfolio
Cornerstone VUL                              68,051         $13.17
Cornerstone VUL II/Variable Estatemax       282,276         $13.12
Cornerstone VUL III                          15,534         $13.77

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Life Account I

We have audited the accompanying statement of assets and liabilities of Penn Mutual Variable Life Account I (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, Small Capitalization Fund, International Equity Fund, Emerging Growth Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Partners Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Index 500 Portfolio and Emerging Markets Equity Portfolio) as of December 31, 1999, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. The financial statements are the responsibility of the management of Penn Mutual Variable Life Account I. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Penn Mutual Variable Life Account I at December 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                               [GRAPHIC OMITTED]

Philadelphia, Pennsylvania
April 4, 2000

             The Penn Mutual Life Insurance Company and Subsidiaries
                           Consolidated Balance Sheets
================================================================================

As of December 31,                                             1999                  1998
---------------------------------------------------------------------------------------------
(in thousands)

ASSETS
Debt securities, at fair value                           $  4,733,261           $  5,500,924
Equity securities, at fair value                                3,949                  4,161
Mortgage loans on real estate                                  27,115                 38,828
Real estate, net of accumulated depreciation                   15,461                 15,791
Policy loans                                                  642,420                638,376
Short-term investments                                          6,934                  1,024
Other invested assets                                         137,766                 98,571
                                                         ------------           ------------
         Total investments                                  5,566,906              6,297,675

Cash and cash equivalents                                      37,481                 24,468
Investment income due and accrued                              89,254                104,208
Deferred acquisition costs                                    549,573                399,742
Amounts recoverable from reinsurers                           220,847                 69,583
Broker/dealer receivables                                   1,143,702                793,522
Other assets                                                  109,818                 94,179
Separate account assets                                     2,865,366              2,302,937
                                                         ------------           ------------

        Total Assets                                     $ 10,582,947           $ 10,086,314
                                                         ============           ============

LIABILITIES

Reserves for payment of future policy benefits           $  2,735,609           $  2,761,319
Other policyholder funds                                    2,710,589              2,835,081
Policyholders' dividends payable                               28,770                 30,532
Broker/dealer payables                                        646,479                488,783
Accrued income tax payable                                     31,919                142,634
Other liabilities                                             573,909                383,744
Separate account liabilities                                2,865,366              2,302,937
                                                         ------------           ------------

        Total Liabilities                                   9,592,641              8,945,030
                                                         ------------           ------------

EQUITY

Retained earnings                                           1,023,704                944,145
Accumulated other comprehensive income/(loss) -
     unrealized gains/(losses)                                (33,398)               197,139
                                                         ------------           ------------

        Total Equity                                          990,306              1,141,284
                                                         ------------           ------------

            Total Liabilities and Equity                 $ 10,582,947           $ 10,086,314
                                                         ============           ============


   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                         Consolidated Income Statements


For the Years Ended December 31,                                      1999                1998                 1997
-------------------------------------------------------------------------------------------------------------------------
(in thousands)

REVENUES
Premium and annuity considerations                               $   130,516           $   154,615           $   178,338
Policy fee income                                                    131,709               114,681               102,398
Net investment income                                                431,222               433,530               448,135
Net realized capital gains/(losses)                                      803                 3,912                 9,655
Broker/dealer fees and commissions                                   395,483               331,285               290,005
Other income                                                          24,895                15,543                10,920
                                                                 -----------           -----------           -----------

Total Revenue                                                      1,114,628             1,053,566             1,039,451
                                                                 -----------           -----------           -----------


BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                     429,791               445,148               463,444
Policyholder dividends                                                56,603                61,369                67,412
Decrease in liability for future policy benefits                     (54,080)              (23,337)              (10,275)
General expenses                                                     238,603               205,698               195,336
Broker/dealer sales expense                                          216,712               180,255               160,730
Amortization of deferred acquisition costs                            52,668                42,223                43,223
                                                                 -----------           -----------           -----------

Total Benefits and Expenses                                          940,297               911,356               919,870
                                                                 -----------           -----------           -----------

Income from Continuing Operations Before Income Taxes                174,331               142,210               119,581
                                                                 -----------           -----------           -----------

Income taxes                                                          66,324                57,019                51,323
                                                                 -----------           -----------           -----------

Income from Continuing Operations                                    108,007                85,191                68,258
                                                                 -----------           -----------           -----------

DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued segment
     (net of income taxes of $(2,137), $670 and $2,589)               (3,968)                1,243                 4,807

Loss on sale of discontinued operations (less
     applicable income tax benefit of $13,181)                       (24,480)                 --                    --
                                                                 -----------           -----------           -----------

          NET INCOME                                             $    79,559           $    86,434           $    73,065
                                                                 ===========           ===========           ===========



   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                  Consolidated Statements of Changes in Equity

                                                           Other
                                                        Comprehensive          Retained              Total
                                                        Income/(Loss)          Earnings             Equity
---------------------------------------------------------------------------------------------------------------
(In thousands)
Balance at January 1, 1997                              $    85,730           $   784,646          $   870,376
Comprehensive Income
   Net income for 1997                                         --                  73,065               73,065
   Other comprehensive loss, net of tax
       Unrealized appreciation of  securities,
        net of reclassification adjustment                   66,279                  --                 66,279
                                                                                                   -----------
Comprehensive Income                                                                                   139,344
                                                        -----------           -----------          -----------
Balance at December 31, 1997                                152,009               857,711            1,009,720
Comprehensive Income
   Net income for 1998                                         --                  86,434               86,434
Other comprehensive income, net of tax
   Unrealized appreciation of  securities,
    net of reclassification adjustment                       45,130                  --                 45,130
                                                                                                   -----------
Comprehensive Income                                                                                   131,564
                                                        -----------           -----------          -----------
Balance at December 31, 1998                                197,139               944,145            1,141,284
Comprehensive Loss
   Net income for 1999                                         --                  79,559               79,559
Other comprehensive loss, net of tax
   Unrealized depreciation of  securities,
    net of reclassification adjustment                     (230,537)                 --               (230,537)
                                                                                                   -----------
Comprehensive Loss                                                                                    (150,978)
                                                        -----------           -----------          -----------
Balance at December 31, 1999                            $   (33,398)          $ 1,023,704          $   990,306
                                                        ===========           ===========          ===========


   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                      Consolidated Statements of Cash Flows


For the Years Ended December 31,                                                  1999                1998              1997
--------------------------------------------------------------------------------------------------------------------------------
(in thousands)

                       Cash Flows from Operating Activities
Net income                                                                    $    79,559        $    86,434        $    73,065
Adjustments to reconcile net income to net cash provided by operations:
  Capitalization of policy acquisition costs                                      (78,644)           (72,356)           (64,427)
  Amortization of deferred acquisition costs                                       52,668             42,223             43,223
  Policy fees on universal life and investment contracts                          (80,456)          (120,315)          (104,342)
  Interest credited on universal life and investment contracts                    132,213            146,081            160,417
  Depreciation and amortization                                                     6,294              4,750             18,682
  Premiums due and other receivables                                              (16,794)            (1,293)            (7,291)
  Net realized capital (gains)/losses                                                (803)            (3,912)            (9,655)
  Net realized loss on sale of discontinued operations                             37,661               --                 --
  (Increase)/decrease in investment income due and accrued                         14,954             (1,136)                60
  (Increase) in amounts recoverable from reinsurers                               (18,419)            (6,372)            (4,329)
  (Decrease) in reserves for payment of future policy benefits                    (25,710)            (8,696)           (13,358)
  Increase/(decrease) in accrued income tax payable                                13,222             25,622             (4,526)
  Other, net                                                                       12,652              3,805             (6,693)
                                                                              -----------        -----------        -----------

     Net cash provided by operating activities                                    128,397             94,835             80,826
                                                                              -----------        -----------        -----------

                       Cash Flows from Investing Activities

Sale of investments:
  Debt securities available for sale                                            1,624,576          1,837,209          1,235,274
  Equity securities                                                                12,003             35,496             20,374
  Real estate                                                                         853              9,937             87,875
  Other                                                                             3,884             18,074             14,355

Maturity and other principal repayments:
  Debt securities available for sale                                              415,888            496,283            472,474
  Mortgage loans                                                                   17,596              2,357             61,813
  Other                                                                             3,963               --                 --

Cost of investments acquired:
  Debt securities available for sale                                           (1,752,394)        (2,315,067)        (1,772,007)
  Equity securities                                                               (12,097)           (26,390)           (15,268)
  Real estate                                                                      (1,366)              (293)           (15,600)
  Other                                                                           (39,139)           (17,917)           (15,503)

Change in policy loans, net                                                        (4,044)             4,613             13,084
(Increase)/decrease in short-term investments, net                                 (5,910)            42,446             (5,955)
Purchases of furniture and equipment, net                                         (10,900)            (9,446)            (4,116)
Sale of discontinued operations                                                  (160,332)              --                 --
                                                                              -----------        -----------        -----------

     Net cash provided by investing activities                                     92,581             77,302             76,800
                                                                              -----------        -----------        -----------


   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                Consolidated Statements of Cash Flows - Continued


For the Years Ended December 31,                                   1999             1998              1997
------------------------------------------------------------------------------------------------------------
(in thousands)

                        Cash Flows from Financing Activities

Deposits for universal life and investment contracts            $ 605,568        $ 589,070        $ 653,233
Withdrawals from universal life and investment contracts         (641,296)        (605,821)        (552,311)
Transfers to separate accounts                                   (146,981)        (147,708)        (236,008)
Issuance/(repayment) of debt                                      167,228           90,772           24,842
(Increase)/decrease in net broker dealer receivables             (192,484)        (111,046)         (47,632)
                                                                ---------        ---------        ---------

     Net cash used by financing activities                       (207,965)        (184,733)        (157,876)
                                                                ---------        ---------        ---------

     Net increase/(decrease) in cash and cash equivalents          13,013          (12,596)            (250)

Cash and cash equivalents
     Beginning of the year                                         24,468           37,064           37,314
                                                                ---------        ---------        ---------
     End of the year                                            $  37,481        $  24,468        $  37,064
                                                                =========        =========        =========


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For The Years Ended December 31, 1999, 1998 and 1997

                            (in thousands of dollars)
--------------------------------------------------------------------------------

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Organization and Basis of Presentation
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.


The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.


New Accounting Pronouncements

As of January 1, 1999, the Company adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for determining when and how to measure assets and liabilities associated with guaranty fund and other insurance related assessments. The Company also adopted SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" which gives guidance on accounting for the costs related to developing, obtaining, modifying and/or implementing internal use software. The adoption of SOP 97-3 and SOP 98-1 did not have a material effect on the Company's financial condition or results of operations.

As of January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. (SFAS) 130, "Reporting Comprehensive Income." SFAS No. 130 established standards for the reporting and display of comprehensive income and its components in the financial statements. The initial application of SFAS No. 130, required the reclassification of prior-year financial statements to reflect the components of comprehensive income.

In June 1998, the FASB issued Statement of Financial Accounting Standards No
(SFAS). 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earnings. In June 1999, the FASB issued SFAS No. 137 which defers the effective date for implementation of SFAS No. 133 to fiscal years beginning after June 15, 2000. Adoption of SFAS No. 133 is not expected to have a material effect on the Company's financial condition or results of operations.

Investments

Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. Prepayment assumptions for loan-backed and structured securities are obtained from broker dealer survey values or internal estimates. These assumptions are

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all such securities.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. The Company establishes valuation reserves for investment real estate when declines in value are deemed to be other then temporary based on an analysis of discounted future cash flows. Properties held for sale are carried at the lower of depreciated cost or fair value less selling costs. Valuation reserves are established for properties held for sale when the fair value less estimated selling costs is below depreciated cost. Real estate acquired through foreclosure is recorded at the lower of cost or fair value less estimated selling costs at the time of foreclosure. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include venture capital limited partnerships which are carried at fair value.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

The Company utilizes various financial instruments, such as interest rate swaps, financial futures and structured notes, to hedge against interest rate fluctuation. Most of these investments are recorded as accounting hedges using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

Other Assets

Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $50,971 and $46,292 at December 31, 1999 and 1998,

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

respectively. Related depreciation and amortization expense was $8,441, $8,586 and $8,183 for the years ended December 31, 1999, 1998 and 1997, respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill included in other assets amounted to $17,228 and $16,126 at December 31, 1999 and 1998, respectively. Goodwill amortization was $1,008, $806 and $808 for 1999, 1998 and 1997, respectively.


Deferred Acquisition Costs
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

Separate Accounts
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

Insurance Liabilities and Revenue Recognition
Participating Traditional Life and Life Contingent Annuity Products

Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

Universal Life Products and Other Annuity Products
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

Policyholders' Dividends
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 1999, participating insurance expressed as a percentage of insurance in force is 91%, and as a percentage of premium income is 83%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 1999.

Broker/Dealer Revenue Recognition
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

Federal Income Taxes
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $1,250.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Reclassification
Certain 1998 and 1997 amounts have been reclassified to conform with 1999 presentation.

2. DISCONTINUED OPERATIONS:
During 1999, the Company decided to exit the Disability Income (DI) line of business and entered into an indemnity reinsurance agreement with Christian Mutual Life Insurance Company and ACE Bermuda Ltd. to cede all of its remaining risk associated with this line. Under the agreement, effective July 1, 1999, the Company agreed to transfer assets with a fair market value of $167,750 to reinsure net liabilities of $139,889. The Company recognized a pretax loss of $37,661 on this transaction, including costs of sale. Under the agreement, 95% of the assets and liabilities were transferred to the reinsurer effective July 1, 1999. The remaining 5% of the related assets are being held in an escrow account under the Company's control, pending approval of the transaction by the State of New York. Accordingly,

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

reserves for payment of future policy benefits at December 31, 1999 include $7,458 related to the remaining 5% of the DI business.

As this is a disposal of a segment of business, the Company has modified the presentation in the accompanying income statements to separate the results of operations attributable to this business. Revenue from discontinued operations for the year ended December 31, 1999, 1998 and 1997 were $16,855, $28,854 and $29,884, respectively.

The reinsurance agreement is secured for the Company by a collateralized trust which names the Company as the beneficiary. As of December 31, 1999, the Company had a reinsurance recoverable from Christian Mutual of $141,707 which was secured by investment grade securities with a market value of $155,046 held in trust.

3.  INVESTMENTS:

Debt Securities

The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at estimated fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $8,703 and $3,056 as of December 31, 1999 and 1998, respectively.

                                                                        December 31, 1999
                                                 --------------------------------------------------------------
                                                                    Gross             Gross          Estimated
                                                  Amortized       Unrealized       Unrealized          Fair
                                                    Cost            Gains            Losses            Value
                                                 ----------       ----------       ----------       ----------
U.S. Treasury securities and U.S.
     Government and agency securities            $   10,527       $      119       $      178       $   10,468
States and political subdivisions                    11,600             --                 58           11,542
Foreign governments                                  19,854              758             --             20,612
Corporate securities                              2,678,302           69,875          116,357        2,631,820
Mortgage and other asset-backed securities        2,106,506            9,975           58,011        2,058,470
                                                 ----------       ----------       ----------       ----------
     Total bonds                                  4,826,789           80,727          174,604        4,732,912


Redeemable preferred stocks                             360             --                 11              349
                                                 ----------       ----------       ----------       ----------
     Total                                       $4,827,149       $   80,727       $  174,615       $4,733,261
                                                 ==========       ==========       ==========       ==========


                                                                          December 31, 1998
                                                 --------------------------------------------------------------
                                                                     Gross             Gross         Estimated
                                                  Amortized        Unrealized       Unrealized         Fair
                                                     Cost            Gains            Losses           Value
                                                 ----------       ----------       ----------       ----------
U.S. Treasury securities and U.S.
     Government and agency securities            $   13,109       $    1,271       $     --         $   14,380
States and political subdivisions                    12,094            2,216             --             14,310
Foreign governments                                  24,920            3,323             --             28,243
Corporate securities                              3,058,066          299,489            4,956        3,352,599
Mortgage and other asset-backed securities        2,006,891           86,271            4,399        2,088,763
                                                 ----------       ----------       ----------       ----------
     Total bonds                                  5,115,080          392,570            9,355        5,498,295


Redeemable preferred stocks                           2,696             --                 67            2,629
                                                 ----------       ----------       ----------       ----------
     Total                                       $5,117,776       $  392,570       $    9,422       $5,500,924
                                                 ==========       ==========       ==========       ==========

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The following table summarizes the amortized cost and estimated fair value of debt securities, including redeemable preferred stocks, as of December 31, 1999 by contractual maturity.

                                                                    Amortized        Estimated
                    Years to maturity:                                 Cost         Fair Value
                                                                   ----------       ----------
                    One or less                                    $  226,324       $  215,589
                    After one through five                            247,287          248,905
                    After five through ten                            523,294          545,057
                    After ten                                       1,723,378        1,664,891
                    Mortgage and other asset-backed securities      2,106,506        2,058,470
                                                                   ----------       ----------
                         Total bonds                                4,826,789        4,732,912
                    Redeemable preferred stocks                           360              349
                                                                   ----------       ----------

                         Total                                     $4,827,149       $4,733,261
                                                                   ==========       ==========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.5 years.

At December 31, 1999, the Company held $2,058,470 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,675,587 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $382,883. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,412,879 are rated AAA and include $16,617 of interest-only tranches . As of December 31, 1999 and 1998, the Company's investments included $370,541 and $475,699, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 37% and 42% of equity at December 31, 1999 and 1998, respectively.

At December 31, 1999, the largest industry concentration of the Company's portfolio was investments in the finance industry of $506,017 representing 11% of the total debt portfolio.

Proceeds during 1999, 1998 and 1997 from sales of available-for-sale securities were $1,623,191, $1,931,269 and $1,353,112, respectively. Gross gains and gross losses realized on those sales were $18,843 and $17,702, respectively, during 1999, $37,324 and $35,257, respectively, during 1998 and $21,799 and $8,990, respectively, during 1997.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 1999 and 1998, debt securities with amortized cost totaling $218,351 and $192,724, respectively, were less than investment grade. At December 31, 1999 and 1998, the Company held securities with a carrying value of $0 and $9,170, respectively, which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 1999 and 1998.

Equity Securities
During 1999, 1998 and 1997, the proceeds from sales of equity securities amounted to $12,003, $35,496 and $20,374, respectively. The gross gains and gross losses realized on those sales were $89 and $352, $3,095 and $239 and $975 and $239 for 1999, 1998 and 1997, respectively

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

Mortgage Loans

The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                                                     1999                     1998
                                                                  ------------             ------------
                     Property Type
                        Office building                               $ 1,366                  $ 9,204
                        Retail                                          8,414                    5,553
                        Dwellings                                      16,062                   24,741
                        Other                                           2,773                    3,130
                        Valuation Allowance                            (1,500)                  (3,800)
                                                                  ------------             ------------
                          Total                                       $27,115                  $38,828
                                                                  ============             ============



                                                                     1999                     1998
                                                                  ------------             ------------
                     Geographic Concentration
                        Northeast                                     $ 5,506                  $10,273
                        Midwest                                         5,515                    5,728
                        South                                          11,612                   12,075
                        West                                            5,982                   14,552
                        Valuation Allowance                            (1,500)                  (3,800)
                                                                  ------------             ------------
                          Total                                       $27,115                  $38,828
                                                                  ============             ============

The following table presents changes in the mortgage loan valuation allowance for the years presented:
                                                                     1999                     1998
                                                                  ------------             ------------
                     Balance at January 1                             $ 3,800                  $ 3,800
                        Reduction in provision                         (2,300)                       -
                        Charge-offs                                         -                        -
                                                                  ------------             ------------
                     Balance at December 31                           $ 1,500                  $ 3,800
                                                                  ============             ============

As of December 31, 1999 and 1998, the Company's mortgage loan portfolio contained no loans delinquent over 60 days or in foreclosure and there were no non-income producing mortgage loans for the preceding twelve months.

During 1999 and 1998, the Company did not restructure the terms of any outstanding mortgages. As of December 31, 1999 and 1998, the mortgage loan portfolio included $2,275 and $2,555, respectively, of restructured mortgage loans.

Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $305 and $258 in 1999 and 1998, respectively. Gross interest income from these loans included in net investment income totaled $211 and $236 in 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

At December 31, 1999 and 1998, no loans were considered to be impaired. The Company had no investments in impaired loans during the year ended December 31, 1999. The average recorded investment in impaired loans during the year ended December 31, 1998 was approximately $6,184. During 1998, $163 was received on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.

Real Estate
The following table summarizes the carrying value of the Company's real estate holdings at December 31.

                                                                 1999                     1998
                                                             -------------            -------------
                   Investment                                     $19,461                  $19,111
                   Properties held for sale                             -                    1,914
                   Less: Valuation allowance                       (4,000)                  (5,234)
                                                             -------------            -------------
                        Total                                     $15,461                  $15,791
                                                             =============            =============

At December 31, 1999 and 1998, accumulated depreciation on real estate amounted to $7,233 and $6,218, respectively. Depreciation expense on real estate totaled $1,015, $1,071 and $5,709 for the years ended December 31, 1999, 1998 and 1997, respectively. During 1997, the Company sold its largest real estate investment for $65,007 cash to an unrelated buyer. At the date of the sale, this property had a carrying value of $61,914, net of related reserves, resulting in a gain of $3,093.

Other
Investments on deposit with regulatory authorities as required by law were $6,444 and $7,104 at December 31, 1999 and 1998, respectively.


4.  INVESTMENT  INCOME AND CAPITAL GAINS:
----------------------------------------
The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                                                  1999                 1998                1997

                                                              -------------        -------------       -------------
           Debt securities                                       $ 385,963            $ 395,628           $ 390,852
           Equity securities                                           311                  206               1,371
           Mortgage loans                                            2,706                4,268              12,098
           Real estate                                               2,209                2,903              17,519
           Policy loans                                             39,371               39,760              40,921
           Short-term investments                                      830                2,032               2,428
           Other invested assets                                    17,446               11,330              21,268
                                                              -------------        -------------       -------------
           Gross investment income                                 448,836              456,127             486,457
                 Less: Investment expense                           11,104               11,430              26,251
                 Less: Discontinued operations                       6,510               11,167              12,071
                                                              -------------        -------------       -------------
           Investment income, net                                $ 431,222            $ 433,530           $ 448,135
                                                              =============        =============       =============


--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $1,066, $235 and $3,154 in 1999, 1998 and 1997, respectively.

                                                                   1999                1998               1997

                                                               -------------       -------------      -------------
           Debt securities                                        $ (4,506)             $   110           $ 12,991
           Equity securities                                          (263)               2,856                417
           Mortgage loans                                            2,300                  210                280
           Real estate                                                 173                4,148               (684)
           Other                                                     2,430               (2,109)              (811)
           Amortization of deferred acquisition costs                  669               (1,303)            (2,538)
                                                               -------------       -------------      -------------
           Net realized capital gains/(losses)                     $   803             $  3,912           $  9,655
                                                               =============       =============      =============


The following table summarizes the change in unrealized gains and losses for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                                                    1999                  1998               1997
                                                               ----------------       -------------      -------------
           Unrealized gains/(losses):
                Debt securities                                   $ (477,036)            $ 86,594          $ 160,850
                Equity securities                                        (43)              (2,092)               408
                Other                                                  5,555               (2,091)           (14,581)
                                                               ----------------       -------------      -------------
                                                                    (471,524)              82,411            146,677
                                                               ----------------       -------------      -------------
           Less:
                Deferred policy acquisition costs                    117,050              (12,841)           (45,043)
                Deferred income taxes                                123,937              (24,440)           (35,355)
                                                               ----------------       -------------      -------------

           Net change in unrealized gains/(losses)                $ (230,537)            $ 45,130           $ 66,279
                                                               ================       =============      =============

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

           Reclassification Adjustments                                 1999                1998                1997
                                                                    --------------      --------------      -------------
           Unrealized holding gains/(losses) arising
                during period                                         $ (255,859)            $ 53,576           $ 71,797
           Reclassification adjustment for gains included
                in net income                                             25,322                8,446              5,518
                                                                    --------------      --------------      -------------
           Unrealized gains/(losses) on investments, net
               of reclassification adjustment                         $ (230,537)            $ 45,130           $ 66,279
                                                                    ==============      ==============      =============


Reclassification adjustments reported in the above table for the years ended December 31, 1999, 1998 and 1997 are net of income tax expense of $13,635, $7,679 and $4,519, respectively, and $11,760, $5,815 and $2,875, respectively, relating to the effects of such amounts on deferred acquisition costs.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

5.  FAIR VALUE INFORMATION:
The following table summarizes the carrying value and estimated fair value of the Company's financial instruments as of December 31, 1999 and 1998.

                                                             1999                                 1998
                                                        ---------------------------------    ---------------------------------
                                                           Carrying            Fair             Carrying            Fair
                                                            Value              Value             Value              Value
                                                        ---------------    --------------    ---------------    --------------
     Financial Assets:
        Debt securities, available for sale                $ 4,733,261       $ 4,733,261        $ 5,500,924       $ 5,500,924
        Equity securities
             Common stock                                          276               276                158               158
             Non-redeemable preferred stocks                     3,673             3,673              4,003             4,003
        Mortgage loans                                          27,115            28,615             38,828            42,675
        Policy loans                                           642,420           612,501            638,376           605,144
        Cash and cash equivalents                               37,481            37,481             24,468            24,468
        Short-term investments                                   6,934             6,934              1,024             1,024
        Separate account assets                              2,865,366         2,865,366          2,302,937         2,302,937
        Other invested assets                                  137,766           137,766             98,571            98,571

     Financial Liabilities:
        Investment-type contracts
             Individual annuities                            $ 997,686       $ 1,011,298        $ 1,108,274       $ 1,143,373
             Guaranteed investment contracts                    22,786            21,353             39,571            40,556
             Other group annuities                              85,465            85,213            113,974           115,422
             Other policyholder funds                          339,937           339,937            340,761           340,761
                                                        ---------------    --------------    ---------------    --------------
       Total policyholder funds                              1,445,874         1,457,801          1,602,580         1,640,112
       Policyholder's dividends payable                         28,770            28,770             30,532            30,532
       Separate account liabilities                          2,865,366         2,865,366          2,302,937         2,302,937

The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The estimated fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The estimated fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The estimated fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The estimated fair values for the venture capital limited partnerships are based on values determined by the partnerships' managing general partners. The resulting estimated fair values may not be indicative of the value which could be negotiated in an actual sale.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities, guaranteed investment contracts and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts due under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 1999 and 1998, the Company had interest rate swaps with aggregate notional amounts equal to $20,000 and $95,000, respectively, with average unexpired terms of 7 months and 8 months, respectively. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $335 and $0, respectively, at December 31, 1999 and $2,248 and $0, respectively, at December 31, 1998. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current creditworthiness of the counterparties.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $34,457 and $38,144 as of December 31, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

6.  INCOME TAXES:
The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                                       1999                1998
                                                                   --------------      -------------
           Deferred tax assets
              Future policy benefits                                    $ 90,877           $ 92,909
              Dividend award                                              10,010             10,255
              Allowances for investment losses                             6,153              4,232
              Employee benefit liabilities                                30,479             29,762
              Unrealized investment losses                                17,934                  -
              Other                                                       17,256             18,677
                                                                   --------------      -------------
                     Total deferred tax asset                            172,709            155,835
                                                                   --------------      -------------

           Deferred tax liabilities
              Deferred acquisition costs                                 145,360            135,248
              Unrealized investment gains                                      -            105,993
              Other                                                       18,484             22,375
                                                                   --------------      -------------
                     Total deferred tax liability                        163,844            263,616
                                                                   --------------      -------------
           Net deferred tax liability                                     (8,865)           107,781
           Tax currently payable                                          40,784             34,853
                                                                   --------------      -------------
           Accrued income tax payable                                   $ 31,919          $ 142,634
                                                                   ==============      =============

The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                                       1999                1998               1997

                                                                   -------------       -------------      -------------
           Tax expense at 35%                                          $ 45,697            $ 50,443           $ 44,442
           Increase in income taxes resulting
           from:
              Differential earnings amount                                3,010               2,681              6,942

              Other                                                       2,299               4,565              2,528
                                                                   -------------       -------------      -------------
           Federal income tax expense                                  $ 51,006            $ 57,689           $ 53,912
                                                                   =============       =============      =============



--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The make up of the tax expense/(benefit) is as follows:

                                                                       1999                1998               1997
                                                                   -------------       -------------      -------------
           Continuing operations                                       $ 66,324            $ 57,019           $ 51,323
           Discontinued operations:
                Operations                                               (2,137)                670              2,589

                Sale                                                    (13,181)                  -                  -
                                                                   -------------       -------------      -------------
           Total federal income tax expense                            $ 51,006            $ 57,689           $ 53,912
                                                                   =============       =============      =============

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to include the Differential Earnings Amount (DEA) in each year's taxable income. This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined the Company's income tax returns through the year 1994 and is currently examining years 1995 through 1997. Management believes that an adequate provision has been made for potential assessments.


7.  BENEFIT  PLANS:
------------------

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                                  Pension Benefits                  Other Benefits
                                                                  ----------------                  --------------
                                                                1999            1998             1999            1998
                                                            -------------   -------------    -------------   -------------
           Benefit Obligation                                  $(90,293)       $(90,428)        $(27,808)      $ (26,439)
           Fair value of plan assets                             63,616          53,349                -               -
                                                            -------------   -------------    -------------   -------------
           Funded Status                                       $(26,677)       $(37,079)        $(27,808)      $ (26,439)
                                                            =============   =============    =============   =============
           Accrued benefit cost recognized in the
              consolidated balance sheet                       $(25,861)       $(22,530)        $(44,205)      $ (44,558)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                                  Pension Benefits                  Other Benefits
                                                                  ----------------                  --------------
                                                                1999            1998             1999            1998
                                                            -------------   -------------    -------------   -------------
           Discount rate                                        6.75%           6.75%            6.75%           6.75%
           Expected return on plan assets                       8.00%           8.00%               -               -
           Rate of compensation increase                        5.50%           5.50%            5.00%           5.00%

At December 31, 1999, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2000, grading to 5% for 2004. At December 31, 1998, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 1999, grading to 5% for 2004. The assumed health care cost trend rate used at December 31, 1997 in measuring the accumulated postretirement benefit obligation was 8.5% for 1998, grading to 5% for 2004. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The contributions made and the benefits paid from the plans were:

                                                                  Pension Benefits                  Other Benefits
                                                                  ----------------                  --------------
                                                                1999            1998             1999            1998
                                                            -------------   -------------    -------------   -------------
           Benefit cost recognized in                           $  5,072        $  5,692         $  1,140          $  831
              consolidated income statement

           Employer contribution                                   1,741           6,687            1,493           1,415

           Plan participants' contribution
                                                                       -               -                -               -
           Benefits paid
                                                                   3,593           3,229            1,493           1,415

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 1999, 1998 and 1997, the expense recognized for these plans was $11,192, $9,526 and $8,345, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 1999 and 1998 was $300,170 and $260,706, respectively.

8.  REINSURANCE:
---------------
The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                               Assumed             Ceded to
                                           Gross               From Other             Other                  Net
                                           Amount              Companies            Companies              Amount
                                       ---------------       ---------------      --------------       ----------------
     December 31, 1999:
       Life Insurance in Force           $ 33,554,483             $ 353,382         $ 8,185,527           $ 25,722,338
       Premiums
                                              149,187                 6,399              16,803                138,783
       Benefits
                                              455,518                15,629              32,705                438,442
       Reserves
                                            5,446,024                   175             220,656              5,225,543

     December 31, 1998:
       Life Insurance in Force           $ 32,066,821           $ 5,115,520         $ 5,954,701           $ 31,227,640
       Premiums
                                              166,708                10,586               5,940                171,354
       Benefits
                                              457,239                15,710              17,913                455,036
       Reserves
                                            5,594,712                 1,688              62,198              5,534,202

For the years ended December 31, 1999 and 1998, the above numbers include premiums from discontinued operations of $8,267 and $16,739, respectively, and benefits from discontinued operations of $8,651 and $9,888, respectively.

During 1997, the Company had gross premiums of $190,754, assumed premiums of $11,189 and ceded premiums of $6,723 and gross benefits of $492,857, assumed benefits of $14,293 and ceded benefits of $26,916. Reinsurance receivables with a carrying value of $205,559 and $55,119 were associated with a single reinsurer at December 31, 1999 and 1998, respectively.

--------------------------------------------------------------------------------

                            (In Thousands of Dollars)

--------------------------------------------------------------------------------


9. COMMITMENTS AND CONTINGENCIES:
--------------------------------
The Company and its subsidiaries are respondents in a number of proceedings, some of which involve extra-contractual damage in addition to other damages. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 1999, the Company had outstanding commitments totaling $70,757 relating to these investment activities. The fair value of these commitments approximates the face amount.


10. STATUTORY  INFORMATION:
---------------------------
State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.


The combined insurance companies' statutory capital and surplus at December 31, 1999 and 1998 was $558,700 and $495,212, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 1999, 1998 and 1997, was $76,680, $83,676 and $63,613, respectively.

The National Association of Insurance Commissioners has released a comprehensive guide to Statutory Accounting Principles, Accounting Practices and Procedures Manual - version effective January 1, 2001, (Codification) to provide a consistent basis of statutory accounting effective for years ending December 31, 2001. The Company does not expect the adoption of Codification to have a material effect on its statutory capital and surplus.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.


                                                               ERNST & YOUNG LLP

Philadelphia, Pennsylvania
January 28, 2000

--------------------------------------------------------------------------------

                                   Appendix A

--------------------------------------------------------------------------------


                         Sample Minimum Initial Premiums


The following table shows for Insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. The table assumes the Insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.


Issue Age                                                        Minimum Initial
of Insured          Sex of Insured      Base Death Benefit           Premium
--------------------------------------------------------------------------------
    25                    M                  $50,000                    $286
--------------------------------------------------------------------------------
    30                    F                  $75,000                    $390
--------------------------------------------------------------------------------
    35                    M                  $75,000                    $448
--------------------------------------------------------------------------------
    40                    F                 $100,000                    $640
--------------------------------------------------------------------------------
    45                    M                 $100,000                    $827
--------------------------------------------------------------------------------
    50                    F                 $100,000                    $975
--------------------------------------------------------------------------------
    55                    M                 $100,000                  $1,377
--------------------------------------------------------------------------------
    60                    F                  $75,000                  $1,155
--------------------------------------------------------------------------------
    65                    M                  $75,000                  $2,022
--------------------------------------------------------------------------------
    70                    F                  $50,000                  $1,327
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   Appendix B

--------------------------------------------------------------------------------





  Applicable Percentages Under the Guideline Premium / Cash Value Corridor Test

Attained                  Attained                   Attained                   Attained                   Attained
  Age       Percentage       Age       Percentage       Age       Percentage       Age       Percentage       Age      Percentage
  ---       ----------       ---       ----------       ---       ----------       ---       ----------       ---      ----------
  0-40         250%          51           178%          62           126%          73           109%          84          105%
   41          243%          52           171%          63           124%          74           107%          85          105%
   42          236%          53           164%          64           122%          75           105%          86          105%
   43          229%          54           157%          65           120%          76           105%          87          105%
   44          222%          55           150%          66           119%          77           105%          88          105%
   45          215%          56           146%          67           118%          78           105%          89          105%
   46          209%          57           142%          68           117%          79           105%          90          105%
   47          203%          58           138%          69           116%          80           105%          91          104%
   48          197%          59           134%          70           115%          81           105%          92          103%
   49          191%          60           130%          71           113%          82           105%          93          102%
   50          185%          61           128%          72           111%          83           105%         94-99        101%


      Sample Applicable Percentages Under the Cash Value Accumulation Test

                                 Male Non-Smoker

Attained                  Attained                   Attained                   Attained                   Attained
   Age      Percentage       Age       Percentage       Age       Percentage       Age       Percentage       Age      Percentage
   ---      ----------       ---       ----------       ---       ----------       ---       ----------       ---      ----------
  0-19          N/A          36          417.61%        53          240.32%        69          156.24%        85         119.81%
   20         699.48%        37          403.76%        54          233.12%        70          152.83%        86         118.55%
   21         679.26%        38          390.40%        55          226.22%        71          149.57%        87         117.38%
   22         659.36%        39          377.52%        56          219.61%        72          146.49%        88         116.28%
   23         639.73%        40          365.11%        57          213.30%        73          143.58%        89         115.23%
   24         620.39%        41          353.15%        58          207.25%        74          140.85%        90         114.21%
   25         601.33%        42          341.65%        59          201.45%        75          138.30%        91         113.20%
   26         582.53%        43          330.57%        60          195.91%        76          135.91%        92         112.17%
   27         564.06%        44          319.91%        61          190.60%        77          133.67%        93         111.08%
   28         545.97%        45          309.63%        62          185.53%        78          131.57%        94         109.92%
   29         528.29%        46          299.75%        63          180.70%        79          129.58%        95         108.65%
   30         511.04%        47          290.24%        64          176.09%        80          127.70%        96         107.27%
   31         494.24%        48          281.10%        65          171.71%        81          125.91%        97         105.80%
   32         477.93%        49          272.29%        66          167.55%        82          124.22%        98         104.25%
   33         462.11%        50          263.82%        67          163.60%        83          122.64%        99         102.60%
   34         446.78%        51          255.67%        68          159.83%        84          121.17%        100        100.00%
   35         431.94%        52          247.84%

                                Female Non-Smoker

Attained                  Attained                   Attained                   Attained                   Attained
  Age       Percentage       Age       Percentage       Age       Percentage       Age       Percentage       Age      Percentage
  ---       ----------       ---       ----------       ---       ----------       ---       ----------       ---      ----------
  0-19          N/A          36          468.31%        53          270.97%        69          171.23%        85         122.77%
   20         796.54%        37          452.83%        54          262.85%        70          166.87%        86         121.08%
   21         771.20%        38          437.93%        55          255.03%        71          162.66%        87         119.50%
   22         746.54%        39          423.58%        56          247.50%        72          158.63%        88         118.03%
   23         722.57%        40          409.78%        57          240.24%        73          154.80%        89         116.64%
   24         699.24%        41          396.51%        58          233.24%        74          151.16%        90         115.32%
   25         676.63%        42          383.77%        59          226.46%        75          147.74%        91         114.03%
   26         654.62%        43          371.51%        60          219.89%        76          144.52%        92         112.76%
   27         633.28%        44          359.71%        61          213.54%        77          141.49%        93         111.49%
   28         612.56%        45          348.34%        62          207.41%        78          138.64%        94         110.17%
   29         592.47%        46          337.38%        63          201.52%        79          135.95%        95         108.79%
   30         572.99%        47          326.82%        64          195.89%        80          133.39%        96         107.34%
   31         554.12%        48          316.63%        65          190.51%        81          130.98%        97         105.82%
   32         535.83%        49          306.81%        66          185.37%        82          128.71%        98         104.26%
   33         518.10%        50          297.34%        67          180.47%        83          126.58%        99         102.60%
   34         500.93%        51          288.22%        68          175.76%        84          124.60%        100        100.00%
   35         484.36%        52          279.43%


      Sample Applicable Percentages Under the Cash Value Accumulation Test

                                   Male Smoker

Attained                  Attained                   Attained                   Attained                   Attained
  Age       Percentage       Age       Percentage       Age       Percentage       Age       Percentage       Age      Percentage
  ---       ----------       ---       ----------       ---       ----------       ---       ----------       ---      ----------
  0-19          N/A          36          342.96%        53          206.34%        69          144.93%        85         118.30%
   20         567.36%        37          331.98%        54          201.00%        70          142.45%        86         117.35%
   21         551.35%        38          321.41%        55          195.91%        71          140.09%        87         116.44%
   22         535.65%        39          311.26%        56          191.05%        72          137.84%        88         115.56%
   23         520.14%        40          301.52%        57          186.43%        73          135.71%        89         114.71%
   24         504.81%        41          292.18%        58          182.01%        74          133.71%        90         113.85%
   25         489.67%        42          283.23%        59          177.78%        75          131.84%        91         112.97%
   26         474.70%        43          274.66%        60          173.72%        76          130.10%        92         112.04%
   27         459.94%        44          266.46%        61          169.84%        77          128.48%        93         111.02%
   28         445.46%        45          258.59%        62          166.14%        78          126.96%        94         109.89%
   29         431.30%        46          251.07%        63          162.61%        79          125.52%        95         108.65%
   30         417.48%        47          243.85%        64          159.26%        80          124.15%        96         107.27%
   31         404.05%        48          236.93%        65          156.08%        81          122.84%        97         105.80%
   32         391.02%        49          230.29%        66          153.08%        82          121.59%        98         104.25%
   33         378.39%        50          223.92%        67          150.23%        83          120.42%        99         102.60%
   34         366.17%        51          217.79%        68          147.52%        84          119.32%        100        100.00%
   35         354.36%        52          211.94%

                                  Female Smoker

Attained                  Attained                   Attained                   Attained                   Attained
  Age       Percentage       Age       Percentage       Age       Percentage       Age       Percentage       Age      Percentage
  ---       ----------       ---       ----------       ---       ----------       ---       ----------       ---      ----------
  0-19          N/A          36          413.45%        53          247.46%        69          163.93%        85         121.86%
   20         700.22%        37          400.10%        54          240.74%        70          160.19%        86         120.34%
   21         677.90%        38          387.29%        55          234.28%        71          156.56%        87         118.94%
   22         656.20%        39          375.01%        56          228.06%        72          153.07%        88         117.61%
   23         635.13%        40          363.24%        57          222.06%        73          149.74%        89         116.35%
   24         614.65%        41          351.98%        58          216.25%        74          146.59%        90         115.11%
   25         594.81%        42          341.22%        59          210.60%        75          143.63%        91         113.90%
   26         575.52%        43          330.93%        60          205.10%        76          140.85%        92         112.70%
   27         556.84%        44          321.06%        61          199.75%        77          138.24%        93         111.46%
   28         538.74%        45          311.58%        62          194.58%        78          135.78%        94         110.17%
   29         521.19%        46          302.46%        63          189.59%        79          133.44%        95         108.79%
   30         504.21%        47          293.69%        64          184.82%        80          131.22%        96         107.34%
   31         487.80%        48          285.25%        65          180.27%        81          129.11%        97         105.82%
   32         471.91%        49          277.11%        66          175.93%        82          127.12%        98         104.26%
   33         456.54%        50          269.27%        67          171.78%        83          125.23%        99         102.60%
   34         441.67%        51          261.73%        68          167.79%        84          123.48%        100        100.00%
   35         427.33%        52          254.46%

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